     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 1999
                                           REGISTRATION NO. 333-74295; 811-09253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

                 PRE-EFFECTIVE AMENDMENT NO.                / /

                 POST-EFFECTIVE AMENDMENT NO.               / /

                                      AND

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                       AMENDMENT NO.                 / /
                            ------------------------

                            WELLS FARGO FUNDS TRUST

               (Exact Name of Registrant as specified in Charter)

                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
          (Address of Principal Executive Offices, including Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                             RICHARD H. BLANK, JR.
                               C/O STEPHENS INC.
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
                    (Name and Address of Agent for Service)
                            ------------------------

                                WITH A COPY TO:

                            ROBERT M. KURUCZA, ESQ.
                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

                                      AND

                            KATHLEEN K. CLARKE, ESQ.
                              SEWARD & KISSEL LLP
                               1200 G STREET, NW
                              WASHINGTON, DC 20005

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THIS REGISTRATION STATEMENT.

    The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith.

    It is proposed that this filing will become effective on May 25, 1999 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
       FOR YOUR CONVENIENCE, YOU MAY VOTE BY CALLING D.F. KING & CO., INC.
                  TOLL-FREE AT 1-800-326-3066 FROM 6:00 A.M. TO
                      7:00 P.M. PACIFIC TIME. YOU MAY ALSO
            VOTE BY FAXING YOUR PROXY BALLOT TO D.F. KING & CO., INC.
               AT 1-212-269-2796 OR BY INTERNET WWW.PROXYVOTE.COM
                A CONFIRMATION OF YOUR TELEPHONE OR TELEFACSIMILE
                           VOTE WILL BE MAILED TO YOU.

                                STAGECOACH FUNDS
                               111 CENTER STREET
                             LITTLE ROCK, AR 72201

                            NORWEST ADVANTAGE FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101

                                 May [  ], 1999

Dear Valued Shareholder:

    We are seeking your approval of a proposed reorganization of your Stagecoach or Norwest Advantage Fund into a corresponding Fund of Wells Fargo Trust. The proposed reorganization is part of a plan arising from the merger of Wells Fargo & Company and Norwest Corporation, which are the parent companies of the advisors to the Stagecoach and Norwest Advantage Funds. By consolidating the Funds, we expect to reduce management and administrative inefficiencies. We also expect to achieve increased investment leverage and market presence for the consolidated Funds, which we believe will be advantageous for Fund shareholders.

    WELLS FARGO BANK HAS AGREED TO PAY ALL EXPENSES OF THE REORGANIZATION SO THAT SHAREHOLDERS WILL NOT BEAR THESE COSTS.

    THE BOARDS OF DIRECTORS AND TRUSTEES OF THE STAGECOACH AND NORWEST ADVANTAGE FUNDS HAVE UNANIMOUSLY APPROVED THE REORGANIZATION AND BELIEVE THAT IT IS IN THE BEST INTERESTS OF SHAREHOLDERS. THEY RECOMMEND THAT YOU APPROVE THE REORGANIZATION BY VOTING YOUR PROXY.

    Under the reorganization, each of the Stagecoach Funds and the Norwest Advantage Funds will transfer all of its assets and liabilities to a Wells Fargo Trust Fund. We will refer to these fund groups as the SC Funds, the NAF Funds, and the WF Funds and all of them together as the Funds. The following table lists the SC Funds, the NAF Funds, and the corresponding WF Funds that are part of the proposed reorganization. In some cases, only SC Funds or NAF Funds are part of the reorganization. In other cases, both SC Funds and NAF Funds are reorganizing into the same WF Fund.

-------------------------------------------------------------------------------------------

                                                                  will reorganize into
           SC FUND                       NAF FUND                        WF FUND
-------------------------------------------------------------------------------------------
    Asset Allocation Fund                   --                    Asset Allocation Fund
        Balanced Fund
         Growth Fund             ValuGrowth-SM- Stock Fund             Growth Fund
  Diversified Equity Income         Income Equity Fund             Income Equity Fund
            Fund
       Small Cap Fund            Small Company Stock Fund            Small Cap Fund
    Strategic Growth Fund
                                        Income Fund
                                  Total Return Bond Fund
             --                Performa Strategic Value Bond           Income Fund
                                           Fund
 U.S. Government Income Fund      Intermediate Government        Intermediate Government
 U.S. Government Allocation             Income Fund                    Income Fund
            Fund
   Short-Intermediate U.S.        Limited Term Government        Limited Term Government
   Government Income Fund               Income Fund                    Income Fund
   National Tax-Free Fund          Tax-Free Income Fund          National Tax-Free Fund
   Prime Money Market Fund                                    Cash Investment Money Market
(Administrative, Service and       Cash Investment Fund                   Fund
   Institutional Classes)
   Prime Money Market Fund      Ready Cash Investment Fund
          (Class A)               (Investor and Exchange            Money Market Fund
      Money Market Fund                  Classes)
   National Tax-Free Money      Municipal Money Market Fund      National Tax-Free Money
    Market Fund (Class A)            (Investor Class)             Market Fund (Class A)
                                                                    National Tax-Free
   National Tax-Free Money      Municipal Money Market Fund    Institutional Money Market
 Market Fund (Institutional        (Institutional Class)            Fund (Service and
           Class)                                                Institutional Classes)
 Treasury Plus Money Market         Treasury Plus Fund         Treasury Plus Institutional
Fund (Administrative, Service      (Institutional Class)       Money Market Fund (Service
 and Institutional Classes)                                    and Institutional Classes)
Government Money Market Fund       U.S. Government Fund       Government Money Market Fund

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION?

    - The combined Funds, along with the other SC and NAF Funds that will be part of the WF funds family, will provide investors with a wider array of investments options and therefore more choices of available funds.

    - The reorganization will be tax-free for all Funds, except for certain money market funds, and shareholders of these funds are not expected to experience any tax consequences.

    - The asset size of the combining Funds will increase substantially; thus we expect the reorganization will result in greater investment leverage and market presence.

    - The reorganization will result in operating efficiencies for the Funds.

    - The combining Funds will have compatible objectives and investment strategies.

    - Wells Fargo will pay all of the costs of the reorganization.

    You do not need to make any changes to your investments now. We are confident you will be pleased with the choices in the new fund family.

    Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may send your proxy to us by fax at 1-212-269-2796, or vote by internet
(http://www.proxyvote.com) or telephone 1-800-326-3066.

                                          Very truly yours,

                                          [NAME]
                                          [TITLE]

                                STAGECOACH FUNDS
                               111 CENTER STREET
                             LITTLE ROCK, AR 72201

                            NORWEST ADVANTAGE FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR AUGUST 5, 1999

To the Shareholders of the SC Funds and the NAF Funds:

    A special meeting of shareholders will be held on Thursday, August 5, 1999,
at     a.m. at the principal office of             , to consider the following:

1. A proposal to approve Agreements and Plans of Reorganization for the SF Funds and the NAF Funds. Under these Agreements, the SC Funds and the NAF Funds will transfer all of their assets to the corresponding WF Funds in exchange for shares of the WF Funds. These WF Fund shares would be distributed proportionately to the shareholders of the SC Funds and NAF Funds. The WF Funds also would assume the liabilities of the corresponding SC Funds and NAF Funds.

2.  Any other business that properly comes before the meeting.

    Shareholders of record as of the close of business on May 6, 1999 are entitled to vote at the meeting and any related follow-up meetings.

    WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD (VOTING INSTRUCTION CARD).

                                                  By Order of the Board of Trustees
                                                  -------------------------------------------

June   , 1999

              YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE
              NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

COMBINED PROXY STATEMENT/PROSPECTUS

June   , 1999

STAGECOACH FUNDS                               NORWEST ADVANTAGE FUNDS
111 CENTER STREET                              2 PORTLAND SQUARE
LITTLE ROCK, AR 72211                          PORTLAND, ME 04101

--------------------------------------------------------------------------------

WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?

    On March 25, 1999, the SC Funds' and NAF Funds' Boards of Directors and Trustees approved the reorganization of the Funds into new WF Funds. The reorganization is part of a plan to consolidate the Wells Fargo Bank fund family with the Norwest Advantage fund family, following last November's merger of their investment advisor's parent companies--Wells Fargo & Company and Norwest Corporation.

    This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of the following SC Funds and NAF Funds into the corresponding WF Fund:

-------------------------------------------------------------------------------------------
                                                                  will reorganize into
           SC FUND                       NAF FUND                        WF FUND
-------------------------------------------------------------------------------------------
    Asset Allocation Fund
        Balanced Fund                       --                    Asset Allocation Fund
         Growth Fund             ValuGrowth-SM- Stock Fund             Growth Fund
  Diversified Equity Income
            Fund                    Income Equity Fund             Income Equity Fund
       Small Cap Fund
    Strategic Growth Fund        Small Company Stock Fund            Small Cap Fund
                                        Income Fund
                                  Total Return Bond Fund
             --                  Performa Strategic Value              Income Fund
                                         Bond Fund
 U.S. Government Income Fund
       U.S. Government            Intermediate Government        Intermediate Government
       Allocation Fund                  Income Fund                    Income Fund
   Short-Intermediate U.S.        Limited Term Government        Limited Term Government
   Government Income Fund               Income Fund                    Income Fund
   National Tax-Free Fund          Tax-Free Income Fund          National Tax-Free Fund
   Prime Money Market Fund
(Administrative, Service and       Cash Investment Fund              Cash Investment
   Institutional Classes)                                           Money Market Fund
   Prime Money Market Fund      Ready Cash Investment Fund
          (Class A)               (Investor and Exchange            Money Market Fund
      Money Market Fund                  Classes)
      National Tax-Free
      Money Market Fund         Municipal Money Market Fund      National Tax-Free Money
          (Class A)                  (Investor Class)             Market Fund (Class A)
                                                                    National Tax-Free
      National Tax-Free                                               Institutional
      Money Market Fund         Municipal Money Market Fund         Money Market Fund
    (Institutional Class)          (Institutional Class)       (Service and Institutional
                                                                        Classes)
 Treasury Plus Money Market                                    Treasury Plus Institutional
Fund (Administrative, Service       Treasury Plus Fund              Money Market Fund
             and                   (Institutional Class)       (Service and Institutional
   Institutional Classes)                                               Classes)
         Government                                                    Government
      Money Market Fund            U.S. Government Fund             Money Market Fund

HOW WILL THE REORGANIZATION WORK?

    The reorganization will involve three steps:

    - the transfer of the assets and liabilities of the SC Funds and the NAF Funds to the corresponding WF Fund in exchange for shares of the WF Fund of equivalent value to the net assets transferred;

    - the pro rata distribution of the WF Fund's shares to the shareholders of record of the SC Fund or NAF Fund as of the effective date of the reorganization in full redemption of those shareholders' shares in the SC Fund or NAF Fund; and

    - the immediate liquidation and termination of the SC Fund or NAF Fund.

    As a result of the reorganization, shareholders of the SC Funds or NAF Funds will instead hold shares of the corresponding WF Fund having the same total value as the shares of the SC Fund or NAF Fund that they held immediately before the reorganization. If a majority of the shares of one of the SC Funds or NAF Funds do not approve the reorganization, that Fund will not participate in the reorganization and the SC Fund or NAF Fund will not be terminated. In such a case, the SC or NAF Fund will continue its operations and its Directors or Trustees will consider what further action is necessary.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

    Yes, additional information about the Funds is available in the:

    - Prospectuses for the SC Funds, NAF Funds and WF Funds;

    - Management's Discussion of Fund Performance, which is included in the SC Funds' and NAF Funds' Annual Reports to shareholders; and

    - Statements of Additional Information, or SAIs, for the Funds.

    All of this information is in documents filed with the Securities and Exchange Commission. The prospectuses and Management's Discussion of Fund Performance are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document.

    The WF Funds' Prospectuses accompany this statement. The SF Funds' and NAF Funds' Prospectuses and annual reports to shareholders, which contain audited financial statements for the most current fiscal year have been previously mailed to shareholders. Copies of all this information, including the SAIs, are available upon request without charge by writing to or calling:

    Wells Fargo Funds
    P.O. Box 7066
    San Francisco, CA 94120-7066
    1-800-552-9612

OTHER IMPORTANT THINGS TO NOTE:

    - An investment in the WF Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

    - You may lose money by investing in the Funds.

    - The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Proposal: Approval of Reorganization of SC Funds and NAF Funds............     8
Summary...................................................................     9
  Comparison of Current Fees..............................................     9
  Comparison of Investment Objectives and Strategies......................     9
  Common Risk Considerations..............................................    23
  Comparison of Shareholder Services and Procedures.......................    23
  Federal Income Tax Consequences.........................................    23
  Comparison of Investment Advisors and Investment Advisory Fees..........    24
  Comparison of Business Structures.......................................    24
Information About the Proposed Transaction................................    25
Exhibit A: Fee Tables.....................................................   A-1
Exhibit B:  Agreements and Plans of Reorganization........................   B-1
Exhibit C:  Comparison of Investment Objectives and Strategies............   C-1
Exhibit D: Comparison of Shareholder Services and Procedures..............   D-1
Exhibit E:  Comparison of Investment Advisors and Investment Advisory
  Fees....................................................................   E-1
Exhibit F:  Comparison of Other Service Providers.........................   F-1
Exhibit G: Comparison of Business Structures..............................   G-1

PROPOSAL: APPROVAL OF REORGANIZATION OF SC FUNDS AND NAF FUNDS

    On March 25, 1999, the Board of Directors of the SC Funds and the Board of Trustees of the NAF Funds unanimously voted to approve the reorganization, subject to approval by the Funds' shareholders. Under the reorganization, the SC Funds and the NAF Funds will transfer their assets to the corresponding WF Funds and the WF Funds will assume the liabilities of the SC Funds and NAF Funds. Each WF Fund is modeled on an existing SC Fund or NAF Fund, as identified in the summary section of this proxy statement/prospectus. Following the transfer of assets, shares of each WF Fund will be distributed to shareholders of each corresponding SC Fund or NAF Fund. You will receive shares of a comparable class of the WF Fund. As a result of the reorganization, you will receive WF Fund shares equal to the value of your share of the net assets of each SC Fund or NAF Fund in which you were invested. The reorganization is expected to be a tax-free reorganization or, for certain money market funds, is not expected to result in any tax consequences to shareholders. If approved by shareholders, the reorganization is expected to occur in September, 1999.

    The Directors and Trustees have concluded that participation in the proposed reorganization is in the best interests of the SC Funds and NAF Funds and their shareholders. The Directors and Trustees also concluded that the proposed reorganization would not dilute shareholders' economic interests. In reaching this conclusion, the Directors and Trustees considered, among other things:

    1. The expanded range of investment options available to investors in the WF Funds, including the combined SC and WF Funds. The WF Funds family will offer 61 funds.

    2. The similarities of the investment objectives and strategies of the WF Funds with those of the SC Funds and NAF Funds.

    3. The tax-free nature of the reorganization for all Funds, except for certain money market funds and the expected lack of tax consequences for shareholders of these funds.

    4. The investment and market leverage that the WF Funds are expected to achieve as part of the reorganization.

    5.  The improved operating efficiencies of the combined Funds.

    6. The potential for improved performance of the WF Funds as compared to the SC Funds and NAF Funds, based on a larger asset base and the selection of successful portfolio managers with better track records for the WF Funds.

    7. The expense ratios of the SC Funds and NAF Funds as compared to the corresponding WF Funds.

    8. The expenses of the reorganization, all of which will be borne by Wells Fargo.

    For a more complete discussion of the factors considered by the Boards in approving the reorganization, see pages 23-25.

                                    SUMMARY

    The following summary highlights significant differences between the SC Fund and NAF Fund that you own today and the corresponding WF Fund that you will own after the reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the reorganization of the Funds. For more complete information, please read this entire document and the enclosed Fund prospectuses.

COMPARISON OF CURRENT FEES

    After the reorganization, most of the SC Funds and NAF Funds, with the largest proportion of assets and shareholders, are projected to have the same or lower operating expense ratios. These projections take into account potential savings in fixed and variable expenses resulting from combining the operations of the Funds and renegotiated contract terms with vendors. Some of the SC Funds and NAF Funds, primarily their retail classes, which affect fewer shareholders and less assets, are projected to have higher operating expense ratios before waivers and reimbursements. These higher expense ratios are due primarily to new or increased shareholder servicing fees that are intended to improve the scope or quality of services provided to WF Fund shareholders. Wells Fargo, as investment advisor to the WF Funds, has agreed to a fee waiver or expense reimbursement for a period of at least one year so that expenses remain at or close to the current expense ratios. The SC Asset Allocation and NAF Income Equity Funds are projected to have higher expense ratios due to a reevaluation of the services provided to shareholders in these Funds, which were not reflected in their fees. Because the fees of these funds are expected to change more significantly than other of the combining funds, Wells Fargo has agreed to a fee waiver or expense reimbursement for a period of at least two years for the WF Fund successors to these Funds. See Exhibit A--Comparative Fee Table for more information about expenses, both before and after waivers and reimbursements and Exhibit E--Comparison of Investment Advisors and Investment Advisory Fees for information concerning current and post-reorganization investment advisory fees.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

    The following is a comparison of the investment objectives and strategies of each SC Fund and NAF Fund and the corresponding WF Fund. A more detailed comparison of the Funds' investment objectives and strategies can be found in Exhibit C. You can find complete information on a Fund in its prospectus and SAI.

    Each SC Fund and NAF Fund and its corresponding WF Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed reorganization of the SC Funds and NAF Funds will not cause significant portfolio turnover or transaction expenses due to the WF Funds' disposal of securities that are incompatible with their objectives. As noted below, one of the reorganizing funds is the model for the surviving WF Fund.

EQUITY FUNDS

WF ASSET ALLOCATION FUND

Comparison of:        SC ASSET ALLOCATION FUND            WHICH WILL REORGANIZE INTO
                      AND                                 WF ASSET ALLOCATION FUND
                      SC BALANCED FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC ASSET ALLOCATION   Seeks long-term total return,       The Fund is the model for and its
  FUND                consistent with reasonable risk.    investment strategies are
                                                          substantially the same as the WF
                                                          Asset Allocation Fund described
                                                          below.
SC BALANCED FUND      Seeks current income and long-term  The Fund pursues a balanced and
                      total return, consistent with       diversified investment approach by
                      reasonable risk, through a          investing generally between 30% to
                      balanced investment approach.       70% of its assets in common stocks
                                                          and the remainder in debt
                                                          securities.
WF ASSET ALLOCATION   Seeks long-term total return,       The Fund allocates and reallocates
  FUND                consistent with reasonable risk.    assets among common stocks, U.S.
                                                          Treasury bonds and money market
                                                          instruments. The Fund invests in
                                                          asset classes that the Advisor
                                                          believes are under-valued in order
                                                          to achieve better long-term,
                                                          risk-adjusted returns.

WF GROWTH FUND

Comparison of:        SC GROWTH FUND                      WHICH WILL REORGANIZE INTO
                      AND                                 WF GROWTH FUND
                      NAF VALUGROWTH-SM- STOCK
                      FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC GROWTH FUND        Seeks long-term capital             The Fund is the model for and its
                      appreciation and current income.    investment strategies are
                                                          substantially the same as the WF
                                                          Growth Fund described below.
NAF VALUGROWTH-SM-    Seeks long-term capital             The Fund invests primarily in
  STOCK FUND          appreciation.                       medium- and large-capitalization
                                                          companies that appear to have
                                                          above-average growth
                                                          characteristics and appear to be
                                                          undervalued. The Fund considers
                                                          the quality of a company's
                                                          management, the existence of a
                                                          leading or dominant position in a
                                                          major product line or market, the
                                                          soundness of the company's
                                                          financial position, and the
                                                          maintenance of a relatively high
                                                          rate of return on invested capital
                                                          and shareholder's equity.
WF GROWTH FUND        Seeks long-term capital             The Fund invests in equity
                      appreciation.                       securities of domestic and foreign
                                                          companies whose market
                                                          capitalization falls within the
                                                          range of the Russell 1000 Index,
                                                          which is considered a mid- to
                                                          large-capitalization index. The
                                                          Fund buys stocks of companies that
                                                          have a strong earnings growth
                                                          trend and above-average prospects
                                                          for future growth, or that the
                                                          Advisor believes are undervalued.

WF INCOME EQUITY FUND

Comparison of:        SC DIVERSIFIED INCOME               WHICH WILL REORGANIZE INTO
                      EQUITY FUND                         WF INCOME EQUITY FUND
                      AND
                      NAF INCOME EQUITY FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC DIVERSIFIED        Seeks current income and a growing  The Fund actively manages a
  EQUITY INCOME FUND  stream of income over time,         diversified portfolio of income-
                      consistent with the preservation    producing equity securities. In
                      of capital.                         selecting stocks, the Fund
                                                          emphasizes dividend histories and
                                                          trends. The Fund also looks for
                                                          equity securities that it believes
                                                          are selling for less than their
                                                          intrinsic or true value and that
                                                          generally exhibit the following
                                                          characteristics: above average
                                                          financial strength, a strong
                                                          position in their industry, a
                                                          history of profit growth, and
                                                          relatively high dividends.
NAF INCOME EQUITY     Seeks long-term capital             The Fund is the model for and its
  FUND                appreciation and above-average      investment strategies are
                      dividend income.                    substantially similar to the WF
                                                          Income Equity Fund described
                                                          below.
WF INCOME EQUITY      Seeks long-term capital             The Fund invests in the common
  FUND                appreciation and above-average      stocks of large, high quality
                      dividend income.                    domestic companies with
                                                          above-average return potential and
                                                          above-average dividend income. The
                                                          Fund considers "large" companies
                                                          to be those whose market
                                                          capitalization is greater than the
                                                          median of the companies in the
                                                          Russell 1000 Index, which is
                                                          considered a mid- to large-
                                                          capitalization index.

WF SMALL CAP FUND

Comparison of:        SC SMALL CAP FUND                   WHICH WILL REORGANIZE INTO
                      AND                                 WF SMALL CAP FUND
                      SC STRATEGIC GROWTH FUND
                      AND
                      NAF SMALL COMPANY STOCK
                      FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC SMALL CAP FUND     Seeks above-average, long-term      The Fund is the model for and its
                      capital appreciation.               investment strategies are
                                                          substantially the same as the WF
                                                          Small Cap Fund described below.
SC STRATEGIC GROWTH   Seeks above-average, long-term      The Fund's investment strategies
  FUND                capital appreciation.               are similar to the WF Small Cap
                                                          Fund described below. The Fund
                                                          invests the majority of its
                                                          holdings in established growth
                                                          companies, turnaround or
                                                          acquisition candidates, or
                                                          attractive larger capitalization
                                                          companies.
NAF SMALL COMPANY     Seeks long-term capital             The Fund invests primarily in the
  STOCK FUND          appreciation.                       common stock of small- and medium-
                                                          sized domestic companies that have
                                                          market capitalizations well below
                                                          that of the average company in the
                                                          S&P 500 Index. The Fund invests in
                                                          companies that may be in a
                                                          relatively early stage of
                                                          development or may produce goods
                                                          and services that have favorable
                                                          prospects for growth due to
                                                          increasing demand or developing
                                                          markets.
WF SMALL CAP FUND     Seeks long-term capital             The Fund invests in equity
                      appreciation.                       securities of domestic and foreign
                                                          companies whose market
                                                          capitalization falls within the
                                                          range of the Russell 2000 Index,
                                                          which is considered a small
                                                          capitalization index. The Fund
                                                          buys stocks that the Advisor
                                                          believes have above-average
                                                          prospects for capital growth, or
                                                          that may be involved in new or
                                                          innovative products, services and
                                                          processes.

WF INCOME FUNDS

Comparison of:        NAF INCOME FUND                     WHICH WILL REORGANIZE INTO
                      AND                                 WF INCOME FUND
                      NAF TOTAL RETURN BOND
                      FUND
                      AND
                      NAF PERFORMA STRATEGIC
                      VALUE BOND FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
NAF INCOME FUND       Seeks to provide total return       The Fund is the model for and its
                      consistent with current income.     primary investment strategies are
                                                          substantially the same as the WF
                                                          Income Fund described below.
NAF TOTAL RETURN      Seeks to provide total return.      The Fund's primary investment
  BOND FUND                                               strategies are similar to the WF
                                                          Income Fund described below. In
                                                          addition, the Fund seeks strategic
                                                          diversification. The Fund
                                                          generally invests 65% of its total
                                                          assets in fixed-income securities
                                                          rated within the 3 highest rating
                                                          categories or, if unrated, of
                                                          comparable quality.
NAF PERFORMA          Seeks to provide total return by    The Fund's primary investment
  STRATEGIC VALUE     investing primarily in income       strategies are substantially the
  BOND FUND           producing securities.               same as the NAF Total Return Bond
                                                          Fund described above and similar
                                                          to the WF Income Fund described
                                                          below.
WF INCOME FUND        Seeks current income and total      The Fund invests in corporate,
                      return.                             mortgage-backed, asset-backed, and
                                                          U.S. Government debt securities
                                                          primarily of investment-grade
                                                          quality or better. The Fund
                                                          maintains the average
                                                          dollar-weighted maturity of the
                                                          portfolio between 3 and 15 years,
                                                          and applies fundamental economic,
                                                          credit and market analysis to
                                                          increase portfolio performance.

WF INTERMEDIATE GOVERNMENT INCOME FUND

Comparison of:        SC U.S. GOVERNMENT INCOME           WHICH WILL REORGANIZE INTO
                      FUND                                WF INTERMEDIATE
                      AND                                 GOVERNMENT INCOME FUND
                      SC U.S. GOVERNMENT
                      ALLOCATION FUND
                      AND
                      NAF INTERMEDIATE
                      GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC U.S. GOVERNMENT    Seeks a long-term total rate of     The Fund actively manages a
  INCOME FUND         return through preserving capital   diversified portfolio of U.S.
                      and earning high interest income    Government mortgage-backed
                      by investing principally in a       securities, U.S. Treasury
                      portfolio of U.S. Government        securities and repurchase
                      mortgage pass-through securities    agreements. Under normal market
                      consisting primarily of securities  conditions, the Fund invests at
                      issued by GNMA, FNMA and FHLMC.     least 65% of its total assets in
                                                          mortgage-backed securities.
SC U.S. GOVERNMENT    Seeks over the long-term a high     The Fund allocates and reallocates
  ALLOCATION FUND     level of total return, including    assets among long-term U.S.
                      net realized an unrealized capital  Treasury bonds, intermediate-term
                      gains and net investment income,    U.S. Treasury notes, and
                      consistent with reasonable risk.    short-term money market
                                                          instruments.
NAF INTERMEDIATE      Seeks to provide current income,    The Fund is the model for and its
  GOVERNMENT INCOME   consistent with safety of           investment strategies are
  FUND                principal.                          substantially the same as the WF
                                                          Intermediate Government Income
                                                          Fund described below.
WF INTERMEDIATE       Seeks current income, consistent    The Fund invests in
  GOVERNMENT INCOME   with safety of principal.           investment-grade,
  FUND                                                    intermediate-term (3-10 years)
                                                          U.S. Government securities, and
                                                          also in certain debt securities
                                                          that are not U.S. Government
                                                          securities. The Fund invests up to
                                                          50% of its assets in
                                                          mortgage-backed securities, and up
                                                          to 25% of its assets in other
                                                          asset-backed securities.

WF LIMITED TERM GOVERNMENT INCOME FUND

Comparison of:        SC SHORT-TERM INTERMEDIATE          WHICH WILL REORGANIZE INTO
                      U.S. GOVERNMENT INCOME              WF LIMITED TERM
                      FUND                                GOVERNMENT INCOME FUND
                      AND
                      U.S. GOVERNMENT INCOME
                      FUND
                      AND
                      NAF LIMITED TERM
                      GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC SHORT-             Seeks current income while          The Fund is the model for and its
  INTERMEDIATE        preserving capital by investing     investment strategies are
  U.S. GOVERNMENT     primarily in a portfolio            substantially the same as the WF
  INCOME FUND         consisting of short to              Limited Term Government Income
                      intermediate-term securities        Fund described below.
                      issued or guaranteed by the U.S.
                      Government, its agencies and
                      instrumentalities.
NAF LIMITED TERM      Seeks to provide investors with     The Fund invests primarily in
  GOVERNMENT INCOME   current income while preserving     fixed and variable rate U.S.
  FUND                capital.                            Government securities. The Fund
                                                          normally invests at least 65% of
                                                          its total assets in U.S.
                                                          Government securities and may
                                                          invest up to 35% of its total
                                                          asset in other fixed-income
                                                          securities.
WF LIMITED TERM       Seeks current income and safety of  The Fund invests in
  GOVERNMENT INCOME   capital.                            investment-grade, short-term (1-5
  FUND                                                    years) U.S. Government securities.

WF TAX-FREE INCOME FUND

Comparison of:        SC NATIONAL TAX-FREE FUND           WHICH WILL REORGANIZE INTO
                      AND                                 WF NATIONAL INCOME FUND
                      NAF TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks current income exempt from    The Fund's investment strategies
  FUND                the federal income tax.             are similar to the WF Tax-Free
                                                          Income Fund described below.
NAF TAX-FREE INCOME   Seeks to provide investors with     The Fund is the model for and its
  FUND                current income exempt from federal  investment strategies are
                      income tax.                         substantially the same as the WF
                                                          Tax-Free Income Fund described
                                                          below.
WF NATIONAL INCOME    Seeks current income exempt from    The Fund invests in
  FUND                the federal income tax.             investment-grade municipal
                                                          securities with average maturities
                                                          of 10-20 years and with interest
                                                          that is exempt from federal income
                                                          taxes, including the alternative
                                                          minimum tax or AMT.

MONEY MARKET FUNDS

    All of the Funds are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Fund pursues its strategy by maintaining a portfolio of high-quality money market investments.

WF CASH INVESTMENT MONEY MARKET FUND

Comparison of:        SC PRIME MONEY MARKET               WHICH WILL REORGANIZE INTO
                      FUND (ADMINISTRATIVE,               WF CASH INVESTMENT MONEY
                      SERVICE AND INSTITUTIONAL           MARKET FUND
                      CLASSES)
                      AND
                      NAF CASH INVESTMENT FUND

-------------------------------------------------------------------------------------------
        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC PRIME MONEY        Seeks to maximize current income    The Fund's investment strategies
  MARKET FUND         to the extent consistent with the   are similar to the WF Cash
  (ADMINISTRATIVE,    preservation of capital and         Investment Money Market Fund
  SERVICE AND         maintenance of liquidity.           described below.
  INSTITUTIONAL
  CLASSES)
NAF CASH INVESTMENT   Seeks to provide high current       The Fund is the model for and its
  FUND                income, preservation of capital     investment strategies are
                      and liquidity.                      substantially the same as the WF
                                                          Cash Investment Money Market Fund
                                                          described below.
WF CASH INVESTMENT    Seeks high current income,          The Fund invests in obligations of
  MONEY MARKET FUND   preservation of capital and         financial institutions. The Fund
                      liquidity.                          limits its investments to
                                                          institutions that at the time of
                                                          investment have total assets in
                                                          excess of $1 billion, or the
                                                          equivalent in other currencies.

WF PRIME INVESTMENT MONEY MARKET FUND

Comparison of:        SC MONEY MARKET FUND                WHICH WILL REORGANIZE INTO
                      AND                                 WF MONEY MARKET
                      SC PRIME MONEY MARKET               FUND
                      FUND (CLASS A)
                      AND
                      NAF READY CASH INVESTMENT
                      FUND

-------------------------------------------------------------------------------------------
        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC MONEY MARKET FUND  Seeks to provide investors with a   The Fund is the model for and its
  AND SC PRIME MONEY  high level of current income,       investment strategies are
  MARKET FUND (CLASS  while preserving capital and        substantially the same as the WF
  A)                  liquidity.                          Money Market Fund described below.
NAF READY CASH        Seeks to provide high current       The Fund's investment strategies
  INVESTMENT FUND     income, to extent consistent with   are similar to the WF Investment
                      the preservation of capital and     Money Market Fund described below.
                      the maintenance of liquidity.       The Fund may invest more than 25%
                                                          of its total assets in obligations
                                                          of financial institutions, but
                                                          limits its investments to
                                                          institutions that have total
                                                          assets in excess of $1 billion.
WF MONEY MARKET FUND  Seeks high current income, while    The Fund invests in high-quality,
                      preserving capital and liquidity.   short-term money market
                                                          instruments.

WF NATIONAL TAX FREE MONEY MARKET FUND

Comparison of:        SC NATIONAL TAX-FREE                WHICH WILL REORGANIZE INTO
                      MONEY MARKET FUND                   WF NATIONAL TAX-FREE
                      (CLASS A)                           MONEY MARKET FUND
                      AND                                 (CLASS A)
                      NAF MUNICIPAL MONEY
                      MARKET FUND (CLASS A)

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks a high level of income        The Fund's investment strategies
  MONEY MARKET FUND   exempt from federal income taxes,   are similar to the WF National
  (CLASS A)           while preserving capital and        Tax-Free Money Market Fund
                      liquidity.                          described below.
NAF MUNICIPAL MONEY   Seeks to provide high current       The Fund is the model for and its
  MARKET FUND (CLASS  income exempt from federal income   investment strategies are
  A)                  taxes, while preserving capital     substantially the same as the WF
                      and liquidity.                      National Tax-Free Money Market
                                                          Fund described below.
WF NATIONAL TAX-FREE  Seeks high current income exempt    The Fund invests 100% of its
  MONEY MARKET FUND   from federal income taxes, while    assets in short-term municipal
  (CLASS A)           preserving capital and liquidity.   instruments, including leases.
                                                          These investments may have fixed,
                                                          variable, or floating rates of
                                                          interest and may be zero coupon
                                                          securities.

WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Comparison of:        SC NATIONAL TAX-FREE                WHICH WILL REORGANIZE INTO
                      MONEY MARKET FUND                   WF NATIONAL TAX-FREE
                      (INSTITUTIONAL CLASS)               INSTITUTIONAL MONEY
                      AND                                 MARKET FUND
                      NAF MUNICIPALMONEY                  (INSTITUTIONAL AND
                      MARKET FUND                         SERVICE CLASSES)
                      (SERVICE CLASS)

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks a high level of income        The Fund's investment strategies
  MONEY MARKET FUND   exempt from federal income taxes,   are similar to the WF National
  (INSTITUTIONAL      while preserving capital and        Tax-Free Institutional Money
  CLASS)              liquidity.                          Market Fund described below.
NAF MUNICIPAL MONEY   Seeks to provide high current       The Fund is the model for and its
  MARKET FUND         income exempt from federal income   investment strategies are
  (SERVICE CLASS)     taxes, while preserving capital     substantially the same as the WF
                      and liquidity.                      National Tax- Free Institutional
                                                          Money Market Fund described below.
WF NATIONAL TAX-FREE  Seeks high current income exempt    The Fund invests 100% of its
  INSTITUTIONAL       from federal income taxes, while    assets in short-term municipal
  MONEY MARKET FUND   preserving capital and liquidity.   instruments, including leases.
  (INSTITUTIONAL AND                                      These investments may have fixed,
  SERVICE CLASSES)                                        variable, or floating rates of
                                                          interest and may be zero coupon
                                                          securities.

WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

Comparison of:        SC TREASURY PLUS MONEY              WHICH WILL REORGANIZE INTO
                      MARKET FUND                         WF TREASURY PLUS
                      (ADMINISTRATIVE, SERVICE            INSTITUTIONAL MONEY
                      AND INSTITUTIONAL                   MARKET FUND (SERVICE
                      CLASSES)                            AND INSTITUTIONAL
                      AND                                 CLASSES)
                      NAF TREASURY PLUS FUND
                      (SERVICE CLASS)

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC TREASURY PLUS      Seeks current income and stability  The Fund is the model for and its
  MONEY MARKET FUND   of principal.                       investment strategies are
  (ADMINISTRATIVE,                                        substantially the same as the WF
  SERVICE AND                                             Treasury Plus Institutional Money
  INSTITUTIONAL                                           Market Fund described below.
  CLASSES)
NAF TREASURY PLUS     Seeks to provide investors with     The Fund's investment strategies
  FUND (SERVICE       current income and stability of     are similar to the WF Treasury
  CLASS)              principal.                          Plus Institutional Money Market
                                                          Fund described below.
WF TREASURY PLUS      Seeks current income and stability  The Fund actively manages a
  INSTITUTIONAL       of principal.                       portfolio composed of obligations
  MONEY MARKET FUND                                       issued or guaranteed by the U.S.
  (SERVICE AND                                            Treasury. The Fund also invests in
  INSTITUTIONAL                                           notes, repurchase agreements and
  CLASSES)                                                other instruments collateralized
                                                          or secured by Treasury
                                                          obligations.

SC GOVERNMENT MONEY MARKET FUND

Comparison of:        SC GOVERNMENT MONEY                 WHICH WILL REORGANIZE INTO
                      MARKET FUND                         WF GOVERNMENT MONEY
                      AND                                 MARKET FUND
                      NAF U.S. GOVERNMENT FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC GOVERNMENT MONEY   Seeks a high level of current       The Fund investment strategies are
  MARKET FUND         income as is consistent with        similar to the WF Government Money
                      preservation of capital and         Market Fund described below.
                      liquidity.
NAF U.S. GOVERNMENT   Seeks to provide high current       The Fund is the model for and its
  FUND                income, while preserving capital    investment strategies are
                      and liquidity.                      substantially the same as the WF
                                                          Government Money Market Fund
                                                          described below.
WF GOVERNMENT MONEY   Seeks high current income, while    The Fund invests in high-quality,
  MARKET FUND         preserving capital and liquidity.   short-term U.S. Government
                                                          obligations and in repurchase
                                                          agreements collateralized by these
                                                          obligations.

COMMON RISK CONSIDERATIONS

    This section will help you understand the main risks of investing in the WF Funds. Because of the similarities in investment objectives and strategies, the SC Funds, the NAF Funds and the WF Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole. You will find additional descriptions of specific risks for a particular Fund in the Funds' Prospectuses.

    EQUITY SECURITIES. All of the Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Currently, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through ADR's and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

    DEBT SECURITIES. All of the Funds that invest in debt securities, such as notes and bonds are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

    YEAR 2000 RISK. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900 and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the Year 2000 problem may adversely affect the issuers of securities in which the Funds invest, which, in turn, may adversely affect the Funds' NAV.

COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES

    The WF Funds have substantially similar or improved shareholder services and procedures compared to the SC Funds and the NAF Funds. For additional information on shareholder services and policies, see Exhibit D. As a result of the reorganization, all classes of shares of the SC Funds and NAF Funds will convert into similar classes of shares of the WF Funds.

FEDERAL INCOME TAX CONSEQUENCES

    The completion of this reorganization is subject to the condition that the SC Funds and the NAF Funds receive an opinion from KPMG LLP to the effect that the reorganization, except for certain of the money market funds, will not result in the recognition of gain or loss for federal income tax purposes by the Funds under Sections 361 and 1032 of the Internal Revenue Code of 1986, or by the SC Funds' or NAF Funds' shareholders under Section 354 of the Code. For certain money market funds, the reorganization will not be a tax-free transaction, but it is not expected to result in tax consequences to the shareholders of these funds.

COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES

    Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for each of the SC Funds and WF Funds. Norwest Investment Management, Inc., a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for the NAF Funds. Several of the Funds utilize the services of different sub-advisors. For more information on the advisors, sub-advisors, and advisory fees for the SC Funds, NAF Funds and WF Funds, see Exhibit E.

COMPARISON OF OTHER SERVICE PROVIDERS

    For a comparison of the service providers for the SC Funds, NAF Funds and WF Funds, see Exhibit F.

COMPARISON OF BUSINESS STRUCTURES

    The SC Funds are series of Stagecoach Funds, Inc., which is organized as a Maryland corporation. The NAF Funds are series of the Norwest Trust, which is organized as a Delaware business trust. The WF Funds are series of Wells Fargo Funds Trust, which is organized as a Delaware business trust. The responsibilities, powers and fiduciary duties of the Directors of the SC Funds and the Trustees of NAF and WF Funds are substantially similar. WF Funds shareholders will have more limited voting rights than the shareholders of the SC Funds or NAF Funds. WF shareholders will not be able to vote to remove Trustees from the Board of Trustees. For more information on the comparison of business structures of the Funds, see Exhibit G.

CAMPARISON OF POLICIES

    After the reorganization, the WF Funds will have fewer "fundamental" policies, which can only be changed by a shareholder vote, that restrict the Funds' ability to respond to new developments and changing trends in the marketplace. Also, the WF Funds' investment objectives are not fundamental, which means they can be changed by the Board of Trustees without a shareholder vote.

                   INFORMATION ABOUT THE PROPOSED TRANSACTION

INTRODUCTION

    This proxy statement/prospectus is provided to you to solicit your vote for use at a Meeting to approve the reorganization of the SC Funds and NAF Funds into the WF Funds. The Meeting will be held at Stephens, Inc., 111 Center Street, Little Rock, Arkansas 72201 on August 5, 1999. This proxy statement/ prospectus and the enclosed proxy card are being mailed to shareholders of the SC Funds and NAF Funds on or about June 1, 1999.

    Any shareholder may revoke a proxy once the proxy is given. A shareholder desiring to revoke a proxy must either submit to the appropriate SC Fund or NAF Fund a later dated proxy, deliver to the appropriate SC Fund or NAF Fund a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

    Only shareholders of record on May 6, 1999 will be entitled to notice of and vote at the Meeting. Each share as of the close of business on May 6, 1999 is entitled to one vote. For the SF Funds, approval of the reorganization plan requires the affirmative vote of an absolute majority (more than 50%) of the outstanding shares (a) of each of SF Funds and (b) all of the SF Funds. For the NAF Funds, approval of the reorganization plan requires the lesser of (a) 67% or more of the voting shares present at the Meeting, if the holders of more than 50% of the outstanding voting shares of the Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Funds.

    The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

    - votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast; and

    - abstentions and broker non-votes of shares to determine whether a quorum is present at the meeting, but will not count abstentions or broker non-votes to determine whether the proposal has been approved.

    Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

    The SC Fund Directors and NAF Fund Trustees know of no matters other than the proposal discussed in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Directors' and Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form or proxy.

    In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Directors of SC Funds and the Trustees of the NAF Funds and employees and agents of D.F. King & Company may solicit proxies in person or by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The SC Funds and NAF Funds have engaged the proxy solicitation firm of D.F. King & Company which, for its solicitation services, will receive a fee from Wells Fargo Bank estimated at $20,000, and reimbursement of out of pocket expenses estimated at $155,000.

TERMS OF THE PROPOSED TRANSACTION

    At the effective time of the reorganization, the WF Funds will acquire all of the assets and liabilities of the corresponding SC Funds and NAF Funds shown in the table below in exchange for shares of the WF Funds.

-------------------------------------------------------------------------------------------

                                                                  WILL REORGANIZE INTO
           SC FUND                       NAF FUND                        WF FUND
    Asset Allocation Fund
        Balanced Fund                       --                    Asset Allocation Fund
         Growth Fund             ValuGrowth-SM- Stock Fund             Growth Fund
  Diversified Equity Income
            Fund                    Income Equity Fund             Income Equity Fund
       Small Cap Fund
    Strategic Growth Fund        Small Company Stock Fund            Small Cap Fund
                                        Income Fund
                                  Total Return Bond Fund
             --                Performa Strategic Value Bond           Income Fund
                                           Fund
 U.S. Government Income Fund
 U.S. Government Allocation       Intermediate Government        Intermediate Government
            Fund                        Income Fund                    Income Fund
   Short-Intermediate U.S.        Limited Term Government        Limited Term Government
   Government Income Fund               Income Fund                    Income Fund
   National Tax-Free Fund          Tax-Free Income Fund          National Tax-Free Fund
   Prime Money Market Fund
(Administrative, Service and       Cash Investment Fund       Cash Investment Money Market
   Institutional Classes)                                                 Fund
   Prime Money Market Fund      Ready Cash Investment Fund
          (Class A)               (Investor and Exchange            Money Market Fund
      Money Market Fund                  Classes)
   National Tax-Free Money                                       National Tax-Free Money
         Market Fund            Municipal Money Market Fund            Market Fund
          (Class A)                  (Investor Class)                   (Class A)
                                                                    National Tax-Free
   National Tax-Free Money                                     Institutional Money Market
         Market Fund            Municipal Money Market Fund               Fund
    (Institutional Class)          (Institutional Class)       (Service and Institutional
                                                                        Classes)
 Treasury Plus Money Market                                    Treasury Plus Institutional
            Fund                    Treasury Plus Fund              Money Market Fund
(Administrative, Service and       (Institutional Class)       (Service and Institutional
   Institutional Classes)                                               Classes)
Government Money Market Fund       U.S. Government Fund       Government Money Market Fund

    The SC Funds have an agreement with the WF Funds specifying the terms and conditions of the reorganization. The NAF Funds have a substantially similar agreement with the WF Funds. In this discussion, we will refer to these agreements as the reorganizations plans. Under the reorganization plans, the WF Funds will assume all the assets and liabilities of the corresponding SC Funds and NAF Funds. Each WF Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective SC Fund and NAF Fund by the net asset value of one share of the respective WF Fund. In addition, certain funds in which the NAF Funds invest will under a "core/gateway" arrangement will reorganize under a separate reorganization plan.

    The reorganization plans provide the times for and methods of determining the net value of the SC Funds' and NAF Funds' assets and the net asset value of a share of the WF Funds. The SC Funds and NAF Funds will distribute the WF Fund shares to their shareholders in liquidation of the SC Funds and NAF Funds. Specifically, shareholders of record of each SC Fund and NAF Fund will be credited with shares of the WF Fund corresponding to the SC Fund and NAF Fund shares that the shareholders hold of record at the effective time of the reorganization. The SC Funds and the NAF Funds will redeem and cancel their outstanding shares, will wind up the affairs, and terminate the Funds as soon as is reasonably possible after the reorganization. If a majority of the shares of a SC Fund or a NAF Fund do not approve the reorganization, that SC Fund or NAF Fund will not be terminated. In such a case, the SC or NAF will continue its operations and its Directors or Trustees will consider what futher action is appropriate.

    Completion of the reorganization is subject to certain conditions set forth in the reorganization plans. The parties may terminate the reorganization plans for any Fund or Funds by mutual consent and either party has the right to terminate the reorganization plans under certain circumstances. Among other circumstances, either party may at any time terminate the reorganization plan unilaterally upon a determination by the party's Board that proceeding with the reorganization plan is not in the best interest of its shareholders.

    Copies of the reorganization plans are included as Exhibit B.

REASONS BOARDS RECOMMEND REORGANIZATION

    At a meeting on March 25, 1999, the Directors of SC Funds and the Trustees of the NAF Funds unanimously approved the reorganization plans and determined that the reorganization of the SC Funds and the NAF Funds into the WF Funds would be in the best interests of each Fund. At a meeting on March 26, 1999, the Trustees of the WF Funds unanimously approved the reorganization plans. The Directors and Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the reorganization. The Directors and Trustees recommend approval of the reorganization for the following reasons:

    - ENHANCED RANGE OF INVESTMENT OPTIONS

    Investors in the WF Funds will enjoy a wide array of investment options and strategies. The WF Funds will consist of 61 operating funds, including 18 different equity funds, each with a distinct style or strategy. Previously, the SC Funds had 39 funds, of which 7 were equity funds, and the NAF Funds had 41 funds, of which 15 were equity funds. In addition, the WF Funds will offer 11 balanced funds, 9 income funds, 9 tax-free income funds, and 14 money market funds. This expanded range of investment options will permit WF Fund investors to better diversify their investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges between funds. Thus, if the reorganization is approved, you will have increased access to investment options and greater flexibility to change investments.

    - TAX-FREE CONVERSION OF SC FUND AND NAF FUND SHARES

    If you were to redeem your investment in the SC Funds or NAF Funds to invest in the corresponding WF Funds, you would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, the proposed reorganization of the Funds will enable you, in effect, to exchange your investment for an investment in the WF Funds without recognition of gain or loss for Federal income tax purposes. Although certain of the money market fund reorganizations do not technically qualify as tax-free transactions, they are not expected to result in any tax consequences to shareholders. After the reorganization, as a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at NAV at any time (except for any applicable CDSC). At that time, you would recognize a taxable gain or loss.

    - INVESTMENT LEVERAGE AND MARKET PRESENCE

    The reorganization is expected to result in greater investment leverage and market presence for the WF Funds. If the reorganization is approved, the WF Funds including the combining Funds, would have approximately $51.5 billion in assets under management. Because of this increased asset base, the WF Funds will have greater viability on a combined basis. Fund investment opportunities increase as assets increase. In addition, fund portfolio managers may be able to take advantage of broader investment opportunities and lower trading costs.

    - IMPROVED ADMINISTRATIVE EFFICIENCIES

    The SC Funds and NAF Funds are combining their administrative functions. As a result, the WF Funds will be able to operate more efficiently by, among other things, having a combined Board of Trustees, administering a streamlined fund structure, reducing regulatory compliance burdens, enhancing brand identity, and furnishing one group of simplified prospectuses and marketing materials.

    - BETTER PORTFOLIO MANAGEMENT AND MORE FLEXIBLE INVESTMENT POLICIES

    Each WF Fund will be modeled on one of the SC Funds or NAF Funds based on the selection of successful portfolio managers with better track records for the WF Funds. In addition, the WF Funds will have more flexible investment policies, which will allow the Funds to better respond to new developments and trends in the marketplace.

    - EXPENSES OF THE REORGANIZATION

    Well Fargo has agreed to pay all of the expenses of the reorganization so that shareholders of the Funds will not bear these costs.

PERFORMANCE

    The following table shows the performance of the SC Funds and NAF Funds. The Funds that are the model for the corresponding WF Fund are italicized. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the SC Funds' and NAF Funds' Prospectuses. Of course, past performance does not predict future results.

                     TOTAL RETURNS AS OF NOVEMBER 30, 1998

                                                                                                          10 YEAR OR
STAGECOACH FUNDS AND NORWEST FUNDS INTO                                             1 YEAR     5 YEAR      INCEPTION
---------------------------------------------------------------------------------  ---------  ---------  -------------
SC Growth Class A (8/90)                                                               15.28%     17.00%       15.72%*
NAF ValuGrowth Stock Class A                                                            2.59%     13.23%       13.83%

SC Growth Class B (8/90)                                                               14.99%     17.36%       15.75%*
NAF ValuGrowth Stock Class B                                                            4.74%     13.57%       13.62%

SC Growth Institutional Class (8/90)                                                   21.71%     18.28%       16.47%*
NAF ValuGrowth Stock Institutional Class                                                8.62%     14.55%       14.46%

                                                                                                          10 YEAR OR
STAGECOACH FUNDS AND NORWEST FUNDS INTO                                             1 YEAR     5 YEAR      INCEPTION
---------------------------------------------------------------------------------  ---------  ---------  -------------
SC Diversified Equity Income Class A (11/92)                                            0.65%     13.78%       13.74%*
NAF Income Equity Stock Class A (3/89)                                                 10.00%     19.37%        16.3%*

SC Diversified Equity Income Class B (11/92)                                            0.37%     14.10%       14.08%*
NAF Income Equity Class B (3/89)                                                       12.50%     19.73%       16.12%*

NAF Income Equity Class C (3/89)                                                       15.42%     19.82%       16.11%*

NAF Income Equity Institutional Class (3/89)                                           16.38%     20.73%       16.98%*

SC Strategic Growth Class A (1/93)                                                    (16.31)%      9.66%       13.25%*
SC Small Cap Class A (11/94)                                                          (21.22)%       N/A       17.55%*
NAF Small Company Stock Class A (12/93)                                               (25.80)%       N/A        4.94%*

SC Strategic Growth Class B (1/93)                                                    (16.60)%      9.79%       13.18%*
SC Small Cap Class B (11/94)                                                          (21.61)%       N/A       18.06%*
NAF Small Company Stock Class B (12/93)                                               (23.96)%       N/A        5.02%*

SC Small Cap Class C (11/94)                                                          (18.36)%       N/A       18.33%*
SC Strategic Growth Class C (1/93)                                                    (13.17)%     10.05%       13.26%*

SC Small Cap Institutional Class (11/94)                                              (16.39)%       N/A       20.12%*
NAF Small Company Stock Institutional Class (12/93)                                   (21.43)%       N/A        6.08%*

NAF Total Return Bond Class A (12/93)                                                   3.74%       N/A         5.47%*
NAF Income Class A                                                                      5.52%      5.13%        7.97%

NAF Total Return Bond Class B (12/93)                                                   5.25%       N/A         5.60%*
NAF Income Class B                                                                      7.10%      5.20%        7.58%

NAF Strategic Value Bond Institutional Class (10/97)                                    9.15%       N/A         9.55%*
NAF Total Return Bond Institutional Class (12/93)                                       8.17%       N/A         6.40%*
NAF Income Institutional Class                                                          9.92%      5.99%        8.46%

SC U.S. Government Income Class A                                                       3.17%      4.74%        8.16%
SC U.S. Government Allocation Class A                                                   1.37%      3.65%        7.60%
NAF Intermediate Government Income Class A                                              5.70%      4.72%        7.06%

SC U.S. Government Income Class B                                                       2.11%      4.65%        7.96%
SC U.S. Government Allocation Class B                                                   0.39%      3.82%        7.50%
NAF Intermediate Government Income Class B                                              7.28%      4.79%        6.71%

SC U.S. Government Income Class C                                                       6.20%      4.96%        7.97%

SC U.S. Government Income Institutional Class                                           8.01%      5.72%        8.66%
NAF Intermediate Government Income Institutional Class                                 10.10%      5.58%        7.51%

SC Short-Intermediate U.S. Government Income Class A (10/93)                            4.88%      5.27%        5.21%*

SC Short-Intermediate U.S. Government Income Class B (10/93)                            2.50%      4.94%        5.03%*

SC Short-Intermediate U.S. Government Income Institutional Class (10/93)                8.30%      5.94%        5.88%*
NAF Limited Term Government Institutional Class (10/97)                                 8.23%       N/A         8.01%*

SC National Tax-Free Class A (1/93)                                                     2.49%      4.77%        5.20%*
NAF Tax-Free Income Class A (8/89)                                                      4.17%      6.05%        6.65%*

SC National Tax-Free Class B (1/93)                                                     1.50%      4.30%        4.83%*

                                                                                                          10 YEAR OR
STAGECOACH FUNDS AND NORWEST FUNDS INTO                                             1 YEAR     5 YEAR      INCEPTION
---------------------------------------------------------------------------------  ---------  ---------  -------------
NAF Tax-Free Income Class B (8/89)                                                      5.70%      6.10%        6.34%*

SC National Tax-Free Class C (1/93)                                                     5.48%      4.63%        4.96%*

SC National Tax-Free Institutional Class (1/93)                                         7.41%      5.75%        6.04%*
NAF Tax-Free Income Institutional Class (8/89)                                          8.40%      6.91%        7.11%*

SC Prime Money Market Institutional Class                                               5.53%      5.15%        5.56%

SC Prime Money Market Administrative Class                                              5.14%      5.01%        5.49%
SC Prime Money Market Service Class                                                     5.32%      5.04%        5.51%
NAF Cash Investment Service Class                                                       5.35%      5.06%        5.60%

SC Prime Money Market Class A                                                           5.08%      4.87%        5.32%
SC Money Market Class A (7/92)                                                          5.00%      4.73%        4.30%*
NAF Ready Cash Investment Class A                                                       5.00%      4.71%        5.26%

SC Money Market Class S (7/92)                                                          4.30%      3.96%        3.55%
NAF Ready Cash Investment Class B

SC National Tax-Free Money Market Class A (4/96)                                        2.75%       N/A         2.87%*
NAF Municipal Money Market Class A                                                      3.04%      3.05%        3.55%

SC National Tax-Free Money Market Institutional Class (4/96)                            3.15%       N/A         3.02%*

NAF Municipal Money Market Service Class (7/93)                                         3.25%      3.25%        3.19%*

SC Treasury Plus Money Market Administrative Class                                      4.92%      4.85%        5.29%
SC Treasury Plus Money Market Service Class                                             5.10%      4.88%        5.30%
NAF Treasury Plus Service Class (6/98)                                                   N/A        N/A         1.15%*

SC Treasury Plus Money Market Institutional Class                                       5.30%      4.99%        5.36%

SC Government Money Market Class A                                                      4.89%      4.65%        5.19%
NAF U.S. Government Class A                                                             5.12%      4.88%        5.37%

* This performance % is from inception date which can be seen next to the fund name, this fund is not old enough to have a 10 year history.

FEDERAL INCOME TAX CONSEQUENCES AND FEDERAL TAX OPINIONS

CORPORATE REORGANIZATIONS

    As a condition of the Reorganization for all but five SC Funds or NAF Funds, the SC Funds and the NAF Funds will each have received an opinion from KPMG LLP in a form reasonably satisfactory to SC Funds and NAF Funds to the effect that, for Federal income tax purposes:

    (i) the transfer of substantially all the assets and liabilities of each such SC Fund or NAF Fund to its corresponding WF Fund in exchange solely for shares of the WF Fund and the assumption by the WF Fund of all the liabilities of the transferor Fund and the distribution of these WF Fund shares to shareholders of the SC Fund or NAF Fund, under the reorganization plans, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and each of the Funds will be a party to the reorganization within the meaning of Section 368 of the Code;

    (ii) in accordance with Section 361 of the Code, no gain or loss shall be recognized by either of the SC Funds or NAF Funds, upon the transfer of substantially all of their assets to the corresponding WF Fund in exchange for shares of WF Fund and the assumption by WF Fund of the liabilities of such SC Fund or NAF Fund;

    (iii) pursuant to Section 354 of the Code, no gain or loss will be recognized by the shareholders of any SC Fund or NAF Fund upon the exchange of their shares for shares of the corresponding WF Fund (but shareholders of any SC Fund or NAF Fund, that are subject to taxation will recognize income upon the receipt of any net investment income or net capital gains of the Funds that are distributed by the Funds prior to the reorganization);

    (iv) in accordance with Section 358 of the Code, the basis of the WF Fund shares received by a shareholder of SC Funds or NAF Funds, will be the same as the basis of the shareholders SC or NAF Fund shares exchanged therefor;

    (v) in accordance with Section 1032 of the Code, no gain or loss will be recognized by any WF Fund upon the receipt of the assets of the corresponding SC Fund or NAF Fund, in exchange for WF shares and the assumption by the WF Fund of the liabilities of the corresponding SC Fund or NAF Fund;

    (vi) in accordance with Section 362 of the Code, the basis in the hands of the WF Fund of the assets of the corresponding SC Fund or NAF Fund, will be the same as the basis of the assets in the hands of the corresponding SC Fund or NAF Fund, as the case may be, immediately prior to the transfer;

    (vii) in accordance with Section 1223(1) of the Code, an SC Fund or NAF Fund shareholder's holding period for the shareholder's WF Fund shares will be determined by including the period for which the shareholder held the SC Fund or NAF Fund shares, provided that the shareholder held the shares as capital assets;

    (viii) in accordance with Section 1223(2) of the Code, the holding periods of the SC Fund or NAF Fund assets in the hands of the corresponding WF Fund will include the periods during which the assets were held by the corresponding SC or NAF Fund;

    (ix) each WF Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the corresponding SC or NAF Fund, immediately prior to the reorganization pursuant to Section 381 of the Code;

    (x) each WF Fund will succeed to and take into account any Section 855(a) dividend of the corresponding SC Fund or NAF Fund, for the Fund's last taxable year immediately prior to the reorganization; and

    (xi) In accordance with Section 381 of the Code, the WF Funds will succeed to the capital loss carryovers, if any, if the corresponding SC Fund or NAF Fund, but the use of such carryovers by the WF Funds may be subject to limitations under in Sections 381, 382, 383 and 384 of the Code and applicable regulations under those sections.

PARTNERSHIP REORGANIZATIONS

    The NAF Income Equity Fund, NAF Small Company Stock Fund, NAF Total Return Bond Fund, NAF Performa Strategic Value Bond Fund, NAF Cash Investment Fund and NAF Ready Cash Investment Fund are "gateway" funds in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has substantially identical investment objectives and substantially similar strategies as the gateway fund. The "core" portfolios' form of organization is a partnership. After the reorganization, the NAF Funds will transfer their interests to the new WF "core" portfolio. As a condition to the reorganization of the partnerships, the existing core portfolios, or NAF Portfolios, and the new WF core portfolios, or WF Portfolios, each will have received an opinion from KPMG LLP to the effect that, for Federal income tax purposes:

    (i) neither the NAF Portfolio nor the WF Portfolio will recognize gain or loss as a result of the transfer to the WF Portfolio by the NAF Portfolio of all of its assets in exchange for interests of the WF Portfolio and the assumption of the liabilities of the NAF Portfolio by the WF Portfolio under Section 721(a) of the Code;

    (ii) in accordance with Section 731(b) of the Code, the NAF Portfolio will recognize no gain or loss as a result of the distribution of the interests in the WF Portfolio to its interest holders in liquidation of their interests in the NAF Portfolio;

    (iii) in accordance with Sections 731(a)(1) and 731(c)(3)(A)(iii) of the Code, the interest holders of the NAF Portfolio will recognize no gain or loss on the distribution to them by the NAF Portfolio of interests of the WF Portfolio in exchange for their NAF Portfolio interests;

    (iv) in accordance with Section 732(b) of the Code, the basis of the interests of the WF Portfolio received by each interestholder of the NAF Portfolio will be the same as the basis of the interest holder's NAF Portfolio interests immediately prior to the Reorganization;

    (v) in accordance with Section 723 of the Code, the basis of the assets received by the WF Portfolio will be the same as the basis of such assets in the hands of the NAF Portfolio immediately prior to the reorganization;

    (vi) in accordance with Section 1223(i) of the Code, an interest holder's holding period for the interests of the WF Portfolio will include the interestholders' holding period for the NAF Portfolio, as determined under Section 1223 of the Code;

    (vii) in accordance with Section 1223(2) of the Code, the holding period of the WF Portfolio with respect to the assets acquired from the NAF Portfolio will include the period for which such assets were held by the NAF Portfolio; and

    (viii) with the exception of the WF Income Portfolios, the WF Portfolio will be treated as a continuation of the NAF Portfolios for federal income tax purposes and, accordingly, the reorganization will not cause a termination of the NAF Portfolio under Section 708 of the Code and the taxable year of the NAF Portfolio will not close under Section 706(c) of the Code with respect to interest holders of the NAF Portfolio that receive interests in the WF Portfolio.

CERTAIN MONEY MARKET FUND REORGANIZATIONS

    As discussed above, the reorganization is expected to be a tax-free "reorganization" within the meaning of Section 386(a) of the Code for most of the SC or NAF Funds. For certain money market funds, the reorganization will not be a tax-free reorganization because substantially all of these Funds' assets will be transferred into more than one new fund rather than into a single fund as required under Section 368(a) of the Code. These funds are the SC Prime Money Market Fund, SC National Tax-Free Money Market Fund, the SC Treasury Plus Money Market Fund, the NAF Ready Cash Investment Fund, and the NAF Municipal Money Market Fund. Even though the reorganization will not qualify as a tax-free reorganization, it is not expected to result in the recognition of taxable gain or loss to the Funds' shareholders. This is because both the SC and NAF Funds, and the WF Funds will, value their shares at amortized cost and strive to maintain a constant NAV of $1.00 per share. Based on this valuation method, and, except in unusually circumstances, the Funds should not recognize any taxable gains or losses with respect to the transfer of their assets to the WF Money Market Funds.

SURVIVING FUNDS

    The table below indicates the SC Funds and NAF Funds that are expected to be the accounting survivors after the reorganization. The WF Fund is "modeled on" the accounting survivor, which will be managed in same the same way as the accounting survivor. The WF Fund will assume the performance record of the accounting survivor.

-------------------------------------------------------------------------------------------

           WELLS FARGO FUNDS TRUST                          ACCOUNTING SURVIVOR
                                EQUITY AND ALLOCATION FUNDS
            Asset Allocation Fund                    Stagecoach Asset Allocation Fund
                 Growth Fund                              Stagecoach Growth Fund
             Income Equity Fund                    Norwest Advantage Income Equity Fund
               Small Cap Fund                            Stagecoach Small Cap Fund
                                        INCOME FUNDS
                 Income Fund                           Norwest Advantage Income Fund
                                                 Norwest Advantage Intermediate Government
     Intermediate Government Income Fund                        Income Fund
                                               Stagecoach Short-Intermediate U.S. Government
     Limited Term Government Income Fund                        Income Fund
           National Tax-Free Fund                 Norwest Advantage Tax-Free Income Fund
                                     MONEY MARKET FUNDS
      Cash Investment Money Market Fund           Norwest Advantage Cash Investment Fund
              Money Market Fund                        Stagecoach Money Market Fund
     National Tax-Free Money Market Fund       Norwest Advantage Municipal Money Market Fund
                  (Class A)                                  (Investor Class)
National Tax-Free Institutional Money Market
                    Fund                       Norwest Advantage Municipal Money Market Fund
     (Service and Institutional Classes)                   (Institutional Class)
                                                Stagecoach Treasury Plus Money Market Fund
Treasury Plus Institutional Money Market Fund   (Administrative, Service and Institutional
     (Service and Institutional Classes)                         Classes)
        Government Money Market Fund              Norwest Advantage U.S. Government Fund

EXISTING AND PRO FORMA CAPITALIZATION

    The following tables set forth (i) the capitalization of the SC Funds and NAF Funds and (ii) the pro forma capitalization of the WF Funds as adjusted giving effect to the proposed acquisition of assets at net asset value:

             PRO FORMA CAPITALIZATION TABLE AS OF NOVEMBER 30, 1998

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
    STAGECOACH FUNDS AND NORWEST FUNDS INTO WELLS FARGO FUNDS       TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------

  SC Balanced Class A.............................................  $     31,940,605         2,472,091   $   12.92
  SC Asset Allocation Class A.....................................  $  1,338,618,802        49,596,349       26.99
PRO FORMA WF GROWTH CLASS A.......................................  $  1,370,559,407        50,779,729       26.99

  SC Balanced Class B.............................................  $     36,850,151         2,680,806   $   12.88
  SC Asset Allocation Class B.....................................  $    361,569,723        22,096,613   $   16.36
PRO FORMA WF GROWTH CLASS B.......................................  $    398,419,874        24,348,886   $   16.36

  SC Asset Allocation Class C.....................................  $      5,747,537           350,374   $   16.40
PRO FORMA WF GROWTH CLASS C.......................................  $      5,747,537           350,374   $   16.40

  SC Balanced Institutional Class.................................  $     11,039,591           945,983   $   11.67
PRO FORMA WF GROWTH INSTITUTIONAL CLASS...........................  $     11,039,591           945,983   $   11.67

  SC Growth Class A...............................................  $    342,105,239        14,452,942   $   23.67
  NAF ValuGrowth Stock Class A....................................  $     21,495,822           843,935   $   25.47
PRO FORMA GROWTH CLASS A..........................................  $    363,601,061        15,361,055   $   23.67

  SC Growth Class B...............................................  $     16,393,183           590,536   $   27.76
  NAF ValuGrowth Stock Class B....................................  $      8,557,355           344,994   $   24.80
PRO FORMA GROWTH CLASS B..........................................  $     24,950,538           898,744   $   27.76

  SC Growth Institutional Class...................................  $     55,611,939         3,314,817   $   16.78
  NAF ValuGrowth Stock Institutional Class........................  $    428,868,412        16,859,467   $   25.44
PRO FORMA GROWTH INSTITUTIONAL CLASS..............................  $    484,480,351        28,875,296   $   16.78

  SC Diversified Equity Income Class A............................  $    174,044,375         9,949,056   $   17.49
  NAF Income Equity Stock Class A.................................  $     86,900,348         2,086,097   $   41.66
PRO FORMA INCOME EQUITY CLASS A...................................  $    260,944,723         6,262,981   $   41.66

  SC Diversified Equity Income Class B............................  $     64,022,885         3,910,859   $   16.37
  NAF Income Equity Stock Class B.................................  $     82,770,746         1,990,547   $   41.58
PRO FORMA INCOME EQUITY CLASS B...................................  $    146,793,631         3,530,248   $   41.58

  NAF Income Equity Stock Class C.................................  $         12,002               281   $   42.58
PRO FORMA INCOME EQUITY CLASS C...................................  $         12,002               281   $   42.58

  NAF Income Equity Stock Institutional Class.....................  $  1,335,857,367        32,071,380   $   41.65
PRO FORMA INCOME EQUITY INSTITUTIONAL CLASS.......................  $  1,335,857,367        32,071,380   $   41.65

  SC Strategic Growth Class A.....................................  $    101,046,521         5,570,047   $   18.14
  SC Small Cap Class A............................................  $     11,611,814           604,591   $   19.21
  NAF Small Company Stock Class A.................................  $      5,360,629           578,171   $    9.27
PRO FORMA SMALL CAP CLASS A.......................................  $    118,018,964         6,160,119   $   19.21

  SC Strategic Growth Class B.....................................  $     22,324,071         1,015,803   $   21.98
  SC Small Cap Class B............................................  $     14,181,288           748,881   $   18.94

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
    STAGECOACH FUNDS AND NORWEST FUNDS INTO WELLS FARGO FUNDS       TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
  NAF Small Company Stock Class B.................................  $      4,164,305           468,049   $    8.90
PRO FORMA SMALL CAP CLASS B.......................................  $     40,669,664         2,147,740   $   18.94

  SC Small Cap Class C............................................  $      1,485,692            78,483   $   18.93
  SC Strategic Growth Class C.....................................  $     18,197,088           828,774   $   21.96
PRO FORMA SMALL CAP CLASS C.......................................  $     19,682,780         1,039,759   $   18.93

  SC Small Cap Institutional Class................................  $     68,905,109         3,552,679   $   19.40
  NAF Small Company Stock Institutional Class.....................  $     58,803,411         6,379,424   $    9.22
PRO FORMA SMALL CAP INSTITUTIONAL CLASS*..........................  $     70,960,286         6,585,331   $   19.40

  NAF Total Return Bond Class A...................................  $      1,551,695           158,911   $    9.76
  NAF Income Class A..............................................  $     10,298,744         1,027,900   $   10.02
PRO FORMA INCOME CLASS A..........................................  $     11,850,439         1,341,599   $   10.02

  NAF Total Return Bond Class B...................................  $      3,320,169           339,417   $    9.78
  NAF Income Class B..............................................  $      6,588,372           658,616   $   10.00
PRO FORMA INCOME CLASS B..........................................  $      9,908,541         1,329,983   $   10.00

  NAF Strategic Value Bond Institutional Class....................  $      9,489,560           910,170   $   10.43
  NAF Total Return Bond Institutional Class.......................  $    103,376,097        10,572,792   $    9.78
  NAF Income Institutional Class..................................  $    341,686,848        34,133,994   $   10.01
PRO FORMA INCOME INSTITUTIONAL CLASS..............................  $    454,552,505        45,412,214   $   10.01

  SC U.S. Government Income Class A...............................  $    180,384,470        16,309,961   $   11.06
  SC U.S. Government Allocation Class A...........................  $     76,624,390         5,091,974   $   15.05
  NAF Intermediate Government Income Class A......................  $     17,064,962         1,475,293   $   11.57
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS A..................  $    274,073,822        23,688,543   $   11.57

  SC U.S. Government Income Class B...............................  $     35,583,777         3,269,106   $   10.88
  SC U.S. Government Allocation Class B...........................  $     18,163,469         1,658,454   $   10.95
  NAF Intermediate Government Income Class B......................  $      9,011,499           779,618   $   11.56
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS B..................  $     62,758,745         5,429,008   $   11.56

  SC U.S. Government Income Class C...............................  $      3,881,752           356,415   $   10.89
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS C..................  $      3,881,752           356,415   $   10.89

  SC U.S. Government Income Institutional Class...................  $      8,124,588           508,678   $   15.97
  NAF Intermediate Government Income Institutional Class..........  $    425,336,172        26,756,976   $   11.57
PRO FORMA INTERMEDIATE GOVERNMENT INCOME INSTITUTIONAL CLASS......  $    433,460,760        27,459,185   $   11.57

  SC Short-Intermediate U.S. Government Income Class A............  $     36,355,977         3,581,329   $   10.15
PRO FORMA LIMITED TERM GOVERNMENT INCOME CLASS A..................  $     36,355,977         3,581,329   $   10.15

  SC Short-Intermediate U.S. Government Income Class B............  $      9,047,836           891,366   $   10.15
PRO FORMA LIMITED TERM GOVERNMENT INCOME CLASS B..................  $      9,047,836           891,366   $   10.15

  SC Short-Intermediate U.S. Government Income Institutional
    Class.........................................................  $     84,039,378         8,438,670   $    9.96
  NAF Limited Term Government Institutional Class.................  $     75,500,542         7,512,259   $   10.05

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
    STAGECOACH FUNDS AND NORWEST FUNDS INTO WELLS FARGO FUNDS       TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
PRO FORMA LIMITED TERM GOVERNMENT INCOME INSTITUTIONAL CLASS......  $    159,539,920        16,019,724   $    9.96

  SC National Tax-Free Class A....................................  $     39,010,459         2,422,097   $   16.11
  NAF Tax-Free Income Class A.....................................  $     48,876,250         4,565,280   $   10.71
PRO FORMA TAX-FREE INCOME CLASS A.................................  $     87,886,709         8,207,698   $   10.71

  SC National Tax-Free Class B....................................  $      2,528,660           238,030   $   10.62
  NAF Tax-Free Income Class B.....................................  $     13,048,093         1,218,513   $   10.71
PRO FORMA TAX-FREE INCOME CLASS B.................................  $     15,576,753         1,454,614   $   10.71

  SC National Tax-Free Class C....................................  $      6,918,913           651,051   $   10.63
PRO FORMA TAX-FREE INCOME CLASS C.................................  $      6,918,913           651,051   $   10.63

  SC National Tax-Free Institutional Class........................  $      8,843,373           549,244   $   16.10
  NAF Tax-Free Income Institutional Class.........................  $    306,870,365        28,646,014   $   10.71
PRO FORMA TAX-FREE INCOME INSTITUTIONAL CLASS.....................  $    315,713,738        29,471,721   $   10.71

  SC Prime Money Market Institutional Class.......................  $  1,169,269,538     1,169,346,181   $    1.00
PRO FORMA CASH INVESTMNET MONEY MARKET INSTITUTIONAL CLASS........  $  1,169,269,538  $  1,169,346,181   $    1.00

  SC Prime Money Market Administrative Class......................  $    562,513,434       562,456,538   $    1.00
  SC Prime Money Market Service Class.............................  $    934,746,492       934,864,723   $    1.00
  NAF Cash Investment Service Class...............................  $  6,111,766,258     6,113,539,471   $    1.00
PRO FORMA CASH INVESTMNET MONEY MARKET SERVICE CLASS..............  $  7,609,026,184     7,610,860,732   $    1.00

  SC Prime Money Market Class A...................................  $    572,780,966       572,886,864   $    1.00
  SC Money Market Class A.........................................  $  8,040,849,890     8,040,454,142   $    1.00
  NAF Ready Cash Investment Class A...............................  $    842,877,199       842,897,224   $    1.00
PRO FORMA PRIME INVESTMENT MONEY MARKET CLASS A...................  $  9,456,508,055     9,456,238,230   $    1.00

  SC Money Market Class S.........................................  $  1,141,720,375     1,141,670,830   $    1.00
  NAF Ready Cash Investment Class B...............................  $      1,030,590         1,030,598   $    1.00
PRO FORMA PRIME INVESTMENT MONEY MARKET CLASS B...................  $  1,142,750,965     1,142,701,428   $    1.00

  SC National Tax-Free Money Market Class A.......................  $     59,274,251        59,278,088   $    1.00
  NAF Municipal Money Market Class A..............................  $     42,538,407        42,546,122   $    1.00
PRO FORMA NATIONAL TAX-FREE MONEY MARKET CLASS A..................  $    101,812,658       101,824,210   $    1.00

  SC National Tax-Free Money Market Institutional Class...........  $     32,162,738        32,169,381   $    1.00
PRO FORMA NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET
 INSTITUTIONAL CLASS..............................................  $     32,162,738        32,169,381   $    1.00

  NAF Municipal Money Market Service Class........................  $  1,282,332,471     1,282,327,994   $    1.00
PRO FORMA NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET SERVICE
 CLASS............................................................  $  1,282,332,471     1,282,327,994   $    1.00

  SC Treasury Plus Money Market Administrative Class..............  $    110,453,559       110,438,900   $    1.00
  SC Treasury Plus Money Market Service Class.....................  $    482,860,779       482,877,097   $    1.00
  NorwestAdvantage Treasury Plus Service Class....................  $     33,399,103        33,398,649   $    1.00
PRO FORMA TREASURY PLUS INSTITUTIONAL MONEY MARKET SERVICE
 CLASS............................................................  $    626,713,441       626,714,646   $    1.00

  SC Treasury Plus Money Market Institutional Class...............  $    513,211,631       513,347,732   $    1.00

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
    STAGECOACH FUNDS AND NORWEST FUNDS INTO WELLS FARGO FUNDS       TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
PRO FORMA TREASURY PLUS INSTITUTIONAL MONEY MARKET INSTITUTIONAL
 CLASS............................................................  $    513,211,631       513,347,732   $    1.00

  SC Government Money Market Class A..............................  $     69,845,657        69,846,691   $    1.00
  NAF U.S. Government Class A.....................................  $  2,622,824,455     2,622,920,232   $    1.00
PRO FORMA GOVERNMENT MONEY MARKET CLASS A.........................  $  2,692,670,112     2,692,766,923   $    1.00

------------------------

* Approximately 82% of the Stagecoach Small Cap Fund's Institutional shares will be converted into a collective fund prior to the merger. For purposes of the pro forma financial statements approximately 82% of the assets of the Stagecoach Small Cap Fund's Institutional Class have been removed.

FEES AND EXPENSES OF THE REORGANIZATION

    Wells Fargo will pay all fees and expenses, including accounting, legal and printing expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the reorganization.

OUTSTANDING SHARES

    As of the Record Date, the SC Funds and NAF Funds had the following number of shares outstanding:

----------------------------------------------------------------------------------------------------------------

               SC FUNDS                   NUMBER OF SHARES OUTSTANDING                  NAF FUNDS
SC Asset Allocation Fund
SC Balanced Fund
SC Growth Fund                                                           NAF ValuGrowth-SM- Stock Fund
SC Diversified Equity Income Fund                                        NAF Income Equity Income Fund
SC Small Cap Fund                                                        NAF Small Company Stock Fund
SC Strategic Growth Fund
                                                                         NAF Income Fund
                                                                         NAF Total Return Bond Fund
                                                                         NAF Performa Strategic Value Bond Fund
SC U.S. Government Income Fund                                           NAF Intermediate Government Income Fund
SC U.S. Government Allocation Fund
SC Short-Intermediate U.S. Government                                    NAF Limited Term Government Income Fund
Income Fund
SC National Tax-Free Fund                                                NAF Tax-Free Income Fund
SC Prime Money Market Fund                                               NAF Cash Investment Fund
(Administrative, Service and
Institutional Classes)
SC Prime Money Market Fund (Class A)                                     NAF Ready Cash Investment Fund
                                                                         (Investor and Exchange Classes)
SC Money Market Fund
SC National Tax-Free Money Market Fund                                   NAF Municipal Money Market Fund
(Class A)                                                                (Investor Class)
SC National Tax-Free Money Market Fund                                   NAF Municipal Money Market Fund
(Institutional Class)                                                    (Institutional Class)
SC Treasury Plus Money Market Fund                                       NAF Treasury Plus Fund
(Administrative, Service and                                             (Institutional Class)
Institutional Classes)
SC Government Money Market Fund                                          NAF U.S. Government Fund

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

    To the knowledge of the SC Funds and NAF Funds, the following persons owned of record or beneficially, 5% or more of the outstanding shares of each SC Fund and/or NAF Fund:

    [Table to be Inserted]

    To the knowledge of the SC Funds and NAF Funds, the following persons owned of record or beneficially, 25% percent or more of the outstanding shares of each SC Fund and/or NAF Fund:

    [Table to be Inserted]

    In addition, as of [            ], 1999, Wells Fargo and Norwest Bank
controlled or held with power to vote more than 25% of the outstanding shares of each of the SC Funds and NAF Funds, respectively, in a trust or other fiduciary or representative capacity. As a result, the Banks may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. To avoid any possible conflict between the Banks' duties to their customers and to the Funds, the Bank has arranged for a paid fiduciary to vote the shares of the Banks for the reorganization.

                             EXHIBIT A--FEE TABLES

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                                    STAGECOACH
                                                                                       ASSET     STAGECOACH    WF ASSET
                                                                                    ALLOCATION    BALANCED    ALLOCATION
                                                                                    -----------  -----------  -----------

Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................................       5.75%        5.75%        5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption)........................................        None         None         None

Annual Fund Operating Expenses:
Management fee....................................................................       0.36%        0.60%        0.80%
Distribution (Rule 12b-1 fee).....................................................       0.05%        0.10%        0.00%
Other expenses....................................................................       0.58%        0.70%        0.40%
Total Annual Fund Operating Expenses(Gross).......................................       0.99%        1.40%        1.20%
Waiver............................................................................       0.00%        0.12%        0.21%
Net Annual Fund Operating Expenses................................................       0.99%        1.28%        0.99%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................................        None         None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption)........................................       5.00%        5.00%        5.00%

Annual Fund Operating Expenses:
Management fee....................................................................       0.36%        0.60%        0.80%
Distribution (Rule 12b-1 fee).....................................................       0.70%        0.75%        0.75%
Other expenses....................................................................       0.58%        0.94%        0.40%
Total Annual Fund Operating Expenses(Gross).......................................       1.64%        2.29%        1.95%
Waiver............................................................................       0.00%        0.36%        0.21%
Net Annual Fund Operating Expenses................................................       1.64%        1.93%        1.74%

Class C

Shareholder Transaction Expenses:.................................................
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................................        None                      None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption)........................................       1.00%                     1.00%

Annual Fund Operating Expenses:
Management fee....................................................................       0.36%                     0.80%
Distribution (Rule 12b-1 fee).....................................................       0.75%                     0.75%
Other expenses....................................................................       0.53%                     0.40%

                                                                                    STAGECOACH
                                                                                       ASSET     STAGECOACH    WF ASSET
                                                                                    ALLOCATION    BALANCED    ALLOCATION
                                                                                    -----------  -----------  -----------
Total Annual Fund Operating Expenses(Gross).......................................       1.64%                     1.95%
Waiver............................................................................       0.00%                     0.21%
Net Annual Fund Operating Expenses................................................       1.64%                     1.74%

Class I
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................................        None                      None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption)........................................        None                      None

Annual Fund Operating Expenses:
Management fee....................................................................                    0.60%        0.80%
Distribution (Rule 12b-1 fee).....................................................                    0.00%        0.00%
Other expenses....................................................................                    0.61%        0.30%
Total Annual Fund Operating Expenses(Gross).......................................                    1.21%        1.10%
Waiver............................................................................                    0.03%        0.10%
Net Annual Fund Operating Expenses................................................                    1.18%        1.00%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                    STAGECOACH
                                                                                       ASSET     STAGECOACH    WF ASSET
                                                                                    ALLOCATION    BALANCED    ALLOCATION
                                                                                    -----------  -----------  -----------
Class A
One Year..........................................................................   $     546    $     649    $     670
Three Year........................................................................   $     751    $     910    $     872
Five Year.........................................................................   $     972    $   1,190    $   1,091
Ten Year..........................................................................   $   1,608    $   1,989    $   1,718

Class B
One Year..........................................................................   $     667    $     696    $     677
Three Year........................................................................   $     817    $     906    $     848
Five Year.........................................................................   $   1,092    $   1,242    $   1,144
Ten Year..........................................................................   $   1,605    $   1,922    $   1,756

Class C
One Year..........................................................................   $     267                 $     277
Three Year........................................................................   $     517                 $     548
Five Year.........................................................................   $     892                 $     944
Ten Year..........................................................................   $   1,944                 $   2,052

Class I
One Year..........................................................................                $     120    $     102
Three Year........................................................................                $     375    $     318
Five Year.........................................................................                $     649    $     552
Ten Year..........................................................................                $   1,432    $   1,225

                                                                                                  NORWEST
                                                                                   STAGECOACH    ADVANTAGE    WF GROWTH
                                                                                   GROWTH FUND  VALUGROWTH      FUND
                                                                                   -----------  -----------  -----------

Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)..........................................       5.75%        5.75%        5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption).......................................        None         None         None
Management fee...................................................................       0.50%        0.78%        0.75%
Distribution (Rule 12b-1 fee)....................................................       0.05%        0.00%        0.00%
Other expenses...................................................................       0.58%        0.47%        0.57%
Total Annual Fund Operating Expenses(Gross)......................................       1.13%        1.25%        1.32%
Waiver...........................................................................       0.01%        0.25%        0.20%
Net Annual Fund Operating Expenses...............................................       1.12%        1.00%        1.12%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)..........................................        None         None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption).......................................       5.00%        5.00%        5.00%

Annual Fund Operating Expenses:
Management fee...................................................................       0.50%        0.78%        0.75%
Distribution (Rule 12b-1 fee)....................................................       0.70%        1.00%        0.75%
Other expenses...................................................................       0.60%        0.53%        0.57%
Total Annual Fund Operating Expenses(Gross)......................................       1.80%        2.31%        2.07%
Waiver...........................................................................       0.01%        0.56%        0.20%
Net Annual Fund Operating Expenses...............................................       1.79%        1.75%        1.87%

Class I

Shareholder Transaction Expenses:................................................
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)..........................................        None         None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase or
    the NAV on the date of the redemption).......................................        None         None         None

Annual Fund Operating Expenses:
Management fee...................................................................       0.50%        0.78%        0.75%
Distribution (Rule 12b-1 fee)....................................................       0.00%        0.00%        0.00%
Other expenses...................................................................       0.52%        0.42%        0.32%
Total Annual Fund Operating Expenses(Gross)......................................       1.02%        1.20%        1.07%
Waiver...........................................................................       0.00%        0.20%        0.07%
Net Annual Fund Operating Expenses...............................................       1.02%        1.00%        1.00%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                  NORWEST
                                                                                   STAGECOACH    ADVANTAGE    WF GROWTH
                                                                                   GROWTH FUND  VALUGROWTH      FUND
                                                                                   -----------  -----------  -----------
Class A
One Year.........................................................................   $     633    $     646    $     683
Three Year.......................................................................   $     862    $     851    $     911
Five Year........................................................................   $   1,110    $   1,072    $   1,156
Ten Year.........................................................................   $   1,817    $   1,707    $   1,860

Class B
One Year.........................................................................   $     682    $     578    $     690
Three Year.......................................................................   $     863    $     851    $     888
Five Year........................................................................   $   1,170    $   1,149    $   1,211
Ten Year.........................................................................   $   1,760    $   1,767    $   1,898

Class I
One Year.........................................................................   $     104    $     102    $     102
Three Year.......................................................................   $     325    $     318    $     318
Five Year........................................................................   $     563    $     552    $     552
Ten Year.........................................................................   $   1,248    $   1,225    $   1,225

                                                                                 STAGECOACH      NORWEST
                                                                                 DIVERSIFIED    ADVANTAGE     WF INCOME
                                                                                   EQUITY     INCOME EQUITY    EQUITY
                                                                                 -----------  -------------  -----------

Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)........................................       5.75%          5.75%        5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase
    or the NAV on the date of the redemption)..................................        None           None         None

Annual Fund Operating Expenses:
Management fee.................................................................       0.50%          0.50%        0.75%
Distribution (Rule 12b-1 fee)..................................................       0.05%          0.00%        0.00%
Other expenses Fund/Portfolio..................................................       0.65%     0.39/0.07%        0.55%
Total Annual Fund Operating Expenses(Gross)....................................       1.20%          0.96%        1.30%
Waiver.........................................................................       0.00%          0.11%        0.20%
Net Annual Fund Operating Expenses.............................................       1.20%          0.85%        1.10%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)........................................        None           None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase
    or the NAV on the date of the redemption)..................................       5.00%          5.00%        5.00%

Annual Fund Operating Expenses:
Management fee.................................................................       0.50%          0.50%        0.75%
Distribution (Rule 12b-1 fee)..................................................       0.70%             1%        0.75%
Other expenses.................................................................       0.68%     0.39/0.07%        0.55%
Total Annual Fund Operating Expenses(Gross)....................................       1.88%          1.96%        2.05%
Waiver.........................................................................       0.00%          0.36%        0.20%
Net Annual Fund Operating Expenses.............................................       1.88%          1.60%        1.85%

Class C

Shareholder Transaction Expenses:..............................................
  Maximum Sales Charge (Load)
    on Purchases (as a percentage of offering price)...........................                       None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase
    or the NAV on the date of the redemption)..................................                      1.00%        1.00%

Annual Fund Operating Expenses:
Management fee.................................................................                      0.52%        0.75%
Distribution (Rule 12b-1 fee)..................................................                      0.75%        0.75%
Other expenses.................................................................                 0.39/0.07%        0.55%
Total Annual Fund Operating Expenses(Gross)....................................                      1.71%        2.05%
Waiver.........................................................................                      0.11%        0.20%
Net Annual Fund Operating Expenses.............................................                      1.60%        1.85%

                                                                                 STAGECOACH      NORWEST
                                                                                 DIVERSIFIED    ADVANTAGE     WF INCOME
                                                                                   EQUITY     INCOME EQUITY    EQUITY
                                                                                 -----------  -------------  -----------
Class I
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)........................................                       None         None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original purchase
    or the NAV on the date of the redemption)..................................                       None         None

Annual Fund Operating Expenses:
Management fee.................................................................                      0.50%        0.75%
Distribution (Rule 12b-1 fee)..................................................                      0.00%        0.00%
Other expenses.................................................................                 0.34/0.07%        0.30%
Total Annual Fund Operating Expenses(Gross)....................................                      0.91%        1.05%
Waiver.........................................................................                      0.06%         0.2%
Net Annual Fund Operating Expenses.............................................                      0.85%        0.85%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                 STAGECOACH      NORWEST
                                                                                 DIVERSIFIED    ADVANTAGE     WF INCOME
                                                                                   EQUITY     INCOME EQUITY    EQUITY
                                                                                 -----------  -------------  -----------
Class A
One Year.......................................................................   $     641     $     632     $     681
Three Year.....................................................................   $     886     $     806     $     905
Five Year......................................................................   $   1,150     $     995     $   1,146
Ten Year.......................................................................   $   1,903     $   1,541     $   1,838

Class B
One Year.......................................................................   $     691     $     663     $     688
Three Year.....................................................................   $     891     $     805     $     882
Five Year......................................................................   $   1,216     $   1,071     $   1,201
Ten Year.......................................................................   $   1,853     $   1,601     $   1,876

Class C
One Year.......................................................................                 $     263     $     288
Three Year.....................................................................                 $     505     $     582
Five Year......................................................................                 $     871     $   1,001
Ten Year.......................................................................                 $   1,900     $   2,169

Class I
One Year.......................................................................                 $      87     $      87
Three Year.....................................................................                 $     271     $     271
Five Year......................................................................                 $     471     $     471
Ten Year.......................................................................                 $   1,049     $   1,049

                                                                  STAGECOACH   STAGECOACH   NORWEST ADVANTAGE      WF
                                                                   STRATEGIC      SMALL       SMALL COMPANY       SMALL
                                                                    GROWTH         CAP            STOCK            CAP
                                                                  -----------  -----------  -----------------  -----------
Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........................       5.75%        5.75%             5.75%         5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption).................................................        None         None              None          None

Annual Fund Operating Expenses:
Management fee..................................................       0.50%        0.60%             0.90%         0.90%
Distribution (Rule 12b-1 fee)...................................       0.10%        0.10%             0.00%         0.00%
Other expenses..................................................       0.69%        0.87%        0.47/0.11%         0.78%
Total Annual Fund Operating Expenses(Gross).....................       1.29%        1.57%             1.48%         1.68%
Waiver..........................................................       0.00%        0.21%             0.23%         0.39%
Net Annual Fund Operating Expenses..............................       1.29%        1.36%             1.20%         1.29%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........................        None         None              None          None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption).................................................       5.00%        5.00%             5.00%         5.00%

Annual Fund Operating Expenses:
Management fee..................................................       0.50%        0.60%             0.90%         0.90%
Distribution (Rule 12b-1 fee)...................................       0.75%        0.75%             1.00%         0.75%
Other expenses..................................................       0.76%        0.86%        0.52/0.11%         0.78%
Total Annual Fund Operating Expenses(Gross).....................       2.01%        2.21%             2.53%         2.43%
Waiver..........................................................       0.00%        0.10%             0.58%         0.39%
Net Annual Fund Operating Expenses..............................       2.01%        2.11%             1.95%         2.04%

Class C

Shareholder Transaction Expenses:...............................
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........................        None         None                            None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption).................................................       1.00%        1.00%                           1.00%

Annual Fund Operating Expenses:
Management fee..................................................       0.50%        0.60%                           0.90%
Distribution (Rule 12b-1 fee)...................................       0.75%        0.75%                           0.75%
Other expenses..................................................       0.76%        1.31%                           0.78%
Total Annual Fund Operating Expenses(Gross).....................       2.01%        2.66%                           2.43%
Waiver..........................................................       0.00%        0.55%                           0.39%
Net Annual Fund Operating Expenses..............................       2.01%        2.11%                           2.04%

                                                                  STAGECOACH   STAGECOACH   NORWEST ADVANTAGE      WF
                                                                   STRATEGIC      SMALL       SMALL COMPANY       SMALL
                                                                    GROWTH         CAP            STOCK            CAP
                                                                  -----------  -----------  -----------------  -----------
Class I

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........................        None         None              None          None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption).................................................        None         None              None          None

Annual Fund Operating Expenses:
Management fee..................................................                    0.60%             0.90%         0.90%
Distribution (Rule 12b-1 fee)...................................                    0.00%             0.00%         0.00%
Other expenses..................................................                    0.66%        0.36/0.11%         0.63%
Total Annual Fund Operating Expenses(Gross).....................                    1.26%             1.37%         1.53%
Waiver..........................................................                    0.50%             0.17%         0.33%
Net Annual Fund Operating Expenses..............................                    0.76%             1.20%         1.20%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                  STAGECOACH   STAGECOACH   NORWEST ADVANTAGE      WF
                                                                   STRATEGIC      SMALL       SMALL COMPANY       SMALL
                                                                    GROWTH         CAP            STOCK            CAP
                                                                  -----------  -----------  -----------------  -----------
Class A
One Year........................................................   $     649    $     656       $     666       $     699
Three Year......................................................   $     913    $     933       $     910       $     960
Five Year.......................................................   $   1,195    $   1,231       $   1,173       $   1,242
Ten Year........................................................   $   2,000    $   2,074       $   1,925       $   2,042

Class B
One Year........................................................   $     704    $     714       $     598       $     707
Three Year......................................................   $     930    $     961       $     912       $     940
Five Year.......................................................   $   1,283    $   1,334       $   1,252       $   1,298
Ten Year........................................................   $   1,973    $   2,064       $   1,984       $   2,080

Class C
One Year........................................................   $     304    $     314                       $     307
Three Year......................................................   $     630    $     661                       $     640
Five Year.......................................................   $   1,083    $   1,134                       $   1,098
Ten Year........................................................   $   2,338    $   2,441                       $   2,369

Class I
One Year........................................................                $      78       $     122       $     122
Three Year......................................................                $     243       $     381       $     381
Five Year.......................................................                $     422       $     660       $     660
Ten Year........................................................                $     942       $   1,455       $   1,455

                                                                                           NORWEST ADVANTAGE
                                                   NORWEST ADVANTAGE   NORWEST ADVANTAGE  PERFORMA STRATEGIC     WF INCOME
                                                      INCOME FUND      TOTAL RETURN BOND      VALUE FUND           FUND
                                                  -------------------  -----------------  -------------------  -------------
Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........           4.50%                 4.50%                               4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................            None                  None                                None

Annual Fund Operating Expenses:
Management fee..................................           0.50%                 0.50%                               0.50%
Distribution (Rule 12b-1 fee)...................           0.00%                 0.00%                               0.00%
Other expenses..................................           0.64%            0.71/0.10%                               0.52%
Total Annual Fund Operating Expenses(Gross).....           1.14%                 1.31%                               1.02%
Waiver..........................................           0.39%                 0.56%                               0.02%
Net Annual Fund Operating Expenses..............           0.75%                 0.75%                               1.00%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........            None                  None                                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................           5.00%                 5.00%                               5.00%

Annual Fund Operating Expenses:
Management fee..................................           0.50%                 0.50%                               0.50%
Distribution (Rule 12b-1 fee)...................           1.00%                 1.00%                               0.75%
Other expenses Fund/Port........................           0.65%            0.75/0.11%                               0.52%
Total Annual Fund Operating Expenses(Gross).....           2.15%                 2.36%                               1.77%
Waiver..........................................           0.65%                 0.86%                               0.02%
Net Annual Fund Operating Expenses..............           1.50%                 1.50%                               1.75%

                                                                                           NORWEST ADVANTAGE
                                                   NORWEST ADVANTAGE   NORWEST ADVANTAGE  PERFORMA STRATEGIC     WF INCOME
                                                      INCOME FUND      TOTAL RETURN BOND      VALUE FUND           FUND
                                                  -------------------  -----------------  -------------------  -------------
Class I

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........            None                  None              None              None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................            None                  None              None              None

Annual Fund Operating Expenses:
Management fee..................................           0.60%                 0.50%             0.50%             0.50%
Distribution (Rule 12b-1 fee)...................           0.00%                 0.00%             0.00%             0.00%
Other expenses..................................           0.32%            0.38/0.10%             1.49%             0.27%
Total Annual Fund Operating Expenses(Gross).....           0.92%                 0.98%             1.99%             0.77%
Waiver..........................................           0.17%                 0.23%             1.14%             0.02%
Net Annual Fund Operating Expenses..............           0.75%                 0.75%             0.85%             0.75%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                        NORWEST ADVANTAGE                      PERFORMA
                                                         INCOME (CORP A)   NORWEST ADVANTAGE   STRATEGIC     WF INCOME
                                                              FUND         TOTAL RETURN BOND  VALUE FUND       FUND
                                                        -----------------  -----------------  -----------  -------------
Class A
One Year..............................................      $     474          $     474                     $     547
Three Year............................................      $     630          $     630                     $     754
Five Year.............................................      $     800          $     800                     $     978
Ten Year..............................................      $   1,293          $   1,293                     $   1,620

Class B
One Year..............................................      $     453          $     453                     $     678
Three Year............................................      $     674          $     674                     $     851
Five Year.............................................      $     818          $     818                     $   1,149
Ten Year..............................................      $   1,489          $   1,489                     $   1,767

Class I
One Year..............................................      $      77          $      77       $      87     $      77
Three Year............................................      $     240          $     240       $     271     $     240
Five Year.............................................      $     417          $     417       $     471     $     417
Ten Year..............................................      $     930          $     930       $   1,049     $     930

                                                 STAGECOACH       STAGECOACH     NORWEST ADVANTAGE          WF
                                               U.S. GOVERNMENT  U.S. GOVERNMENT    INTERMEDIATE        INTERMEDIATE
                                                 ALLOCATION         INCOME       GOVERNMENT INCOME  GOVERNMENT INCOME
                                               ---------------  ---------------  -----------------  ------------------
Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......         5.75%            5.75%             5.75%               5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......          None             None              None                None

Annual Fund Operating Expenses:
Management fee...............................         0.50%            0.50%             0.33%               0.50%
Distribution (Rule 12b-1 fee)................         0.05%            0.05%             0.00%               0.00%
Other expenses...............................         0.71%            0.70%             0.48%               0.60%
Total Annual Fund Operating
 Expenses(Gross).............................         1.26%            1.25%             0.81%               1.10%
Waiver.......................................         0.07%            0.00%             0.13%               0.14%
Net Annual Fund Operating Expenses...........         1.19%            0.96%             0.68%               0.96%

Class B

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......          None             None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......         5.00%            5.00%             5.00%               5.00%

Annual Fund Operating Expenses:
Management fee...............................         0.50%            0.50%             0.33%               0.50%
Distribution (Rule 12b-1 fee)................         0.70%            0.70%             1.00%               0.75%
Other expenses...............................         0.88%            0.70%             0.53%               0.60%
Total Annual Fund Operating
 Expenses(Gross).............................         2.08%            1.90%             1.86%               1.85%
Waiver.......................................         0.24%            0.24%             0.43%               0.14%
Net Annual Fund Operating Expenses...........         1.84%            1.66%             1.43%               1.71%

Class C

Shareholder Transaction Expenses:............
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......          None             None                                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......         1.00%            1.00%                                 1.00%

Annual Fund Operating Expenses:

                                                 STAGECOACH       STAGECOACH     NORWEST ADVANTAGE          WF
                                               U.S. GOVERNMENT  U.S. GOVERNMENT    INTERMEDIATE        INTERMEDIATE
                                                 ALLOCATION         INCOME       GOVERNMENT INCOME  GOVERNMENT INCOME
                                               ---------------  ---------------  -----------------  ------------------
Management fee...............................                          0.50%                                 0.50%
Distribution (Rule 12b-1 fee)................                          0.75%                                 0.75%
Other expenses...............................                          1.21%                                 0.60%
Total Annual Fund Operating
 Expenses(Gross).............................                          2.46%                                 1.85%
Waiver.......................................                          0.80%                                 0.14%
Net Annual Fund Operating Expenses...........                          1.66%                                 1.71%

Class I

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......                           None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......                           None              None                None

Annual Fund Operating Expenses:
Management fee...............................                          0.50%             0.33%               0.50%
Distribution (Rule 12b-1 fee)................                          0.00%             0.00%               0.00%
Other expenses...............................                          0.68%             0.39%               0.35%
Total Annual Fund Operating Expenses
 (Gross).....................................                          1.18%             0.72%               0.85%
Waiver.......................................                          0.27%             0.04%               0.17%
Net Annual Fund Operating Expenses...........                          0.91%             0.68%               0.68%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                 STAGECOACH         STAGECOACH       NORWEST ADVANTAGE           WF
                                               U.S. GOVERNMENT    U.S. GOVERNMENT      INTERMEDIATE         INTERMEDIATE
                                                 ALLOCATION           INCOME         GOVERNMENT INCOME    GOVERNMENT INCOME
                                              -----------------  -----------------  -------------------  -------------------
Class A
One Year....................................      $     566          $     544           $     467            $     544
Three Year..................................      $     811          $     742           $     609            $     742
Five Year...................................      $   1,075          $     957           $     764            $     957
Ten Year....................................      $   1,828          $   1,575           $     932            $   1,190
Class B
One Year....................................      $     687          $     669           $     446            $     674
Three Year..................................      $     879          $     823           $     652            $     839
Five Year...................................      $   1,195          $   1,102           $     782            $   1,128
Ten Year....................................      $   1,825          $   1,601           $   1,410            $   1,723
Class C
One Year....................................                         $     269                                $     274
Three Year..................................                         $     523                                $     539
Five Year...................................                         $     902                                $     928
Ten Year....................................                         $   1,965                                $   2,019
Class I
One Year....................................                         $      93           $      69            $      69
Three Year..................................                         $     290           $     218            $     218
Five Year...................................                         $     504           $     379            $     379
Ten Year....................................                         $   1,120           $     847            $     847

                                                              STAGECOACH          NORWEST ADVANTAGE           WF
                                                          SHORT-INTERMEDIATE        LIMITED TERM         LIMITED TERM
                                                        U.S. GOVERNMENT INCOME    GOVERNMENT INCOME    GOVERNMENT INCOME
                                                        -----------------------  -------------------  -------------------
Class A
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............             4.50%                                       4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................              None                                        None

Annual Fund Operating Expenses:
Management fee........................................             0.50%                                       0.50%
Distribution (Rule 12b-1 fee).........................             0.05%                                       0.00%
Other expenses........................................             0.69%                                       0.59%
Total Annual Fund Operating Expenses(Gross)...........             1.24%                                       1.09%
Waiver................................................             0.28%                                       0.13%
Net Annual Fund Operating Expenses....................             0.96%                                       0.96%

Class B
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............              None                                        None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................             5.00%                                       5.00%

Annual Fund Operating Expenses:
Management fee........................................             0.50%                                       0.50%
Distribution (Rule 12b-1 fee).........................             0.75%                                       0.75%
Other expenses........................................             0.72%                                       0.59%
Total Annual Fund Operating Expenses(Gross)...........             1.97%                                       1.84%
Waiver................................................             0.31%                                       0.13%
Net Annual Fund Operating Expenses....................             1.66%                                       1.71%

Class I
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............              None                   None                 None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................              None                   None                 None

                                                              STAGECOACH          NORWEST ADVANTAGE           WF
                                                          SHORT-INTERMEDIATE        LIMITED TERM         LIMITED TERM
                                                        U.S. GOVERNMENT INCOME    GOVERNMENT INCOME    GOVERNMENT INCOME
                                                        -----------------------  -------------------  -------------------
Annual Fund Operating Expenses:
Management fee........................................             0.50%                  0.33%                0.50%
Distribution (Rule 12b-1 fee).........................             0.00%                  0.00%                0.00%
Other expenses........................................             0.58%                  0.56%                0.34%
Total Annual Fund Operating Expenses(Gross)...........             1.08%                  0.89%                0.84%
Waiver................................................             0.17%                  0.21%                0.16%
Net Annual Fund Operating Expenses....................             0.91%                  0.68%                0.68%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                              STAGECOACH          NORWEST ADVANTAGE           WF
                                                          SHORT-INTERMEDIATE        LIMITED TERM         LIMITED TERM
                                                        U.S. GOVERNMENT INCOME    GOVERNMENT INCOME    GOVERNMENT INCOME
                                                        -----------------------  -------------------  -------------------
Class A
One Year..............................................         $     395                                   $     544
Three Year............................................         $     597                                   $     742
Five Year.............................................         $     815                                   $     957
Ten Year..............................................         $   1,443                                   $   1,575

Class B
One Year..............................................         $     669                                   $     674
Three Year............................................         $     823                                   $     839
Five Year.............................................         $   1,102                                   $   1,128
Ten Year..............................................         $   1,601                                   $   1,723

Class I
One Year..............................................         $      93              $      69            $      69
Three Year............................................         $     290              $     218            $     218
Five Year.............................................         $     504              $     379            $     379
Ten Year..............................................         $   1,120              $     847            $     847

                                                                           STAGECOACH                             WF
                                                                            NATIONAL      NORWEST ADVANTAGE    NATIONAL
                                                                          TAX-FREE BOND    TAX-FREE INCOME     TAX-FREE
                                                                          -------------  -------------------  -----------
Class A
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................        4.50%             4.50%            4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................         None              None             None

Annual Fund Operating Expenses:
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1 fee)...........................................        0.05%             0.00%            0.00%
Other expenses..........................................................        0.82%             0.49%            0.55%
Total Annual Fund Operating Expenses(Gross).............................        1.37%             0.99%            0.95%
Waiver..................................................................        0.56%             0.39%            0.15%
Net Annual Fund Operating Exepnses......................................        0.81%             0.60%            0.80%

Class B
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None              None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................        5.00%             5.00%            5.00%

Annual Fund Operating Expenses:
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1 fee)...........................................        0.75%             1.00%            0.75%
Other expenses..........................................................        1.46%             0.55%            0.55%
Total Annual Fund Operating Expenses(Gross).............................        2.71%             2.05%            1.70%
Waiver..................................................................        1.30%             0.70%            0.15%
Net Annual Fund Operating Expenses......................................        1.41%             1.35%            1.55%

Class C
Shareholder Transaction Expenses:.......................................
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None                               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................        1.00%                              1.00%

Annual Fund Operating Expenses:

Class C
Management fee..........................................................        0.50%                              0.40%
Distribution (Rule 12b-1 fee)...........................................        0.75%                              0.75%
Other expenses..........................................................        0.85%                              0.55%

                                                                           STAGECOACH                             WF
                                                                            NATIONAL      NORWEST ADVANTAGE    NATIONAL
                                                                          TAX-FREE BOND    TAX-FREE INCOME     TAX-FREE
                                                                          -------------  -------------------  -----------
Total Annual Fund Operating Expenses(Gross).............................        2.10%                              1.70%
Waiver..................................................................        0.69%                              0.15%
Net Annual Fund Operating Expenses......................................        1.41%                              1.55%

Class I
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None              None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................         None              None             None

Annual Fund Operating Expenses:
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1 fee)...........................................        0.00%             0.00%            0.00%
Other expenses..........................................................        0.85%             0.42%            0.30%
Total Annual Fund Operating Expenses(Gross).............................        1.35%             0.92%            0.70%
Waiver..................................................................        0.59%             0.32%            0.10%
Net Annual Fund Operating Expenses......................................        0.76%             0.60%            0.60%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                             STAGECOACH                           WF
                                                                              NATIONAL     NORWEST ADVANTAGE   NATIONAL
                                                                            TAX-FREE BOND   TAX-FREE INCOME    TAX-FREE
                                                                            -------------  -----------------  -----------
Class A
One Year..................................................................    $     529        $     459       $     528
Three Year................................................................    $     697        $     584       $     694
Five Year.................................................................    $     879        $     721       $     874
Ten Year..................................................................    $   1,407        $   1,120       $   1,395

Class B
One Year..................................................................    $     644        $     437       $     658
Three Year................................................................    $     746        $     628       $     790
Five Year.................................................................    $     971        $     739       $   1,045
Ten Year..................................................................    $   1,372        $   1,319       $   1,545

Class C
One Year..................................................................    $     244                        $     258
Three Year................................................................    $     446                        $     490
Five Year.................................................................    $     771                        $     845
Ten Year..................................................................    $   1,691                        $   1,845

Class I
One Year..................................................................    $      78        $      61       $      61
Three Year................................................................    $     243        $     192       $     192
Five Year.................................................................    $     422        $     335       $     335
Ten Year..................................................................    $     942        $     750       $     750

                                                                                                    NORWEST
                                                                  STAGECOACH       STAGECOACH      ADVANTAGE
                                                                 MONEY MARKET         PRIME       READY CASH     WF MONEY
                                                                     FUND         MONEY MARKET    INVESTMENT    MARKET FUND
                                                                ---------------  ---------------  -----------  -------------

Class A
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).......................         5.75%            5.75%          5.75%         5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption)...............................................          None             None           None          None

Annual Fund Operating Expenses:
Management fee................................................         0.40%            0.25%          0.33%         0.40%
Distribution (Rule 12b-1 fee).................................         0.05%            0.05%          0.00%         0.00%
Other expenses................................................         0.48%            0.53%          0.49%         0.53%
Total Annual Fund Operating Expenses(Gross)...................         0.93%            0.83%          0.82%         0.93%
Waiver........................................................         0.18%            0.08%          0.00%         0.17%
Net Annual Fund Operating Expenses............................         0.75%            0.75%          0.82%         0.76%

Class B
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).......................          None                            None          None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the
    redemption)...............................................         5.00%                           5.00%         5.00%

Annual Fund Operating Expenses:
Management fee................................................         0.40%                           0.33%         0.40%
Distribution (Rule 12b-1 fee).................................         0.75%                           1.00%         0.75%
Other expenses................................................         0.47%                           4.07%         0.53%
Total Annual Fund Operating Expenses(Gross)...................         0.62%                           5.40%         1.68%
Waiver........................................................         0.20%                           3.83%         0.17%
Net Annual Fund Operating Expenses............................         1.42%                           1.57%         1.51%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                    NORWEST
                                                                  STAGECOACH       STAGECOACH      ADVANTAGE
                                                                 MONEY MARKET         PRIME       READY CASH     WF MONEY
                                                                     FUND         MONEY MARKET    INVESTMENT    MARKET FUND
                                                                ---------------  ---------------  -----------  -------------
Class A
One Year......................................................     $      77        $      77      $      84     $      78
Three Year....................................................     $     240        $     240      $     262     $     243
Five Year.....................................................     $     417        $     417      $     455     $     422
Ten Year......................................................     $     930        $     930      $   1,014     $     942

Class B
One Year......................................................     $     145                       $     159     $     154
Three Year....................................................     $     449                       $     493     $     477
Five Year.....................................................     $     776                       $     850     $     824
Ten Year......................................................     $   1,702                       $   1,856     $   1,802

                                                     STAGECOACH      STAGECOACH
                                                     PRIME MONEY     PRIME MONEY      NORWEST CASH     WF CASH INVESTMENT
                                                    MARKET (SERV)  MARKET (ADMIN)    INVESTMENT FUND    MONEY MARKET FUND
                                                    -------------  ---------------  -----------------  -------------------
Class Service/Admin
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None            None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None            None              None                None

Annual Fund Operating Expenses:
Management fee....................................        0.25%           0.25%             0.23%               0.10%
Distribution (Rule 12b-1 fee).....................        0.00%           0.00%             0.00%               0.00%
Other expenses....................................        0.40%           0.35%             0.33%               0.45%
Total Annual Fund Operating Expenses(Gross).......        0.65%           0.60%             0.56%               0.55%
Waiver............................................        0.20%           0.15%             0.08%               0.07%
Net Annual Fund Operating Expenses................        0.45%           0.45%             0.48%               0.48%

                                                     STAGECOACH      STAGECOACH
                                                     PRIME MONEY     PRIME MONEY      NORWEST CASH     WF CASH INVESTMENT
                                                    MARKET (SERV)  MARKET (ADMIN)    INVESTMENT FUND    MONEY MARKET FUND
                                                    -------------  ---------------  -----------------  -------------------
Class I
Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None                                                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None                                                  None

Annual Fund Operating Expenses:
Management fee....................................        0.25%                                                 0.10%
Distribution (Rule 12b-1 fee).....................        0.00%                                                 0.00%
Other expenses....................................        0.16%                                                 0.20%
Total Annual Fund Operating Expenses(Gross).......        0.41%                                                 0.30%
Waiver............................................        0.16%                                                 0.05%
Net Annual Fund Operating Expenses................        0.25%                                                 0.25%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                      STAGECOACH     STAGECOACH PRIME
                                                      PRIME MONEY      MONEY MARKET       NORWEST CASH      WF CASH INVESTMENT
                                                     MARKET (SERV)        (ADMIN)        INVESTMENT FUND     MONEY MARKET FUND
                                                    ---------------  -----------------  -----------------  ---------------------
Service/Admin
One Year..........................................     $      46         $      46          $      49            $      49
Three Year........................................     $     144         $     144          $     154            $     154
Five Year.........................................     $     252         $     252          $     269            $     269
Ten Year..........................................     $     567         $     567          $     604            $     604

Class I
One Year..........................................     $      26                                                 $      26
Three Year........................................     $      80                                                 $      80
Five Year.........................................     $     141                                                 $     141
Ten Year..........................................     $     318                                                 $     318

                                                                         STAGECOACH      NORWEST MUNI          WF
                                                                      NATIONAL TAX-FREE  MONEY MARKET   NATIONAL TAX-FREE
                                                                        MONEY MARKET         FUND         MONEY MARKET
                                                                      -----------------  -------------  -----------------
Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................           None             None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............           None             None             None

Annual Fund Operating Expenses:
Management fee......................................................          0.30%            0.34%            0.25%
Distribution (Rule 12b-1 fee).......................................          0.05%            0.00%            0.00%
Other expenses......................................................          0.78%            0.49%            0.79%
Total Annual Fund Operating Expenses(Gross).........................          1.13%            0.83%            1.04%
Waiver..............................................................          0.43%            0.18%            0.34%
Net Annual Fund Operating Expenses..................................          0.70%            0.65%            0.70%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                      STAGECOACH NATIONAL   NORWEST MUNI            WF
                                                                        TAX-FREE MONEY      MONEY MARKET     NATIONAL TAX-FREE
                                                                            MARKET              FUND           MONEY MARKET
                                                                      -------------------  ---------------  -------------------
Class A
One Year............................................................       $      72          $      66          $      72
Three Year..........................................................       $     224          $     208          $     224
Five Year...........................................................       $     390          $     362          $     390
Ten Year............................................................       $     871          $     810          $     871

                                                                                                               WF
                                                                         STAGECOACH         NORWEST     NATIONAL TAX-FREE
                                                                      NATIONAL TAX-FREE   MUNI MONEY      INSTITUTIONAL
                                                                        MONEY MARKET      MARKET FUND     MONEY MARKET
                                                                      -----------------  -------------  -----------------
Class Service

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................                            None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............                            None             None

Annual Fund Operating Expenses:
Management fee......................................................                           0.34%            0.10%
Distribution (Rule 12b-1 fee).......................................                           0.00%            0.00%
Other expenses......................................................                           0.25%            0.51%
Total Annual Fund Operating Expenses(Gross).........................                           0.59%            0.61%
Waiver..............................................................                           0.14%            0.16%
Net Annual Fund Operating Expenses..................................                           0.45%            0.45%

Class I

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................           None                              None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............           None                              None

Annual Fund Operating Expenses:
Management fee......................................................          0.30%                             0.10%
Distribution (Rule 12b-1 fee).......................................          0.00%                             0.00%
Other expenses......................................................          0.23%                             0.26%
Total Annual Fund Operating Expenses(Gross).........................          0.53%                             0.36%
Waiver..............................................................          0.23%                             0.06%
Net Annual Fund Operating Expenses..................................          0.30%                              0.3%

                                                                                                               WF
                                                                         STAGECOACH         NORWEST     NATIONAL TAX-FREE
                                                                      NATIONAL TAX-FREE   MUNI MONEY      INSTITUTIONAL
                                                                        MONEY MARKET      MARKET FUND     MONEY MARKET
                                                                      -----------------  -------------  -----------------

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                               WF
                                                                         STAGECOACH         NORWEST     NATIONAL TAX-FREE
                                                                      NATIONAL TAX-FREE   MUNI MONEY      INSTITUTIONAL
                                                                        MONEY MARKET      MARKET FUND     MONEY MARKET
                                                                      -----------------  -------------  -----------------
Class Service
One Year............................................................                          $      46          $      46
Three Year..........................................................                          $     144          $     144
Five Year...........................................................                          $     252          $     252
Ten Year............................................................                          $     567          $     567

Class I
One Year............................................................       $      31                             $      31
Three Year..........................................................       $      97                             $      97
Five Year...........................................................       $     169                             $     169
Ten Year............................................................       $     381                             $     381

                                                            STAGECOACH    STAGECOACH       NORWEST             WF
                                                             TREASURY    TREASURY PLUS    ADVANTAGE       TREASURY PLUS
                                                            PLUS (SERV)     (ADMIN)     TREASURY PLUS   INST MONEY MARKET
                                                            -----------  -------------  -------------  -------------------
Class Service

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...................        None          None           None              None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date
    of original purchase or the NAV on the date of the
    redemption)...........................................        None          None           None              None

Annual Fund Operating Expenses:
Management fee............................................       0.25%         0.25%          0.20%             0.10%
Distribution (Rule 12b-1 fee).............................                     0.00%          0.00%             0.00%
Other expenses............................................       0.40%         0.35%          0.40%             0.47%
Total Annual Fund Operating Expenses(Gross)...............       0.65%         0.60%          0.60%             0.57%
Waiver....................................................       0.20%         0.15%          0.10%             0.11%
Net Annual Fund Operating Expenses........................       0.45%         0.45%          0.50%             0.46%

Class I

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...................        None                                           None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date
    of original purchase or the NAV on the date of the
    redemption)...........................................        None                                           None

Annual Fund Operating Expenses:
Management fee............................................       0.25%                                          0.10%
Distribution (Rule 12b-1 fee).............................                                                      0.00%
Other expenses............................................       0.15%                                          0.22%
Total Annual Fund Operating Expenses(Gross)...............       0.40%                                          0.32%
Waiver....................................................       0.15%                                          0.07%
Net Annual Fund Operating Expenses........................       0.25%                                          0.25%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                             STAGECOACH      STAGECOACH         NORWEST               WF
                                                            TREASURY PLUS   TREASURY PLUS      ADVANTAGE         TREASURY PLUS
                                                               (SERV)          (ADMIN)       TREASURY PLUS     INST MONEY MARKET
                                                            -------------  ---------------  ---------------  ---------------------
Service/Admin
One Year..................................................    $      46       $      46        $      51           $      47
Three Year................................................    $     144       $     144        $     160           $     148
Five Year.................................................    $     252       $     252        $     280           $     258
Ten Year..................................................    $     567       $     567        $     628           $     579

Class I
One Year..................................................    $      26                                            $      26
Three Year................................................    $      80                                            $      80
Five Year.................................................    $     141                                            $     141
Ten Year..................................................    $     318                                            $     318

                                                                       STAGECOACH       NORWEST ADVANTAGE         WF
                                                                     U.S. GOVERNMENT      US GOVERNMENT       GOVERNMENT
                                                                      MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                    -----------------  -------------------  ---------------
Class A

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................           None                                   None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the redemption)...           None                                   None

Annual Fund Operating Expenses:
Management fee....................................................          0.25%                                  0.35%
Distribution (Rule 12b-1 fee).....................................          0.05%                                  0.00%
Other expenses....................................................          0.70%                                  0.45%
Total Annual Fund Operating Expenses(Gross).......................          1.00%                                  0.80%
Waiver............................................................          0.25%                                  0.05%
Net Annual Fund Operating Expenses................................          0.75%                                  0.75%

Service Class

Shareholder Transaction Expenses:
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................                               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the redemption)...                               None               None

Annual Fund Operating Expenses:
Management fee....................................................                              0.14%              0.35%
Distribution (Rule 12b-1 fee).....................................                              0.00%              0.00%
Other expenses....................................................                              0.38%              0.20%
Total Annual Fund Operating Expenses(Gross).......................                              0.52%              0.55%
Waiver............................................................                              0.02%              0.05%
Net Annual Fund Operating Expenses................................                              0.50%              0.50%

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                       STAGECOACH       NORWEST ADVANTAGE         WF
                                                                     U.S. GOVERNMENT      US GOVERNMENT       GOVERNMENT
                                                                      MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                    -----------------  -------------------  ---------------
Class A
One Year..........................................................      $      77                              $      77
Three Year........................................................      $     240                              $     240
Five Year.........................................................      $     417                              $     417
Ten Year..........................................................      $     930                              $     930

Class Service
One Year..........................................................                          $      51          $      51
Three Year........................................................                          $     160          $     160
Five Year.........................................................                          $     280          $     280
Ten Year..........................................................                          $     628          $     628

               EXHIBIT B--AGREEMENTS AND PLANS OF REORGANIZATION
                             STAGECOACH FUNDS, INC.
                                 AGREEMENT AND
                                    PLAN OF
                                 REORGANIZATION
                                 MARCH 25, 1999

This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this 25th day of March, 1999, by and between Wells Fargo Funds Trust ("FUNDS TRUST"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "ACQUIRING FUND") and Stagecoach Funds, Inc. ("STAGECOACH"), a Delaware business trust, for itself and on behalf of its series listed in the Target Funds column below (each a "TARGET FUND").

                      TARGET FUNDS                                            ACQUIRING FUNDS
--------------------------------------------------------  --------------------------------------------------------
                 Asset Allocation Fund                                     Asset Allocation Fund
                     Balanced Fund                                         Asset Allocation Fund
             Diversified Equity Income Fund                                  Income Equity Fund
                   Equity Index Fund                                         Equity Index Fund
                   Equity Value Fund                                         Equity Value Fund
                      Growth Fund                                               Growth Fund
               International Equity Fund                                 International Equity Fund
                 Index Allocation Fund                                     Index Allocation Fund
                     Small Cap Fund                                            Small Cap Fund
                 Strategic Growth Fund                                         Small Cap Fund
                  Corporate Bond Fund                                       Corporate Bond Fund
     Short-Intermediate U.S. Government Income Fund                 Limited Term Government Income Fund
                 Strategic Income Fund                                        Income Plus Fund
            U.S. Government Allocation Fund                         Intermediate Government Income Fund
              U.S. Government Income Fund                           Intermediate Government Income Fund
             Variable Rate Government Fund                             Variable Rate Government Fund
                 Arizona Tax-Free Fund                                     Arizona Tax-Free Fund
             California Tax-Free Bond Fund                             California Tax-Free Bond Fund
            California Tax-Free Income Fund                           California Tax-Free Income Fund
                  Oregon Tax-Free Fund                                      Oregon Tax-Free Fund
                 National Tax-Free Fund                                    National Tax-Free Fund
         California Tax-Free Money Market Fund                     California Tax-Free Money Market Fund
         California Tax-Free Money Market Trust                    California Tax-Free Money Market Trust
       Prime Money Market Fund (Ad, Svc, Inst'l)              Cash Investment Money Market Fund (Svc, Inst'l)
              Prime Money Market Fund (A)                                    Money Market Fund
                   Money Market Fund                                         Money Market Fund
                   Money Market Trust                                        Money Market Trust
        National Tax-Free Money Market Fund (A)                   National Tax-Free Money Market Fund (A)
      National Tax-Free Money Market Fund (Inst'l)           National Tax-Free Institutional Money Market Fund
                                                                               (Svc, Inst'l)
          National Tax-Free Money Market Trust                      National Tax-Free Money Market Trust
              Overland Express Sweep Fund                               Overland Express Sweep Fund
         Treasury Plus Money Market Fund (A, E)              Treasury Plus Institutional Money Market Fund (A)
   Treasury Plus Money Market Fund (Ad, Svc, Inst'l)           Treasury Plus Institutional Money Market Fund
                                                                               (Svc, Inst'l)
              Government Money Market Fund                              Government Money Market Fund

    WHEREAS, Funds Trust and Stagecoach are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 ACT");

    WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund or, as appropriate, attributable to the class or classes of shares of the Target Fund listed opposite the Acquiring Fund ("CORRESPONDING TARGET") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Target in connection with the dissolution and liquidation of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "REORGANIZATION"); and

    WHEREAS, the parties intend that each Reorganization except the Class Reorganizations (as defined below) qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

    NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

    1.  DEFINITIONS.

The following terms shall have the following meanings:

1933 ACT......................  The Securities Act of 1933, as amended.

1934 ACT......................  The Securities Exchange Act of 1934, as amended.

ACTIVE REORGANIZATION.........  Each Reorganization set forth in the Active Reorganization
                                Table on Schedule A.

ACQUIRING CLASS...............  The class of an Acquiring Fund's shares that Funds Trust will issue to the shareholders of the Corresponding Target
                                Class as set forth in the Corresponding Classes Table in
                                Schedule A.

ASSETS........................  All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a
                                Target, whether or not determinable at the Target's
                                Effective Time and wherever located. Assets include all
                                cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or
                                conditional or unmatured), contract rights and receivables
                                (including dividend and interest receivables) owned by or
                                attributable to the Target and any deferred or prepaid
                                expense shown as an asset on the Target Fund's books and, in the case of a Target that is part of a Class Reorganization, attributable to the appropriate class or classes of Target
                                Fund shares.

ASSETS LIST...................  A list of securities and other Assets and Known Liabilities of or attributable to a Target and, if the Target invests in one or more Portfolios, lists of the securities and other
                                Assets and Known Liabilities of those Portfolios, each as of the date provided to Funds Trust.

CLASS REORGANIZATION..........  Each Reorganization set forth in the Class Reorganization
                                Table on Schedule A.

CLOSING DATE..................  September 18, 1999 for each Active Reorganization and
                                September 19, 1999 for each Shell Reorganization, or such
                                other date as the parties may agree to in writing with
                                respect to a Reorganization.

CORRESPONDING TARGET CLASS....  The Target share class set forth opposite an Acquiring Class in the Corresponding Classes Table on Schedule A.

CORE TRUST....................  Core Trust (Delaware), a Delaware business trust.

EFFECTIVE TIME................  The business day following the Closing Date of a
                                Reorganization, or such other date as the parties may agree to in writing.

FUND..........................  An Acquiring Fund or a Target Fund.

HSR ACT.......................  The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as
                                amended.

KNOW, KNOWN OR KNOWLEDGE......  Known after reasonable inquiry.

LIABILITIES...................  All liabilities of or attributable to a Target existing at
                                Target's Effective Time , whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or
                                unmatured.

N-14 REGISTRATION STATEMENT...  The Registration Statement of Funds Trust on Form N-14 under the 1940 Act that will register the shares of the Acquiring
                                Funds to be issued in the Active Reorganizations and will
                                include the proxy materials necessary for the shareholders of the Corresponding Targets to approve the Active
                                Reorganizations.

MATERIAL AGREEMENTS...........  The agreements set forth in Schedule B.

PORTFOLIO.....................  A series of Core Trust, Schroder Core or Wells Core.

SCHEDULE 14A PROXY
 STATEMENT....................  The proxy materials of Stagecoach on Schedule 14A under the
                                1934 Act that will seek approval of the Shell
                                Reorganizations by shareholders of the appropriate Target
                                Funds.

SCHEDULE A....................  Schedule A to this Plan.

SCHEDULE B....................  Schedule B to this Plan.

SCHEDULE C....................  Schedule C to this Plan.

SCHEDULE D....................  Schedule D to this Plan.

SCHEDULE E....................  Schedule E to this Plan.

SCHRODER CORE.................  Schroder Capital Funds, a Delaware business trust.

SHELL REORGANIZATION..........  Each Reorganization set forth in the Shell Reorganization
                                Table on Schedule A.

TARGET........................  The Target Fund or the class or classes of the Target Fund whose Assets and Liabilities an Acquiring Fund will acquire.

TARGET FINANCIAL STATEMENTS...  The audited financial statements of each Target Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Target Fund for its most recently completed semi-annual period.

TRANSFER DOCUMENTS............  Such bills of sale, assignments, certificates and other instruments of transfer as Funds Trust deems desirable to
                                transfer to an Acquiring Fund all right and title to and
                                interest in the Corresponding Target's Assets.

VALUATION TIME................  The time on a Reorganization's Closing Date, or such other date as the parties may agree to in writing, that Funds
                                Trust determines the net asset value of the shares of the
                                Acquiring Fund and Stagecoach determines the net value of
                                the Assets of or attributable to the Corresponding Target.
                                Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Portfolio's and Target Portfolio's
                                Registration Statement on Form N-1A as the time of day at
                                which net asset value is calculated.

WELLS CORE....................  Wells Fargo Core Trust, a Delaware business trust.

    2.  REGULATORY FILINGS AND SHAREHOLDER ACTION.

    (a) Funds Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. Funds Trust also shall make any appropriate filings including, without limitation, filings: (i) with state or foreign securities regulatory authorities or (ii) under the HSR Act.

    (b) Stagecoach shall promptly prepare and file the Schedule 14A Proxy Statement with the SEC. Stagecoach also shall make any appropriate filings, including, without limitation, filings under the HSR Act.

    (c) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

    (d) As soon as practicable after the effective dates of the N-14 Registration Statement and Schedule 14A Proxy Statement, Stagecoach shall hold Target Fund shareholder meetings to consider and approve this Plan, the Reorganizations and such other matters as the Board of Trustees of Stagecoach may determine.

    3. TRANSFER OF TARGET ASSETS. Stagecoach and Funds Trust shall take the following steps with respect to each Reorganization:

    (a) On or prior to the Closing Date, Stagecoach shall endeavor to pay or make reasonable provision to pay out of the Target's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target that are Known to Stagecoach and that are due and payable as of the Closing Date.

    (b) At the Effective Time, Stagecoach shall assign, transfer, deliver and convey all of the Target's Assets to the Acquiring Fund, subject to all of the Target's Liabilities. Funds Trust shall then accept the Target's Assets and assume the Target's Liabilities such that at and after the Effective Time (i) all of the Target's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

    (c) Within a reasonable time prior to the Closing Date, Stagecoach shall provide the Target's Assets List to Funds Trust. The parties agree that the Target Fund or any Portfolio in which the Target Fund invests may sell any asset on the Assets List prior to the Target's Effective Time. After Stagecoach provides the Assets List, the Target Fund will not, and Stagecoach will request Core Trust or Schroder Core, as appropriate, to ensure that any Portfolio or Portfolios in which the Target Fund invests do not, acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on the Assets List, without the prior written approval of Funds Trust. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, Funds Trust will advise Stagecoach in writing of any investments shown on the Assets List that Funds Trust has determined to be inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. Stagecoach will dispose of, or, if necessary, will request Core Trust or Schroder Core, as appropriate, to dispose of, any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's or any Portfolio's investment objectives, policies and restrictions. In addition, if Funds Trust determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, Funds Trust will advise Stagecoach in writing of any such limitation and Stagecoach shall dispose of, or request Core Trust or Schroder Core to dispose of, a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's or any Portfolio's investment objectives, policies and restrictions.

    (d) Stagecoach shall assign, transfer, deliver and convey the Target's Assets to the Acquiring Fund at the Reorganization's Effective Time on the following basis:

        (1) In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of the Corresponding Target Class.

        (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Funds Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

        (3) Stagecoach shall transfer the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. Stagecoach shall transfer all cash in the form of immediately available funds payable to the order of the Funds Trust's custodian for the account of the Acquiring Fund. Stagecoach shall transfer any Assets that were not transferred to Funds Trust's custodian at the Effective Time to Funds Trust's custodian at the earliest practicable date thereafter.

    4. DISSOLUTION AND LIQUIDATION OF TARGET FUNDS, REGISTRATION OF SHARES AND ACCESS TO RECORDS. Stagecoach and Funds Trust also shall take the following steps for each Reorganization:

    (a) At or as soon as reasonably practical after the Effective Time, Stagecoach shall dissolve and liquidate the Target by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Stagecoach declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Stagecoach shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust shall issue certificates representing the Acquiring Fund shares in accordance with the then current Acquiring Fund prospectuses; PROVIDED, HOWEVER, that Funds Trust shall not issue certificates representing Acquiring Fund shares to replace certificates representing Target Fund shares unless the Target Fund share certificates are first surrendered to Funds Trust. If all classes of a Target Fund have been liquidated at the Reorganization's Effective Time, Stagecoach shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to terminate the Target Fund as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations. The winding-up of the affairs of the Target Fund shall not cause the affairs of any other Target Fund to wind-up.

    (b) If a former Target shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Funds Trust the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

    (c) At and after the Closing Date, Stagecoach shall provide Funds Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Stagecoach shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Target as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

    5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF STAGECOACH. Stagecoach, on behalf of itself and, as appropriate, the Target Funds, represents and warrants to, and agrees with, Funds Trust as follows:

    (a) Stagecoach is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. The Board of Directors of Stagecoach duly established and designated each Target Fund as a series of Stagecoach and each class of a Target Fund as a class of the Target Fund. Stagecoach is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

    (b) Stagecoach has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

    (c) The Board of Directors of Stagecoach has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Stagecoach have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate Stagecoach's Amended and Restated Articles of Incorporation or By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, Stagecoach does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

    (d) Each Target Fund has qualified as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

    (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meetings for the Active Reorganizations and at the Effective Time of each Active Reorganization, insofar as they relate to Stagecoach, the Target and any Portfolio or Portfolios in which the Target Fund invests: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) The materials included within the Schedule 14A Proxy Statement when filed with the SEC, when distributed to shareholders and at the time of the Target shareholder meetings for the Shell Reorganizations, insofar as they relate to Stagecoach, the Target and any Portfolio or Portfolios in which the Target Fund invests: (i) shall comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (g) Stagecoach has duly authorized and validly issued all of the issued and outstanding shares of each Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there any securities convertible into Target Fund shares.

    (h) Stagecoach shall operate the business of each Target Fund in the ordinary course between the date hereof and the Fund's Effective Time or Effective Times, it being agreed that such ordinary course of business will include the transactions described in Subsection 4(c) and the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Fund's Reorganization or Reorganizations.

    (i) At a Target's Effective Time, the relevant Target Fund will have good and marketable title to the Target's Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

    (j) The Target Financial Statements, copies of which have been previously delivered to Funds Trust, fairly present the financial positions of each Target Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

    (k) To the Knowledge of Stagecoach, no Target Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements, Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements and Liabilities set forth on Schedule C.

    (l) Other than the claims, actions, suits, investigations or proceedings set forth on Schedule D, Stagecoach does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Stagecoach or any Target Fund or its Assets or businesses. Stagecoach does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Stagecoach or any Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Other than the orders, decrees or judgments set forth on Schedule D, neither Stagecoach nor any Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

   (m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Stagecoach is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Target Fund.

    (n) Stagecoach has filed the federal income tax returns of each Target Fund, copies of which have been previously delivered to Funds Trust, for all taxable years to and including the Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns. Stagecoach will file the federal income tax returns of each Target Fund for its next taxable year on or before their due date, as the same may be properly extended.

    (o) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of any Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

    6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FUNDS TRUST. Funds Trust, on behalf of itself and, as appropriate, the Acquiring Funds, represents and warrants to, and agrees with Stagecoach as follows:

    (a) Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Funds Trust duly established and designated each Acquiring Fund as a series of Funds Trust and each Acquiring Class as a class of the Acquiring Fund. As of the Closing Date, Funds Trust will be registered with the SEC as an open-end management investment company under the 1940 Act.

    (b) Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

    (c) The Board of Trustees of Funds Trust has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust or any Material Agreement. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

    (d) Each Acquiring Fund shall qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of its current taxable year.

    (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meetings for the Active Reorganizations and at the Effective Time of each Active Reorganization, insofar as it relates to Norwest Advantage Funds or any series of Norwest Advantage Funds, Funds Trust, the Acquiring Funds, any Portfolios in which the Acquiring Funds will invest or the Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) The Schedule 14A Proxy Statement, when filed with the SEC, when distributed to shareholders and at the time of the Target shareholder meetings for the Shell Reorganizations, insofar as it relates to Norwest Advantage Funds or any series of Norwest Advantage Funds, Funds Trust, the Acquiring Funds, any Portfolios in which the Acquiring Funds will invest or the Acquiring Classes:
(i) shall comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (g) There shall be no issued and outstanding shares of any Acquiring Fund
prior to the Fund's Closing Date other than those issued to                 in
order to commence the operations of Funds Trust. Funds Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to each Corresponding Target as of the Target's Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

    (h) Funds Trust has not commenced the operations of any Acquiring Fund. Funds Trust shall not commence the operations of any Acquiring Fund prior to the Fund's Effective Time.

    (i) No Acquiring Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities set forth on Schedule C.

    (j) Funds Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Acquiring Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Acquiring Fund. Neither Funds Trust nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated herein.

    (k) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Funds Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Acquiring Fund.

    (l) Funds Trust shall file the federal income tax returns of each Acquiring Fund for the Fund's current taxable year on or before their due date, as the same may be properly extended.

   (m) Since March 10, 1999, there has been no material adverse change in the financial condition, business, properties or Assets of any Acquiring Fund.

    7. CONDITIONS TO STAGECOACH OBLIGATIONS. The obligations of Stagecoach with respect to each Reorganization shall be subject to the following conditions precedent:

    (a) The Target's shareholders shall have approved the Reorganization in the manner required by the Amended and Restated Trust Instrument of Stagecoach and applicable law. If Target shareholders fail to approve the Reorganization, that failure shall release Stagecoach of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

    (b) All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

    (c) Funds Trust shall have delivered to Stagecoach a certificate dated as of the Closing Date and executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Stagecoach, stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time and that it has approved the Target's Assets as being consistent with its investment objectives, policies and restrictions and that the Target's Assets may otherwise be lawfully acquired by the Acquiring Fund.

    (d) Stagecoach shall have received an opinion of Morrison & Foerster LLP, as counsel to Funds Trust, in form and substance reasonably satisfactory to Stagecoach and dated as of the Closing Date, substantially to the effect that:

        (1) Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

        (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Funds Trust;

        (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Funds Trust or any Material Agreement to which Funds Trust is a party or by which it is bound; and

        (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Funds Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Funds Trust.

    (e) Stagecoach shall have received an opinion of Richards, Layton & Finger, as special counsel to Funds Trust, in form and substance reasonably satisfactory to Stagecoach and dated as of the Closing Date, substantially to the effect that this Plan has been duly authorized, executed and delivered by Funds Trust, and, assuming due authorization, execution and delivery of this Plan by Stagecoach on behalf of the Target, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable federal and state law, and (iii) rely on certificates of officers or trustees of Funds Trust.

    (f) Stagecoach shall have received an opinion of KPMG LLP addressed to Stagecoach and Funds Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(g) or 8(h), as applicable.

    (g) Stagecoach shall have received (i) a memorandum addressed to Stagecoach and Funds Trust, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant jurisdiction's securities laws in connection with Funds Trust's issuance of Acquiring Fund shares, and (ii) assurance reasonably satisfactory to it that all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

    (h) The N-14 Registration Statement shall have become effective under the 1933 Act or the Schedule 14A Proxy Statement shall have become effective for purposes of the 1940 Act, as appropriate, as to the Acquiring Fund's shares and, if the Reorganization is an Active Reorganization, the SEC shall not have instituted or, to the Knowledge of Funds Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

    (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

    (j) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

    (k) Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

    (l) Stagecoach shall have received from Funds Trust a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target in the form set forth on Schedule F.

   (m) If the Reorganization is an Active Reorganization, Stagecoach shall have received a letter dated as of the Closing Date from KPMG LLP addressed to Stagecoach and Funds Trust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Stagecoach and Funds Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

        (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

        (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Stagecoach or Funds Trust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

        (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Stagecoach or Funds Trust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

    (n) If the Reorganization is a Shell Reorganization, Stagecoach shall have received a letter dated as of the Closing Date from KPMG LLP addressed to Stagecoach and Funds Trust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Stagecoach and Funds Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

        (1) the data used in the calculation of any expense ratios of the Target Fund and the Acquiring Fund appearing in the Schedule 14A Proxy Statement agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Stagecoach or Funds Trust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

        (2) the information relating to the Acquiring Fund and the Target Fund appearing in the Schedule 14A Proxy Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Stagecoach or Funds Trust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

    (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

    (p) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

    (q) Stagecoach shall have received such assurances as it deems appropriate from Wells Fargo Bank, N.A. regarding payment of the expenses incurred in connection with the Reorganizations.

    8. CONDITIONS TO FUNDS TRUST OBLIGATIONS. The obligations of Funds Trust with respect to each Reorganization shall be subject to the following conditions precedent:

    (a) The Target's shareholders shall have approved the Reorganization in the manner required by the Amended and Restated Trust Instrument of Stagecoach and applicable law. If Target shareholders fail to approve the Reorganization, that failure shall release Funds Trust of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

    (b) Stagecoach shall have obtained and delivered to Funds Trust a statement of Assets and Liabilities of the Target Fund and of any Portfolio in which the Target Fund invests, showing the tax costs of such Assets by lot and the holding periods of such Assets, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of Stagecoach, Core Trust or Schroder Core, as applicable, as having been prepared in accordance with generally accepted accounting principles consistently applied. The statement of Assets and Liabilities shall indicate which Assets, if any, are or, after the Reorganization, will be subject to any restrictions, legal or contractual, on disposition and which Assets, if any, are not readily marketable. The statement of assets and liabilities also shall indicate which portion of the Assets and Liabilities of the Target Fund are attributable to the Target, if the Reorganization is a Class Reorganization.

    (c) Stagecoach shall have duly executed and delivered the Target's Transfer Documents to Funds Trust.

    (d) All representations and warranties of Stagecoach made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

    (e) Stagecoach shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Funds Trust, stating that the representations and warranties of Stagecoach in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

    (f) Funds Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to Stagecoach, in form and substance reasonably satisfactory to Funds Trust and dated as of the Closing Date, substantially to the effect that:

        (1) Stagecoach is a business trust duly created, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

        (2) this Plan and the Target's Transfer Documents have been duly authorized, executed and delivered by Stagecoach and, assuming due authorization, execution and delivery of this Plan by Funds Trust on behalf of the Acquiring Fund, represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

        (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Amended and Restated Articles of Incorporation or By-Laws of Stagecoach or any Material Agreement to which Stagecoach is a party or by which it is bound;

        (4) the only Target shareholder approval required with respect to the Reorganization is the approval of the Reorganization by the shareholders of the Target; and

        (5) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Stagecoach of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Stagecoach.

    (g) Unless the Reorganization is a Class Reorganization, Funds Trust shall have received an opinion of KPMG LLP addressed to Stagecoach and Funds Trust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Stagecoach and Funds Trust, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

        (1) the transfer to the Acquiring Fund by the Target Fund of all of its Assets in exchange for shares of the Acquiring Fund, and the distribution of the shares to the shareholders of the Target Fund, as provided in this Plan, will constitute a reorganization within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Target Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to this Plan;

        (2) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, the Target Fund will recognize no gain or loss as a result of such transactions;

        (3) in accordance with Section 1032(a) of the Code, the Acquiring Fund will recognize no gain or loss as a result of such transactions;

        (4) in accordance with Section 354(a)(1) of the Code, the shareholders of the Target Fund will recognize no gain or loss on the distribution to them by the Target Fund of shares of the Acquiring Fund in exchange for their shares of the Target Fund;

        (5) in accordance with Section 358(a)(1) of the Code, the basis of the Acquiring Fund shares received by each shareholder of the Target Fund will be the same as the basis of the shareholder's Target Fund shares immediately prior to the transactions;

        (6) in accordance with Section 362(b) of the Code, the basis of the Assets received by the Acquiring Fund will be the same as the basis of such Assets in the hands of the Target Fund immediately prior to the transactions;

        (7) in accordance with Section 1223(l) of the Code, a shareholder's holding period for the Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Target Fund exchanged therefor, provided that the shareholder held such shares of the Target Fund as a capital asset at the Effective Time;

        (8) in accordance with Section 1223(2) of the Code, the holding period of the Acquiring Fund with respect to the Assets will include the period for which such Assets were held by the Target Fund; and

        (9) in accordance with Section 381(a) of the Code, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund, but the use by the Acquiring Fund of any such capital loss carryovers may be subject to limitation under Section 383 of the Code.

    (h) If the Reorganization is a Class Reorganization, Funds Trust shall have received an opinion of KPMG LLP addressed to Stagecoach and Funds Trust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Stagecoach and Funds Trust, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

        (1) the Class Reorganization will not constitute a reorganization within the meaning of Section 368(a) of the Code;

        (2) in accordance with Section 1032(a) of the Code, the Acquiring Fund will recognize no gain or loss as a result of the Class Reorganization;

        (3) the basis of the Acquiring Fund shares received by each shareholder of the Target Fund will be the fair market value of those shares as of the Valuation Time;

        (4) the basis of the Assets received by the Acquiring Fund will be their fair market value as of the Valuation Time;

        (5) a shareholder's holding period for the Acquiring Fund shares received in the Class Reorganization will begin on the day following the Effective Time; and

        (6) the holding period of the Acquiring Fund with respect to the Assets received in the Class Reorganization will begin on the day following the Effective Time.

    (i) The Target's Assets shall include only Assets that Funds Trust has determined to be in accordance with the Acquiring Fund's investment objective, policies and restrictions and shall include no Assets which the Acquiring Fund may not otherwise lawfully acquire. If the Assets include Assets that Funds Trust determines not to be in accordance with the Acquiring Fund's investment objective, policies and restrictions or to be Assets which the Acquiring Fund may not otherwise lawfully acquire, that failure shall release Funds Trust of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

    (j) The N-14 Registration Statement shall have become effective under the 1933 Act or the Schedule 14A Proxy Statement shall have become effective for purposes of the 1940 Act, as applicable, as to the Acquiring Fund's shares and, if the Reorganization is an Active Reorganization, no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Funds Trust, contemplated by the SEC.

    (k) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

    (l) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

   (m) Stagecoach shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

    (n) Funds Trust shall have received a letter from KPMG LLP addressed to Stagecoach and Funds Trust as described in Subsection 7(m) or 7(n), as appropriate.

    (o) If the Reorganization is an Active Reorganization, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target shareholders substantially all investment company taxable income of or attributable to the Target earned prior to the Closing Date and substantially all of its net capital gain of or attributable to the Target realized prior to such date.

    (p) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

    (q) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

    (r) Funds Trust shall have received such assurances as it deems appropriate from Wells Fargo Bank, N.A. regarding payment of the expenses incurred in connection with the Reorganizations.

     9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

    10. TERMINATION OF PLAN. A majority of a party's Board of Directors/Trustees may terminate this Plan with respect to any Acquiring Fund or Target, as appropriate, at any time before the applicable Effective Time if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target.

    11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to other conflicts of law.

    12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

    13. AMENDMENTS. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to any Reorganization at any time before or after the Target's shareholders approve the Reorganization. However, after a Target's shareholders approve a Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to that Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time of a Reorganization by mutual agreement.

    14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

    15. INDEMNIFICATION OF DIRECTORS. Funds Trust agrees that it will assume all liabilities and obligations of Stagecoach relating to any obligation of Stagecoach to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Stagecoach's Amended and Restated Trust Instrument, as in effect as of the date of this Plan. Funds Trust also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Stagecoach Amended and Restated Trust Instrument as in effect as of the date of this Plan shall survive the Reorganizations and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Funds Trust, its successors and assigns.

    16. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganizations as the other shall deem necessary, advisable or appropriate.

    17. UPDATING OF N-14 REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. If at any time prior to the Target Fund shareholder meetings referred to in Section 2, in the case of Shell Reorganizations, or the Effective Time of a Reorganization, in the case of an Active Reorganization, a party becomes aware of any material information that is not reflected in the Schedule 14A Proxy Statement or the N-14 Registration Statement, as appropriate, the party discovering the information shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

    18. LIMITATION ON LIABILITIES. The obligations of Stagecoach, Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Stagecoach or Funds Trust personally, but shall bind only the Assets and property of the Acquiring Funds and Target Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

    19. TERMINATION OF STAGECOACH. If the parties complete every Reorganization, Stagecoach shall terminate its registration under the 1940 Act and dissolve.

    20. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

        For Stagecoach:

           Elizabeth A. Gottfried
           Wells Fargo Bank, N.A.
           525 Market Street
           San Francisco, CA 94163

        With copies to:

           Robert M. Kurucza
           Marco E. Adelfio
           Morrison & Foerster LLP
           2000 Pennsylvania Avenue, N.W.
           Suite 5500
           Washington, D.C. 20006

        For Funds Trust:

           Richard H. Blank, Jr.
           Wells Fargo Funds Trust
           111 Center Street
           Little Rock, AR 72201

        With copies to:

           Robert M. Kurucza
           Marco E. Adelfio
           Morrison & Foerster LLP
           2000 Pennsylvania Avenue, N.W., Suite 5500
           Washington, D.C. 20006

    21. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without written consent of the other party.

    IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

                                            WELLS FARGO FUNDS TRUST

ATTEST:

                                                              By:
-----------------------------------------
Name:
Title:

                                                              STAGECOACH
                                                              FUNDS,
                                                              INC.

ATTEST:

                                                              By:
-----------------------------------------
Name:
Title:

ATTEST:

-----------------------------------------                     -----------------------------------------

Name:                                                         Name: Richard H. Blank, Jr.

Title:                                                        Title:  SECRETARY

ATTEST:

-----------------------------------------                     -----------------------------------------

Name:                                                         Name: Richard H. Blank, Jr.

Title:                                                        Title:  SECRETARY


                                   SCHEDULE A

    I.  CORRESPONDING CLASSES TABLE:

                        CORRESPONDING TARGET                              ACQUIRING FUND
                               CLASSES                                        CLASSES
                     ---------------------------                       ---------------------

Asset Allocation Fund                             Asset Allocation Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                                                                             I Shares

Balanced Fund                                     Asset Allocation Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares*                                      C Shares
                                                                             I Shares

Diversified Equity Income Fund                    Income Equity Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                                                                             C Shares
                                                                             I Shares

Equity Index Fund                                 Equity Index Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              O Shares                                       O Shares

Equity Value Fund                                 Equity Value Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

Growth Fund                                       Growth Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

International Equity Fund                         International Equity Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                                                                             I Shares

Index Allocation Fund                             Index Allocation Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares

Small Cap Fund                                    Small Cap Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

--------------------------

*   I shares are Institutional Class shares.

                                 CORRESPONDING TARGET                                       ACQUIRING FUND
                                        CLASSES                                                 CLASSES
                              ---------------------------                                ---------------------
Strategic Growth Fund                                      Small Cap Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
                                                                                               I Shares
Corporate Bond Fund                                        Corporate Bond Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
Short-Intermediate U.S. Government Income Fund             Limited Term Government Income Value Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       I Shares                                                I Shares
Strategic Income Fund                                      Strategic Income Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
U.S. Government Allocation Fund                            Intermediate Government Income Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
                                       I Shares                                                I Shares
U.S. Government Income Fund                                Intermediate Government Income Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
                                       I Shares                                                I Shares
Variable Rate Government Fund                              Variable Rate Government Fund
                                       A Shares                                                A Shares
Arizona Tax-Free Fund                                      Arizona Tax-Free Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       I Shares                                                I Shares
California Tax-Free Bond Fund                              California Tax-Free Bond Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
                                       I Shares                                                I Shares
California Tax-Free Income Fund                            California Tax-Free Income Fund
                                       A Shares                                                A Shares
                                       I Shares                                                I Shares
Oregon Tax-Free Fund                                       Oregon Tax-Free Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       I Shares                                                I Shares
National Tax-Free Fund                                     National Tax-Free Fund
                                       A Shares                                                A Shares
                                       B Shares                                                B Shares
                                       C Shares                                                C Shares
                                       I Shares                                                I Shares
California Tax-Free Money Market Fund                      California Tax-Free Money Market Fund
                                       A Shares                                                A Shares
                                                                                            Service Shares

                                  CORRESPONDING TARGET
                                         CLASSES                                            ACQUIRING FUND CLASSES
                               ---------------------------                                 ------------------------
California Tax-Free Money Market Trust                      California Tax-Free Money Market Trust
                                        A Shares                                                   A Shares

Prime Money Market Fund                                     Cash Investment Money Market Fund
                                  Administrative Shares                                     Administrative Shares
                                     Service Shares                                             Service Shares
                                        I Shares                                                   I Shares

Prime Money Market Fund                                     Money Market Fund
                                        A Shares                                                   A Shares

Money Market Fund                                           Money Market Fund
                                        A Shares                                                   A Shares
                                        S Shares                                                   B Shares

Money Market Trust                                          Money Market Trust
                                        A Shares                                                   A Shares

National Tax-Free Money Market Fund                         National Tax-Free Money Market Fund
                                        A Shares                                                   A Shares

National Tax-Free Money Market Fund                         National Tax-Free Institutional Money Market Fund
                                        I Shares                                                   I Shares

National Tax-Free Money Market Trust                        National Tax-Free Money Market Trust
                                         Shares                                                     Shares

Overland Express Sweep Fund                                 Overland Express Sweep Fund
                                         Shares                                                     Shares

Treasury Plus Money Market Fund                             Treasury Plus Money Market Fund
                                        A Shares                                                   A Shares
                                        E Shares                                                   A Shares

Treasury Plus Money Market Fund                             Treasury Plus Institutional Money Market Fund
                                  Administrative Shares                                         Service Shares
                                     Service Shares                                             Service Shares
                                        I Shares                                                   I Shares

Government Money Market Fund                                Government Money Market Fund
                                        A Shares                                                   A Shares

    II.  ACTIVE REORGANIZATION TABLE:

                  CORRESPONDING TARGETS                                         ACQUIRING FUNDS
---------------------------------------------------------  ---------------------------------------------------------
                  Asset Allocation Fund                                      Asset Allocation Fund
                      Balanced Fund                                          Asset Allocation Fund
                       Growth Fund                                            Income Equity Fund
             Diversified Equity Income Fund                                   Income Equity Fund
                     Small Cap Fund                                             Small Cap Fund
                  Strategic Growth Fund                                         Small Cap Fund
     Short-Intermediate U.S. Government Income Fund                   Limited Term Government Income Fund
             U.S. Government Allocation Fund                          Intermediate Government Income Fund
               U.S. Government Income Fund                            Intermediate Government Income Fund
                 National Tax-Free Fund                                      Tax-Free Income Fund
          Prime Money Market Fund (Ad, Svc, I)                    Cash Investment Money Market Fund (Svc, I)
               Prime Money Market Fund (A)                                   Money Market Fund (A)
                Money Market Fund (A, S)                                   Money Market Fund (A, B)
         National Tax-Free Money Market Fund (A)                    National Tax-Free Money Market Fund (A)
         National Tax-Free Money Market Fund (I)             National Tax-Free Institutional Money Market Fund (I)
      Treasury Plus Money Market Fund (Ad, Svc, I)          Treasury Plus Institutional Money Market Fund (Svc, I)
              Government Money Market Fund                               Government Money Market Fund

    III.  SHELL REORGANIZATION TABLE:

                     TARGET FUNDS                                          ACQUIRING FUNDS
------------------------------------------------------  ------------------------------------------------------
                  Equity Index Fund                                       Equity Index Fund
                  Equity Value Fund                                       Equity Value Fund
              International Equity Fund                               International Equity Fund
                Index Allocation Fund                                   Index Allocation Fund
                 Corporate Bond Fund                                     Corporate Bond Fund
                Strategic Income Fund                                      Income Plus Fund
            Variable Rate Government Fund                           Variable Rate Government Fund
                Arizona Tax-Free Fund                                   Arizona Tax-Free Fund
            California Tax-Free Bond Fund                           California Tax-Free Bond Fund
           California Tax-Free Income Fund                         California Tax-Free Income Fund
                 Oregon Tax-Free Fund                                    Oregon Tax-Free Fund
        California Tax-Free Money Market Fund                   California Tax-Free Money Market Fund
        California Tax-Free Money Market Trust                  California Tax-Free Money Market Trust
                  Money Market Trust                                      Money Market Trust
         National Tax-Free Money Market Trust                    National Tax-Free Money Market Trust
             Overland Express Sweep Fund                             Overland Express Sweep Fund
        Treasury Plus Money Market Fund (A, E)                   Treasury Plus Money Market Fund (A)

    IV.  CLASS REORGANIZATION TABLE:

              CORRESPONDING TARGET FUNDS                                  ACQUIRING CLASSES
------------------------------------------------------  ------------------------------------------------------
       Prime Money Market Fund (Administrative)                   Prime Money Market Fund (Service)
             Prime Money Market Fund (A)                                Money Market Fund (A)
                Money Market Fund (S)                                   Money Market Fund (B)
   Treasury Plus Money Market Fund (Administrative)         Treasury Plus Institutional Money Market Fund
                                                                              (Service)

                                   SCHEDULE B
                              MATERIAL AGREEMENTS

    The following agreements shall be Material Agreements for Stagecoach:

    Investment Advisory Agreement between Wells Fargo Bank, N.A. ("WELLS FARGO") and Stagecoach dated July 28, 1998.

    Investment Subadvisory Agreement between Wells Fargo and Wells Capital Management, Inc. dated May 1, 1998.

    Investment Subadvisory Agreement between Wells Fargo and Barclays Global Fund Advisors dated April 28, 1996.

    Distribution Agreement between Stephens Inc. and Stagecoach dated December
15, 1994, as amended February   , 1999.

    Custody Agreements between Wells Fargo and Stagecoach dated August 1, 1993, as amended July 28, 1998.

    Agency Agreement between Wells Fargo and Stagecoach dated August 1, 1993.

    Administration Agreement between Wells Fargo and Stagecoach dated March 25, 1999.

    Fund Accounting Agreement between Wells Fargo and Stagecoach on behalf of the Equity Index, Asset Allocation, Index Allocation, International Equity and U.S. Government Allocation Funds dated June 1, 1997, as amended July 28, 1998.

    Distribution Plan of Stagecoach (permitting reimbursement only) dated July 28, 1998.

    Distribution Plan of Stagecoach (permitting compensation and reimbursement) dated July 28, 1998.

    Distribution Plan (defensive) of Stagecoach dated July 28, 1998.

    Multiclass (Rule 18f-3) Plan of Stagecoach dated May 1, 1995, as amended July 28, 1998.

    Shareholder Servicing Plan (and Form of Shareholder Servicing Agreement) for Stagecoach dated April 30, 1998.

    The following agreements shall be Material Agreements for Funds Trust:

    [Agreements to be inserted]

                                   SCHEDULE C

Liabilities of Stagecoach:

Liabilities of Target Funds:

Liabilities of Funds Trust:

Liabilities of Acquiring Funds:

                                   SCHEDULE D

I. Claims, actions, suits, investigations or proceedings pending or threatened against Stagecoach or any Target Fund or its Assets or businesses:

    [VARIABLE RATE GOVERNMENT FUND OPT-OUTS CLAIM?]

II. Orders, decrees or judgments to which Stagecoach or a Target Fund is a party that adversely affect, or are reasonably likely to adversely affect, Stagecoach's or the Target Fund's financial condition, results of operations, business, properties or Assets or ability to consummate the transactions contemplated by the Plan:

    NONE.

                                   SCHEDULE E
                    FORM OF LIABILITY ASSUMPTION INSTRUMENT
                      ACKNOWLEDGEMENT OF RECEIPT OF ASSETS
                   AND STATEMENT OF ASSUMPTION OF LIABILITIES

    For purposes of this document, the terms "ASSETS" and "LIABILITIES" shall have the meanings given them in the Agreement and Plan of Reorganization dated March 25, 1999 by and between Wells Fargo Funds Trust ("FUNDS TRUST"), for itself and on behalf of certain of its series, and Stagecoach Funds, Inc. ("STAGECOACH"), for itself and on behalf of certain of its series.

    Funds Trust, on behalf of                         (the "FUND"), acknowledges
receipt, as of               [p.m.], Eastern time, on September   , 1999 (the
"EFFECTIVE TIME"), of the Assets [of][attributable to]
                        (the "TARGET"). In addition, Funds Trust, on behalf of the Portfolio, assumes, as of the Effective Time, all the Liabilities of the Target at the Effective Time.

                                          WELLS FARGO FUNDS TRUST

                                          By:
                                          --------------------------------------
                                          Name:
                                          Title:

                            NORWEST ADVANTAGE FUNDS
                                    FORM OF
                                 AGREEMENT AND
                                    PLAN OF
                                 REORGANIZATION

                                 MARCH 25, 1999

This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this 25th day of March, 1999, by and between Wells Fargo Funds Trust ("NEWTRUST"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "ACQUIRING FUND") and Norwest Advantage Funds ("NORWEST TRUST"), a Delaware business trust, for itself and on behalf of its series listed in the Target Funds column below (each a "TARGET FUND").

                    ACQUIRING FUNDS                                             TARGET FUNDS
--------------------------------------------------------  --------------------------------------------------------
                Diversified Equity Fund                                   Diversified Equity Fund
                Disciplined Growth Fund                               Performa Disciplined Growth Fund
               Diversified Small Cap Fund                                Diversified Small Cap Fund
                   Growth Equity Fund                                        Growth Equity Fund
                      Growth Fund                                          Valugrowth Stock Fund
                     Small Cap Fund                                       Small Company Stock Fund
                   Income Equity Fund                                        Income Equity Fund
                       Index Fund                                                Index Fund
                   International Fund                                        International Fund
               Large Company Growth Fund                                 Large Company Growth Fund
              Small Cap Opportunities Fund                              Small Cap Opportunities Fund
                  Small Cap Value Fund                                 Performa Small Cap Value Fund
               Small Company Growth Fund                                 Small Company Growth Fund
           Wealthbuilder II Growth Portfolio                         Wealthbuilder II Growth Portfolio
      Wealthbuilder II Growth and Income Portfolio              Wealthbuilder II Growth and Income Portfolio
            Aggressive Balanced-Equity Fund                           Aggressive Balanced-Equity Fund
                  Growth Balanced Fund                                      Growth Balanced Fund
                 Moderate Balanced Fund                                    Moderate Balanced Fund
       Wealthbuilder II Growth Balanced Portfolio                Wealthbuilder II Growth Balanced Portfolio
                 Diversified Bond Fund                                     Diversified Bond Fund
          Limited-Term Government Income Fund                       Limited-Term Government Income Fund
          Intermediate Government Income Fund                       Intermediate Government Income Fund
                   Stable Income Fund                                        Stable Income Fund
                    Income Plus Fund                                       Strategic Income Fund
                      Income Fund                                               Income Fund
                      Income Fund                                    Performa Strategic Value Bond Fund
                      Income Fund                                          Total Return Bond Fund
                  Tax-Free Income Fund                                      Tax-Free Income Fund
                 Colorado Tax-Free Fund                                    Colorado Tax-Free Fund
               Limited Term Tax-Free Fund                                Limited Term Tax-Free Fund
          Minnesota Intermediate Tax-Free Fund                      Minnesota Intermediate Tax-Free Fund
                Minnesota Tax-Free Fund                                   Minnesota Tax-Free Fund
                   Money Market Fund                         Investor Shares and Exchange Shares of Ready Cash
                                                                              Investment Fund
           Prime Investment Money Market Fund               Public Entities Shares of Ready Cash Investment Fund
     National Tax-Free Money Market Fund (Class A)             Investor Shares of Municipal Money Market Fund
   National Tax-Free Institutional Money Market Fund        Institutional Shares of Municipal Money Market Fund
            Treasury Plus Money Market Fund                                  Treasury Plus Fund
            100% Treasury Money Market Fund                                    Treasury Fund
              Government Money Market Fund                                  U.S. Government Fund
           Cash Investment Money Market Fund                                Cash Investment Fund

    WHEREAS, Newtrust and Norwest Trust are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 ACT");

    WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund or, as appropriate, attributable to the class or classes of shares of the Target Fund listed opposite the Acquiring Fund ("CORRESPONDING TARGET") in exchange for shares of equal value of the

Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Target in connection with the dissolution and liquidation of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "REORGANIZATION"); and

    WHEREAS, the parties intend that each Reorganization except the Class Reorganizations (as defined below) qualify as a "REORGANIZATION,"within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "CODE"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

    NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

    1.  DEFINITIONS.

The following terms shall have the following meanings:

1933 ACT......................  The Securities Act of 1933, as amended.

1934 ACT......................  The Securities Exchange Act of 1934, as amended.

ACTIVE REORGANIZATION.........  Each Reorganization set forth in the Active Reorganization
                                Table on Schedule A.

ACQUIRING CLASS...............  The class of an Acquiring Fund's shares that Newtrust will issue to the shareholders of the Corresponding Target Class as set forth in the Corresponding Classes Table in Schedule
                                A.

ASSETS........................  All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a
                                Target, whether or not determinable at the Target's
                                Effective Time and wherever located. Assets include all
                                cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or
                                conditional or unmatured), contract rights and receivables
                                (including dividend and interest receivables) owned by or
                                attributable to the Target and any deferred or prepaid
                                expense shown as an asset on the Target Fund's books and, in the case of a Target that is part of a Class Reorganization, attributable to the appropriate class or classes of Target
                                Fund shares.

ASSETS LIST...................  A list of securities and other Assets and Known Liabilities of or attributable to a Target and, if the Target invests in one or more Portfolios, lists of the securities and other
                                Assets and Known Liabilities of those Portfolios, each as of the date provided to Newtrust.

CLASS REORGANIZATION..........  Each Reorganization set forth in the Class Reorganization
                                Table on Schedule A.

CLOSING DATE..................  [September 18, 1999 for each Active Reorganization and the
                                Reorganization of Public Entities Shares of Ready Cash
                                Investment Fund and Prime Investment Money Market Fund and
                                September 19, 1999 for each Shell Reorganization other than the Reorganization of Public Entities Shares of Ready Cash
                                Investment Fund and Prime Investment Money Market Fund], or
                                such other date as the parties may agree to in writing with respect to a Reorganization.

CORRESPONDING TARGET CLASS....  The Target share class set forth opposite an Acquiring Class in the Corresponding Classes Table on Schedule A.

CORE TRUST....................  Core Trust (Delaware), a Delaware business trust.

EFFECTIVE TIME................  The business day following the Closing Date of a
                                Reorganization, or such other date as the parties may agree to in writing.

FUND..........................  An Acquiring Fund or a Target Fund.

HSR ACT.......................  The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as
                                amended.

KNOW, KNOWN OR KNOWLEDGE......  Known after reasonable inquiry.

LIABILITIES...................  All liabilities of or attributable to a Target existing at
                                Target's Effective Time , whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or
                                unmatured.

N-14 REGISTRATION STATEMENT...  The Registration Statement of Newtrust on Form N-14 under the 1940 Act that will register the shares of the Acquiring
                                Funds to be issued in the Active Reorganizations and will
                                include the proxy materials necessary for the shareholders of the Corresponding Targets to approve the Active
                                Reorganizations.

MATERIAL AGREEMENTS...........  The agreements set forth in Schedule B.

PORTFOLIO.....................  A series of Core Trust, Schroder Core or Wells Core.

SCHEDULE 14A PROXY              The proxy materials of Norwest Trust on Schedule 14A under
 STATEMENT....................  the 1934 Act that will seek approval of the Shell
                                Reorganizations by shareholders of the appropriate Target
                                Funds.

SCHEDULE A....................  Schedule A to this Plan.

SCHEDULE B....................  Schedule B to this Plan.

SCHEDULE C....................  Schedule C to this Plan.

SCHEDULE D....................  Schedule D to this Plan.

SCHEDULE E....................  Schedule E to this Plan.

SCHEDULE F....................  Schedule F to this Plan.

SCHRODER CORE.................  Schroder Capital Funds, a Delaware business trust.

SHELL REORGANIZATION..........  Each Reorganization set forth in the Shell Reorganization
                                Table on Schedule A.

TARGET........................  The Target Fund or the class or classes of the Target Fund whose Assets and Liabilities an Acquiring Fund will acquire.

TARGET FINANCIAL STATEMENTS...  The audited financial statements of each Target Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Target Fund for its most recently completed semi-annual period.

TRANSFER DOCUMENTS............  Such bills of sale, assignments, certificates and other instruments of transfer as Newtrust deems desirable to
                                transfer to an Acquiring Fund all right and title to and
                                interest in the Corresponding Target's Assets.

VALUATION TIME................  The time on a Reorganization's Closing Date, or such other date as the parties may agree to in writing, that Newtrust determines the net asset value of the shares of the
                                Acquiring Fund and Norwest Trust determines the net value of the Assets of or attributable to the Corresponding Target.
                                Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Portfolio's and Target Portfolio's
                                Registration Statement on Form N-1A as the time of day at
                                which net asset value is calculated.

WELLS CORE....................  Wells Fargo Core Trust, a Delaware business trust.

    2.  REGULATORY FILINGS AND SHAREHOLDER ACTION.

    (a) Newtrust shall promptly prepare and file the N-14 Registration Statement with the SEC. Newtrust also shall make any appropriate filings including, without limitation, filings: (i) with state or foreign securities regulatory authorities or (ii) under the HSR Act.

    (b) Norwest Trust shall promptly prepare and file the Schedule 14A Proxy Statement with the SEC. Norwest Trust also shall make any appropriate filings, including, without limitation, filings under the HSR Act.

    (c) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

    (d) As soon as practicable after the effective dates of the N-14 Registration Statement and Schedule 14A Proxy Statement, Norwest Trust shall hold Target Fund shareholder meetings to consider and approve this Plan, the Reorganizations and such other matters as the Board of Trustees of Norwest Trust may determine.

    3. REDEMPTION FROM PORTFOLIOS. Norwest Trust shall redeem the interests of Small Company Stock Fund, Small Cap Opportunities Fund, Total Return Bond Fund, Performa Strategic Value Bond Fund, Ready Cash Investment Fund and Cash Investment Fund in Portfolios at or before the applicable Closing Dates.

    4. TRANSFER OF TARGET ASSETS. Norwest Trust and Newtrust shall take the following steps with respect to each Reorganization:

    (a) On or prior to the Closing Date, Norwest Trust shall endeavor to pay or make reasonable provision to pay out of the Target's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target that are Known to Norwest Trust and that are due and payable as of the Closing Date.

    (b) At the Effective Time, Norwest Trust shall assign, transfer, deliver and convey all of the Target's Assets to the Acquiring Fund, subject to all of the Target's Liabilities. Newtrust shall then accept the Target's Assets and assume the Target's Liabilities such that at and after the Effective Time (i) all of the Target's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

    (c) Within a reasonable time prior to the Closing Date, Norwest Trust shall provide the Target's Assets List to Newtrust. The parties agree that the Target Fund or any Portfolio in which the Target Fund invests may sell any asset on the Assets List prior to the Target's Effective Time. After Norwest Trust provides the Assets List, the Target Fund will not, and Norwest Trust will request Core Trust or Schroder Core, as appropriate, to ensure that any Portfolio or Portfolios in which the Target Fund invests do not, acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on the Assets List, without the prior written approval of Newtrust. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, Newtrust will advise Norwest Trust in writing of any investments shown on the Assets List that Newtrust has determined to be inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. Norwest Trust will dispose of, or, if necessary, will request Core Trust or Schroder Core, as appropriate, to dispose of, any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's or any Portfolio's investment objectives, policies and restrictions. In addition, if Newtrust determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, Newtrust will advise Norwest Trust in writing of any such limitation and Norwest Trust shall dispose of, or request Core Trust or Schroder Core to dispose of, a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's or any Portfolio's investment objectives, policies and restrictions.

    (d) Norwest Trust shall assign, transfer, deliver and convey the Target's Assets to the Acquiring Fund at the Reorganization's Effective Time on the following basis:

        (1) In exchange for the transfer of the Assets, Newtrust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Newtrust shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Newtrust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of the Corresponding Target Class.

        (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Newtrust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

        (3) Norwest Trust shall transfer the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. Norwest Trust shall transfer all cash in the form of immediately available funds payable to the order of the Newtrust's custodian for the account of the Acquiring Fund. Norwest Trust shall transfer any Assets that were not transferred to Newtrust's custodian at the Effective Time to Newtrust's custodian at the earliest practicable date thereafter.

    5. DISSOLUTION AND LIQUIDATION OF TARGET FUNDS, REGISTRATION OF SHARES AND ACCESS TO RECORDS. Norwest Trust and Newtrust also shall take the following steps for each Reorganization:

    (a) At or as soon as reasonably practical after the Effective Time, Norwest Trust shall dissolve and liquidate the Target by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Norwest Trust declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. Newtrust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Norwest Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Newtrust shall issue certificates representing the Acquiring Fund shares in accordance with the then current Acquiring Fund prospectuses; provided, however, that Newtrust shall not issue certificates representing Acquiring Fund shares to replace certificates representing Target Fund shares unless the Target Fund share certificates are first surrendered to Newtrust. If all classes of a Target Fund have been liquidated at the Reorganization's Effective Time, Norwest Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to terminate the Target Fund as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations. The winding-up of the affairs of the Target Fund shall not cause the affairs of any other Target Fund to wind-up.

    (b) If a former Target shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Newtrust shall require the shareholder to (i) furnish Newtrust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Newtrust the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Newtrust that such tax has been paid or does not apply.

    (c) At and after the Closing Date, Norwest Trust shall provide Newtrust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Norwest Trust shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Target as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

    6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF NORWEST TRUST. Norwest Trust, on behalf of itself and, as appropriate, the Target Funds, represents and warrants to, and agrees with, Newtrust as follows:

    (a) Norwest Trust is a business trust dulycreated, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Norwest Trust duly established and designated each Target Fund as a series of Norwest Trust and each class of a Target Fund as a class of the Target Fund. Norwest Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

    (b) Norwest Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

    (c) The Board of Trustees of Norwest Trust has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Norwest Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate Norwest Trust's Amended and Restated Trust Instrument or By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, Norwest Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

    (d) Each Target Fund has qualified as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

    (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meetings for the Active Reorganizations and at the Effective Time of each Active Reorganization, insofar as they relate to Norwest Trust, the Target and any Portfolio or Portfolios in which the Target Fund invests: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) The materials included within the Schedule 14A Proxy Statement when filed with the SEC, when distributed to shareholders and at the time of the Target shareholder meetings for the Shell Reorganizations, insofar as they relate to Norwest Trust, the Target and any Portfolio or Portfolios in which the Target Fund invests: (i) shall comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (g) Norwest Trust has duly authorized and validly issued all of the issued and outstanding shares of each Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there any securities convertible into Target Fund shares.

    (h) Norwest Trust shall operate the business of each Target Fund in the ordinary course between the date hereof and the Fund's Effective Time or Effective Times, it being agreed that such ordinary course of business will include the transactions described in Subsection 4(c) and the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Fund's Reorganization or Reorganizations.

    (i) At a Target's Effective Time, the relevant Target Fund will have good and marketable title to the Target's Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

    (j) The Target Financial Statements, copies of which have been previously delivered to Newtrust, fairly present the financial positions of each Target Fund as of the Fund's most recent fiscal year-end and the results of the Fund's operations and changes in the Fund's net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

    (k) To the Knowledge of Norwest Trust, no Target Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements, Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements and Liabilities set forth on Schedule C.

    (l) Other than the claims, actions, suits, investigations or proceedings set forth on Schedule D, Norwest Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Norwest Trust or any Target Fund or its Assets or businesses. Norwest Trust does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Norwest Trust or any Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Other than the orders, decrees or judgments set forth on Schedule D, neither Norwest Trust nor any Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

   (m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Norwest Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Target Fund.

    (n) Norwest Trust has filed the federal income tax returns of each Target Fund, copies of which have been previously delivered to Newtrust, for all taxable years to and including the Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns. Norwest Trust will file the federal income tax returns of each Target Fund for its next taxable year on or before their due date, as the same may be properly extended.

    (o) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of any Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

    (p) Within a reasonable time prior to the redemption provided for in Section 3, Norwest Trust shall have entered into an Interest Redemption Agreement in the form set forth in Schedule E on behalf of Small Company Stock Fund, Small Cap Opportunities Fund, Total Return Bond Fund, Performa Strategic Value Bond Fund, Ready Cash Investment Fund and Cash Investment Fund.

    7.  CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF
NEWTRUST. Newtrust, on behalf of itself and, as appropriate, the Acquiring Funds, represents and warrants to, and agrees with Norwest Trust as follows:

    (a) Newtrust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Newtrust duly established and designated each Acquiring Fund as a series of Newtrust and each Acquiring Class as a class of the Acquiring Fund. As of the Closing Date, Newtrust will be registered with the SEC as an open-end management investment company under the 1940 Act.

    (b) Newtrust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

    (c) The Board of Trustees of Newtrust has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Newtrust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Newtrust or any Material Agreement. Newtrust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

    (d) Each Acquiring Fund shall qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of its current taxable year.

    (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meetings for the Active Reorganizations and at the Effective Time of each Active Reorganization, insofar as it relates to Stagecoach Funds, Inc., Stagecoach Trust, any series of Stagecoach Funds, Inc. or Stagecoach Trust, Newtrust, the Acquiring Funds, any Portfolios in which the Acquiring Funds will invest or the Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) The Schedule 14A Proxy Statement, when filed with the SEC, when distributed to shareholders and at the time of the Target shareholder meetings for the Shell Reorganizations, insofar as it relates to Stagecoach Funds, Inc., Stagecoach Trust, any series of Stagecoach Funds, Inc. or Stagecoach Trust, Newtrust, the Acquiring Funds, any Portfolios in which the Acquiring Funds will invest or the Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (g) There shall be no issued and outstanding shares of any Acquiring Fund prior to the Fund's Closing Date other than those issued to in order to commence the operations of Newtrust. Newtrust shall duly authorize the Acquiring Fund shares to be issued and delivered to each Corresponding Target as of the Target's Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

    (h) Newtrust has not commenced the operations of any Acquiring Fund. Newtrust shall not commence the operations of any Acquiring Fund prior to the Fund's Effective Time.

    (i) No Acquiring Fund has any Liabilities, whether or not determined or determinable, other than the Liabilities set forth on Schedule C.

    (j) Newtrust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Newtrust or any Acquiring Fund or its Assets or businesses. There are no facts that Newtrust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Newtrust or any Acquiring Fund. Neither Newtrust nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated herein.

    (k) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Newtrust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of any Acquiring Fund.

    (l) Newtrust shall file the federal income tax returns of each Acquiring Fund for the Fund's current taxable year on or before their due date, as the same may be properly extended.

   (m) Since [March 10, 1999], there has been no material adverse change in the financial condition, business, properties or Assets of any Acquiring Fund.

    8. CONDITIONS TO NORWEST TRUST OBLIGATIONS. The obligations of Norwest Trust with respect to each Reorganization shall be subject to the following conditions precedent:

    (a) The Target's shareholders shall have approved the Reorganization in the manner required by the Amended and Restated Trust Instrument of Norwest Trust and applicable law. If Target shareholders fail to approve the Reorganization, that failure shall release Norwest Trust of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

    (b) All representations and warranties of Newtrust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

    (c) Newtrust shall have delivered to Norwest Trust a certificate dated as of the Closing Date and executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Norwest Trust, stating that the representations and warranties of Newtrust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time and that it has approved the Target's Assets as being consistent with its investment objectives, policies and restrictions and that the Target's Assets may otherwise be lawfully acquired by the Acquiring Fund.

    (d) Norwest Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to Newtrust, in form and substance reasonably satisfactory to Norwest Trust and dated as of the Closing Date, substantially to the effect that:

        (1) Newtrust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

        (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Newtrust, provided that the payments for transfer taxes by shareholders provided for in Section 5(b) of this Plan shall not be deemed to render the shares issued assessable;

        (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Newtrust or any Material Agreement to which Newtrust is a party or by which it is bound; and

        (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Newtrust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

    In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Newtrust.

    (e) Norwest Trust shall have received an opinion of Richards, Layton & Finger, as special counsel to Newtrust, in form and substance reasonably satisfactory to Norwest Trust and dated as of the Closing Date, substantially to the effect that this Plan has been duly authorized, executed and delivered by Newtrust, and, assuming due authorization, execution and delivery of this Plan by Norwest Trust on behalf of the Target, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable federal and state law, and (iii) rely on certificates of officers or trustees of Newtrust.

    (f) Norwest Trust shall have received an opinion of KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust in form and substance reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 9(g) or 9(h), as applicable.

    (g) Norwest Trust shall have received (i) a memorandum addressed to Norwest Trust and Newtrust, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant jurisdiction's securities laws in connection with Newtrust's issuance of Acquiring Fund shares, and (ii) assurance reasonably satisfactory to it that all necessary steps have been taken under all relevant jurisdiction's securities laws to consummate the Reorganization.

    (h) The N-14 Registration Statement shall have become effective under the 1933 Act or the Schedule 14A Proxy Statement shall have become effective for purposes of the 1940 Act, as appropriate, as to the Acquiring Fund's shares and, if the Reorganization is an Active Reorganization, the SEC shall not have instituted or, to the Knowledge of Newtrust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

    (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

    (j) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

    (k) Newtrust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

    (l) Norwest Trust shall have received from Newtrust a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target in the form set forth on Schedule F.

   (m) If the Reorganization is an Active Reorganization, Norwest Trust shall have received a letter dated as of the Closing Date from KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Norwest Trust and Newtrust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

        (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

        (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Norwest Trust or Newtrust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

        (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Norwest Trust or Newtrust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

    (n) If the Reorganization is a Shell Reorganization, Norwest Trust shall have received a letter dated as of the Closing Date from KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by Norwest Trust and Newtrust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

        (1) the data used in the calculation of any expense ratios of the Target Fund and the Acquiring Fund appearing in the Schedule 14A Proxy Statement agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of Norwest Trust or Newtrust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

        (2) the information relating to the Acquiring Fund and the Target Fund appearing in the Schedule 14A Proxy Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of Norwest Trust or Newtrust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

    (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

    (p) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

    (q) Norwest Trust shall have received such assurances as it deems appropriate from Wells Fargo Bank, N.A. regarding payment of the expenses incurred in connection with the Reorganizations.

    9. CONDITIONS TO NEWTRUST OBLIGATIONS. The obligations of Newtrust with respect to each Reorganization shall be subject to the following conditions precedent:

    (a) The Target's shareholders shall have approved the Reorganization in the manner required by the Amended and Restated Trust Instrument of Norwest Trust and applicable law. If Target shareholders fail to approve the Reorganization, that failure shall release Newtrust of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

    (b) Norwest Trust shall have obtained and delivered to Newtrust a statement of Assets and Liabilities of the Target Fund and of any Portfolio in which the Target Fund invests, showing the tax costs of such Assets by lot and the holding periods of suchAssets, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of Norwest Trust, Core Trust or Schroder Core, as applicable, as having been prepared in accordance with generally accepted accounting principles consistently applied. The statement of Assets and Liabilities shall indicate which Assets, if any, are or, after the Reorganization, will be subject to any restrictions, legal or contractual, on disposition and which Assets, if any, are not readily marketable. The statement of assets and liabilities also shall indicate which portion of the Assets and Liabilities of the Target Fund are attributable to the Target, if the Reorganization is a Class Reorganization.

    (c) Norwest Trust shall have duly executed and delivered the Target's Transfer Documents to Newtrust.

    (d) All representations and warranties of Norwest Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

    (e) Norwest Trust shall have delivered to Newtrust a certificate dated as of the Closing Date and executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Newtrust , stating that the representations and warranties of Norwest Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

    (f) Newtrust shall have received an opinion of Seward & Kissel LLP, as counsel to Norwest Trust, in form and substance reasonably satisfactory to Newtrust and dated as of the Closing Date, substantially to the effect that:

        (1) Norwest Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

        (2) this Plan and the Target's Transfer Documents have been duly authorized, executed and delivered by Norwest Trust and, assuming due authorization, execution and delivery of this Plan by Newtrust on behalf of the Acquiring Fund, represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

        (3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Amended and Restated Trust Instrument or By-Laws of Norwest Trust or any Material Agreement to which Norwest Trust is a party or by which it is bound;

        (4) the only Target shareholder approval required with respect to the Reorganization is the approval of the Reorganization by the shareholders of the Target; and

        (5) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Norwest Trust of the Reorganization, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

    In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Norwest Trust.

    (g) Unless the Reorganization is a Class Reorganization, Newtrust shall have received an opinion of KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Norwest Trust and Newtrust, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

        (1) the transfer of substantially all the assets and liabilities of the Target Fund to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of al the liabilities of the Target Fund and the distribution of these Acquiring Fund shares to shareholders of the Target Fund pursuant to this Plan will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Funds will be a party to the reorganization within the meaning of Section 368 of the Code;

        (2) in accordance with Section 361 of the Code, no gain or loss shall be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

        (3) pursuant to Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund for shares of the corresponding Acquiring Fund (but shareholders of the Target Fund that are subject to taxation will recognize income upon the receipt of any net investment income or net capital gains of such Funds which are distributed by such Funds prior to the Funds' Reorganization);

        (4) in accordance with Section 358 of the Code, the basis of the Acquiring Fund shares received by the shareholders of the Target Fund will be the same as the basis of his or her Target Fund shares exchanged therefor;

        (5) in accordance with Section 1032 of the Code, no gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

        (6) in accordance with Section 362 of the Code, the basis in the hands of the Acquiring Fund of the assets of the Target Fund will be the same as the basis of the assets in the hands of the Target Fund immediately prior to the transfer;

        (7) in accordance with Section 1223(1) of the Code, a Target Fund shareholder's holding period for his or her Acquiring Fund shares will be determined by including the period for which he or she held the Target Fund shares exchanged therefor, provided that he or she held such shares as capital assets;

        (8) in accordance with Section 1223(2) of the Code, the holding periods of the Target Fund assets in the hands of the Acquiring Fund will include the periods during which the assets were held by the Target Fund;

        (9) each Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Target Fund immediately prior to the Reorganization pursuant to Section 381 of the Code;

       (10) each Acquiring Fund will succeed to and take into account any
    Section 855(a) dividend of the Target Fund for such Fund's last taxable taxable year immediately prior to the Reorganization; and

       (11) in accordance with Section 381 of the Code, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund, but the use of such carryovers by the Acquiring Fund may be subject to limitation under Section 383 of the Code and applicable regulations thereunder.

    (h) If the Reorganization is a Class Reorganization, Newtrust shall have received an opinion of KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Norwest Trust and Newtrust, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

       [(1) the Class Reorganization will not constitute a reorganization within the meaning of Section 368(a) of the Code;

        (2) in accordance with Section 1032(a) of the Code, the Acquiring Fund will recognize no gain or loss as a result of the Class Reorganization;

        (3) the basis of the Acquiring Fund shares received by each shareholder of the Target Fund will be the fair market value of those shares as of the Valuation Time;

        (4) the basis of the Assets received by the Acquiring Fund will be their fair market value as of the Valuation Time;

        (5) a shareholder's holding period for the Acquiring Fund shares received in the Class Reorganization will begin on the day following the Effective Time; and

        (6) the holding period of the Acquiring Fund with respect to the Assets received in the Class Reorganization will begin on the day following the Effective Time.]

    (i) The Target's Assets shall include only Assets that Newtrust has determined to be in accordance with the Acquiring Fund's investment objective, policies and restrictions and shall include no Assets which the Acquiring Fund may not otherwise lawfully acquire. If the Assets include Assets that Newtrust determines not to be in accordance with the Acquiring Fund's investment objective, policies and restrictions or to be Assets which the Acquiring Fund may not otherwise lawfully acquire, that failure shall release Newtrust of its obligations under this Plan only with respect to that Reorganization and not any other Reorganization.

    (j) The N-14 Registration Statement shall have become effective under the 1933 Act or the Schedule 14A Proxy Statement shall have become effective for purposes of the 1940 Act, as applicable, as to the Acquiring Fund's shares and, if the Reorganization is an Active Reorganization, no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Newtrust, contemplated by the SEC.

    (k) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

    (l) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

   (m) Norwest Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

    (n) Newtrust shall have received a letter from KPMG Peat Marwick LLP addressed to Norwest Trust and Newtrust as described in Subsection 8(m) or 8(n), as appropriate.

    (o) If the Reorganization is an Active Reorganization, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target shareholders substantially all investment company taxable income of or attributable to the Target earned prior to the Closing Date and substantially all of its net capital gain of or attributable to the Target realized prior to such date.

    (p) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

    (q) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

    (r) Newtrust shall have received such assurances as it deems appropriate from Wells Fargo Bank, N.A. regarding payment of the expenses incurred in connection with the Reorganizations.

    10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

    11. TERMINATION OF PLAN. A majority of a party's Board of Trustees may terminate this Plan with respect to any Acquiring Fund or Target, as appropriate, at any time before the applicable Effective Time if: (i) the party's conditions precedent set forth in Sections 8 or 9, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target.

    12. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to other conflicts of law.

    13. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

    14. AMENDMENTS. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to any Reorganization at any time before or after the Target's shareholders approve the Reorganization. However, after a Target's shareholders approve a Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to that Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time of a Reorganization by mutual agreement.

    15. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

    16. INDEMNIFICATION OF TRUSTEES. Newtrust agrees that it will assume all liabilities and obligations of Norwest Trust relating to any obligation of Norwest Trust to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Norwest Trust's Amended and Restated Trust Instrument, as in effect as of the date of this Plan. Newtrust also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Norwest Trust Amended and Restated Trust Instrument as in effect as of the date of this Plan shall survive the Reorganizations and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Newtrust, its successors and assigns.

    17. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganizations as the other shall deem necessary, advisable or appropriate.

    18. UPDATING OF N-14 REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. If at any time prior to the Target Fund shareholder meetings referred to in Section 2, in the case of Shell Reorganizations, or the Effective Time of a Reorganization, in the case of an Active Reorganization, a party becomes aware of any material information that is not reflected in the Schedule 14A Proxy Statement or the N-14 Registration Statement, as appropriate, the party discovering the information shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

    19. LIMITATION ON LIABILITIES. The obligations of Norwest Trust, Newtrust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Norwest Trust or Newtrust personally, but shall bind only the Assets and property of the Acquiring Funds and Target Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

    20. TERMINATION OF NORWEST TRUST. If the parties complete every Reorganization, Norwest Trust shall terminate its registration under the 1940 Act and dissolve.

    21. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

        For Norwest Trust:

           David I. Goldstein, Esq.
           Forum Financial Group
           Two Portland Square
           Portland, ME 04101

        With copies to:

           Anthony C.J. Nuland
           Seward & Kissel LLP
           1200 G Street, N.W., Suite 350
           Washington, DC 20005

        For Newtrust:

           Richard H. Blank, Jr.
           Stephens Inc.
           111 Center Street
           Little Rock, AR 72201

        With copies to:

           Robert M. Kurucza
           Marco E. Adelfio
           Morrison & Foerster LLP
           2000 Pennsylvania Avenue, N.W., Suite 5500
           Washington, D.C. 20006

    22. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without written consent of the other party.

    IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

                                            WELLS FARGO FUNDS TRUST
ATTEST:

                                            By:
----------------------------------------       ----------------------------------------
Name:                                          Name:
Title:                                         Title:

                                            NORWEST ADVANTAGE FUNDS
ATTEST:

                                            By:
----------------------------------------       ----------------------------------------
Name:                                          Name:
Title:                                         Title:

                                   SCHEDULE A

    I.  CORRESPONDING CLASSES TABLE:

             ACQUIRING FUND CLASSES                      CORRESPONDING TARGET CLASSES
------------------------------------------------  ------------------------------------------
Diversified Equity Fund                           Diversified Equity Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

Disciplined Growth Fund                           Performa Disciplined Growth Fund
                               Shares                                         Shares

Diversified Small Cap Fund                        Diversified Small Cap Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Growth Equity Fund                                Growth Equity Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

Growth Fund                                       Valugrowth Stock Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Small Cap Fund                                    Small Company Stock Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Income Equity Fund                                Income Equity Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

Index Fund                                        Index Fund
                              I Shares                                       I Shares

International Fund                                International Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Large Company Growth Fund                         Large Company Growth Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Small Cap Opportunities Fund                      Small Cap Opportunities Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

             ACQUIRING FUND CLASSES                      CORRESPONDING TARGET CLASSES
------------------------------------------------  ------------------------------------------
Small Cap Value Fund                              Performa Small Cap Value Fund
                               Shares                                         Shares

Small Company Growth Fund                         Small Company Growth Fund
                               Shares                                         Shares

Wealthbuilder II Growth Portfolio                 Wealthbuilder II Growth Portfolio
                              C Shares                                       C Shares

Wealthbuilder II Growth and Income Portfolio      Wealthbuilder II Growth and Income
                                                  Portfolio
                              C Shares                                       C Shares

Aggressive Balanced-Equity Fund                   Aggressive Balanced-Equity Fund
                              I Shares                                       I Shares

Growth Balanced Fund                              Growth Balanced Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              C Shares                                       C Shares
                              I Shares                                       I Shares

Moderate Balanced Fund                            Moderate Balanced Fund
                              I Shares                                       I Shares

Wealthbuilder II Growth Balanced Portfolio        Wealthbuilder II Growth Balanced Portfolio
                              C Shares                                       C Shares

Diversified Bond Fund                             Diversified Bond Fund
                              I Shares                                       I Shares

Limited-Term Government Income Fund               Limited-Term Government Income Fund
                              I Shares                                       I Shares

Intermediate Government Income Fund               Intermediate Government Income Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Stable Income Fund                                Stable Income Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Income Plus Fund                                  Strategic Income Fund
                              I Shares                                       I Shares

Income Fund                                       Income Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Income Fund                                       Performa Strategic Value Bond Fund
                              I Shares                                        Shares

             ACQUIRING FUND CLASSES                      CORRESPONDING TARGET CLASSES
------------------------------------------------  ------------------------------------------
Income Fund                                       Total Return Bond Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Tax-Free Income Fund                              Tax-Free Income Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Colorado Tax-Free Fund                            Colorado Tax-Free Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Limited Term Tax-Free Fund                        Limited Term Tax-Free Fund
                              I Shares                                       I Shares

Minnesota Intermediate Tax-Free Fund              Minnesota Intermediate Tax-Free Fund
                              I Shares                                       I Shares

Minnesota Tax-Free Fund                           Minnesota Tax-Free Fund
                              A Shares                                       A Shares
                              B Shares                                       B Shares
                              I Shares                                       I Shares

Money Market Fund                                 Ready Cash Investment Fund
                              A Shares                                    Investor Shares
                              B Shares                                    Exchange Shares

Prime Investment Money Market Fund                Ready Cash Investment Fund
                           Service Shares                                 Public Entities
                                                                              Shares

National Tax-Free Money Market Fund (Class A)     Municipal Money Market Fund
                              A Shares                                    Investor Shares

National Tax-Free Institutional Money Market      Institutional Shares of Municipal Money
Fund                                              Market Fund
                           Service Shares                              Institutional Shares

Treasury Plus Money Market Fund                   Treasury Plus Fund
                           Service Shares                              Institutional Shares

100% Treasury Money Market Fund                   Treasury Fund
                           Service Shares                              Institutional Shares

Government Money Market Fund                      U.S. Government Fund
                           Service Shares                              Institutional Shares

Cash Investment Money Market Fund                 Cash Investment Fund
                           Service Shares                              Institutional Shares

    II.  ACTIVE REORGANIZATION TABLE:

                     ACQUIRING FUNDS                                         CORRESPONDING TARGETS
---------------------------------------------------------  ---------------------------------------------------------
                       Growth Fund                                           Valugrowth Stock Fund
                     Small Cap Fund                                        Small Company Stock Fund
                   Income Equity Fund                                         Income Equity Fund
           Limited-Term Government Income Fund                        Limited-Term Government Income Fund
                       Income Fund                                    Intermediate Government Income Fund
           Intermediate Government Income Fund                                    Income Fund
                       Income Fund                                    Performa Strategic Value Bond Fund
                       Income Fund                                          Total Return Bond Fund
                       Income Fund                                           Tax-Free Income Fund
                  Tax-Free Income Fund                         Investor Shares and Exchange Shares of Ready Cash
                    Money Market Fund                                           Investment Fund
      National Tax-Free Money Market Fund (Class A)             Investor Shares of Municipal Money Market Fund
    National Tax-Free Institutional Money Market Fund         Institutional Shares of Municipal Money Market Fund
             Treasury Plus Money Market Fund                                  Treasury Plus Fund
              Government Money Market Fund                                   U.S. Government Fund
            Cash Investment Money Market Fund                                Cash Investment Fund

    III.  SHELL REORGANIZATION TABLE:

                   ACQUIRING FUNDS                                           TARGET FUNDS
------------------------------------------------------  ------------------------------------------------------
               Diversified Equity Fund                                 Diversified Equity Fund
               Disciplined Growth Fund                             Performa Disciplined Growth Fund
              Diversified Small Cap Fund                              Diversified Small Cap Fund
                  Growth Equity Fund                                      Growth Equity Fund
                      Index Fund                                              Index Fund
                  International Fund                                      International Fund
              Large Company Growth Fund                               Large Company Growth Fund
             Small Cap Opportunities Fund                            Small Cap Opportunities Fund
                 Small Cap Value Fund                               Performa Small Cap Value Fund
              Small Company Growth Fund                               Small Company Growth Fund
          Wealthbuilder II Growth Portfolio                  Wealthbuilder II Growth and Income Portfolio
     Wealthbuilder II Growth and Income Portfolio                 Wealthbuilder II Growth Portfolio
           Aggressive Balanced-Equity Fund                         Aggressive Balanced-Equity Fund
                 Growth Balanced Fund                                    Growth Balanced Fund
                Moderate Balanced Fund                                  Moderate Balanced Fund
      Wealthbuilder II Growth Balanced Portfolio              Wealthbuilder II Growth Balanced Portfolio
                Diversified Bond Fund                                   Diversified Bond Fund
                  Stable Income Fund                                      Stable Income Fund
                   Income Plus Fund                                     Strategic Income Fund
                Colorado Tax-Free Fund                                  Colorado Tax-Free Fund
              Limited Term Tax-Free Fund                              Limited Term Tax-Free Fund
         Minnesota Intermediate Tax-Free Fund                    Minnesota Intermediate Tax-Free Fund
               Minnesota Tax-Free Fund                                 Minnesota Tax-Free Fund
           100% Treasury Money Market Fund                                  Treasury Fund
          Prime Investment Money Market Fund             Public Entities Shares of Ready Cash Investment Fund

    IV.  CLASS REORGANIZATION TABLE:

                  ACQUIRING CLASSES                                   CORRESPONDING TARGET FUNDS
------------------------------------------------------  ------------------------------------------------------
                  Money Market Fund                       Investor Shares and Exchange Shares of Ready Cash
          Prime Investment Money Market Fund                               Investment Fund
    National Tax-Free Money Market Fund (Class A)        Public Entities Shares of Ready Cash Investment Fund
  National Tax-Free Institutional Money Market Fund         Investor Shares of Municipal Money Market Fund
                                                         Institutional Shares of Municipal Money Market Fund

                                   SCHEDULE B
                              MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for Norwest Trust:

Investment Advisory Agreement between Norwest Investment Management, Inc. ("NIM") and Norwest Trust dated June 1, 1997, as amended July 28, 1998.

Investment Subadvisory Agreement among Schroder Capital Management International, Inc. ("SCHRODER"), Norwest Bank Minnesota, N.A. ("NORWEST BANK") and Norwest Trust dated November 11, 1994.

Investment Subadvisory Agreement among Norwest Bank, Schroder and Norwest Trust dated April 28, 1996.

Investment Subadvisory Agreement among Galliard Capital Management, Inc., NIM and Norwest Trust dated October 1, 1997.

Investment Subadvisory Agreement among Smith Asset Management, LP, NIM and Norwest Trust dated October 1, 1997.

Investment Subadvisory Agreement among Peregrine Capital Management, Inc., NIM and Norwest Trust dated October 1, 1997, as amended July 28, 1998.

Distribution Services Agreement between Forum Financial Services, Inc. ("FORUM") and Norwest Trust dated October 1, 1995, as amended July 28, 1998.

Custodian Agreement between Norwest Bank and Norwest Trust dated August 1, 1993, as amended July 28, 1998.

Transfer Agency Agreement between Norwest Bank and Norwest Trust dated August 1, 1993.

Management Agreement between Forum and Norwest Trust dated August 1, 1997.

Fund Accounting Agreement between Forum Accounting Services, Limited Liability Company and Norwest Trust dated June 1, 1997, as amended July 28, 1998.

Administration Services Agreement between Norwest Bank and Norwest Trust dated November 11, 1994, as amended July 28, 1998.

Administration Agreement between Forum Administrative Services, LLC and Norwest Trust dated October 1, 1996, as amended July 28, 1998.

Distribution Plan of Norwest Trust dated August 1, 1993, as amended July 28,
1998.

C Shares Distribution Plan of Norwest Trust dated July 28, 1998.

Multiclass (Rule 18f-3) Plan of Norwest Trust dated May 1, 1995, as amended July 28, 1998.

The following agreements shall be Material Agreements for Newtrust:

[Agreements to be inserted]

                                   SCHEDULE C

    Liabilities of Norwest Trust:

    Liabilities of Target Funds:

    Liabilities of Newtrust:

    Liabilities of Acquiring Funds:

                                   SCHEDULE D

I. Claims, actions, suits, investigations or proceedings pending or threatened against Norwest Trust or any Target Fund or its Assets or businesses:

II. Orders, decrees or judgments to which Norwest Trust or a Target Fund is a party that adversely affect, or are reasonably likely to adversely affect, Norwest Trust's or the Target Fund's financial condition, results of operations, business, properties or Assets or ability to consummate the transactions contemplated by the Plan:

                                   SCHEDULE E
                     FORM OF INTEREST REDEMPTION AGREEMENT

AGREEMENT dated this    day of                 , 1999, by and between Norwest
Advantage Funds ("NORWEST TRUST"), a Delaware business trust, for itself and on
behalf of its                    series (the "FUND") and
(the "CORE TRUST"), a Delaware business trust for itself and on behalf of its series (the "PORTFOLIO").

WHEREAS, The Fund owns shares of beneficial interest ("INTERESTS") in the Portfolio; and

WHEREAS, Norwest Trust wishes to redeem the Fund's interests in the Portfolio and to gain assurances that Core Trust will cooperate with Norwest Trust's reasonable requests as set forth in this Agreement.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

    1.  REDEMPTION  :

    (a) On             , 1999, or such other date as the parties may agree to in
writing, Norwest Trust shall request in the manner specified in Core Trust's currently effective Registration Statement on Form N-1A (the "Registration Statement") that Core Trust redeem the Fund's interests in the Portfolio.

    (b) Core Trust shall then redeem the Fund's interests in the Portfolio in accordance with the requirements of the Investment Company Act of 1940, as amended (the "Act"), and the Registration Statement. To the extent consistent with the Act and the Registration Statement, Core Trust shall pay the redemption proceeds to Norwest Trust in cash or in kind and on the date and time requested by Norwest Trust in writing.

    2. REPRESENTATION, WARRANTY AND COVENANT : Each party represents and warrants to the other that it is registered under the Act as an open-end, management investment company. Each party covenants to maintain its registration under the Act as an open-end, management investment company until the completion of the redemption provided for in this Agreement.

    3. COOPERATION : The Core Trust agrees to cooperate with reasonable requests of Norwest Trust arising out of Norwest Trust's obligations under Sections 9(b) and, to the extent consistent with the Portfolio's investment objectives, policies and restrictions, 4(c) of the Agreement and Plan of
Reorganization dated             , 1999 by and between Wells Fargo Funds Trust,
for itself and on behalf of certain series, and Norwest Trust, for itself and on behalf of certain of its series, a copy of which is attached.

    4. TERMINATION : Norwest Trust may terminate this Agreement upon written notice to Core Trust.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Agreement as of the date first written above.

                                NORWEST ADVANTAGE FUNDS

ATTEST:

------------------------------  By:  -----------------------------------------
Name:                                Name:
Title:                               Title:

                                [INSERT NAME OF CORE TRUST]

ATTEST:

------------------------------  By:  -----------------------------------------
Name:                                Name:
Title:                               Title:

                                   SCHEDULE F
                    FORM OF LIABILITY ASSUMPTION INSTRUMENT
                      ACKNOWLEDGEMENT OF RECEIPT OF ASSETS
                   AND STATEMENT OF ASSUMPTION OF LIABILITIES

    For purposes of this document, the terms "ASSETS" and "LIABILITIES" shall have the meanings given them in the Agreement and Plan of Reorganization dated
            , 1999 by and between Wells Fargo Funds Trust ("NEWTRUST"), for itself and on behalf of certain of its series, and Norwest Advantage Funds ("NORWEST TRUST"), for itself and on behalf of certain of its series.

Newtrust, on behalf of                         (the "FUND"), acknowledges
receipt, as of             [p.m.], Eastern time, on September    , 1999 (the
"EFFECTIVE TIME"), of the Assets [of][attributable to]
(the "TARGET"). In addition, Newtrust, on behalf of the Fund, assumes, as of the Effective Time, all the Liabilities of the Target at the Effective Time.

                                            WELLS FARGO VARIABLE TRUST

                                                              By:


                                                              -----------------------------------------

                                                              Name:

                                                              Title:


         EXHIBIT C--COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

WF ASSET ALLOCATION FUND
(Modeled on SC Asset Allocation Fund)

Comparison of:        SC ASSET ALLOCATION FUND            WHICH WILL REORGANIZE INTO
                      AND                                 WF ASSET ALLOCATION FUND
                      SC BALANCED FUND

OBJECTIVES:

SC ASSET           -  seeks long-term total return, consistent with reasonable risk.
ALLOCATION FUND:
SC BALANCED FUND:  -  seeks current income and long-term total return, consistent with reasonable risk, through a balanced investment approach.
WF ASSET           -  seeks long-term total return, consistent with reasonable risk.
ALLOCATION FUND:

INVESTMENT STRATEGIES:

SC ASSET           The Fund's investment strategies are substantially the same as the WF
ALLOCATION FUND:   Asset Allocation Fund described below.

SC BALANCED FUND:  The Fund pursues a balanced and diversified investment approach by investing generally between 30% to 70% of its assets in common stocks and the remainder in debt securities.

                   The Fund invests the equity portion of its portfolio:
                   -  in common stocks trading at low price-to-earnings ratios, as measured against the stock market as a whole or against the individual stock's own price history;
                   -  in securities whose price-to-book and price-to-cash flow ratios indicate attractive valuation;
                   -  primarily in common stocks of both large, well-established companies and smaller companies with market capitalization exceeding $50 million at time of purchase; and
                   -  in foreign companies through ADRs and similar instruments, up to 25%
                   of total assets.
                   The Fund invests the fixed-income portion of its portfolio in:
                   -  corporate bonds, commercial paper, and mortgage-backed and asset-backed securities based on their relatively greater stability of income and principal. The Fund may invest in zero coupon bonds.
                   -  The Fund's investments include:
                   --  commercial paper rated A-2 by S&P or Prime-2 by Moody's or better;
                   --  corporate debt securities rated BBB by S&P or Baa by Moody's or better; and
                   --  mortgage-backed and asset-backed securities rated AA by S&P or Aa by
                       Moody's or better.

WF ASSET           The WF Asset Allocation Fund allocates and reallocates assets among
ALLOCATION FUND:   common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns. The Fund manages the allocation of investments in its portfolio assuming a "normal" allocation of 60% stocks and 40%
                   bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund. The Fund does not have a maximum or minimum limit for its investments in any asset class and may invest substantially all of its assets in a single class.

                   The asset classes the Fund invests in are:
                   -  STOCK INVESTMENTS--The Fund invests invest in common stocks representative of the S&P 500 Index. The Fund does not individually select common stocks on the basis of traditional investment analysis.
                      Instead, stock investments are made according to a weighted formula intended to match the total return of the S&P 500 Index as closely as possible;
                   -  BOND INVESTMENTS--The Fund invests in U.S. Treasury Bonds representative of the Lehman Brothers 20+ Bond Index that have remaining maturities of twenty years or more; and
                   -  MONEY MARKET INVESTMENTS--The Fund invests this portion of its assets in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

                   Under normal market conditions, the Fund may invest:
                   -  in call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;
                   -  in interest rate and index swaps; and
                   -  up to 25% of its total assets in foreign obligations qualifying as money market instruments.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC ASSET ALLOCATION FUND                                     Multiple Managers
SC BALANCED FUND                                        Rex Wardlaw and Scott Smith
WF ASSET ALLOCATION FUND                                     Multiple Managers

WF GROWTH FUND
(Modeled on SC Growth Fund)

Comparison of:        SC GROWTH FUND                             WHICH WILL REORGANIZE INTO
                      AND                                        WF GROWTH FUND
                      NAF VALUGROWTH STOCK FUND

OBJECTIVES:

SC GROWTH FUND:           -  seeks long-term capital appreciation and current income.
NAF VALUGROWTH-SM- STOCK  -  long-term capital appreciation.
FUND:
WF GROWTH FUND:           -  seeks long-term capital appreciation.

INVESTMENT STRATEGIES:

SC GROWTH FUND:    The Fund's investment strategies are substantially the same as the WF
                   Growth Fund described below.

NAF                The Fund invests primarily in medium- and large-capitalization companies
VALUGROWTH-SM-     that appear to have above-average growth characteristics and appear to
STOCK FUND:        be undervalued. The Fund considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity.

                   The Fund may:
                   -  invest up to 20% of its total assets in securities of foreign companies;
                   -  write covered call options and purchase call options on equity securities to manage risk or enhance returns; and
                   -  invest in "special situations," which are companies that have the potential for significant future earnings growth but have not performed well in the recent past.

WF GROWTH FUND:    The Fund primarily invests in common stocks and other equity securities.
                   The Fund looks for companies that have a strong earnings growth trend and that have above-average prospects for future growth. The Fund also may invest in the stocks of medium- to smaller size companies that have the potential to produce high levels of future earnings growth or when the Fund believes the stock is undervalued.

                   The Fund normally invests:
                   -  at least 65% of its total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
                   -  at least 65% of its total assets in income-producing securities;
                   -  the majority of its total assets in issues of companies with market capitalization that falls within the range of the Russell 1000 Index;
                   -  up to 25% of its total assets in foreign companies through American
                      Depositary Receipts and similar instruments; and
                   -  up to 15% of its total assets in emerging markets.

                   Unlike the NAF ValuGrowth-SM- Stock Fund, the WF Growth Fund does not write covered call options or purchase call options on equity securities to manage risk or enhance gains.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC GROWTH FUND                                                  Kelli Hill
NAF VALUGROWTH-SM- STOCK FUND                               Charlie Mayer, CFA
WF GROWTH FUND                                                  Kelli Hill

WF INCOME EQUITY FUND
(Modeled on NAF Income Equity Fund)

Comparison of:   SC DIVERSIFIED EQUITY INCOME FUND             WHICH WILL REORGANIZE INTO
                 AND                                           WF INCOME EQUITY FUND
                 NAF INCOME EQUITY FUND

OBJECTIVES:

SC DIVERSIFIED EQUITY     -  seeks to earn current income and a growing stream of income
INCOME FUND:              over time, consistent with the preservation of capital.
NAF INCOME EQUITY FUND:   -  long-term capital appreciation and above-average dividend income.
WF INCOME EQUITY FUND:    -  seeks long-term capital appreciation and above-average
                          dividend income.

INVESTMENT STRATEGIES:

SC DIVERSIFIED EQUITY   The Fund actively manages a diversified portfolio of
INCOME FUND:            income-producing equity securities. In selecting stocks, the Fund emphasizes dividend histories and trends. The Fund also looks for equity securities that it believes are selling for less than their intrinsic or true value and that generally exhibit the following characteristics: above average financial strength, a strong position in their industry, a history of profit growth, and relatively high dividends. The Fund also may invest in U.S. Government obligations, a broad range of debt securities, including bonds and other debt obligations of domestic corporations, U.S. dollar-denominated debt instruments of foreign issuers, including foreign governments and companies, and various asset-backed securities.

                        Under normal market conditions, the Fund may invest:
                        -  at least 65% of its total assets in equity securities;
                        -  at least 90% of its equity portfolio in issues of companies with market capitalization that falls within the range of the Russell
                           1000 Index
                        -  up to 25% of its total assets in foreign companies through ADRs;
                        -  up to 15% of its total assets in emerging markets;
                        -  most of its debt portfolio in companies and government entities within the U.S.;
                        -  generally all of its debt portfolio in instruments rated at the time acquisition in the four highest credit categories by one or more NSRO or, if unrated, of comparable quality;
                        -  up to 20% of its nonconvertible debt portfolio in instruments rated in the four highest credit categories.

NAF INCOME EQUITY       The Fund's investment strategies are substantially similar to the WF
FUND:                   Income Equity Fund described below. The NAF Income Equity Fund will normally invest no more than 5% of its total assets in the securities of a single issuer.

WF INCOME EQUITY FUND:  The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. The Fund uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Fund considers large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index. Under normal market
                        conditions, the Fund invests:
                        -  at least 65% of its total assets in equity securities; and
                        -  in issues of companies with market capitalization greater than the median of the Russell 1000 Index.

                        The WF Income Equity Fund may invest in preferred stocks,
                        convertible securities, and securities of foreign companies. Unlike the NAF Income Equity Fund, the Fund will normally limit its investment in a single issuer to 10% or less of its total assets.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC DIVERSIFIED EQUITY INCOME FUND:                   Allen Wisniewski and Rex Wardlaw
NAF INCOME EQUITY FUND:                           David L. Roberts, CFA and Gary J. Dunn*
WF INCOME EQUITY FUND:                            David L. Roberts, CFA and Gary J. Dunn

WF SMALL CAP FUND
(Modeled on SC Small Cap Fund)

Comparison of:   SC SMALL CAP FUND                       WHICH WILL REORGANIZE INTO
                 AND                                     WF SMALL CAP FUND
                 SC STRATEGIC GROWTH FUND
                 AND
                 NAF SMALL COMPANY STOCK FUND

OBJECTIVES:

SC SMALL CAP FUND:                 -  seeks above-average, long-term capital appreciation.
SC STRATEGIC GROWTH FUND:          -  seeks above-average, long-term capital appreciation.
NAF SMALL COMPANY STOCK FUND:      -  long-term capital appreciation.
WF SMALL CAP FUND:                 -  seeks long-term capital appreciation.

INVESTMENT STRATEGIES:

SC SMALL CAP FUND:      The Fund's investment strategies are substantially the same as the
                        WF Small Cap Fund described below.

SC STRATEGIC GROWTH     The Fund's investment strategies are substantially the same as the
FUND:                   WF Small Cap Fund described below. The Fund invests the majority of its holdings in established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies. In addition, the Fund may invest:
                        -  at least 65% of its assets in common stocks and convertible securities that the Fund believes have better-than-average prospects to increase in value;
                        -  at least 65% of its assets in companies whose market
                        capitalization at the time of purchase is within the capitalization range of the companies listed on the Russell MidCap Index; and
                        -  up to 15% of its assets in certain call and put options.

NAF SMALL COMPANY       The Fund invests primarily in the common stock of small- and medium-
STOCK FUND:             sized domestic companies that have market capitalizations well below that of the average company in the S&P 500 Index. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may write covered call options and purchase call options on equity securities to manage risk or enhance returns.

WF SMALL CAP FUND:      The WF Small Cap Fund actively manages a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. The Fund will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days. The Fund invests in the common stocks of domestic and foreign companies that the Fund believes have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes. Under normal market conditions, the Fund invests:
                        -  in an actively managed, broadly diversified portfolio of growth-
                           oriented common stocks;
                        -  in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;
                        -  up to 40% of its assets in initial public offerings or recent start-ups and newer issues;
                        -  no more than 25% of its assets in foreign companies through
                           American Depositary Receipts or similar issues; and
                        -  up to 15% of its portfolio in emerging markets.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC SMALL CAP FUND                                   Kenneth Lee and Thomas Zeifang, CFA
SC STRATEGIC GROWTH FUND                           Chris Greene and Thomas Zeifang, CFA
NAF SMALL COMPANY STOCK FUND                        Kenneth Lee and Thomas Zeifang, CFA
WF SMALL CAP FUND                                   Kenneth Lee and Thomas Zeifang, CFA

INCOME FUNDS

WF INCOME FUND
(Modeled on NAF Income Fund)

Comparison of:     NAF INCOME FUND                                   WHICH WILL REORGANIZE
                   AND                                               INTO
                   NAF TOTAL RETURN BOND FUND                        WF INCOME FUND
                   AND
                   NAF PERFORMA STRATEGIC VALUE
                   BOND FUND

OBJECTIVES:

NAF INCOME FUND:          -  provide total return consistent with current income.
NAF TOTAL RETURN BOND     -  provide total return.
FUND:
NAF PERFORMA STRATEGIC    -  provide total return by investing primarily in income
VALUE BOND FUND:          producing securities.
WF INCOME FUND:           -  seeks to provide total return consistent with current income.

INVESTMENT STRATEGIES:

NAF INCOME FUND:          The Fund's primary investment strategies are substantially the same as the WF Income Fund described below.
NAF TOTAL RETURN BOND     The Fund's primary investment strategies are similar to the WF
FUND:                     Income Fund described below. In addition, the Fund particularly seeks strategic diversification. The NAF Total Return Fund generally invests 65% of its total assets in fixed-income
                          securities rated, within the 3 highest rating categories, or, if unrated, of comparable quality.

                          Normally, the Fund limits its investments to:
                          -  75% of its total assets in corporate bonds;
                          -  65% of its total assets in mortgage-backed securities;
                          -  50% of its total assets in asset-backed securities;
                          -  25% of its total assets in a single industry of the corporate market; or
                          -  5% of its total assets in the corporate bonds of any single issuer.

                          The NAF Total Return Fund may invest in U.S. Government
                          Securities. The average maturity of the Fund will vary between 5 and 15 years, and the Fund's duration normally will vary between
                          3 and 8 years. The Fund may use options, swap agreements,
                          interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.
NAF PERFORMA STRATEGIC    The Fund's investment strategies are substantially the same as
VALUE BOND FUND:          the NAF Total Return Bond Fund described above and similar to the
                          WF Income Fund described below.

WF INCOME FUND:           The Fund invests in a diversified portfolio of debt and
                          variable-rate debt securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Fund attempts to increase its performance by applying various fixed-income
                          management techniques. The Fund combines these techniques with fundamental economic, credit, and market analysis, while at the same time controlling total return volatility by targeting the
                          Fund's duration within a narrow band (between 70% and 130%)
                          around the duration of the Lipper Corporate A-Rated Debt Average.

                          Under normal market conditions, the Fund invests:
                          -  up to 70% of its total assets in corporate debt securities such as bonds, debentures and notes, and other debt securities that can be converted into or exchanged for common stocks;
                          -  at least 30% of its total assets in U.S. Government
                             obligations;
                          -  up to 50% of its total assets in mortgage-backed securities and up to 25% of its assets in asset-backed securities;
                          -  at least 80% of its total assets in investment-grade
                             securities; and
                          -  up to 20% of its total assets in below investment-grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or, if unrated, of comparable quality.

                          The Fund also may invest in zero coupon securities and enter into dollar roll transactions. The Fund invests primarily in
                          securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to
                          40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

-------------------------------------------------------------------------------------------

                                                          PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
NAF INCOME FUND                                         Majorie H. Grace, CFA
NAF TOTAL RETURN BOND FUND                 Richard Merriam, CFA, John Huber, and David Yim*
NAF PERFORMA STRATEGIC VALUE BOND FUND     Richard Merriam, CFA, John Huber, and David Yim*
WF INCOME FUND                                          Majorie H. Grace, CFA

WF INTERMEDIATE GOVERNMENT INCOME FUND
(Modeled on NAF Intermediate Government Income Fund)

Comparison of:   SC U.S. GOVERNMENT INCOME FUND                  WHICH WILL REORGANIZE INTO
                 AND                                             WF INTERMEDIATE GOVERNMENT
                 SC U.S. GOVERNMENT ALLOCATION FUND              INCOME FUND
                 AND
                 NAF INTERMEDIATE GOVERNMENT
                 INCOME FUND

OBJECTIVES:

SC U.S. GOVERNMENT        -  seeks a long-term total rate of return through preserving
INCOME FUND:              capital and earning high interest income by investing principally in a portfolio of U.S. Government mortgage pass-through
                             securities, consisting primarily of securities issued by GNMA,
                             FNMA and FHLMC.
SC U.S. GOVERNMENT        -  seeks over the long-term a high level of total return,
ALLOCATION FUND:          including net realized an unrealized capital gains and net investment income, consistent with reasonable risk.
NAF INTERMEDIATE          -  provide current income, consistent with safety of principal.
GOVERNMENT INCOME FUND:
WF INTERMEDIATE           -  seeks current income, consistent with safety of principal.
GOVERNMENT INCOME FUND:

INVESTMENT STRATEGIES:

SC U.S. GOVERNMENT      The Fund actively manages a diversified portfolio of U.S. Government
INCOME FUND:            mortgage pass-through securities (including those issued by GNMA,
                        FNMA, and FHLMC), U.S. Treasury securities and repurchase
                        agreements. Under normal market conditions, the Fund invests at least 65% of its total assets in mortgage pass-through securities.

SC U.S. GOVERNMENT      The Fund allocates and reallocates assets among long-term U.S.
ALLOCATION FUND:        Treasury bonds, intermediate-term U.S. Treasury notes, and short-term money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns. The Fund normally invests at least 65% of its total assets in Government obligations.

                        The Fund has no minimum investment in any of the three asset classes and may invest substantially all of its assets in a single asset class. The allocation may shift at any time.

NAF INTERMEDIATE        The Fund's investment strategies are substantially the same as the
GOVERNMENT INCOME       WF Intermediate Income Fund described below.
FUND:

WF INTERMEDIATE         The Fund invests primarily in fixed and variable rate U.S.
GOVERNMENT INCOME       Government obligations. Under normal circumstances, the Fund intends
FUND:                   to invest at least 65% of its total assets in U.S. Government obligations and may invest up to 35% of its total assets in debt securities that are not U.S. Government obligations. The Fund emphasizes the use of intermediate maturity securities to reduce interest rate risk and use mortgage-backed securities to enhance yield.

                        Under normal market conditions, the Fund invests:
                        -  at least 65% of its total assets in U.S. Government obligations;
                        -  up to 50% of its total assets in mortgage-backed securities, and up to 25% of its total assets in asset-backed securities; and
                        -  up to 10% of its total assets in zero coupon securities.

                        The Fund may enter into dollar rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NSRO or, if unrated, of comparable quality.

                        The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC U.S. GOVERNMENT INCOME FUND                          Scott Smith and Paul Single
SC U.S. GOVERNMENT ALLOCATION FUND                           Multiple Managers
NAF INTERMEDIATE GOVERNMENT INCOME FUND                   Marjorie H. Grace, CFA
WF INTERMEDIATE GOVERNMENT INCOME FUND                    Marjorie H. Grace, CFA

WF LIMITED TERM GOVERNMENT INCOME FUND
(Modeled on SC Short-Intermediate U.S. Government Income Fund)

Comparison of:   SC SHORT-INTERMEDIATE                     WHICH WILL REORGANIZE INTO
                 U.S. GOVERNMENT INCOME FUND               WF LIMITED TERM
                 AND                                       GOVERNMENT INCOME FUND
                 NAF LIMITED TERM GOVERNMENT
                 INCOME FUND

OBJECTIVES:

SC SHORT-INTERMEDIATE     -  seeks to provide investors with current income while
U.S. GOVERNMENT FUND:     preserving capital by investing primarily in a portfolio
                             consisting of short to intermediate-term securities issued or guaranteed by the U.S. Government, its agencies and
                             instrumentalities.
NAF LIMITED TERM          -  provide investors with current income while preserving
GOVERNMENT INCOME FUND:      capital.
WF LIMITED TERM           -  seeks to provide investors with current income while
GOVERNMENT INCOME FUND:   preserving capital.

INVESTMENT STRATEGIES:

SC SHORT-INTERMEDIATE   The Fund's investment strategies are substantially the same as the
U.S. GOVERNMENT FUND:   WF Short-Intermediate U.S Government Income Fund described below.

NAF LIMITED TERM        The Fund invests primarily in fixed and variable rate U.S.
GOVERNMENT INCOME       Government securities. The Fund normally invests at least 65% of its
FUND:                   total assets in US. Government securities and may invest up to 35%
                        of its total asset in other fixed-income securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

                        The Fund limits its investments in:
                        -  mortgage-backed securities to not more than 50% of its total assets;
                        -  other types of asset-backed securities to not more than 25% of its total assets;
                        -  zero-coupon securities to not more than 10% of its total assets.

                        Unlike the WF Short-Intermediate U.S. Government Income Fund, the
                        Fund limits its investments in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, to 25% of its total assets. The Fund invests in securities that are rated within the 2 highest rating categories assigned by an NRSRO, or, if unrated, of comparable quality. The
                        Fund will invest primarily in debt obligations with maturities ranging from overnight to ten years. The Fund's portfolio normally has an average dollar-weighted maturity of between 1 and 5 years.

                        The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

WF LIMITED TERM         The Fund actively manages a diversified portfolio consisting
GOVERNMENT INCOME       primarily of short-to intermediate-term U.S. Government obligations.
FUND:                   The Fund may invest in securities of any maturity. Under ordinary circumstances, the Fund expects to maintain a dollar-weighted average maturity of between 2 and 5 years. The Funds seeks to preserve capital by shortening average maturity when interest rates are expected to increase and to increase total return by lengthening maturity when interest rates are expected to fall.

                        Under normal market conditions, the Fund invests:
                        -  at least 65% of its total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;
                        -  in investment grade corporate debt securities including asset-backed securities;
                        -  no more than 5% of its total assets in securities downgraded below investment-grade after acquired;
                        -  up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and
                        -  in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC SHORT-INTERMEDIATE U.S. GOVERNMENT FUND       Paul C. Single and Jacqueline A. Flippin
NAF LIMITED TERM GOVERNMENT INCOME FUND                   Marjorie H. Grace, CFA
WF LIMITED TERM GOVERNMENT INCOME FUND           Paul C. Single and Jacqueline A. Flippin

WF NATIONAL TAX-FREE FUND
(Modeled on NAF Tax-Free Income Fund)

Comparison of:        SC NATIONAL TAX-FREE FUND           WHICH WILL REORGANIZE INTO
                      AND                                 WF NATIONAL TAX-FREE FUND
                      NAF TAX-FREE INCOME FUND

OBJECTIVES:

SC NATIONAL        -  seeks to provide investors with current income exempt from federal
TAX-FREE FUND:     income tax.
NAF TAX-FREE       -  provide investors with current income exempt from federal income tax.
INCOME FUND:
WF NATIONAL TAX-   -  seeks to provide investors with current income exempt from federal
FREE FUND:         income tax.

INVESTMENT STRATEGIES:

SC NATIONAL        The Fund's investment strategies are substantially similar to the WF
TAX-FREE FUND:     National Tax-Free Fund described below.

NAF TAX-FREE       The Fund's investment strategies are substantially the same as the WF
INCOME FUND:       National Tax-Free Fund described below. In addition, the Fund normally limits its investments in issuers located in the same state or in securities of issuers of municipal securities that economic, business, or political developments would affect in similar ways to 25% of its total assets.
WF NATIONAL TAX-   The Fund invests primarily in a portfolio of investment grade municipal
FREE FUND:         securities. The Fund invests at least 80% of its total assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT. The Fund normally invests in municipal obligations rated in the four highest credit categories by an NSRO.

                   The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions.
                   In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in municipal securities with interest income rather than stability of the Fund's net asset value.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE FUND                            Stephen Galiani and Anjanett Pena
NAF TAX-FREE INCOME FUND                                  William T. Jackson, CFA
WF NATIONAL TAX-FREE FUND                                 William T. Jackson, CFA

MONEY MARKET FUNDS

    All of the Funds are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Fund pursues its strategy by maintaining a portfolio of high-quality money market investments. As money market funds, the Funds must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Funds' investments. Under Rule 2a-7, the Funds' investments must each have a remaining maturity of no more than 397 days and must maintain an average weighted maturity that does not exceed 90 days.

WF CASH INVESTMENT MONEY MARKET FUND

(Modeled on NAF Cash Investment Fund)

Comparison of:   SC PRIME MONEY MARKET FUND (Administrative,    WHICH WILL REORGANIZE INTO
                 Service and Institutional Classes)             WF CASH INVESTMENT MONEY
                 NAF CASH INVESTMENT FUND                       MARKET FUND

OBJECTIVES:

SC PRIME MONEY MARKET     -  seeks to provide investors with maximized current income to
FUND:                     the extent consistent with the preservation of capital and maintenance of liquidity.
NAF CASH INVESTMENT       -  high current income, preservation of capital and liquidity.
FUND:
WF CASH INVESTMENT MONEY  -  seeks high current income, preservation of capital and
MARKET FUND:                 liquidity.

INVESTMENT STRATEGIES:

SC PRIME MONEY MARKET   The Fund's investment strategies are similar to the WF Cash
FUND:                   Investment Money Market Fund described below.

NAF CASH INVESTMENT     The Fund's investment strategies are substantially the same as the
FUND:                   WF Cash Investment Money Market Fund described below.

WF CASH INVESTMENT      The Fund invests in obligations of financial institutions. The Fund
MONEY MARKET FUND:      limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies. These obligations include:
                        -  negotiable certificates of deposit; and
                        -  bank notes, bankers' acceptances and time deposits of U.S. banks
                           (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S.
                           branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks.

WF MONEY MARKET FUND

(Modeled on SC Money Market Fund)

Comparison of:   SC MONEY MARKET FUND                        WHICH WILL REORGANIZE INTO
                 AND                                         WF MONEY MARKET FUND
                 SC PRIME MONEY MARKET FUND
                 (Class A)
                 AND
                 NAF READY CASH INVESTMENT FUND
                 (Investor and Exchange Classes)

OBJECTIVES:

SC MONEY MARKET FUND:     -  seeks to provide investors with a high level of current income, while preserving capital and liquidity.
NAF READY CASH            -  high current income, to extent consistent with the
INVESTMENT FUND:          preservation of capital and the maintenance of liquidity.
WF MONEY MARKET FUND:     -  seeks high current income, while preserving capital and liquidity.

INVESTMENT STRATEGIES:

SC MONEY MARKET FUND:   The Fund's investment strategies are substantially the same as the
                        WF Money Market Fund described below.

NAF READY CASH          The Fund's investment strategies are similar to the WF Money Market
INVESTMENT FUND:        Fund described below. The Fund may invest more than 25% of its total assets in obligations of financial institutions, but limits its investments to institutions that have total assets in excess of $1 billion.

WF MONEY MARKET FUND:   The Fund actively manages a portfolio of U.S. dollar-denominated high- quality money market instruments. Under normal market conditions, the Fund invests in:
                        -  high quality commercial paper;
                        -  negotiable certificates of deposit and banker's acceptances;
                        -  repurchase agreements;
                        -  U.S. Government obligations;
                        -  short-term, U.S. dollar-denominated debt obligations of U.S.
                        branches of foreign banks and foreign branches of U.S. banks;
                        -  municipal obligations; and
                        -  shares of other money market funds.

WF NATIONAL TAX-FREE MONEY MARKET FUND (CLASS A)
(Modeled on NAF Municipal Money Market Fund)

Comparison of:   SC NATIONAL TAX-FREE MONEY MARKET FUND              WHICH WILL REORGANIZE INTO
                 (Class A)                                           WF NATIONAL TAX-FREE
                 AND                                                 MONEY MARKET FUND
                 NAF MUNICIPAL MONEY MARKET FUND                     (Class A)
                 (Investor Class)

OBJECTIVES:

SC NATIONAL        -  seeks to provide investors with a high level of income exempt from
TAX-FREE MONEY     federal income taxes, while preserving capital and liquidity.
MARKET FUND:
NAF MUNICIPAL      -  high current income exempt from federal income taxes, while
MONEY MARKET       preserving capital and liquidity.
FUND:
WF NATIONAL        -  seeks high current income exempt from federal income taxes, while
TAX-FREE MONEY        preserving capital and liquidity.
MARKET FUND:

INVESTMENT STRATEGIES:

SC NATIONAL TAX-FREE      The Fund's investment strategies are similar to the WF National
MONEY MARKET FUND:        Tax-Free Money Market Fund described below.
NAF MUNICIPAL MONEY       The Fund's investment strategies are substantially the same as
MARKET FUND:              the WF National Tax-Free Money Market Fund described below.
WF NATIONAL TAX-FREE      The Fund invests 100% of its assets in short-term municipal
MONEY MARKET FUND:        instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. The Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

                          The Fund may invest up to 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of our total assets in industrial development bonds and in participation interests in these types of bonds issued by banks.

WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
(INSTITUTIONAL AND SERVICE CLASSES)
(Modeled on NAF Municipal Money Market Fund)

Comparison of:   SC NATIONAL TAX-FREE MONEY                    WHICH WILL REORGANIZE INTO
                 MARKET FUND                                   WF NATIONAL TAX-FREE
                 (Institutional Class)                         INSTITUTIONAL MONEY
                 AND                                           MARKET FUND
                 NAF MUNICIPAL MONEY MARKET FUND               (Institutional and Service
                 (Institutional Class)                         Classes)

OBJECTIVES:

SC NATIONAL TAX-FREE MONEY  -  seeks to provide investors with a high level of income exempt
MARKET FUND:                   from federal income taxes, while preserving capital and
                               liquidity.
NAF MUNICIPAL MONEY MARKET  -  high current income exempt from federal income taxes, while
FUND:                          preserving capital and liquidity.
WF NATIONAL TAX-FREE        -  seeks high current income exempt from federal income taxes,
INSTITUTIONAL MONEY MARKET     while preserving capital and liquidity.
FUND:

INVESTMENT STRATEGIES:

SC NATIONAL TAX-FREE MONEY MARKET  The Fund's investment strategies are similar to the WF
FUND:                              National Tax-Free Institutional Money Market Fund
                                   described below.

NAF MUNICIPAL MONEY MARKET FUND:   The Fund's investment strategies are substantially the
                                   same as the WF National Tax-Free Institutional Money
                                   Market Fund described below.

WF NATIONAL TAX-FREE               The Fund invests 100% of its assets in short-term
INSTITUTIONAL MONEY MARKET FUND:   municipal instruments, including leases. These
                                   investments may have fixed, variable, or floating rates
                                   of interest and may be zero coupon securities. The Fund
                                   normally will invest at least 80% of its total assets in
                                   federally tax-exempt instruments whose income may be
                                   subject to the federal AMT. The Fund may invest up to 20%
                                   of its total assets in securities that pay interest
                                   income subject to federal income tax. Under normal market
                                   conditions, the Fund may invest up to 35% of its assets
                                   in issuers located in a single state. The Fund may invest
                                   more than 25% of our total assets in industrial
                                   development bonds and in participation interests in these
                                   types of bonds issued by banks.

WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND (SERVICE AND INSTITUTIONAL CLASSES)
(Modeled on SC Treasury Plus Money Market Fund)

Comparison of:   SC TREASURY PLUS MONEY MARKET FUND               WHICH WILL REORGANIZE INTO
                 (Administrative, Service, and Institutional      WF TREASURY PLUS
                 Classes)                                         INSTITUTIONAL MONEY MARKET
                 AND                                              FUND
                 NAF TREASURY PLUS FUND                           (Service and Institutional
                 (Institutional Class)                            Classes)

OBJECTIVES:

SC TREASURY PLUS MONEY MARKET  -  seeks to provide investors with current income and
FUND:                          stability of principal.
NAF TREASURY PLUS FUND:        -  provide investors with current income and stability of
                                  principal.
WF TREASURY PLUS               -  seeks current income and stability of principal.
INSTITUTIONAL MONEY MARKET
FUND:

INVESTMENT STRATEGIES:

SC TREASURY PLUS MONEY MARKET       The Fund's investment strategies are substantially the
FUND:                               same as the WF Treasury Plus Institutional Money Market
                                    Fund described below.

NAF TREASURY PLUS FUND:             The Fund's investment strategies are substantially the
                                    same as the WF Treasury Plus Institutional Money Market
                                    Fund described below.

WF TREASURY PLUS INSTITUTIONAL      The Fund actively manage a portfolio composed of
MONEY MARKET FUND:                  obligations issued or guaranteed by the U.S. Treasury.
                                    The Fund also invest in notes, repurchase agreements and
                                    other instruments collateralized or secured by Treasury
                                    obligations.

WF GOVERNMENT MONEY MARKET FUND
(Modeled on NAF U.S. Government Fund)

Comparison of:   SC GOVERNMENT MONEY MARKET FUND                  WHICH WILL REORGANIZE INTO
                 AND                                              WF GOVERNMENT MONEY MARKET
                 NAF U.S. GOVERNMENT FUND                         FUND

OBJECTIVES:

SC GOVERNMENT MONEY       -  seeks to provide investors with a high level of current income
MARKET FUND:              as is consistent with preservation of capital and liquidity.
NAF U.S. GOVERNMENT       -  high current income, while preserving capital and liquidity.
FUND:
WF GOVERNMENT MONEY       -  seeks high current income, while preserving capital and
MARKET FUND:                 liquidity.

INVESTMENT STRATEGIES:

SC GOVERNMENT MONEY MARKET     The Fund's investment strategies are substantially the same
FUND:                          as the WF Government Fund described below.

NAF U.S. GOVERNMENT FUND:      The Fund's investment strategies are similar to the WF
                               Government Fund described below.

WF GOVERNMENT MONEY MARKET     The Fund actively manages a portfolio composed principally
FUND:                          of U.S. Government obligations, or repurchase agreements
                               collateralized by such obligations.

          EXHIBIT D--COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES

    The following is a summary comparison of the major shareholder policies and procedures of the SC Funds, NAF Funds and WF Funds. As you will see, the WF Funds have adopted substantially similar policies and procedures as the combining Funds.

HOW DO THE FUNDS' PURCHASE PROCEDURES DIFFER?

    As with the SC Funds and NAF Funds, you may purchase shares of the WF Funds directly from the shareholder servicing and transfer agent by mail and by wire. You also may purchase shares through certain authorized selling agents, broker/dealers, banks and other financial institutions. You will be able to purchase WF Funds by telephone and through a systematic purchase plan.

ARE THE FUNDS OPEN ON THE SAME DAYS?

    Yes, the Funds are open on the same days. Purchases and redemptions of shares of the SC Funds, NAF Funds and WF Funds may be made on any day that the New York Stock Exchange is open for trading.

HOW DO THE FUNDS' MINIMUM INVESTMENT AMOUNTS COMPARE?

    For retail class shares, the Funds have the same minimum initial investment amounts:

    - Initial:        $1,000

    - Subsequent:     $ 100

    For Institutional and Service Class shares, the minimum WF Funds' investment amounts are higher than the NAF Funds minimum investment amount of $100,000. The WF investment amounts are:

    - Initial:       $1,000,000 (Institutional Class)

                     $ 150,000 (Service Class)

    - Subsequent:     $25,000

    The WF Funds may waive the minimum for some Funds purchased through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain categories of investors.

DO THE FUNDS OFFER THE SAME CLASSES OF SHARES?

    Yes, generally, all the Funds offer the same classes of shares. However, the SC Funds offer two additional share classes and the NAF Funds offer three additional share classes for certain investment situations. The WF Funds also offer one different class.

    The SC Funds in this proxy statement/prospectus currently offer seven (7) classes of shares:

    - CLASS A, B, and C shares are offered to the general public;

    - ADMINISTRATIVE, SERVICE and INSTITUTIONAL CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates; and

    - CLASS S shares are offered through certain automatic sweep programs.

    The NAF Funds currently offer eight (8) classes of shares. While no one NAF Fund offers more than four classes of shares, each of the classes used in any NAF Fund is listed below:

    - CLASS A, B, and C shares are offered to the general public;

    - I CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares;

    - INVESTOR CLASS shares are designed for retail investors;

    - INSTITUTIONAL CLASS shares are designed for institutional investors;

    - PUBLIC ENTITY CLASS shares are designed primarily for Minnesota public entities;

    - EXCHANGE CLASS shares may only be purchased through exchanges of B shares of other NAF Funds. Exchange shares automatically convert to Investor shares when the B shares originally purchased would have converted to A shares had they not been exchanged.

    All of NAF Funds offer Class A and B shares. Only the NAF Income Equity Fund offers Class C shares. All NAF money market funds, except NAF Ready Cash Investment Fund, offer Institutional Class shares. NAF Ready Cash Investment Fund and NAF Municipal Money Market Fund offer Investor shares. All NAF Funds, other than the NAF Money Market Funds, offer I Class shares.

    The WF Funds listed in this proxy statement/prospectus currently offer five
(5) classes of shares:

    - CLASS A, B, and C shares are offered to the general public; and

    - SERVICE and INSTITUTIONAL CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares.

HOW DO SALES CHARGES AND CONVERSION FEATURES COMPARE?

    The sales charges for the purchase of the SC Funds and NAF Funds are equal to the sales charges for the purchase of the WF Funds. In addition, the conversion features for each class of the SC Funds and NAF Funds (where applicable) are the same as those of the WF Funds.

CLASS A SHARES

    Generally, Class A shares may be purchased at net asset value or NAV, with an initial sales charge. The following chart shows the sales charges applicable to the WF Funds' Class A shares.

                                SALES CHARGE AS A % OF OFFERING    SALES CHARGE AS A % OF NET AMOUNT
                                             PRICE                              INVESTED
     AMOUNT OF PURCHASE        WF EQUITY FUNDS   WF INCOME FUNDS   WF EQUITY FUNDS   WF INCOME FUNDS
-----------------------------------------------------------------------------------------------------
Up to $50,000                       5.75%             4.50%             6.10%             4.71%
$50,000 up to $99,999               4.75%             4.00%             4.99%             4.17%
$100,000 up to $249,999             3.75%             3.50%             3.90%             3.63%
$250,000 to $499,999                2.75%             2.50%             2.83%             2.56%
$500,000 up to $999,999             2.00%             2.00%             2.04%             2.04%

    Certain purchases of Class A Shares may qualify for reduced or eliminated sales charges. See the Funds' Prospectuses and SAI's for further information about these options.

CLASS B SHARES

    You may purchase Class B shares at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem your shares within a certain period. The following chart shows the CDSC applicable to Class B shares of the WF Funds.

                                                             CDSC
           YEAR SINCE PURCHASE                             WF FUNDS
                  First                                      5.0%
                 Second                                      4.0%
                  Third                                      3.0%
                 Fourth                                      3.0%
                  Fifth                                      2.0%
                  Sixth                                      1.0%
                 Seventh                                     None

    The WF Funds' Class B shares convert to Class A shares after seven years. The CDSC for the WF Funds is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For partial redemptions, the WF Funds redeem the least expensive shares first in order to reduce sales charges.

CLASS C SHARES

    WF Funds' Class C shares may be purchased at NAV without an initial sales charge. Class C shares are subject to a CDSC if you redeem your shares within the first year you own them.

DO THE FUNDS HAVE A DISTRIBUTION FEE?

    Yes, the Funds have adopted plans for the Class B and Class C shares under SEC Rule 12b-1 that allows the Funds to pay asset-based sales charges or distribution fees for the distribution and sale of their shares. The WF Funds have a distribution fee for both classes of shares of 0.75%, which is the same as the SC Funds and NAF Funds. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of fees.

WILL I PAY A SALES CHARGE IN THE REORGANIZATION?

    No, the reorganization will not involve any sales charges for the Funds' shareholders.

HOW DO EXCHANGE PRIVILEGES COMPARE?

    The SC Funds, NAF Funds and WF Funds have adopted similar exchange policies. You may exchange Class A, B, and C shares of the SC Funds, NAF Funds and WF Funds for the same share classes of other funds. There is no sales charge on share exchanges. There currently is no limit on the number of exchanges you may make. Each Fund may limit your ability to exchange shares if you exchange too often. All Funds may amend or terminate exchange procedures on 60 days' notice.

    All exchanges, except for the reorganization exchanges, are taxable transactions for federal income purposes.

HOW DO REDEMPTION PROCEDURES COMPARE?

    For all Funds, you may "redeem" your shares (i.e., sell your shares to a Funds) on any day the Exchange is open. You may redeem shares by mail, telephone or wire. All redemption orders are effected at the next-determined (usually the close of regular trading on the Exchange) NAV per share after receipt in the proper form. All Funds use reasonable procedures to verify that telephone requests are genuine.

DO THE WF FUNDS ALLOW SYSTEMATIC WITHDRAWALS?

    Yes, similarly to the SC Funds and NAF Funds, the WF Funds allow systematic withdrawals. Under the Systematic Withdrawal Plan for the WF Funds, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this program, you:

    - must have a Fund account value at $10,000 or more;

    - must have your distributions reinvested; and

    - may not simultaneously participate in the Systematic Purchase Plan for WF Funds

    It generally takes about ten days to establish a plan once a Fund has received your instructions. It generally takes about five days to change or cancel participation in a plan. The Funds automatically cancel your program if the linked bank account you specified is closed.

DO THE FUNDS DECLARE AND DISTRIBUTE DIVIDENDS THE SAME WAY?

    Generally, yes. Similarly to the SC Funds (except for the SC Strategic Growth and SC Small Cap Funds which declare and pay dividends annually) and NAF Funds, the WF equity Funds declare and pay any dividends quarterly. The WF income and money market Funds pay dividends monthly. The WF Funds offer choices for receiving distributions:

    - AUTOMATIC REINVESTMENT OPTION. All distributions of a Fund are automatically invested in additional shares in the Fund. This option is automatically assigned to your account unless you specify another plan.

    - CHECK PAYMENT OPTION. Allows you to receive checks for distributions mailed to your address of record or to another address that you have specified in written, signature guaranteed instructions

    The SC Funds and NAF Funds offer additional distribution options. The SC Funds (Fund Purchase Plan) and NAF Funds (Directed Dividend Option) use distributions to buy shares at NAV of another SC Fund or NAF Fund of the same class or a money market fund. The SC Funds' option requires the minimum investment amount to be satisfied for the Fund in which your distributions are being transferred and the NAF Funds' option requires $10,000 or more of a Fund's shares in a single account, in order to participate. The SC Funds offer an additional option, the Automatic Clearing House Option, which deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system.

ARE FUND SHARES PRICED THE SAME WAY?

    Yes. All Funds determine NAV per share by dividing the total market value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Each Fund, except the money market funds, determines NAV at the close of each business day, which is the close of regular trading on the Exchange (4:00 pm Eastern time/3:00pm Central time/1:00pm Pacific time). The money market funds generally calculate NAV at 3:00p.m. (Eastern time)/2:00p.m. (Central time)/12:00 noon (Pacific time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances.

EXHIBIT E--COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES

    Wells Fargo Bank serves as investment advisor for each of the SC and WF Funds. Wells Fargo provides portfolio management and fundamental security analysis for the Funds. Wells Fargo Bank is located at 525 Market St., San Francisco, CA 94163. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo and its affiliates provided advisory services for over $290 billion in assets.

    Wells Capital Management Inc. or WCM, a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the SC and WF Funds, except the SC Asset Allocation, SC U.S. Government Allocation and WF Asset Allocation Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December 31, 1998, WCM provided advisory services for over $39.8 billion in assets.

    Norwest Investment Management, Inc. or NIM, which is now a wholly-owned subsidiary of Wells Fargo & Company, Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479, is the investment advisor for each NAF Fund. In this capacity, NIM makes investment decisions for and administers the Funds' investment programs.

    Galliard Capital Management, Inc., an investment advisory subsidiary of Norwest Bank, 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479, provides sub-advisory services for the Strategic Value Bond Portfolio in which the Total Return Bond Fund invests.

    Barclays Global Fund Advisors or BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A. and an indirect subsidiary of Barclays Bank PLC, will be the sub-advisor for the WF Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of December 31, 1998, BGFA provided investment advisory services for $27 billion in assets.

    After the reorganization, WCM will be the sub-advisor for the WF Growth, WF Limited Term Government Income, and WF money market funds, except the WF National Tax-Free Money Market Fund and WF Government Money Market Fund. NIM will be the sub-advisor for the WF Income Equity, WF Small Cap, WF Income, WF Intermediate Government Income, WF Tax-Free Income, WF National Tax-Free Money Market Fund and WF Government Money Market Fund.

    The following chart highlights the investment advisory fees charged to each SC Fund, NAF Fund and WF Fund.

-----------------------------------------------------------------------------------------------------
                                                                                     ADVISORY FEE
                                     FUND                                           (CONTRACTUAL)
SC Asset Allocation Fund                                                                0.36%
SC Balanced Fund                                                                        0.60%
  WF ASSET ALLOCATION FUND                                                              0.80%
SC Growth Fund                                                                          0.50%
NAF ValuGrowth-SM- Stock Fund                                                           0.78%
  WF GROWTH FUND                                                                        0.75%
SC Diversified Equity Income Fund                                                       0.50%
NAF Income Equity Fund                                                                  0.50%
  WF INCOME EQUITY FUND                                                                 0.75%
SC Small Cap Fund*                                                                      0.60%
SC Strategic Growth Fund*                                                               0.50%
NAF Small Company Stock Fund                                                            0.90%
  WF SMALL CAP FUND                                                                     0.90%
NAF Income Fund                                                                         0.50%
NAF Total Return Bond Fund                                                              0.50%
NAF Performa Strategic Value Bond Fund                                                  0.50%
  WF INCOME FUND                                                                        0.50%
SC U.S. Government Income Fund                                                          0.50%
SC U.S Government Allocation Fund                                                       0.50%
NAF Intermediate Government Income Fund                                                 0.33%
  WF INTERMEDIATE GOVERNMENT INCOME FUND                                                0.50%
SC Short-Intermediate U.S Government Income Fund                                        0.50%
NAF Limited Term Government Income Fund                                                 0.33%
  WF LIMITED TERM GOVERNMENT INCOME FUND                                                0.50%
SC National Tax-Free Fund                                                               0.50%
NAF Tax-Free Income Fund                                                                0.50%
  WF NATIONAL TAX-FREE FUND                                                             0.40%
SC Prime Money Market Fund                                                              0.25%
  (Administrative, Service and Institutional Classes)
NAF Cash Investment Fund*                                                               0.23%
  WF CASH INVESTMENT MONEY MARKET FUND                                                  0.25%
SC Money Market Fund                                                                    0.40%
SC Prime Money Market Fund (Class A)                                                    0.25%
NAF Ready Cash Investment Fund (Investor and Exchange Class)*                           0.33%
  WF MONEY MARKET FUND                                                                  0.40%
SC Treasury Plus Money Market Fund                                                      0.25%
  (Administrative, Service and Institutional Classes)
NAF Treasury Plus Fund (Institutional Class)                                            0.20%
  WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                      0.10%
SC National Tax-Free Money Market Fund (Class A)                                        0.30%
NAF Municipal Money Market Fund (Investor Class)                                        0.34%
  WF NATIONAL TAX-FREE MONEY MARKET FUND (CLASS A)                                      0.25%
SC National Tax-Free Money Market Fund (Institutional Class)                            0.30%
NAF Municipal Money Market Fund (Institutional Class)                                   0.34%
  WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                                  0.10%
    (Institutional and Service Class)
SC Government Money Market Fund                                                         0.25%
NAF U.S. Government Fund                                                                0.14%
  WF GOVERNMENT MONEY MARKET FUND                                                       0.35%

*   Reflects Portfolio Investment Advisory Fee

                EXHIBIT F--COMPARISON OF OTHER SERVICE PROVIDERS

    The following is a list of service providers for the SC Funds, NAF Funds and WF Funds:

-------------------------------------------------------------------------------------------

                                                    SERVICE PROVIDERS
          SERVICE                  SF FUNDS            NAF FUNDS             WF FUNDS
--------------------------------------------------------------------------------------------
Investment Advisor           Wells Fargo Bank      NIM                Wells Fargo Bank
Subadvisor                   WCM                   Galliard           WCM, NIM, and BGFA
Distribution                 Stephens Inc.         Forum              Stephens Inc.
Administrator                Wells Fargo Bank      Forum              Wells Fargo Bank
Co-Administrator             Stephens Inc.
Custodian                    Wells Fargo Bank      Norwest Bank       Norwest Bank
Fund Accountant              Wells Fargo Bank      Forum              Forum
Transfer Agent and Dividend  Wells Fargo Bank      Norwest Bank       Boston Financial Data
Disbursing Agent                                                      Services, Inc.
Independent Auditors         KPMG LLP              KPMG LLP           KPMG LLP

                  EXHIBIT G--COMPARISON OF BUSINESS STRUCTURES

    The following information provides only a summary of the major differences between the organizational structure and governing documents of the Funds. The SC Funds are series of Stagecoach Funds, Inc., which is organized as a Maryland corporation. The NAF Funds are series of the Norwest Advantage Funds, which is organized as a Delaware business trust. The WF Funds are series of Wells Fargo Funds Trust, which is organized as a Delaware business trust.

    The responsibilities, powers and fiduciary duties of the Directors of the SC Funds and the Trustees of the NAF and WF Funds are substantially similar. Each SC Fund and NAF Fund has procedures available to its respective shareholders for calling shareholders' meetings for the removal of Trustees or Directors. Pursuant to Maryland Law, any Director of the SC Funds may be removed, either with or without cause, at any meeting of shareholders duly called and at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast for the election of Directors. The Trustees of the NAF Funds and the WF Funds may be removed from office at any meeting of the shareholders by a vote of shareholders owning at least two-thirds of the outstanding shares. Under the Trust Instrument of the WF Funds, shareholders do not have the right to remove Trustees.

    The Directors or Trustees of the SC Funds and the NAF Funds are required to promptly call a special meeting of shareholders when requested to do so in writing by shareholders owning at least ten percent of the outstanding shares. The Trustees of the WF Funds are not subject to a comparable requirement. None of the Funds is required to hold annual meetings of shareholders. Shareholder meetings normally will be held only when specifically required by federal or state law.

    Except when a larger vote is required by law or by any provision of the Trust Instrument or By-Laws, the WF Funds, like the SC Funds and NAF Funds, require a majority of the shares voted in person at a meeting or by proxy to decide any question at a shareholder's meeting. Unless otherwise required by law, the SC Funds, NAF Funds and WF Funds require one-third of the shares entitled to vote on a matter to constitute a quorum for the transaction of business at a meeting of the shareholders of a Fund. The Funds can adjourn meetings by the majority vote of any lesser number than that sufficient for a quorum. Unlike the SC Funds or NAF Funds, WF Fund shareholders do not have the right to vote on proposed Fund reorganizations, unless otherwise required by law.

    As in the case of the SC and NAF Funds, the WF Fund shares have equal dividend, distribution, liquidation and voting rights, except that expenses related to the distribution of the shares of any class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares. Generally, shares will be voted in the aggregate without reference to a particular series or class.

    The SC Funds, NAF Funds and WF Funds indemnify their officers and Directors or Trustees to the full extent permitted by law. This indemnification does not protect these persons against any liability to a Fund or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                    APPENDIX

                                                  [FUNDS]
                                      SPECIAL MEETING OF SHAREHOLDERS
                                              AUGUST 5, 1999

STAGECOACH FUNDS               THE UNDERSIGNED HEREBY APPPOINTS     AND PROXIES OF THE
1111 CENTER STREET             UNDERSIGNED, WITH POWER OF SUBSTITUTION AND RESUBSTITUTION,
LITTLE ROCK, AR 72201          TO ATTEND, VOTE AND ACT FOR THE UNDERSIGNED AT THE SPECIAL
NORWEST ADVANTAGE              MEETINGS OF SHAREHOLDERS (THE "MEETINGS") OF
FUNDS                          [                  ] OF STAGECOACH FUNDS, INC. ("SC FUNDS")
2 PORTLAND SQUARE              AND NORWEST ADVANTAGE FUNDS, INC. ("NAF FUNDS") TO BE HELD
PORTLAND, ME 041011            AT    AND     ON THURSDAY, AUGUST 5, 1999, AND AT ANY
                               ADJOURNMENT(S) THEREOF. THE PROXIES SHALL CAST VOTES
                               ACCORDING TO THE NUMBER OF SHARES OF THE PORTFOLIO
                               IDENTIFIED BELOW WHICH THE UNDERSIGNED MAY BE ENTITLED TO
                               VOTE WITH RESPECT TO THE PROPOSALS SET FORTH BELOW, IN
                               ACCORDANCE WITH THE SPECIFICATION INDICATED, IF ANY, AND
                               SHALL HAVE ALL THE POWERS WHICH THE UNDERSIGNED WOULD
                               POSSESS IF PERSONALLY PRESENT. THE UNDERSIGNED HEREBY
                               REVOKES ANY PRIOR PROXY TO VOTE AT SUCH MEETINGS, AND HEREBY
                               RATIFIES AND CONFIRMS ALL THAT SAID PROXIES, OR ANY OF THEM,
                               MAY LAWFULLY DO BY VIRTUE HEREOF OR THEREOF.
                               THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF
                               SPECIAL MEETINGS OF SHAREHOLDERS OF THE PORTFOLIO AND THE
                               COMBINED PROXY STATEMENT/PROSPECTUS, DATED MAY 22, 1999.

THIS PROXY IS SOLICITED BY AND THE PROPOSAL IS PROPOSED BY THE BOARDS OF DIRECTORS OF THE SC FUNDS AND THE NAF FUNDS, WHICH UNANIMOUISLY RECOMMENDED THAT YOU VOTE IN FAVOR OF THE PROPOSAL. FOR YOUR CONVENIENCE YOU MAY VOTE BY CALLING D.F. KING & CO., INC TOL-FREE AT 1-800-326-3066 FROM 5 A.M. TO 6:00 P.M. [PACIFIC] TIME. YOU MAY ALSO VOTE BY FAXING THE PROXY BALLOT TO D.F. KING & CO. AT 212-269-2796 OR BY MAILING IT IN THE ENCLOSED POSTAGE PAID ENVELOPE. YOU MAY ALSO VOTE ON THE INTERNET AT www.proxyvote.com. PLEASE MAKE SURE YOU MARK, SIGN AND DATE YOUR PROXY CARD. A CONFIRMATION OF YOUR TELEPHONE OR TELEFACSIMILE VOTE WILL BE MAILED TO YOU.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTIONS TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) SHOULD APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SINGED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER, EACH JOINT OWNER SHOULD SIGN PERSONALLY, FIDUCIARIES SHOULD GIVE FULL TITLES AS SUCH.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the assets of the Stagecoach Funds and Norwest Advantage Funds by and in exchange for shares of the Wells Fargo Funds as described below:

 STAGECOACH FUNDS                  NORWEST ADVANTAGE FUNDS             WELLS FARGO FUNDS TRUST
 111 Center Street                 2 PORTLAND SQUARE                   111 CENTER STREET
 Little Rock, AR  72211            PORTLAND, ME 04101                  LITTLE ROCK, AR 72211
----------------------------------------------------------------------------------------------------
                                                                           will reorganize into
              SC FUND                           NAF FUND                          WF FUND
----------------------------------------------------------------------------------------------------
       Asset Allocation Fund
           Balanced Fund                           --                      Asset Allocation Fund
----------------------------------------------------------------------------------------------------
            Growth Fund                 ValuGrowth-SM- Stock Fund               Growth Fund
----------------------------------------------------------------------------------------------------
  Diversified Equity Income Fund           Income Equity Fund               Income Equity Fund
----------------------------------------------------------------------------------------------------
          Small Cap Fund
       Strategic Growth Fund            Small Company Stock Fund              Small Cap Fund
----------------------------------------------------------------------------------------------------
                                               Income Fund
                --                       Total Return Bond Fund
                                   Performa Strategic Value Bond Fund           Income Fund
----------------------------------------------------------------------------------------------------
    U.S. Government Income Fund      Intermediate Government Income       Intermediate Government
  U.S. Government Allocation Fund                 Fund                          Income Fund
----------------------------------------------------------------------------------------------------
      Short-Intermediate U.S.        Limited Term Government Income       Limited Term Government
      Government Income Fund                      Fund                          Income Fund
----------------------------------------------------------------------------------------------------
      National Tax-Free Fund              Tax-Free Income Fund             Tax-Free Income Fund
----------------------------------------------------------------------------------------------------
      Prime Money Market Fund
   (Administrative, Service and           Cash Investment Fund         Cash Investment Money Market
      Institutional Classes)                                                       Fund
----------------------------------------------------------------------------------------------------
      Prime Money Market Fund          Ready Cash Investment Fund
             (Class A)               (Investor and Exchange Classes)      Prime Investment Money
         Money Market Fund                                                      Market Fund
----------------------------------------------------------------------------------------------------
  National Tax-Free Money Market       Municipal Money Market Fund        National Tax-Free Money
          Fund (Class A)                    (Investor Class)               Market Fund (Class A)
----------------------------------------------------------------------------------------------------
  National Tax-Free Money Market       Municipal Money Market Fund           National Tax-Free
    Fund (Institutional Class)            (Institutional Class)         Institutional Money Market
                                                                                   Fund
                                                                        (Service and Institutional
                                                                                 Classes)
----------------------------------------------------------------------------------------------------
  Treasury Plus Money Market Fund          Treasury Plus Fund           Treasury Plus Institutional
   (Administrative, Service and           (Institutional Class)              Money Market Fund
      Institutional Classes)                                            (Service and Institutional
                                                                                 Classes)
----------------------------------------------------------------------------------------------------
   Government Money Market Fund           U.S. Government Fund         Government Money Market Fund
----------------------------------------------------------------------------------------------------

     This Statement of Additional Information or SAI relating to the proposed transfer of the assets of the SC Funds and NAF Funds to the WF Funds in exchange for shares of the WF Funds consists of this cover page and the following described documents, each of which is attached hereto:

     (1)  The SAIs for the WF Funds dated [________], 1999.

     (2) Report of Independent Accountants and financial statements of the WF Funds as of [________], 1999, contained in the WF Funds' SAIs.

     (3)  Unaudited financial statements of the WF Funds as of [________], 1999.

     (4) Report of Independent Auditors and financial statements of the SC Funds as of [________], 1999.

     (5) Report of Independent Auditors and financial statements of the NAF Funds as of [________], 1999.

     (6) Unaudited pro forma combined financial information as of [________], 1999. The pro forma financial statements give effect to the reorganization as if it had occurred for the periods presented.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated May 25, 1999. A Prospectus/Proxy Statement dated [________], 1999 relating to the above referenced matter may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. This SAI relates to and should be read in conjunction with, such Prospectus/Proxy Statement.

     This SAI is dated [________], 1999.

WELLS FARGO FUNDS - GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                             NORWEST
                                                            ADVANTAGE
                                                         VALUGROWTH STOCK    STAGECOACH           PRO FORMA         PRO FORMA
                                                               FUND          GROWTH FUND         ADJUSTMENTS        COMBINED
                                                         ----------------  ---------------  ------------------  ---------------
ASSETS
INVESTMENTS:
      In securities, at market value (see cost below)      $452,435,458       $414,312,228                         $866,747,686
      Cash                                                    1,927,142              6,471                            1,933,613
Receivables:
      Dividends and Interest                                    581,527            427,135                            1,008,662
      Fund shares sold                                           63,699              2,500                               66,199
      Investment securities sold                             14,022,811                  0                           14,022,811
Organization expenses, net of amortization                            0              3,789                                3,789
Prepaid expenses                                                      0              4,584                                4,584
TOTAL ASSETS                                                469,030,637        414,756,707                          883,787,344
LIABILITIES
Payables:
      Distribution to shareholders                               96,138                  0                               96,138
      Fund shares redeemed                                    5,949,734             12,882                            5,962,616
      Due to distributor                                          5,168            197,743                              202,911
      Due to advisor                                            373,063            337,211                              710,274
      Daily variation margin on futures and options           3,660,000                  0                            3,660,000
      Other                                                      24,945             98,510                              123,455
TOTAL LIABILITIES                                            10,109,048            646,346                           10,755,394
TOTAL NET ASSETS                                           $458,921,589       $414,110,361                         $873,031,950
Net assets consist of:
      Paid-in capital                                      $242,956,835       $267,269,767                         $510,226,602
      Undistributed net investment income (loss)               (115,164)          (109,000)                            (224,164)
      Undistributed net realized gain (loss)
           on investments                                    75,316,866         58,013,072                          133,329,938
      Net unrealized appreciation (depreciation)
           of investments                                   140,763,052         88,936,522                          229,699,574
TOTAL NET ASSETS                                           $458,921,589       $414,110,361                         $873,031,950
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                       $ 21,495,822       $342,105,239                         $363,601,061
Shares outstanding - Class A                                    843,935         14,452,942             64,178(a)     15,361,055
Net asset value per share - Class A                        $      25.47       $      23.67                         $      23.67
Maximum offering price per share - Class A                 $      26.95       $      24.98                         $      24.98
Net Assets - Class B                                       $  8,557,355       $ 16,393,183                         $ 24,950,538
Shares outstanding - Class B                                    344,994            590,536            (36,786)(a)       898,744
Net asset value and offering price per
     share - Class B                                       $      24.80       $      27.76                         $      27.76
Net Assets - Institutional Class                           $428,868,412       $ 55,611,939                         $484,480,351
Shares outstanding - Institutional Class                     16,859,467          3,314,817          8,701,012(a)     28,875,296
Net asset value and offering price per
     share - Institutional Class                           $      25.44       $      16.78                         $      16.78

INVESTMENT AT COST                                         $311,672,406       $325,375,706                         $637,048,112
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - GROWTH FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                             NORWEST
                                                            ADVANTAGE
                                                            VALUGROWTH        STAGECOACH           PRO FORMA           PRO FORMA
INVESTMENT INCOME                                           STOCK FUND        GROWTH FUND         ADJUSTMENTS           COMBINED
                                                          ------------------------------------------------------------------------
  Dividends                                               $  7,985,409         $ 5,618,628                            $ 13,604,037
  Interest                                                   1,287,634             746,835                               2,034,469
  Securities lending income                                    164,319                   0                                 164,319
TOTAL INVESTMENT INCOME                                      9,437,362           6,365,463                              15,802,825

EXPENSES
  Advisory fees                                              4,690,810           1,890,240           814,620 (b)         7,395,670
  Administration fees                                          601,424             280,126           597,584 (b)         1,479,134
  Custody fees                                                  75,142              68,786            53,290 (b)           197,218
  Shareholder serv fees                                              0           1,221,639         1,307,113 (b)         2,528,752
  Portfolio accounting fees                                     80,000             143,509          (143,509)(b)            80,000
  Transfer agency fees                                       1,503,556             560,421        (1,033,114)(b)         1,030,863
  Distribution fees                                             83,607             426,569          (319,588)(b)           190,588
  Organization costs                                                 0               2,701                 0                 2,701
  Legal and audit fees                                          20,783              69,421           (22,551)(b)            67,653
  Registration fees                                            105,826              71,306                 0               177,132
  Directors' fees                                                8,444               3,831            (5,846)(b)             6,429
  Shareholder reports                                           41,006             102,241           (14,325)(b)           128,922
  Other                                                         11,987              17,585            (1,479)(b)            28,093
TOTAL EXPENSES                                               7,222,585           4,858,375                              13,313,155
Less:
      Waived fees and reimbursed expenses fees              (1,147,668)            (26,901)       (1,362,848)(c)        (2,537,417)
NET EXPENSES                                                 6,074,917           4,831,474                              10,775,738
NET INVESTMENT INCOME (LOSS)                                 3,362,445           1,533,989                               5,027,087

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments           64,339,625          53,123,219                             117,462,844
  Net change in unrealized appreciation
      (depreciation) of investments                        (24,941,249)         25,159,238                                 217,989
NET GAIN (LOSS) ON INVESTMENTS                              39,398,376          78,282,457                             117,680,833
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 42,760,821         $79,816,446                            $122,707,920
----------------------------------------------------------------------------------------------------------------------------------

 * The Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund are merging to form the Wells Fargo Growth Fund, historical accounting data from the Stagecoach Growth Fund will be kept.
(a) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(b) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(c) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
                 COMMON STOCKS

                 AEROSPACE
      20,084     Boeing Company                                           $          0       $    815,913     $    815,913

                 AUTOMOBILE & RELATED
     195,000     CNF Transportation                                       $  6,959,063       $          0     $  6,959,063
      42,400     Ford Motor Company                                                  0          2,342,600        2,342,600
                                                                          $  6,959,063       $  2,342,600     $  9,301,663
                 COMPUTER SOFTWARE
      18,000     Compuware Corporation                                    $          0       $  1,120,500     $  1,120,500
      64,286     Hewlett-Packard Company                                             0          4,033,940        4,033,940
     194,600     HNC Software, Incorporated                                  6,421,800                  0        6,421,800
     130,508     Intel Corporation                                           7,038,675          7,007,249       14,045,924
     112,000     Legato Systems, Incorporated                                5,355,000                  0        5,355,000
     175,168     Microsoft Corporation                                       6,326,920         15,043,576       21,370,496
     163,500     National Data Corporation                                   6,110,813                  0        6,110,813
     200,000     Parametric Technology Company                               3,400,000                  0        3,400,000
      95,000     Sun Microsystems, Incorporated                              7,035,938                  0        7,035,938
                                                                          $ 41,689,146       $ 27,205,265     $ 68,894,411
                 COMPUTER SYSTEMS
     249,551     Cisco Systems Incorporated                               $  7,336,776       $ 11,473,130     $ 18,809,906
     295,000     Compaq Computer Corporation                                 6,402,500          3,185,000        9,587,500
     243,800     EMC Corporation                                             8,859,500          8,816,000       17,675,500
      59,362     International Business Machines Corporation                         0          9,794,730        9,794,730
     145,900     Jabil Circuit, Incorporated                                 8,462,200                  0        8,462,200
                                                                          $ 31,060,976       $ 33,268,860     $ 64,329,836
                 CONSUMER BASIC
     132,000     American Home Products                                   $  7,029,000       $          0     $  7,029,000
      39,800     Bestfoods                                                           0          2,313,375        2,313,375
      51,400     Colgate-Palmolive Company                                           0          4,401,125        4,401,125
     170,156     Dupont (E.I.) de Nemours                                    5,885,575          4,111,090        9,996,665
      65,400     Home Depot Incorporated                                             0          3,253,650        3,253,650
     141,902     Johnson & Johnson                                           6,662,500          4,867,038       11,529,538
     247,258     Monsanto Corporation                                        7,354,219          3,849,659       11,203,878
     154,844     Procter & Gamble Corporation                                8,780,025          4,788,181       13,568,206
      74,200     Sara Lee Corporation                                                0          4,331,425        4,331,425
      44,400     Schering-Plough Corporation                                         0          4,723,050        4,723,050
                                                                          $ 35,711,319       $ 36,638,593     $ 72,349,912
                 CONSUMER DISCRETIONARY
     155,706     Allied Signal Incorporated                               $          0       $  6,851,064     $  6,851,064
     202,000     Borders Group, Incorporated                                 4,898,500                  0        4,898,500
     203,620     Coca-Cola Company                                           5,121,569          9,144,558       14,266,127
     295,836     Gillette Company                                            9,902,288          3,687,679       13,589,967
     367,000     International Home Foods, Incorporated                      7,202,375                  0        7,202,375
     220,400     Mattel Incorporated                                         6,428,625          1,188,950        7,617,575
     185,700     Newell Company                                              8,217,225                  0        8,217,225
     232,500     PepsiCo, Incorporated                                       8,994,844                  0        8,994,844
     163,850     Service Corporation International                                   0          6,123,894        6,123,894
                                                                          $ 50,765,426       $ 26,996,145     $ 77,761,571
                 ENERGY & RELATED
     162,373     Chevron Corporation                                      $  8,362,500       $  5,215,942     $ 13,578,442
      61,000     Conoco Incorporated                                                 0          1,444,938        1,444,938
     118,100     Consolidated Natural Gas Company                            6,414,305                  0        6,414,305
     106,878     Exxon Corporation                                                   0          8,022,530        8,022,530
      52,448     FPL Group Incorporated                                              0          3,212,440        3,212,440
     159,874     Mobil Corporation                                           9,308,250          4,470,890       13,779,140
     111,216     Royal Dutch Petroleum ADR                                           0          5,227,152        5,227,152
     222,776     Schlumberger Limited                                        8,128,656          1,826,646        9,955,302
      58,254     Texaco Incorporated                                                 0          3,353,246        3,353,246
      82,930     Williams Companies Incorporated                                     0          2,389,421        2,389,421
                                                                          $ 32,213,711       $ 35,163,205     $ 67,376,916
                 ENTERTAINMENT & LEISURE
     162,300     Fox Entertainment Group Incorporated                     $          0       $  3,834,338     $  3,834,338
     398,300     Patriot American Hospitality, Incorporated                  2,937,463                  0        2,937,463
     261,819     Walt Disney Company                                         5,144,174          3,283,125        8,427,299
                                                                          $  8,081,637       $  7,117,463     $ 15,199,100
                 FINANCE & RELATED
     331,296     Allstate Corporation                                     $  8,806,075       $  4,694,237     $ 13,500,312
     195,614     American International Group Incorporated                   5,817,378         12,570,338       18,387,716
     109,338     Banc One Corporation                                                0          5,610,406        5,610,406
     179,135     BankAmerica Corporation                                    11,677,363                  0       11,677,363

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
      61,864     Charles Schwab Corporation                                          0          3,487,583        3,487,583
     233,960     Chase Manhattan Corporation                                 3,457,343         11,384,494       14,841,837
      79,900     Chubb Corporation                                           5,597,994                  0        5,597,994
     181,000     Citigroup, Incorporated                                     9,083,937                  0        9,083,937
     135,260     Federal Home Loan Mortgage Corporation                              0          8,183,230        8,183,230
     191,876     Federal National Mortgage Association                       8,118,900          5,840,079       13,958,979
     156,580     First Union Corporation                                     9,512,235                  0        9,512,235
     157,200     Franklin Resources, Incorporated                            6,720,300                  0        6,720,300
       4,900     General Re Corporation                                              0          1,144,150        1,144,150
     121,826     Household International Incorporated                                0          4,766,442        4,766,442
      69,000     Merrill Lynch & Company, Incorporated                       5,175,000                  0        5,175,000
     124,450     State Street Corporation                                    8,540,381                  0        8,540,381
      40,600     Sunamerica Incorporated                                             0          3,217,550        3,217,550
     255,000     U.S. Bancorp                                                9,387,188                  0        9,387,188
                                                                          $ 91,894,094       $ 60,898,509     $152,792,603
                 FOOD & RELATED
      29,200     McDonald's Corporation                                   $          0       $  2,045,825     $  2,045,825
     129,197     Philip Morris Companies Incorporated                                0          7,226,957        7,226,957
      46,300     Safeway Incorporated                                                0          2,445,219        2,445,219
                                                                          $          0       $ 11,718,001     $ 11,718,001
                 GENERAL BUSINESS
     237,370     American Power Conversion Corporation                    $  9,821,184       $          0     $  9,821,184
     240,000     Carnival Corporation                                        8,280,000                  0        8,280,000
     460,000     CellStar Corporation                                        2,961,250                  0        2,961,250
     254,000     Cerner Corporation                                          6,667,500                  0        6,667,500
      47,800     Clear Channel Communications                                        0          2,234,650        2,234,650
     139,600     Ecolab, Incorporated                                        4,318,875                  0        4,318,875
     487,800     Electronics for Imaging, Incorporated                      13,079,137                  0       13,079,137
      70,000     Emerson Electric Company                                    4,550,000                  0        4,550,000
      72,680     Gannett Incorporated                                                0          4,692,403        4,692,403
     320,000     Gartner Group, Incorporated                                 6,920,000                  0        6,920,000
     293,142     General Electric Company                                    9,050,000         17,479,351       26,529,351
     422,200     Gentex Corporation                                          7,757,925                  0        7,757,925
     106,300     Philips Electronics N.V.                                    6,730,119                  0        6,730,119
      11,948     Tribune Company                                                     0            766,166          766,166
      24,200     United Technologies Corporation                                     0          2,593,938        2,593,938
      78,800     Xerox Corporation                                           6,557,500          1,913,500        8,471,000
                                                                          $ 86,693,490       $ 29,680,008     $116,373,498
                 INTERNATIONAL STOCKS
      47,300     News Corporation Limited ADR                             $          0       $  1,324,400     $  1,324,400

                 MANUFACTURING - PROCESSING
      76,100     AES Corporation                                          $          0       $  3,481,575     $  3,481,575
      91,816     Aluminum Company of America                                         0          6,805,861        6,805,861
     172,488     Danaher Corporation                                                 0          7,869,765        7,869,765
      25,000     Ingersoll Rand Company                                              0          1,170,313        1,170,313
      64,100     Tyco International Limited                                          0          4,218,581        4,218,581
                                                                          $          0       $ 23,546,095     $ 23,546,095
                 MEDICAL EQUIPMENT & SUPPLIES
      66,872     Abbott Laboratories                                      $          0       $  3,209,856     $  3,209,856
     183,622     Baxter International Incorporated                           6,991,875          4,679,598       11,671,473
     155,000     Becton, Dickinson & Company                                 6,587,500                  0        6,587,500
     101,570     Guidant Corporation                                         6,865,000          1,850,976        8,715,976
      97,374     Honeywell, Incorporated                                     7,783,834                  0        7,783,834
      76,800     Medtronic Incorporated                                      3,804,038          1,394,363        5,198,401
                                                                          $ 32,032,247       $ 11,134,793     $ 43,167,040
                 PHARMACEUTICALS
      62,292     Bristol Myers Squibb Company                             $          0       $  7,634,663     $  7,634,663
      19,154     Lilly (Eli) & Company                                               0          1,717,874        1,717,874
     102,700     Merck & Company Incorporated                                8,518,125          7,387,538       15,905,663
      73,890     Pfizer Incorporated                                                 0          8,247,971        8,247,971
     140,000     Watson Pharmaceuticals                                      7,542,500                  0        7,542,500
                                                                          $ 16,060,625       $ 24,988,046     $ 41,048,671
                 REAL ESTATE INVESTMENT TRUST
     242,147     Equity Office Properties                                 $  6,083,942       $          0     $  6,083,942

                 RETAIL & RELATED
      32,000     Consolidated Stores Corporation                          $    688,000       $          0     $    688,000
     106,620     Dayton Hudson Corporation                                           0          4,797,900        4,797,900
      18,200     Gap Incorporated                                                    0          1,338,838        1,338,838
      94,900     May Department Stores Company                               5,723,656                  0        5,723,656
     229,352     Wal-Mart Stores Incorporated                                6,778,125         10,494,948       17,273,073
                                                                          $ 13,189,781       $ 16,631,686     $ 29,821,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
                 TELECOMMUNICATIONS
      57,314     American Telephone & Telegraph Corporation               $          0       $  3,571,379     $  3,571,379
      93,152     Bell Atlantic Corporation                                           0          5,181,580        5,181,580
     249,994     Ericsson LM ADR                                                     0          6,906,084        6,906,084
      83,346     GTE Corporation                                                     0          5,167,452        5,167,452
      50,892     Lucent Technologies Incorporated                                    0          4,379,893        4,379,893
     103,124     MCI Worldcom Incorporated                                           0          6,084,316        6,084,316
                                                                          $          0       $ 31,290,704     $ 31,290,704
                 UTILITIES
     108,886     Edison International                                     $          0       $  2,994,365     $  2,994,365
      35,000     Houston Industries Incorporated                                     0          1,106,875        1,106,875
      70,735     Northern Telecom Limited ADR                                        0          3,302,440        3,302,440
     134,536     Pacific Gas & Electric Company                                      0          4,162,208        4,162,208
     165,504     SBC Communications                                                  0          7,933,848        7,933,848
                                                                          $          0       $ 19,499,736     $ 19,499,736
                 TOTAL COMMON STOCKS                                      $452,435,457       $400,260,022     $852,695,479

                 UNIT INVESTMENT TRUSTS
      79,800     Standard & Poor's Depositary Receipt                     $          0       $  9,294,206     $  9,294,206

                 WARRANTS
          28     Jan Bell Marketing, Incorporated                         $          1       $          0     $          1

                 REPURCHASE AGREEMENTS
                 Goldman Sachs Pooled Repurchase Agreement - 102%
  $4,388,000     Collateralized by U.S. Government Securities             $          0       $  4,388,000     $  4,388,000
                 JP Morgan Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by                                  0            370,000          370,000
     370,000     U.S. Government Securities

                 TOTAL SHORT-TERM INVESTMENTS                             $          0       $  4,758,000     $  4,758,000

                 TOTAL INVESTMENTS IN SECURITIES                          $452,435,458       $414,312,228     $866,747,686
                 (Combined Cost $637,048112)

            (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
            (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998



                                                       STAGECOACH               NORWEST
                                                  DIVERSIFIED EQUITY        ADVANTAGE INCOME        PRO FORMA         PRO FORMA
                                                       INCOME FUND            EQUITY FUND           ADJUSTMENTS        COMBINED
                                                  ---------------------------------------------------------------  ---------------

ASSETS
INVESTMENTS:
     In securities, at market value
          (see cost below)                             $236,473,517           $1,504,268,776                        $1,740,742,293
     Cash                                                     6,142                        0                                 6,142
Receivables:
     Dividends and Interest                                 727,316                   13,475                               740,791
     Fund shares sold                                         2,095                3,382,414                             3,384,509
     Investment securities sold                           1,799,547                        0                             1,799,547
Due from advisor                                                  0                        0          4,139 (b)              4,139
Organization expenses, net of amortization                    4,139                   11,357         (4,139)(b)             11,357
TOTAL ASSETS                                            239,012,756            1,507,676,022                         1,746,688,778
LIABILITIES
Payables:
     Investment securities purchased                        502,765                        0                               502,765
     Distribution to shareholders                                 0                    8,922                                 8,922
     Fund shares redeemed                                    32,463                1,672,575                             1,705,038
     Due to distributor                                     130,509                   76,511                               207,020
     Due to advisor                                         196,808                  305,380                               502,188
     Other                                                   82,951                   72,171                               155,122
TOTAL LIABILITIES                                           945,496                2,135,559                             3,081,055
TOTAL NET ASSETS                                       $238,067,260           $1,505,540,463                        $1,743,607,723
NET ASSETS CONSIST OF:
     Paid-in capital                                   $179,154,905           $1,134,735,612                        $1,313,890,517
     Undistributed net investment income (loss)             596,421                3,361,806                             3,958,227
     Undistributed net realized gain (loss)
          on investments                                 24,440,949                5,299,867                            29,740,816
     Net unrealized appreciation (depreciation)
          of investments                                 33,874,985              362,143,178                           396,018,163
TOTAL NET ASSETS                                       $238,067,260           $1,505,540,463                        $1,743,607,723
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $174,044,375           $   86,900,348                        $  260,944,723
Shares outstanding - Class A                              9,949,056                2,086,097     (5,772,172)(c)          6,262,981
Net asset value per share - Class A                    $      17.49           $        41.66                        $        41.66
Maximum offering price per share - Class A             $      18.46
Net Assets - Class B                                   $ 64,022,885           $   82,770,746                        $  146,793,631
Shares outstanding - Class B                              3,910,859                1,990,547     (2,371,158)(c)          3,530,248
Net asset value and offering price per
     share - Class B                                   $      16.37           $        41.58                        $        41.58
Net Assets - Class C                                                          $       12,002                        $       12,002
Shares outstanding - Class C                                                             281                                   281
Net asset value and offering price per
     share - Class C                                                          $        42.58                        $        42.58
Net Assets - Institutional Class                                              $1,335,857,367                        $1,335,857,367
Shares outstanding - Institutional Class                                          32,071,380                            32,071,380
Net asset value and offering price per
     share - Institutional Class                                              $        41.65                        $        41.65

INVESTMENT AT COST                                     $202,598,532           $1,142,125,598                        $1,344,724,130
----------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)



                                             STAGECOACH           NORWEST
                                        DIVERSIFIED EQUITY    ADVANTAGE INCOME    CORE-GATEWAY         PRO FORMA         PRO FORMA
INVESTMENT INCOME                           INCOME FUND         EQUITY FUND      ADJUSTMENTS(a)       ADJUSTMENTS        COMBINED
                                        -------------------------------------------------------------------------------------------
  Dividends                               $  7,016,776         $ 27,518,284                                            $ 34,535,060
  Interest                                     653,187            1,169,038                                               1,822,225
  Securities lending income                          0              215,638                                                 215,638
  Net expenses from master/core
      portfolios                                     0           (7,003,418)        7,003,418                                     0
TOTAL INVESTMENT INCOME                      7,669,963           21,899,542                                              36,572,923

EXPENSES
  Advisory fees                              1,318,662                    0         6,582,483          3,950,881 (d)     11,852,026
  Administration fees                          180,065              658,254           658,248            873,838 (d)      2,370,405
  Custody fees                                  55,044                    0           142,099            118,911 (d)        316,054
  Shareholder serv fees                        791,197                    0                 0            209,577 (d)      1,000,774
  Portfolio accounting fees                    114,244               39,500            55,383           (129,127)(d)         80,000
  Transfer agency fees                         369,225            3,291,267                 0         (2,295,364)(d)      1,365,128
  Distribution fees                            504,386              648,382                 0           (170,817)(d)        981,951
  Organization costs                             2,599               11,920             2,065             (4,664)(d)         11,920
  Legal and audit fees                          69,890               38,487            15,107            (30,871)(d)         92,613
  Registration fees                             45,940              188,148                 0                  0            234,088
  Directors' fees                                3,831               17,491             3,223            (18,116)(d)          6,429
  Shareholder reports                           94,848               88,016                 0            (18,286)(d)        164,578
  Other                                         22,345               13,402            14,060             (2,490)(d)         47,316
TOTAL EXPENSES                               3,572,276            4,994,867                                              18,523,283
Less:
      Waived fees and reimbursed
          expenses fees                        (37,732)            (326,200)         (469,250)        (2,275,079)(e)     (3,108,261)
NET EXPENSES                                 3,534,544            4,668,667                                              15,415,021
NET INVESTMENT INCOME (LOSS)                 4,135,419           17,230,875                                              21,157,902

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
      sale of investments                   22,837,294            8,579,327                                              31,416,621
  Net change in unrealized appreciation
      (depreciation) of investments        (12,155,524)         170,845,783                                             158,690,259
NET GAIN (LOSS) ON INVESTMENTS              10,681,770          179,425,110                                             190,106,880
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                $ 14,817,189         $196,655,985                                            $211,264,782
-----------------------------------------------------------------------------------------------------------------------------------

*   The Stagecoach Diversified Equity Income Fund and Norwest Advantage
    Income Equity Fund are merging to form the Wells Fargo Income Equity Fund, historical accounting data from the Norwest Advantage Income Equity Fund will be kept.

(a) The Norwest Advantage Income Equity Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Income Equity Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the Core Portfolio level.
(b) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
                   COMMON STOCKS

                   AUTOMOBILE & RELATED
       115,000     Dana Corporation                                              $  4,485,000   $            0    $    4,485,000
        50,000     Eaton Corporation                                                3,415,625                0         3,415,625
        60,000     Ford Motor Company                                               3,315,000                0         3,315,000
       128,000     Genuine Parts Company                                            4,216,000                0         4,216,000
                                                                                 $ 15,431,625   $            0    $   15,431,625
                   CAPITAL GOODS
       575,978     General Electric Company                                      $  2,262,500   $   49,863,509    $   52,126,009
        98,000     New Century Energies                                             4,710,125                0         4,710,125
                      Incorporated
       604,100     Public Service Enterprise                                                0       23,559,900        23,559,900
                      Group, Incorporated
        50,000     Raytheon Company                                                 2,734,375                0         2,734,375
        60,000     Thomas & Betts Corporation                                       2,598,750                0         2,598,750
        98,000     USEC Incorporated                                                1,329,125                0         1,329,125
       719,832     Waste Management Incorporated                                    1,715,000       29,147,797        30,862,797
                                                                                 $ 15,349,875   $  102,571,206    $  117,921,081
                   CONSUMER - DISCRETIONARY
        92,000     Consolidated Stores Corporation                               $  1,978,000   $            0    $    1,978,000
       930,500     Dupont (E.I.) de Nemours                                         4,700,000       49,966,875        54,666,875
                       and Company
        25,000     Estee Lauder Automatic                                           1,743,750                0         1,743,750
                       Common Exchange
                    Securities Trust
                                                                                 $  8,421,750   $   49,966,875    $   58,388,625
                   ENERGY & RELATED
       605,200     Atlantic Richfield Corporation                                $  4,455,500   $   35,790,300    $   40,245,800
       458,750     Chevron Corporation                                                      0       38,362,969        38,362,969
       139,400     Conoco Incorporated                                              3,302,038                0         3,302,038
       543,000     Consolidated Natural Gas Company                                         0       29,491,687        29,491,687
       541,102     Exxon Corporation                                                        0       40,616,469        40,616,469
       305,900     Mobil Corporation                                                        0       26,364,756        26,364,756
       740,600     Pacific Gas & Electric Company                                           0       22,912,313        22,912,313
        80,000     Pennzoil Company                                                 2,970,000                0         2,970,000
        45,000     Phillips Petroleum Company                                       1,890,000                0         1,890,000
       440,100     Schlumberger Ltd.                                                        0       19,666,969        19,666,969
        72,000     Texaco Incorporated                                              4,144,500                0         4,144,500
       120,000     USX-Marathon Group                                               3,405,000                0         3,405,000
        80,000     Williams Companies Incorporated                                  2,305,000                0         2,305,000
                                                                                 $ 22,472,038   $  213,205,463    $  235,677,501
                   FINANCE & RELATED
       412,300     American Express Company                                      $          0   $   41,255,769    $   41,255,769
       686,750     American General Corporation                                             0       48,372,953        48,372,953
        40,000     Archstone Communities Trust                                        835,000                0           835,000
        10,000     Arden Realty Group Incorporated                                    230,000                0           230,000
        95,000     Banc One Corporation                                             4,874,688                0         4,874,688
        50,000     BankAmerica Corporation                                          3,259,375                0         3,259,375
        65,000     Charles E. Smith Residential                                     1,921,563                0         1,921,563
                       Realty
       110,000     Chase Manhattan Corporation                                      6,978,125                0         6,978,125
        85,000     CIGNA Corporation                                                6,614,063                0         6,614,063
       110,000     Duke Realty Investments                                          2,495,625                0         2,495,625
                       Incorporated
        40,000     Equity Residential Properties                                    1,692,500                0         1,692,500
                       Trust
        40,000     Felcor Lodging Trust                                               952,500                0           952,500
                       Incorporated
        84,000     Hartford Financial Services                                      4,635,750                0         4,635,750
                       Group
        73,000     Highwoods Properties Incorporated                                1,984,688                0         1,984,688
        85,000     Indymac Mortgage Holdings                                          818,125                0           818,125
                       Incorporated
       470,650     J.P. Morgan & Company,                                                   0       50,300,719        50,300,719
                       Incorporated
       120,000     Kilroy Realty Corporation                                        2,685,000                0         2,685,000
        50,000     Post Properties Incorporated                                     1,912,500                0         1,912,500
        85,000     Prologis Trust                                                   1,880,625                0         1,880,625
        70,000     Simon Property Group                                             2,073,750                0         2,073,750
                       Incorporated
       120,000     SLM Holding Corporation                                          5,280,000                0         5,280,000
        78,000     Spieker Properties Incorporated                                  2,817,750                0         2,817,750
       105,000     St. Paul Companies Incorporated                                  3,701,250                0         3,701,250
       470,900     Transamerica Corporation                                                 0       50,033,125        50,033,125
     1,067,850     U.S. Bancorp                                                             0       39,310,228        39,310,228
       150,000     Washington Mutual Incorporated                                   5,812,500                0         5,812,500
                                                                                 $ 63,455,377   $  229,272,794    $  292,728,171

                   FOOD & RELATED
       110,000     American Stores Company                                       $  3,691,875   $            0    $    3,691,875
       602,750     McDonald's Corporation                                                   0       42,230,172        42,230,172
     1,662,640     PepsiCo, Incorporated                                                    0       64,323,385        64,323,385
     1,301,550     Philip Morris Companies                                          6,992,188       65,813,266        72,805,454
                       Incorporated

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
       877,250     Sara Lee Corporation                                                     0       51,209,469        51,209,469
                                                                                 $ 10,684,063   $  223,576,292    $  234,260,355
                   GENERAL BUSINESS
       250,000     Allegheny Teledyne Incorporated                               $  5,140,625   $            0    $    5,140,625
     1,669,972     AMP, Incorporated                                                        0       80,784,895        80,784,895
       371,800     Deluxe Corporation                                                       0       12,920,050        12,920,050
     1,563,600     Dun & Bradstreet Corporation                                             0       47,201,175        47,201,175
       544,050     Eastman Kodak Company                                                    0       39,477,628        39,477,628
       677,000     Emerson Electric Company                                                 0       44,005,000        44,005,000
       150,000     Fremont General Corporation                                      7,556,250                0         7,556,250
     1,056,200     Hewlett-Packard Company                                                  0       66,276,550        66,276,550
       567,600     Honeywell, Incorporated                                                  0       45,372,525        45,372,525
       200,000     Household International                                          7,825,000                0         7,825,000
                       Incorporated
       520,750     Johnson & Johnson                                                        0       42,310,937        42,310,937
        32,000     Loews Corporation                                                3,200,000                0         3,200,000
       497,150     Minnesota Mining & Manufacturing                                         0       39,927,359        39,927,359
                       Company
     1,604,800     Morton International, Incorporated                                       0       47,241,300        47,241,300
       554,800     Procter & Gamble Company                                                 0       48,614,350        48,614,350
       369,300     United Technologies Corporation                                          0       39,584,344        39,584,344
                                                                                 $ 23,721,875   $  553,716,113    $  577,437,988
                   HEALTHCARE
     1,012,800     American Home Products                                        $  3,993,750   $   49,937,850    $   53,931,600
       608,900     IMS Health, Incorporated                                                 0       40,415,737        40,415,737
       287,400     Merck & Company, Incorporated                                            0       44,511,075        44,511,075
       530,400     Pfizer, Incorporated                                                     0       59,205,900        59,205,900
                                                                                 $  3,993,750   $  194,070,562    $  198,064,312
                   INTERNATIONAL STOCKS
        62,000     Philips Electronics NV                                        $  3,925,375   $            0    $    3,925,375
                       (Netherlands)
       486,600     Royal Dutch Petroleum Company                                    2,162,000       20,708,200        22,870,200
                                                                                 $  6,087,375   $   20,708,200    $   26,795,575
                   MANUFACTURING - PROCESSING
        38,000     Baxter International                                          $  2,415,375   $            0    $    2,415,375
                       Incorporated
        90,000     El Paso Energy Corporation                                       3,071,250                0         3,071,250
     1,836,600     Fortune Brands, Incorporated                                             0       62,559,189        62,559,189
       100,000     Kimberly-Clark Corporation                                       5,262,500                0         5,262,500
       150,000     Sherwin Williams Company                                         4,256,250                0         4,256,250
                                                                                 $ 15,005,375   $   62,559,189    $   77,564,564
                   RETAIL & RELATED
       965,800     Dayton Hudson Corporation                                     $          0   $   43,461,000    $   43,461,000
       738,400     J.C. Penney Company,                                                     0       40,612,000        40,612,000
                       Incorporated
       729,500     May Department Stores Company                                            0       43,997,969        43,997,969
       818,830     Sears Roebuck & Company                                          2,134,687       36,708,560        38,843,247
                                                                                 $  2,134,687   $  164,779,529    $  166,914,216
                   TELECOMMUNICATIONS
     1,113,200     AT&T Corporation                                              $          0   $   69,366,275    $   69,366,275
       857,600     GTE Corporation                                                  4,650,000       48,521,200        53,171,200
       783,146     Lucent Technologies, Incorporated                                        0       67,399,503        67,399,503
                                                                                 $  4,650,000   $  185,286,978    $  189,936,978
                   UTILITIES
       150,000     Alltel Corporation                                            $  7,950,000   $            0    $    7,950,000
        97,000     Duke Energy Corporation                                          6,068,562                0         6,068,562
        95,000     Sonat Incorporated                                               2,820,312                0         2,820,312
       180,000     Southern Company                                                 5,310,000                0         5,310,000
       946,350     Texas Utilities Company                                          3,119,374       39,052,347        42,171,721
                                                                                 $ 25,268,248   $   39,052,347    $   64,320,595

                   TOTAL COMMON STOCKS                                           $216,676,038   $2,038,765,548    $2,255,441,586

                   CONVERTIBLE PREFERRED STOCKS
        33,700     Texas Utilities Company                                       $ 1,878,775    $            0    $    1,878,775
        47,700     Union Pacific Capital Trust                                     2,224,013                 0         2,224,013
                                                                                 $ 4,102,788    $            0    $    4,102,788

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
                   CORPORATE BOND

                   INDUSTRIALS
$      500,000     Federated Department              8.13%         10/15/02      $    538,125   $            0    $      538,125
       500,000     Occidental Petroleum              6.40          04/01/13           506,875                0           506,875
                      Corporation
       500,000     News America Incorporated         6.70          05/21/04           525,000                0           525,000
                                                                                 $  1,570,000   $            0    $    1,570,000
                   BANK & FINANCE
$      500,000     Citi Group Holdings               6.38%         10/01/02      $    511,250                0    $      511,250
                      Incorporated
       500,000     Household Netherlands             6.20          12/01/03           513,125                0           513,125
       500,000     Mellon Financial Company          5.75          11/15/03           506,250                0           506,250
                                                                                 $  1,530,625   $            0    $    1,530,625
                   TRANSPORTATION
$      500,000     Union Pacific Company             7.25%         11/01/08      $    518,750   $            0    $      518,750

                   MISCELLANEOUS BONDS
$      500,000     EOP Operating Limited             6.50%         06/15/04      $    490,760   $            0    $      490,760
                       Partnership
       500,000     Ford Motor Credit                 6.50          02/28/02           515,625                0           515,625
                                                                                 $  1,006,385   $            0    $    1,006,385
                   TOTAL CORPORATE BOND                                          $  4,625,760   $            0    $    4,625,760

                   U.S. TREASURY SECURITIES
$    3,000,000     U.S. Treasury Notes               6.50%         08/31/01      $  3,142,500                0    $    3,142,500
     4,400,000     U.S. Treasury Notes               5.75          04/30/03         4,590,431                0         4,590,431
                   TOTAL U.S. TREASURY                                           $  7,732,931   $            0    $    7,732,931
                       SECURITIES

                   SHORT-TERM INSTRUMENTS

                   REPURCHASE AGREEMENTS
                   Goldman Sachs Pooled
                   Repurchase Agreement
                   - 102% Collateralized by
                   U.S. Government
$    2,482,000     Securities                        5.25%        12/01/98       $  2,482,000   $            0    $    2,482,000
                   JP Morgan Securities
                   Incorporated Repurchase
                   Agreement - 102%
                   Collateralized by
                   U.S. Government
       854,000     Securities                        5.15          12/01/98           854,000                0           854,000
                   NationsBanc Montgomery
    60,475,583     Securities, Incorporated          5.50          12/01/98                 0   $   60,475,583        60,475,583
                   TOTAL SHORT-TERM INSTRUMENTS                                  $  3,336,000   $   60,475,583    $   63,811,583

PRO FORMA ADJUSTMENTS(c)
                   To Securities at Market Value                                 $          0   $ (598,283,722)   $ (598,283,722)
                   From Other Assets and                                                    0        3,311,367         3,311,367
                   Liablities from Core Portfolio
                                                                                 $          0   $ (594,972,355)   $ (594,972,355)
                   TOTAL INVESTMENTS IN SECURITIES                               $236,473,517   $1,504,268,776    $1,740,742,293
                   (Cost $1,344,724,130)

               (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
               (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
               (c) The Norwest Advantage Income Equity Fund invests directly into and comprises 71.5% of the Norwest Advantage Income Equity Portfolio's net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                       NORWEST
                                                      ADVANTAGE    STAGECOACH
                                                       SMALL        STRATEGIC     STAGECOACH
                                                      COMPANY        GROWTH          SMALL        PRO FORMA         PRO FORMA
                                                     STOCK FUND       FUND         CAP FUND     ADJUSTMENTS (d)      COMBINED
                                                    -----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)   $ 68,524,651  $ 140,399,891   $ 96,620,894   $(57,006,057)     $ 248,539,379
  Cash                                                         0          4,198          6,632         (3,913)             6,917
Receivables:
  Dividends and Interest                                  17,279          9,727         11,929         (7,038)            31,897
  Fund shares sold                                        10,294          6,572         15,793         (9,318)            23,341
  Investment securities sold                                   0      6,205,408        592,228       (349,413)         6,448,223
Due from advisor                                               0              0              0            545 (e)            545
Organization expenses, net of amortization                   545              0         29,392        (17,886)(e)         12,051
Prepaid expenses                                                          7,078              0                             7,078
TOTAL ASSETS                                          68,552,769    146,632,874     97,276,868                       255,069,431
LIABILITIES
Payables:
  Investment securities purchased                              0      4,630,188        860,191       (507,510)         4,982,869
  Distribution to shareholders                             5,218              0              0                             5,218
  Fund shares redeemed                                   193,353        106,242          9,519         (5,616)           303,498
  Due to distributor                                         985         93,823         31,151        (18,379)           107,580
  Due to advisor                                           5,110        101,206         51,050        (30,119)           127,246
  Other                                                   19,758        133,736        141,054        (83,222)           211,326
TOTAL LIABILITIES                                        224,424      5,065,195      1,092,965                         5,737,738
TOTAL NET ASSETS                                    $ 68,328,345  $ 141,567,679   $ 96,183,903                     $ 249,331,693
NET ASSETS CONSIST OF:
  Paid-in capital                                   $ 96,160,748  $ 159,187,421   $111,153,973    (65,580,533)     $ 300,921,609
  Undistributed net investment income (loss)             (31,361)    (1,841,555)      (227,438)       134,188         (1,966,166)
  Undistributed net realized gain (loss)
    on investments                                   (25,631,948)   (17,629,128)   (15,268,644)     9,008,457        (49,521,263)
  Net unrealized appreciation (depreciation)
    of investments                                    (2,169,094)     1,850,941        526,012       (310,346)          (102,487)
TOTAL NET ASSETS                                    $ 68,328,345  $ 141,567,679   $ 96,183,903                     $ 249,331,693
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                $  5,360,629  $ 101,046,521   $ 11,611,814                     $ 118,018,964
Shares outstanding - Class A                             578,171      5,570,047        604,591       (592,690)(f)      6,160,119
Net asset value per share - Class A                 $       9.27  $       18.14   $      19.21                     $       19.21
Maximum offering price per share - Class A          $       9.81  $       19.15   $      20.27                     $       20.27
Net Assets - Class B                                $  4,164,305  $  22,324,071   $ 14,181,288                     $  40,669,664
Shares outstanding - Class B                             468,049      1,015,803        748,881        (84,993)(f)      2,147,740
Net asset value and offering price per
  share - Class B                                   $       8.90  $       21.98   $      18.94                     $       18.94
Net Assets - Class C                                              $  18,197,088  $   1,485,692                     $  19,682,780
Shares outstanding - Class C                                            828,774         78,483        132,502(f)       1,039,759
Net asset value and offering price per
  share - Class C                                                 $       21.96   $      18.93                     $       18.93
Net Assets - Institutional Class                    $ 58,803,411                  $ 68,905,109   $(56,748,234)     $  70,960,286
Shares outstanding - Institutional Class               6,379,424                     3,552,679     (3,346,772)(f)      6,585,331
Net asset value and offering price per
  share - Institutional Class                       $       9.22                  $      19.40                     $       19.40

INVESTMENT AT COST                                  $ 70,693,745  $ 138,548,950   $ 96,094,882   $(56,695,712)     $ 248,641,865
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                       NORWEST
                                                   ADVANTAGE SMALL    CORE-GATEWAY       STAGECOACH
                                                    COMPANY STOCK       FEEDER        STRATEGIC GROWTH   MASTER-FEEDER
                                                         FUND        ADJUSTMENTS (a)        FUND        ADJUSTMENTS (b)
                                                   --------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                         $     653,843                     $    341,536
  Interest                                                372,208                          273,824
  Securities lending income                                68,022                                0
  Net expenses from master/core portfolios             (1,203,000)        1,203,000        (33,403)          33,403
TOTAL INVESTMENT INCOME                                  (108,927)                         581,957

EXPENSES
  Advisory fees                                                           1,139,063        877,494           27,946
  Administration fees                                      63,228            63,279        123,367
  Custody fees                                                               20,364         59,119            1,751
  Shareholder serv fees                                         0                 0        442,672
  Portfolio accounting fees                                37,500            35,518         94,238            2,739
  Transfer agency fees                                    316,149                 0        253,400
  Distribution fees                                        52,290                 0        521,071
  Organization costs                                        6,539             1,124          4,871
  Legal and audit fees                                     12,706            13,450         53,289
  Registration fees                                        17,092                 0         69,822
  Directors' fees                                           1,934               609          3,781              703
  Shareholder reports                                      11,703                 0        114,189
  Other                                                     3,006             2,738         27,843              264
TOTAL EXPENSES                                            522,147                        2,645,156
Less:
    Waived fees and reimbursed expenses fees             (165,348)          (73,144)       (45,972)
NET EXPENSES                                              356,799                        2,599,184
NET INVESTMENT INCOME (LOSS)                             (465,726)                      (2,017,227)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments     (21,845,228)                     (15,180,985)
  Net change in unrealized appreciation
      (depreciation) of investments                    (2,863,407)                        (759,869)
NET GAIN (LOSS) ON INVESTMENTS                        (24,708,635)                     (15,940,854)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $ (25,174,361)                   $ (17,958,081)
-----------------------------------------------------------------------------------------------------------------------



                                                   STAGECOACH SMALL   MASTER-FEEDER     PRO FORMA         PRO FORMA
                                                       CAP FUND      ADJUSTMENTS (c)  ADJUSTMENTS (d)     COMBINED
                                                   -----------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                         $     194,352                                      $  1,189,731
  Interest                                                411,751                                         1,057,783
  Securities lending income                                     0                                            68,022
  Net expenses from master/core portfolios                (17,630)         17,630                                 0
TOTAL INVESTMENT INCOME                                   588,473                                         2,315,536

EXPENSES
  Advisory fees                                           541,805          17,060         533,845 (g)     3,137,213
  Administration fees                                      63,783                         209,212 (g)       522,869
  Custody fees                                             44,891             653         (57,062)(g)        69,716
  Shareholder serv fees                                   234,139                           7,810 (g)       684,621
  Portfolio accounting fees                                74,960           2,583        (167,538)(g)        80,000
  Transfer agency fees                                     77,927                          72,598 (g)       720,074
  Distribution fees                                       131,937                        (156,055)(g)       549,243
  Organization costs                                       11,176                         (12,534)(g)        11,176
  Legal and audit fees                                     18,631             893         (24,742)(g)        74,227
  Registration fees                                        79,874                               0           166,788
  Directors' fees                                           3,819                          (4,417)(g)         6,429
  Shareholder reports                                      21,046                         (14,694)(g)       132,244
  Other                                                    18,456             161          (2,623)(g)        49,845
TOTAL EXPENSES                                          1,322,444                                         6,204,446
Less:
    Waived fees and reimbursed expenses fees             (341,024)         (3,720)       (641,418)(h)    (1,270,626)
NET EXPENSES                                              981,420                                         4,933,820
NET INVESTMENT INCOME (LOSS)                             (392,947)                                       (2,618,284)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments     (18,340,769)                                      (55,366,982)
  Net change in unrealized appreciation
      (depreciation) of investments                     3,700,824                                            77,548
NET GAIN (LOSS) ON INVESTMENTS                        (14,639,945)                                      (55,289,434)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $ (15,032,892)                                     $(57,907,718)
--------------------------------------------------------------------------------------------------------------------

 * The Stagecoach Strategic Growth Fund, Stagecoach Small Cap Fund, and Norwest Advantage Small Company Growth Fund are merging to form the
     Wells Fargo Small Cap Fund, historical accounting data from the Stagecoach Small Cap Fund will be kept.
(a) The Norwest Advantage Small Company Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Small Company Stock Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the Core Portfolio level.
(b) Information shown prior to December 12, 1997, is for the Overland Strategic Growth Fund which was a "Feeder Fund" investing in a "Master Portfolio", the Capital Appreciation Master Portfolio, and the expenses allocated to the Feeder have been disbursed according to the percentage of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Stagecoach Aggressive Growth Fund, the Capital Appreciation Master Portfolio was dissolved, and it was renamed the Stagecoach Strategic Growth Fund.
(c) Information shown prior to December 12, 1997, is for the Stagecoach Small Cap Fund which was a "Feeder Fund" investing in a "Master Portfolio", the Small Cap Master Portfolio, and the expenses allocated to the Feeder have been disbursed according to the percentage of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Overland Small Cap Strategy Fund, the Small Cap Master Portfolio was dissolved, and it was renamed the Stagecoach Small Cap Fund.
(d) Approximately 82% of the Stagecoach Small Cap Fund's Institutional Class shares will be converted into a collective fund prior to the merger. For purposes of this pro forma financial statement approximately 82% of the assets of the Stagecoach Small Cap Fund's Institutional Class have been removed.
(e) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(f) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(g) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(h) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
              COMMON STOCKS

              ADVERTISING
  108,425     Ha-Lo Industries
              Incorporated                                      $          0     $  1,596,875        $  1,865,948     $   3,462,823

              CAPITAL GOODS
   35,000     Activision Incorporated                           $          0     $    468,125        $          0     $     468,125
   57,700     Aspect Telecommunications                                    0                0           1,092,694         1,092,694
   17,200     Comverse Technology
              Incorporated                                                 0                0             989,000           989,000
   59,100     Concentric Network
              Corporation                                                  0        1,276,875             400,088         1,676,963
   50,000     Diamond Offshore Drilling
              Incorporated                                                 0        1,118,750                   0         1,118,750
   95,750     Henry Schein Incorporated                            1,892,150                0           1,506,975         3,399,125
  168,000     Keystone Automotive
              Industries, Incorporated                             3,202,500                0                   0         3,202,500
   30,800     Maxwell Technologies
              Incorporated                                                 0                0             820,050           820,050
   49,320     Media Arts Group
              Incorporated                                                 0                0             721,305           721,305
   48,000     Pacific Gateway Exchange                                     0        1,118,750           1,029,250         2,148,000
  200,300     SCP Pool Corporation                                 3,104,650                0                   0         3,104,650
   31,000     Stewart Enterprises
              Incorporated                                                 0                0             691,688           691,688
   25,000     Visual New Works
              Incorporated                                                 0          868,750                   0           868,750
                                                                $  8,199,300     $  4,851,250        $  7,251,050     $  20,301,600
              COMPUTER SOFTWARE
  110,000     Actuate Software
              Corporation                                       $          0     $  1,003,750        $          0     $   1,003,750
   85,000     Aris Corporation                                             0        1,391,875                   0         1,391,875
   62,300     Axent Technologies
              Incorporated                                                 0        1,107,656             516,038         1,623,694
   11,800     Bindview Development
              Corporation                                                  0                0             271,400           271,400
   35,000     BMC Software Incorporated                                    0        1,787,188                   0         1,787,188
   44,000     Broadvision Incorporated                                     0        1,171,500                   0         1,171,500
   18,950     Computer Horizons
              Corporation                                                  0                0             426,375           426,375
   36,050     Cotelligent Group
              Incorporated                                                 0                0             660,166           660,166
   82,750     Documentum Incorporated                                      0        2,523,750             956,922         3,480,672
   31,200     Excite Incorporated                                          0          734,063             792,788         1,526,851
   75,000     FVC.Com Incorporated                                         0        1,087,500                   0         1,087,500
   20,000     Galileo International
              Incorporated                                                 0          800,000                   0           800,000
   13,800     Great Plains Software
              Incorporated                                                 0                0             541,650           541,650
  205,550     IMR Global Corporation                                       0        3,612,500             755,438         4,367,938
   53,300     International Integration
              Incorporated                                                 0          570,375             209,138           779,513
   35,000     Intervu Incorporated                                         0          564,375                   0           564,375
    9,250     Ixos Software ADR                                            0                0             395,438           395,438
   60,000     Learning Company
              Incorporated                                                 0        1,743,750                   0         1,743,750
   48,800     Legato Systems
              Incorporated                                                 0        1,314,844           1,018,406         2,333,250
   26,550     Lycos Incorporated                                           0          442,500           1,123,950         1,566,450
   92,500     Micromuse Incorporated                                       0        1,596,875             513,281         2,110,156
   44,400     Neomagic Corporation                                         0                0             838,050           838,050
   18,500     Network Appliance
              Incorporated                                                 0          751,250             638,563         1,389,813
   25,550     Nova Corporation                                             0                0             812,809           812,809
   30,000     Phoenix International
              Limited                                                      0          472,500                   0           472,500
   36,300     Siebel Systems
              Incorporated                                                 0                0             880,275           880,275
   28,250     Software AG Systems
              Incorporated                                                 0                0             543,813           543,813
   60,000     Sterling Commerce
              Incorporated                                                 0        2,175,000                   0         2,175,000
   48,500     Verisign Incorporated                                        0        1,946,063                   0         1,946,063
   10,000     Yahoo Incorporated                                           0        1,920,000                   0         1,920,000
                                                                $          0     $ 28,717,314        $ 11,894,500     $  40,611,814
              CONSUMER BASIC
   90,600     Capital Senior Living
              Corporation                                       $          0     $          0        $  1,121,175     $   1,121,175

              CONSUMER - DISCRETIONARY
  145,000     Access Worldwide
              Communication Incorporated                        $          0     $  1,305,000        $          0     $   1,305,000
   26,800     Amerisource Corporation                                      0                0           1,715,200         1,715,200
   13,150     CMGI Incorporated                                            0                0           1,019,125         1,019,125
   35,550     Equity Corporation
              International                                                0                0             919,856           919,856
   55,000     Profit Recovery Group
              Incorporated                                                 0        1,856,250                   0         1,856,250
   60,000     Republic Services
              Incorporated                                                 0        1,117,500                   0         1,117,500
   20,000     Restoration Hardware
              Incorporated                                                 0          558,750                   0           558,750
   70,000     Tandy Corporation                                            0        3,154,375                   0         3,154,375
   40,450     United Road Services
              Incorporated                                                 0                0             728,100           728,100
                                                                $          0     $  7,991,875        $  4,382,281     $  12,374,156
              ELECTRICAL EQUIPMENT
   45,000     ADC Telecommunications
              Incorporated                                      $          0     $  1,344,375        $          0     $   1,344,375
   15,000     Ascend Communication
              Incorporated                                                 0          842,813                   0           842,813
   25,000     C-Cube Microsystems
              Incorporated                                                 0          654,688                   0           654,688
   85,600     Celestica Incorporated                                       0          812,500             926,250         1,738,750
   75,000     Galileo Technology Limited                                   0        1,237,500                   0         1,237,500
   18,257     Gemstar International
              Group Limited                                                0                0           1,109,113         1,109,113
   18,785     Lexmark International
              Group Incorporated                                           0        1,434,704                   0         1,434,704
   17,550     PMC - Sierra Incorporated                                    0                0             945,506           945,506
  125,157     Power Integrations
              Incorporated                                                 0        1,947,768           1,056,000         3,003,768
   32,500     Sanmina Corporation                                          0        1,618,906                   0         1,618,906
   42,400     Tekelec                                                      0                0             657,200           657,200
                                                                $          0     $  9,893,254        $  4,694,069     $  14,587,323
              ENERGY & RELATED
  100,000     AGL Resources,
              Incorporated                                      $  2,156,250     $          0        $          0     $   2,156,250
   32,200     Barret Resource
              Corporation                                                  0          366,563             420,325           786,888
  127,000     Basin Exploration,
              Incorporated                                         1,476,375                0                   0         1,476,375
   39,600     BJ Services Company                                          0                0             546,975           546,975
   39,550     CILCORP, Incorporated                                2,392,775                0                   0         2,392,775
  257,100     EEX Corporation                                        915,919                0                   0           915,919
  215,150     El Paso Electric Company                             1,990,137                0                   0         1,990,137
   43,250     Ensco International
              Incorporated                                                 0                0             413,578           413,578
   55,000     Friede Goldman
              International Incorporated                                   0          687,500                   0           687,500
   65,000     Global Industries Limited                                    0          369,688                   0           369,688
   56,250     Marine Drilling Company
              Incorporated                                                 0                0             488,672           488,672
  134,100     Ocean Energy, Incorporated                           1,089,562                0                   0         1,089,562
   55,900     Sierra Pacific Resources                             2,012,400                0                   0         2,012,400
  146,964     Stericycle, Incorporated                             2,626,982                0                   0         2,626,982

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
  210,900     Tetra Technologies,
              Incorporated                                         4,428,900                0                   0         4,428,900
   37,400     Veritas DGC Incorporated                                     0                0             546,975           546,975
   40,000     Weatherford International
              Incorporated                                                 0          730,000                   0           730,000
                                                                $ 19,089,300     $  2,153,751        $  2,416,525     $  23,659,576
              ENTERTAINMENT & LEISURE
  146,300     A.C. Nielson Corporation                          $  4,032,394     $          0        $          0     $   4,032,394
  188,025     Family Golf Centers
              Incorporated                                                 0        2,364,688           1,501,577         3,866,265
    1,230     Iwerks Entertainment
              Incorporated                                                 0            1,230                   0             1,230
    3,000     National Record Mart
              Incorporated                                                 0                0              40,500            40,500
                                                                $  4,032,394     $  2,365,918        $  1,542,077     $   7,940,389
              FINANCE
   49,900     Americredit Corporation                           $          0     $          0        $    689,244     $     689,244
   74,900     BancWest Corporation                                 3,239,425                0                   0         3,239,425
   40,000     City National Corporation                                    0        1,495,000                   0         1,495,000
   11,200     CNB Bancshares
              Incorporated                                                 0                0             485,800           485,800
   75,000     Coinstar Incorporated                                        0          478,125                   0           478,125
   56,100     Community First Bankshares                                   0                0           1,195,631         1,195,631
   30,000     Countrywide Credit
              Industries                                                   0        1,485,000                   0         1,485,000
  126,991     Downey Financial
              Corporation                                          3,301,766                0                   0         3,301,766
   69,600     Envoy Corporation                                    1,180,300        1,595,000                   0         2,775,300
   14,050     Fidelity National
              Financial Incorporated                                       0                0             461,016           461,016
   13,000     Firstar Corporation                                          0          952,250                   0           952,250
   46,950     Firstfed Financial
              Corporation                                                  0                0             833,363           833,363
   15,000     GBC Bancorp                                            373,125                0                   0           373,125
   18,000     Golf Trust of America
              Incorporated                                                 0                0             470,250           470,250
  115,200     HCC Insurance Holdings,
              Incorporated                                         2,138,400                0                   0         2,138,400
   19,100     Healthcare Financial
              Partners                                                     0                0             627,913           627,913
   43,500     Inspire Insurance
              Solutions Incorporated                                       0        1,005,000             452,250         1,457,250
  177,100     Medallion Financial
              Corporation                                          2,745,050                0                   0         2,745,050
   48,450     Metris Companies
              Incorporated                                                 0        1,168,125             448,894         1,617,019
   70,000     Mid Atlantic Medical
              Services                                                     0          621,250                   0           621,250
    9,050     Mony Group Incorporated                                      0                0             279,984           279,984
   10,000     Northern Trust Corporation                                   0          807,500                   0           807,500
   22,500     Providian Financial
              Corporation                                                  0        2,065,781                   0         2,065,781
    7,750     Reinsurance Group America
              Incorporated                                                 0                0             507,625           507,625
    9,100     SEI Investments Company                                      0                0             839,475           839,475
   18,350     Silicon Valley Bankshares                                    0                0             458,750           458,750
   25,000     SLM Holding Corporation                                      0        1,100,000                   0         1,100,000
   50,000     Sovereign Bancorporation                                     0          640,625                   0           640,625
   35,000     Towne Services
              Incorporated                                                 0          262,500                   0           262,500
   21,000     Waddle & Reed Financial                                      0                0             501,375           501,375
   89,800     Webster Financial
              Corporation                                          2,491,950                0                   0         2,491,950
   78,700     Westamerica Bancorp                                  2,843,037                0                   0         2,843,037
   15,000     Zions Bancorporation                                         0          757,500                   0           757,500
                                                                $ 18,313,053     $ 14,433,656        $  8,251,570     $  40,998,279
              FOOD & RELATED
   31,750     American Italian Pasta
              Company                                           $          0     $          0        $    801,688     $     801,688
   65,000     CEC Entertainment,
              Incorporated                                         1,925,625                0                   0         1,925,625
  131,400     CKE Restaurants
              Incorporated                                         2,697,900                0             513,188         3,211,088
   38,118     Corn Products
              International,
              Incorporated                                         1,069,686                0                   0         1,069,686
  229,150     Foodmaker, Incorporated                              4,439,781                0                   0         4,439,781
  101,300     Fresh Del Monte Produce                              2,228,600                0                   0         2,228,600
  161,100     Rainforest Cafe,
              Incorporated                                         1,117,632                0                   0         1,117,632
   20,000     Starbucks Corporation                                        0          922,500                   0           922,500
                                                                $ 13,479,224     $    922,500        $  1,314,876     $  15,716,600
              GENERAL BUSINESS
  106,900     Acxiom Corporation                                $  2,525,512     $          0        $          0     $   2,525,512
  182,050     Administaff Incorporated                                     0        3,924,063           1,002,666         4,926,729
   40,412     Allied Waste Industries
              Incorporated                                                 0                0             823,395           823,395
  112,000     Amdocs Limited                                               0        1,383,750             338,250         1,722,000
   40,900     Avis Rent-a-Car
              Incorporated                                                 0                0             861,456           861,456
   71,300     Barr Laboratories,
              Incorporated                                         3,012,425                0                   0         3,012,425
   30,500     Cambridge Tech Partners
              Incorporated                                                 0                0             636,688           636,688
   66,539     Capstar Broadcasting
              Corporation                                                  0          536,250             653,135         1,189,385
  311,500     Cash America
              International,
              Incorporated                                         5,256,563                0                   0         5,256,563
   25,000     Chancelor Media
              Corporation                                                  0          942,188                   0           942,188
  129,300     Ciber, Incorporated                                  2,917,331                0                   0         2,917,331
   60,400     Computer Task Group,
              Incorporated                                         1,630,800                0                   0         1,630,800
  143,750     Convergys Corporation                                        0        1,556,563           1,075,859         2,632,422
   80,000     Cunningham Graphics
              International
              Incorporated                                                 0        1,410,000                   0         1,410,000
   49,000     Cybershop International
              Incorporated                                                 0          906,500                   0           906,500
   29,250     Emmis Broadcasting
              Corporation                                                  0                0           1,007,297         1,007,297
   67,781     FelCor Lodging Trust,
              Incorporated                                         1,614,035                0                   0         1,614,035
  131,600     Guitar Center,
              Incorporated                                         3,010,350                0                   0         3,010,350
   48,075     Harman International
              Industries,
              Incorporated                                         2,052,202                0                   0         2,052,202
  193,975     Ivex Packaging Corporation                           3,782,513                0                   0         3,782,513
  125,550     MAPICS, Incorporated                                 2,440,378                0                   0         2,440,378
  141,600     Metamor Worldwide
              Incorporated                                                 0        2,250,313           1,103,838         3,354,151
  135,100     Michael Foods,
              Incorporated                                         3,394,387                0                   0         3,394,387
  100,000     Musicland Stores
              Corporation                                          1,693,750                0                   0         1,693,750
  156,600     OfficeMax, Incorporated                              1,663,875                0                   0         1,663,875
   25,000     Panamsat Corporation                                         0          840,625                   0           840,625
   83,000     Parexel International
              Corporation                                                  0        1,303,125             860,063         2,163,188
   66,500     QuadraMed Corporation                                1,596,000                0                   0         1,596,000
  212,300     Rayovac Corporation                                  4,909,437                0                   0         4,909,437
   59,750     Regis Corporation                                            0                0           2,001,625         2,001,625
   38,250     Security Dynamics
              Technologies
              Incorporated                                                 0                0             583,313           583,313
  152,450     Smart Modular Technologies
              Incorporated                                                 0        2,087,500           1,094,894         3,182,394
   50,250     Staffmark Incorporated                                       0          232,500             935,813         1,168,313
  276,500     Sunstone Hotel Investors,
              Incorporated                                         2,937,813                0                   0         2,937,813
   76,000     Swift Transportation,
              Incorporated                                         1,667,250                0                   0         1,667,250
  137,250     Sykes Enterprises,
              Incorporated                                         2,779,313                0                   0         2,779,313
  160,600     Systems & Computers
              Technologies                                         2,930,950                0                   0         2,930,950
  110,000     Teletech Holdings
              Incorporated                                                 0        1,003,750                   0         1,003,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
   43,500     TMP Worldwide Incorporated                                   0                0           1,392,000         1,392,000
   93,000     True North Communications,
              Incorporated                                         2,615,625                0                   0         2,615,625
   84,600     United Stationers,
              Incorporated                                         2,241,900                0                   0         2,241,900
  108,950     Valassis Communications,
              Incorporated                                         4,671,231                0                   0         4,671,231
   37,400     Veterinary Centers of
              America                                                      0                0             687,225           687,225
   26,150     Wackenhut Corrections
              Corporation                                                  0                0             706,050           706,050
   44,000     Young & Rubicam
              Incorporated                                                 0        1,314,500                   0         1,314,500
                                                                $ 61,343,640     $ 19,691,627        $ 15,763,567     $  96,798,834
              HEALTHCARE
  101,900     Access Health,
              Incorporated                                      $  3,655,662     $          0        $          0     $   3,655,662
  151,200     American Retirement
              Corporation                                          2,371,950                0                   0         2,371,950
   49,000     Covance Incorporated                                         0                0           1,225,000         1,225,000
   45,000     Health Management
              Associates Incorporated                                      0          975,938                   0           975,938
   37,750     Jones Pharmaceutical
              Incorporated                                                 0                0           1,359,000         1,359,000
   65,000     Laser Vision Centers
              Incorporated                                                 0        1,157,813                   0         1,157,813
   19,950     Medicis Pharmaceutical                                       0                0           1,256,850         1,256,850
   90,000     Oxford Health Plans
              Incorporated                                                 0          995,625                   0           995,625
   60,000     Pharmaceutical Product
              Development                                                  0        1,717,500                   0         1,717,500
  294,400     Phycor, Incorporated                                 1,803,200                0                   0         1,803,200
   30,341     Renal Care Group
              Incorporated                                                 0                0             815,414           815,414
   66,300     Serologicals Corporation                                     0        1,028,125             919,438         1,947,563
  125,000     Somnus Medical
              Technologies Incorporated                                    0          367,188                   0           367,188
   15,000     Sunrise Assisted Living
              Incorporated                                                 0          646,875                   0           646,875
   45,900     Trigon Healthcare,
              Incorporated                                         1,701,169                0                   0         1,701,169
                                                                $  9,531,981     $  6,889,064        $  5,575,702     $  21,996,747
              MANUFACTURING - PROCESSING
   20,000     AES Corporation                                   $          0     $    915,000        $          0     $     915,000
   40,000     Biochem Pharmaceutical
              Incorporated                                                 0          975,000                   0           975,000
   10,000     Bowater Incorporated                                         0          395,000                   0           395,000
   74,700     Brooks Automation,
              Incorporated                                         1,195,200                0                   0         1,195,200
   16,500     Calmat Company                                               0                0             507,375           507,375
   15,400     Cambrex Corporation                                          0                0             431,200           431,200
   28,000     Commercial Fed Corporation                                   0                0             642,250           642,250
   50,000     Compuware Corporation                                        0        3,112,500                   0         3,112,500
   20,000     Conseco Incorporated                                         0          662,500                   0           662,500
   30,800     CSK Auto Parts                                               0                0             858,550           858,550
   35,000     Electronics For Imaging
              Incorporated                                                 0          938,438                   0           938,438
   20,000     General Cable Corporation                                    0          380,000                   0           380,000
   15,900     Hubco Incorporated                                           0                0             429,300           429,300
   62,500     Keane Incorporated                                           0        1,796,875                   0         1,796,875
   30,000     Mettler-Toledo
              International Incorporated                                   0          787,500                   0           787,500
   26,650     Metzler Group Incorporated                                   0                0           1,105,975         1,105,975
   51,000     OEA Incorporated                                             0          522,500             143,688           666,188
  100,000     Office Depot Incorporated                                    0        3,250,000                   0         3,250,000
   46,800     Policy Management System
              Corporation                                                  0          894,688           1,497,963         2,392,651
   35,000     SCI Systems Incorporated                                     0        1,701,875                   0         1,701,875
   55,000     Seagate Technology                                           0        1,622,500                   0         1,622,500
    6,100     Sepracor Incorporated                                        0                0             506,300           506,300
       11     Tyco International Limited                                   0              751                   0               751
                                                                $  1,195,200     $ 17,955,127        $  6,122,601     $  25,272,928
              MEDICAL EQUIPMENT & SUPPLIES
   25,000     Biomatrix Incorporated                            $          0     $  1,214,054        $          0     $   1,214,054
   57,350     Closure Medical Corporation                                  0          920,000             399,050         1,319,050
   22,600     Cohu, Incorporated                                     514,150                0                   0           514,150
   20,000     Guidant Corporation                                          0        1,716,250                   0         1,716,250
  161,450     Maxxim Medical Incorporated                          3,847,700                0             551,813         4,399,513
   48,950     Ocular Sciences Incorporated                                 0          337,500             763,875         1,101,375
   40,000     PSS World Medical
              Incorporated                                                 0          830,000                   0           830,000
                                                                $  4,361,850     $  5,017,804        $  1,714,738     $  11,094,392
              PHARMACEUTICALS
   22,500     Cardinal Health Incorporated                      $          0     $  1,544,063        $          0     $   1,544,063
   44,300     Coulter Pharmaceutical
              Incorporated                                                 0          851,250             405,763         1,257,013
   12,500     Elan PLC ADR                                                 0          851,563                   0           851,563
    6,850     MedImmune Incorporated                                       0                0             458,094           458,094
   42,650     Pharmacyclics Incorporated                                   0                0             741,044           741,044
                                                                $          0     $  3,246,876        $  1,604,901     $   4,851,777
              RETAIL & RELATED
   24,801     99 Cents Only Stores                              $          0     $          0        $  1,066,441     $   1,066,441
   24,400     Ames Department Stores
              Incorporated                                                 0                0             579,500           579,500
   49,450     Barnes & Noble Incorporated                                  0          828,125             809,906         1,638,031
   20,000     Circuit City Stores
              Incorporated                                                 0          723,750                   0           723,750
   46,675     Claire's Stores,
              Incorporated                                           793,475                0                   0           793,475
   35,950     Cost Plus Incorporated                                       0                0           1,186,350         1,186,350
   30,000     Hollywood Entertainment
              Corporation                                                  0          720,000                   0           720,000
   40,100     Just for Feet Incorporated                                   0                0             907,263           907,263
  124,975     Oshkosh B'Gosh, Incorporated                         2,999,400                0                   0         2,999,400
   10,000     Rite-Aid Corporation                                         0          463,750                   0           463,750
   20,000     Ross Stores Incorporated                                     0          727,500                   0           727,500
   32,492     Zale Corporation                                             0                0             930,084           930,084
                                                                $  3,792,875     $  3,463,125        $  5,479,544     $  12,735,544
              SHELTER
   11,750     BJ's Wholesale Club
              Incorporated                                      $          0     $          0        $    453,109     $     453,109
  122,000     Brookdale Living Communities
              Incorporated                                                 0        1,638,750             465,750         2,104,500
   28,100     Dal-Tile International
              Incorporated                                                 0                0             242,363           242,363
   10,000     Martin Mareitta Materials
              Incorporated                                                 0          485,000                   0           485,000
                                                                $          0     $  2,123,750        $  1,161,222     $   3,284,972
              TELECOMMUNICATIONS
   41,300     Applied Micro Circuits
              Corporation                                       $          0     $          0        $  1,383,550     $   1,383,550
  114,400     COMSAT Corporation                                   4,075,500                0                   0         4,075,500
   99,250     International
              Telecommunication Data
              Systems Incorporated                                 1,617,863                0             826,169         2,444,032
   34,500     ITC Deltacom Incorporated                                    0                0             541,219           541,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
   15,650     L-3 Communications
              Corporation                                                  0                0             729,681           729,681
   33,950     Level One Communications
              Incorporated                                                 0                0           1,050,316         1,050,316
   48,800     MasTec, Incorporated                                 1,134,600                0                   0         1,134,600
   26,500     National Data Corporation                                    0                0             990,438           990,438
   98,550     Star Telecommunications
              Incorporated                                                 0          675,000             655,425         1,330,425
   24,000     Superior Telecom
              Incorporated                                                 0                0           1,044,000         1,044,000
                                                                $  6,827,963     $    675,000        $  7,220,798     $  14,723,761
              TRANSPORTATION
   64,000     Atlantic Coast Airlines
              Incorporated                                      $          0     $    761,250        $    862,750     $   1,624,000
   25,900     MotivePower Industries,
              Incorporated                                           788,331                0                   0           788,331
   50,000     Wisconsin Central
              Transportation Corporation                                   0          906,250                   0           906,250
                                                                $    788,331     $  1,667,500        $    862,750     $   3,318,581
              UTILITIES
   20,000     Frontier Corporation                              $          0     $    602,500        $          0     $     602,500
   70,000     R&B Falcon Corporation                                       0          643,125                   0           643,125
                                                                $          0     $  1,245,625        $          0     $   1,245,625
              TOTAL COMMON STOCKS                               $150,955,111     $134,901,891        $ 90,239,894     $ 376,096,896

              REPURCHASE AGREEMENTS
$10,318,000   Goldman Sachs Pooled
              Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.25%   12/1/98   $          0     $  5,494,000        $  4,824,000     $  10,318,000
  1,014,000   HSBC Securities Incorporated
              Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.15    12/1/98              0                0           1,014,000         1,014,000
    389,000   JP Morgan Securities
              Incorporated
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.15    12/1/98              0            4,000             385,000           389,000
    158,000   Morgan Stanley & Company
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.23    12/1/98              0                0             158,000           158,000
 15,309,274   NationsBanc Montgomery
              Securities, Incorporated        5.50    12/1/98   $ 15,309,274     $          0        $          0     $  15,309,274
                                                                $ 15,309,274     $  5,498,000        $  6,381,000     $  27,188,274

              INVESTMENTS IN SECURITIES
              PRIOR TO PRO FORMA ADJUSTMENTS                    $166,264,385     $140,399,891        $ 96,620,894     $ 403,285,170

PRO FORMA ADJUSTMENTS

              To Securities at Market Value                     $(97,264,665)    $          0        $(57,006,327)    $(154,270,992)
              From Other Assets and
              Liablities from Core Portfolio                        (475,069)               0                   0          (475,069)
                                                                $(97,739,734)(c) $          0        $(57,006,327)(d) $(154,746,061)

              TOTAL INVESTMENTS IN SECURITIES                   $ 68,524,651     $140,399,891        $ 39,614,567     $ 248,539,109
              (Cost $305,337,577)


          (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
          (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
          (c) The Norwest Advantage Small Company Stock Fund invests directly into and comprises 41.5% of the Norwest Small Company Stock Portfolio's net assets.
          (d) Approximately 82% of the Stagecoach Small Cap Fund's Institutional Class shares will be converted into a collective fund prior to the merger.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                 NORWEST
                                                ADVANTAGE         NORWEST              NORWEST
                                             STRATEGIC VALUE     ADVANTAGE TOTAL   ADVANTAGE INCOME     PRO FORMA      PRO FORMA
                                                 BOND FUND      RETURN BOND FUND         FUND          ADJUSTMENTS      COMBINED
                                             -------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value
     (see cost below)                           $ 9,529,319        $ 108,662,726     $ 358,962,476                   $ 477,154,521
   Cash                                                   0                    0                18                              18
Receivables:
   Dividends and Interest                                 0                    0         4,360,240                       4,360,240
   Fund shares sold                                     130               57,946           494,466                         552,542
   Investment securities sold                             0                    0            36,342                          36,342
Due from advisor                                          0                    0                 0       4,699 (c)           4,699
Organization expenses,
   net of amortization                                4,154                  545                 0      (4,699)(c)               0
TOTAL ASSETS                                      9,533,603          108,721,217       363,853,542                     482,108,362
LIABILITIES
Payables:
   Investment securities purchased                        0                    0         3,018,247                       3,018,247
   Distribution to shareholders                           0              413,738         1,503,079                       1,916,817
   Fund shares redeemed                              35,036               36,030           496,347                         567,413
   Due to distributor                                     0                4,961            36,784                          41,745
   Due to advisor                                       766                6,074           174,481                         181,321
   Other                                              8,241               12,453            50,640                          71,334
TOTAL LIABILITIES                                    44,043              473,256         5,279,578                       5,796,877
TOTAL NET ASSETS                                $ 9,489,560        $ 108,247,961     $ 358,573,964                   $ 476,311,485
NET ASSETS CONSIST OF:
   Paid-in capital                              $ 9,311,013        $ 104,965,813     $ 356,662,038                   $ 470,938,864
   Undistributed net investment
     income (loss)                                   10,428              (15,111)           14,155                           9,472
   Undistributed net realized gain
      (loss) on investments                           7,160            2,400,743        (7,765,074)                     (5,357,171)
   Net unrealized appreciation
      (depreciation) of investments                 160,959              896,516         9,662,845                      10,720,320
TOTAL NET ASSETS                                $ 9,489,560        $ 108,247,961     $ 358,573,964                   $ 476,311,485
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                               $   1,551,695     $  10,298,744                   $  11,850,439
Shares outstanding - Class A                                             158,911         1,027,900     154,788 (d)       1,341,599
Net asset value per share - Class A                                $        9.76     $       10.02                   $       10.02
Maximum offering price per share - Class A                         $       10.17     $       10.44                   $       10.44
Net Assets - Class B                                               $   3,320,169     $   6,588,372                   $   9,908,541
Shares outstanding - Class B                                             339,417           658,616     331,950 (d)       1,329,983
Net asset value and offering price per
   share - Class B                                                 $        9.78     $       10.00                   $       10.00
Net Assets - Institutional Class                $ 9,489,560        $ 103,376,097     $ 341,686,848                   $ 454,552,505
Shares outstanding - Institutional Class            910,170           10,572,792        34,133,994    (204,742)(d)      45,412,214
Net asset value and offering price per
   share - Institutional Class                  $     10.43        $        9.78     $       10.01                   $       10.01

INVESTMENT AT COST                              $ 9,368,360        $ 107,766,210     $ 349,299,631                   $ 466,434,201
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                        NORWEST
                                       ADVANTAGE                            NORWEST                             NORWEST
                                    STRATEGIC VALUE    CORE-GATEWAY    ADVANTAGE TOTAL     CORE-GATEWAY    ADVANTAGE INCOME
INVESTMENT INCOME                      BOND FUND      ADJUSTMENTS(a)   RETURN BOND FUND    ADJUSTMENTS(b)        FUND
                                    -----------------------------------------------------------------------------------------
  Interest                             $ 512,327                          $ 7,757,141                         $ 21,097,752
  Securities lending income                1,375                               32,550                               82,916
  Net expenses from master/core
    portfolios                           (43,997)           43,997           (654,508)         654,508                   0
TOTAL INVESTMENT INCOME                  469,705                            7,135,183                           21,180,668

EXPENSES
  Advisory fees                                0            38,806                  0          577,292           1,540,926
  Administration fees                      3,898             3,881             58,358           57,728             308,184
  Custody fees                                 0             1,282                  0           19,065              45,818
  Shareholder serv fees                        0                 0                  0                0                   0
  Portfolio accounting fees               15,500             2,771             37,500           41,216              83,000
  Transfer agency fees                    19,494                 0            291,787           12,265             770,464
  Distribution fees                            0                 0             27,338                0              49,939
  Organization costs                       1,096                 0              6,539                0                   0
  Legal and audit fees                     5,105               824             19,688                0              18,264
  Registration fees                        7,383                 0             14,773                0              25,943
  Directors' fees                             99                37              1,633              549               4,102
  Shareholder reports                        172                 0             11,703                0              21,192
  Other                                       44               136                352            2,019              12,716
TOTAL EXPENSES                            52,791                              469,671                            2,880,548
Less:
    Waived fees and reimbursed
      expenses fees                      (30,606)           (3,739)          (229,312)         (55,626)           (532,017)
NET EXPENSES                              22,185                              240,359                            2,348,531
NET INVESTMENT INCOME (LOSS)             447,520                            6,894,824                           18,832,137

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                    6,537                            2,582,335                            8,676,066
  Net change in unrealized
      appreciation (depreciation)
      of investments                     143,807                             (400,040)                           1,907,127
NET GAIN (LOSS) ON INVESTMENTS           150,344                            2,182,295                           10,583,193
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS             $ 597,864                          $ 9,077,119                         $ 29,415,330


                                      PRO FORMA     PRO FORMA
INVESTMENT INCOME                    ADJUSTMENTS    COMBINED
                                    ---------------------------
  Interest                                        $ 29,367,220
  Securities lending income                            116,841
  Net expenses from master/core
    portfolios                                               0
TOTAL INVESTMENT INCOME                             29,484,061

EXPENSES
  Advisory fees                        6,465 (e)     2,163,490
  Administration fees                216,998 (e)       649,047
  Custody fees                        20,375 (e)        86,540
  Shareholder serv fees               45,085 (e)        45,085
  Portfolio accounting fees          (99,987)(e)        80,000
  Transfer agency fees              (854,844)(e)       239,166
  Distribution fees                  (19,319)(e)        57,958
  Organization costs                  (7,635)(e)             0
  Legal and audit fees               (10,970)(e)        32,911
  Registration fees                        0            48,099
  Directors' fees                          9 (e)         6,429
  Shareholder reports                 (3,307)(e)        29,760
  Other                                 (764)(e)        14,502
TOTAL EXPENSES                                       3,452,989
Less:
    Waived fees and reimbursed
      expenses fees                  746,590 (f)      (104,710)
NET EXPENSES                                         3,348,279
NET INVESTMENT INCOME (LOSS)                        26,135,782

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                             11,264,938
  Net change in unrealized
      appreciation (depreciation)
      of investments                                 1,650,894
NET GAIN (LOSS) ON INVESTMENTS                      12,915,832
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $ 39,051,614

--------------------------------------------------------------------------------
 * The Norwest Advantage Income Fund, Norwest Advantage Total Return Bond Fund, and Norwest Advantage Performa Strategic Value Bond Fund are merging to form the Wells Fargo Income Fund, historical accounting data from the Norwest Advantage Income Fund will be kept.
(a) The Norwest AdvantagePerforma Strategic Value Bond Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Strategic Value Bond Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the Core Portfolio level.
(b) The Norwest Advantage Total Return Bond Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Strategic Value Bond Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the Core Portfolio level.
(c) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(d) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)
             ASSET BACKED SECURITIES
$ 3,000,000  Aesop Funding II LLC, Series 1998-1 A,               6.14%    5/20/06   $   3,049,335   $          0    $   3,049,335
  3,500,000  Chevy Chase Master Credit Card Trust,                                                                               0
             Series 1998-6 A                                      5.54     9/15/04       3,461,172              0        3,461,172
  2,000,000  Dollar Thrifty Rent A Car                            6.70     9/25/07       2,023,126              0        2,023,126
  3,237,000  EQCC Home Equity Loan Trust,                                                                                        0
             Series 1998-1 A6F                                    6.25    12/15/07       3,257,150              0        3,257,150
  4,998,518  First Plus Home Loan Trust, Series 1996-2 A5         7.47     2/20/11               0      5,171,767        5,171,767
  3,784,440  First USA Consumer Trust, Class A                    6.50     9/15/02               0      3,790,355        3,790,355
  7,000,000  Green Tree Financial Corporation, Series 1997-6 A7   7.14     1/15/29               0      7,644,490        7,644,490
  2,919,881  Green Tree Financial Corporation, Series 1997-7 A8   6.86     9/15/16       2,958,992              0        2,958,992
  2,000,000  Loop Funding Master Trust, Series 1997-AER B1        5.62    12/26/07       1,975,938              0        1,975,938
  5,000,000  Premier Auto Trust, Series 1998-2 A3                 5.77      1/6/02               0      5,046,800        5,046,800
  2,000,000  Oakwood Mortgage Investors, Incorporated,                                                                           0
             Series 1995-A A3                                     7.10     9/15/20       2,086,944              0        2,086,944
  1,171,873  Sequoia Mortgage Trust, Series 2 A1                  6.42    10/25/24       1,161,075              0        1,161,075

             TOTAL ASSET BACKED SECURITIES                                           $  19,973,732   $ 21,653,412    $   41,627,144

             COLLATERALIZED MORTGAGE OBLIGATIONS
$ 1,500,000  Bear Stearns Structured Securities, Incorporated,
             Series 1997-2 1A2                                    7.00%    8/25/36   $   1,522,734   $          0    $   1,522,734
  1,943,777  FAMC, Series CS-1012 1                               7.06     7/25/02       2,016,669              0        2,016,669
  2,500,000  FHLMC Structured Pass Through Securities,
             Series T-8 A4                                        7.00     8/15/13       2,561,550              0        2,561,550
  2,300,000  GNMA, Series 1998-14 PD                              6.00     6/20/23       2,319,263              0        2,319,263
  4,000,000  MLMI, Incorporated, Series 1997-C1 A3                7.12     6/18/29       4,293,220              0        4,293,220
  1,571,077  Vendee Mortgage Trust, Series 1992-2 G               7.25     2/15/19       1,648,828              0        1,648,828
  4,500,000  Vendee Mortgage Trust, Series 1994-1 2E              6.50     1/15/17       4,577,580              0        4,577,580
  3,500,000  Vendee Mortgage Trust, Series 1996-2 1E              6.75     5/15/20       3,591,375              0        3,591,375

             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               $  22,531,219   $          0    $  22,531,219

             CORPORATE BONDS & NOTES
$ 3,000,000  AEP Resources, Incorporated                          6.50%    12/1/03   $           0   $  3,024,090    $   3,024,090
    750,000  AK Steel Corporation                                 9.13    12/15/06         795,000              0          795,000
  2,500,000  Alabama Power Company                                5.35    11/15/03               0      2,501,000        2,501,000
  6,000,000  AMBAC, Incorporated                                  9.38      8/1/11               0      7,975,200        7,975,200
    300,000  American Express Credit                              7.38      2/1/99               0        301,010          301,010
  6,000,000  American Home Products Corporation                   7.25      3/1/23               0      6,767,700        6,767,700
  1,250,000  American Standard Cos., Incorporated                 7.13     2/15/03       1,257,504              0        1,257,504
  3,100,000  Amoco Canada                                         7.25     12/1/02               0      3,338,111        3,338,111
  2,500,000  Applied Materials, Incorporated                      7.00      9/6/05       2,640,355              0        2,640,355
    525,000  Aramark Services, Incorporated                       6.75      8/1/04         528,240              0          528,240
  3,000,000  Associates Corp of North America                     6.25     11/1/08               0      3,093,660        3,093,660
  1,000,000  Atlas Air, Incorporated                              9.25     4/15/08       1,002,500              0        1,002,500
  4,000,000  Bank of Boston Corporation                           6.63     12/1/05               0      4,180,520        4,180,520
  1,000,000  Barrett Resources Corporation                        7.55      2/1/07       1,020,423              0        1,020,423
  2,000,000  Bausch & Lomb, Incorporated                          6.75    12/15/04       2,095,896              0        2,095,896
  3,000,000  Bayerische Landesbank, New York                      6.20      2/9/06               0      3,088,890        3,088,890
  2,000,000  Bear Stearns Company, Incorporated                   6.13      2/1/03       2,012,008              0        2,012,008
    500,000  Buckeye Technologies, Incorporated                   8.50    12/15/05         522,500              0          522,500
  1,000,000  Calenergy Company, Incorporated                      7.23     9/15/05       1,025,929              0        1,025,929
    100,000  Central Power & Light Corporation                    6.63      7/1/05               0        105,682          105,682
    500,000  Chancellor Media Group                               9.38     10/1/04         520,000              0          520,000
  3,000,000  Charles Schwab Corporation                           6.88      9/2/03       3,138,114              0        3,138,114
  3,500,000  CIT Group, Incorporated                              5.91    11/23/05               0      3,525,725        3,525,725
    100,000  Citigroup, Incorporated                              8.63      2/1/07               0        117,934          117,934
  4,550,000  Clear Channel Communications, Incorporated           7.25    10/15/27               0      4,495,218        4,495,218
  3,000,000  Colgate-Palmolive Company                            5.58     11/6/08               0      3,038,610        3,038,610
  5,000,000  Connecticut Light & Power                            7.88      6/1/01               0      5,235,350        5,235,350
  3,000,000  Continental Airlines                                 6.80      7/2/07       3,051,315              0        3,051,315
  2,500,000  Corestates Capital Corporation                       9.63     2/15/01       2,706,805              0        2,706,805
    100,000  Countrywide Funding Corporation                      6.05      3/1/01               0        100,009          100,009
  2,500,000  Dayton Hudson Company                                5.90     6/15/37       2,525,105              0        2,525,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)


  2,000,000  Dean Witter Discover & Company                       6.75      1/1/16               0      2,123,460        2,123,460
  4,800,000  Dillard Department Stores, Incorporated              9.13      8/1/11               0      5,908,272        5,908,272
  1,420,000  Eli Lilly & Company                                  6.25     3/15/03               0      1,486,996        1,486,996
  3,000,000  Equitable Life Assurance Society                     6.95     12/1/05       3,178,857              0        3,178,857
  2,000,000  Farmers Exchange Capital                             7.20     7/15/48       2,027,058              0        2,027,058
    500,000  Federal Mogul Corporation                            7.50      7/1/04         496,435              0          496,435
  2,500,000  First Bank Systems, Incorporated                     8.00      7/2/04       2,780,523              0        2,780,523
  1,500,000  Flowers Industries, Incorporated                     7.15     4/15/28               0      1,582,035        1,582,035
  3,000,000  Ford Motor Credit Company                            7.00     9/25/01               0      3,122,520        3,122,520
  1,000,000  Fred Meyer, Incorporated                             7.38      3/1/05       1,049,004              0        1,049,004
  6,000,000  General Electric Capital Corporation                 8.70     2/15/03               0      6,787,260        6,787,260
  3,000,000  General Motors Acceptance Corporation                5.75    11/10/03               0      3,024,180        3,024,180
  2,000,000  Genfinance Luxembourg SA                             6.34     5/29/49       1,930,000              0        1,930,000
     50,000  Great Atlantic & Pacific Tea                         7.70     1/15/04               0         51,263           51,263
  3,000,000  Gruma SA de CV                                       7.63    10/15/07               0      2,746,050        2,746,050
    500,000  GS Escrow Corporation                                7.13      8/1/05         493,556              0          493,556
    305,000  GTE North, Incorporated                              5.50     2/15/99               0        305,241          305,241
  3,000,000  Hilton Hotels Corporation                            7.50    12/15/17               0      2,868,570        2,868,570
    500,000  HMH Properties                                       7.88      8/1/05         498,750              0          498,750
    700,000  Imperial Oil Ltd.                                    8.30     8/20/01               0        753,627          753,627
    200,000  Kentucky Utility                                     5.95     6/15/00               0        202,678          202,678
  5,000,000  Key Bank N.A.                                        6.50     4/15/08               0      5,331,600        5,331,600
  1,000,000  Kroger Company                                       8.15     7/17/06       1,123,848              0        1,123,848
  1,200,000  Lehman Brothers Holdings                             6.63    12/27/02               0      1,206,912        1,206,912
  7,000,000  Lehman Brothers Holdings                             8.50      8/1/15               0      7,715,050        7,715,050
  2,000,000  Levi Strauss & Company                               6.80     11/1/03       2,028,592              0        2,028,592
  2,500,000  Lincoln National Corporation                         7.00     3/15/18       2,579,448              0        2,579,448
     50,000  Louisiana Power & Light                              7.50      1/1/02               0         50,358           50,358
    500,000  Lyondell Petrochemical                               9.80      2/1/20         508,280              0          508,280
  1,000,000  Mallinckrodt, Incorporated                           6.30     3/15/01       1,004,720              0        1,004,720
  2,500,000  Massachusetts Institute of Technology                7.25     11/2/96       2,972,390              0        2,972,390
    250,000  McDonald's Corporation                               7.38     7/15/02               0        252,690          252,690
  6,800,000  Merck & Company, Incorporated                        6.40      3/1/28               0      7,330,128        7,330,128
  4,000,000  Merrill Lynch & Company, Incorporated                6.88    11/15/18               0      4,212,200        4,212,200
    750,000  MGM Grand, Incorporated                              6.95      2/1/05         720,243              0          720,243
    250,000  Midland Bank plc                                     6.95     3/15/11               0        265,260          265,260
    500,000  Morgan Guaranty Trust Company                        7.38      2/1/02               0        530,530          530,530
  5,000,000  Motorola, Incorporated                               6.50    11/15/28               0      5,161,200        5,161,200
  1,000,000  Nabisco, Incorporated                                6.00     2/15/11       1,003,564              0        1,003,564
  4,650,000  Nabisco, Incorporated                                7.05     7/15/07               0      4,760,856        4,760,856
  2,000,000  Nabisco, Incorporated                                7.55     6/15/15               0      2,013,080        2,013,080
    150,000  National Rural Utilities                             6.50     9/15/02               0        157,210          157,210
  3,000,000  National Rural Utilities                             5.00     10/1/02               0      2,983,290        2,983,290
  5,000,000  NationsBank Corporation                              7.80     9/15/16               0      5,842,000        5,842,000
    140,000  New York Telephone Company                           6.13     1/15/10               0        145,072          145,072
  3,000,000  News America Holdings                                8.88     4/26/23               0      3,665,460        3,665,460
    500,000  Niagara Mohawk Power                                 7.38      7/1/03         512,290              0          512,290
    250,000  Northern Illinois Gas                                5.88      5/1/00               0        250,113          250,113
  1,000,000  Northwest Airlines Corporation                       8.38     3/15/04       1,019,026              0        1,019,026
    400,000  Ohio Bell Telephone Company                          5.75      5/1/00               0        402,936          402,936
  2,225,000  Old Kent Financial Corporation                       6.63    11/15/05       2,329,335              0        2,329,335
  7,500,000  Oracle Corporation                                   6.72     2/15/04       2,609,675      5,219,350        7,829,025
    750,000  Outdoor Systems, Incorporated                        8.88     6/15/07         798,750              0          798,750
  1,000,000  Owens-Illinois, Incorporated                         7.85     5/15/04       1,041,011              0        1,041,011
    585,000  Pennsylvania Power & Light Company                   6.88      3/1/04               0        629,413          629,413
  2,000,000  Pep Boys                                             6.71     11/3/04       2,037,024              0        2,037,024
  2,500,000  Philip Morris Cos., Incorporated                     7.50      4/1/04       2,684,300              0        2,684,300
    100,000  Philip Morris, Incorporated                          6.00     7/15/01               0        101,244          101,244
  5,000,000  PNC Bank Corporation                                 6.50      5/1/08               0      5,258,200        5,258,200
  1,400,000  Potomac Capital Investment                           7.05     10/2/01       1,433,834              0        1,433,834
  2,000,000  Premark International, Incorporated                  6.88    11/15/08               0      2,038,100        2,038,100
  1,250,000  Premier Parks, Incorporated                          9.25      4/1/06       1,320,313              0        1,320,313
  3,000,000  Province of British Columbia                         5.38    10/29/08               0      2,994,150        2,994,150
  3,000,000  Province of Ontario                                  5.50     10/1/08               0      3,022,410        3,022,410
  1,750,000  Prudential Insurance Company                         7.65      7/1/07       1,909,433              0        1,909,433
  1,000,000  R & B Falcon Corporation                             6.75     4/15/05         958,963              0          958,963
    500,000  Randall's Food Markets                               9.38      7/1/07         542,500              0          542,500


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)
  2,000,000  Raytheon Company                                     5.95     3/15/01       2,028,244              0        2,028,244
    500,000  Regal Cinemas, Incorporated                          9.50      6/1/08         527,500              0          527,500
  2,500,000  Reinsurance Group of America                         7.25      4/1/06       2,724,525              0        2,724,525
  2,500,000  Reliastar Financial Corporation                      7.13      3/1/03       2,593,290              0        2,593,290
     15,000  Republic of Italy                                    6.00     9/27/03               0         15,453           15,453
     85,000  RJR Nabisco, Incorporated                            8.75     8/15/05               0         87,708           87,708
  3,000,000  Royal Caribbean Cruises                              7.13     9/18/02       3,061,404              0        3,061,404
  7,000,000  Royal Caribbean Cruises                              7.25     8/15/06               0      7,143,430        7,143,430
    500,000  Sinclair Broadcast Group                             8.75    12/15/05         507,500              0          507,500
    200,000  Southwest Airlines                                   7.88      9/1/07               0        228,566          228,566
    100,000  Southwest Bell Telephone                             6.63     7/15/07               0        107,418          107,418
  1,500,000  Sprint Capital Corporation                           6.88    11/15/28               0      1,579,875        1,579,875
  2,500,000  Susa Partnership LP                                  8.20      6/1/17       2,520,440              0        2,520,440
  1,000,000  Teekay Shipping Corporation                          8.32      2/1/08       1,002,500              0        1,002,500
  1,000,000  Tenet Healthcare Corporation                         7.88     1/15/03       1,024,651              0        1,024,651
  2,500,000  Tenneco, Incorporated                               10.08      2/1/01       2,714,267              0        2,714,267
  2,500,000  Terra Nova (U.K.) Holdings                           7.20     8/15/07       2,597,740              0        2,597,740
  1,875,000  Texas Utilities Company                              6.20     10/1/02       1,916,833              0        1,916,833
    100,000  Time Warner Entertainment                            7.25      9/1/08               0        109,419          109,419
  1,400,000  Tommy Hilfiger                                       6.50      6/1/03       1,381,158              0        1,381,158
  7,000,000  Tosco Corporation                                    7.80      1/1/27               0      7,948,570        7,948,570
  1,500,000  Toyota Motor Credit Corporation                      5.63    11/13/03               0      1,517,010        1,517,010
  1,250,000  Tricon Global Restaurants                            7.65     5/15/08       1,294,067              0        1,294,067
  1,000,000  Triton Energy Ltd. Corporation                       8.75     4/15/02         962,500              0          962,500
  4,500,000  Tyco International Group                             5.88     11/1/04               0      4,483,125        4,483,125
  2,500,000  United Telecommunications, Incorporated              9.50      4/1/03       2,879,247              0        2,879,247
  3,500,000  Van Kampen, CLO-I                                    5.62     10/8/07       3,465,339              0        3,465,339
    800,000  Wachovia Corporation                                 7.00    12/15/99               0        812,672          812,672
  5,000,000  Wal-Mart Stores, Incorporated                        9.10     7/15/00               0      5,315,700        5,315,700
  4,500,000  Walt Disney Company                                  5.25     12/1/03               0      4,513,725        4,513,725
  1,000,000  Western Financial Savings                            8.50      7/1/03         845,586              0          845,586
  2,000,000  Whitman Corporation                                  7.29     9/15/26       2,159,668              0        2,159,668
  2,000,000  Williams Cos., Incorporated                          6.13     2/15/02       2,036,024              0        2,036,024
  3,500,000  Wisconsin Power & Light                              5.70    10/15/08               0      3,560,480        3,560,480
     65,000  WMC Finance USA                                      6.50    11/15/03               0         67,213           67,213
  3,800,000  Worldcom, Incorporated                               6.40     8/15/05               0      3,952,456        3,952,456
  3,000,000  Yorkshire Power Finance                              6.15     2/25/03               0      3,027,810        3,027,810

             TOTAL CORPORATE BONDS & NOTES                                           $ 106,675,899   $197,860,303    $ 304,536,202

             INVESTMENT IN LIMITED PERTNERSHIP
$   616,000  PPM America CBO II                                           12/18/04   $     660,352   $          0    $     660,352

             MORTGAGE BACKED SECURITIES
             FFCB
$   250,000  FFCB                                                 6.28%    1/22/01   $           0   $    257,017    $     257,017

             FHLMC
$   205,000  FHLMC                                                7.13%    7/21/99   $           0   $    207,688    $     207,688
    100,000  FHLMC                                                7.05      6/8/05               0        102,594          102,594
  8,068,364  FHLMC #C80461                                        7.00     1/19/05               0      8,242,318        8,242,318
  7,744,436  FHLMC #D70924                                        6.50     4/28/06               0      7,809,799        7,809,799
                                                                                     $           0   $ 16,362,399    $  16,362,399
             FNMA
$   250,000  FNMA                                                 7.08%     5/6/02   $           0   $    252,145    $     252,145
  2,250,000  FNMA                                                 6.85      4/5/04       2,419,821              0        2,419,821
  7,350,945  FNMA                                                 6.16      8/7/28       7,974,313              0        7,974,313
  8,000,000  FNMA                                                 6.00     5/15/08               0      8,424,160        8,424,160
  1,966,778  FNMA #73919                                          6.80      1/1/04       2,064,249              0        2,064,249
  1,975,259  FNMA #375168                                         7.13      6/1/04       2,110,790              0        2,110,790
  2,984,894  FNMA #380268                                         6.20      5/2/05       3,080,823              0        3,080,823
  3,224,508  FNMA #402870                                         6.50      1/1/28       3,250,981              0        3,250,981
  1,959,995  FNMA #408118                                         6.50      1/3/28       1,976,086              0        1,976,086
  2,475,204  FNMA #415414                                         6.50      2/1/28       2,495,179              0        2,495,179
  3,911,118  FNMA #415714                                         6.00      4/1/28       3,865,358              0        3,865,358
  3,022,843  FNMA #417648                                         6.00      2/1/13       3,029,282              0        3,029,282

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)


  5,046,215  FNMA #429604                                         6.00      6/1/28       4,984,717              0        4,984,717
      2,385  FNMA #303414                                         6.50      7/1/02               0          2,418            2,418
  8,930,720  FNMA #398325                                         6.00      7/3/07               0      8,821,854        8,821,854
                                                                                     $  37,251,599   $ 17,500,577    $  54,752,176

             GNMA
$ 2,938,367  Pool 345066                                          6.50%   10/15/23   $   2,976,301   $          0    $   2,976,301
  2,881,217  Pool 346960                                          6.50    12/15/23       2,918,414              0        2,918,414
  2,695,600  Pool 354692                                          6.50    11/15/23       2,730,400              0        2,730,400
  3,253,279  Pool 361398                                          6.50     1/15/24       3,293,848              0        3,293,848
  3,354,617  Pool 366641                                          6.50    11/15/23       3,397,925              0        3,397,925
  3,605,249  Pool 473918                                          7.00     5/22/28       3,695,380              0        3,695,380
                                                                                     $  19,012,268   $          0    $  19,012,268

             SLMA
$   500,000  SLMA                                                 6.05%    9/14/00   $           0   $    509,930    $     509,930
    705,000  SLMA                                                 6.00     1/16/01               0        705,416          705,416
                                                                                     $           0   $  1,215,346    $   1,215,346

             TVA
$ 6,000,000  TVA                                                  6.00%    3/15/13   $           0   $  6,275,400    $   6,275,400

             TOTAL MORTGAGE BACKED SECURITIES                                        $  56,263,867   $ 41,610,739    $  97,874,606

             MUNICIPAL NOTES
$ 4,000,000  Denver, CO, City and County SD #1, Educational
             Facilities RV, Taxable Pension,
             School Facilities
             Lease, AMBAC insured  (cost $4,000,000)              6.49%   12/15/02   $           0   $  4,167,800    $   4,167,800
  2,000,000  Hudson County, NJ, Import Authority Facilities,
             Leasing RV, FSA Insured                              7.40     12/1/25       2,263,906              0        2,263,906
  3,160,000  New York City, GO Bonds, Series K,                   6.10      8/1/01       3,257,537              0        3,257,537
  1,045,000  Washington State, GO Bonds, State Housing
             Trust Fund, Series T                                 6.60      1/1/03       1,101,085              0        1,101,085
  2,010,000  Western Minnesota, Power Agency RV,
             Series A, AMBAC Insured                              6.33      1/1/02       2,066,822              0        2,066,822

             TOTAL MUNICIPAL NOTES                                                   $   8,689,350   $  4,167,800    $  12,857,150

             U.S. TREASURY OBLIGATIONS
             U.S. TREASURY BONDS
$ 6,500,000  U.S. Treasury Bonds                                 10.75%    5/15/03   $           0   $  8,046,415    $   8,046,415
  5,000,000  U.S. Treasury Bonds                                  9.88    11/15/15               0      7,627,500        7,627,500
  3,000,000  U.S. Treasury Bonds                                  8.88     2/15/19               0      4,305,600        4,305,600
 15,500,000  U.S. Treasury Bonds                                  6.75     8/15/26      18,706,563              0       18,706,563
  8,700,000  U.S. Treasury Bonds                                  6.13    11/15/27               0      9,826,389        9,826,389
                                                                                     $  18,706,563   $ 29,805,904    $  48,512,467

             U.S. TREASURY NOTES
$ 1,000,000  U.S. Treasury Notes                                  5.75%   11/15/00   $           0   $  1,021,440    $   1,021,440
  3,500,000  U.S. Treasury Notes                                  7.88     8/15/01               0      3,786,370        3,786,370
  2,000,000  U.S. Treasury Notes                                  6.25    10/31/01               0      2,086,740        2,086,740
  5,500,000  U.S. Treasury Notes                                  6.00     7/31/02               0      5,747,170        5,747,170
  4,000,000  U.S. Treasury Notes                                 11.88    11/15/03               0      5,241,040        5,241,040
  4,000,000  U.S. Treasury Notes                                  7.25     8/15/04               0      4,500,720        4,500,720
  3,000,000  U.S. Treasury Notes                                  7.50     2/15/05               0      3,436,950        3,436,950
  5,000,000  U.S. Treasury Notes                                  7.00     7/15/06       5,689,065              0        5,689,065
  3,000,000  U.S. Treasury Notes                                  7.00     7/15/06               0      3,412,860        3,412,860
  5,000,000  U.S. Treasury Notes                                  6.50    10/15/06               0      5,541,000        5,541,000
 10,000,000  U.S. Treasury Notes                                  6.63     5/15/07               0     11,233,700       11,233,700
 11,800,000  U.S. Treasury Notes                                  5.63     5/15/08               0     12,551,188       12,551,188
  2,000,000  U.S. Treasury Notes                                  4.75    11/15/08               0      2,003,100        2,003,100
                                                                                     $   5,689,065   $ 60,562,278    $  66,251,343

             TOTAL U.S. TREASURY OBLIGATIONS                                         $  24,395,628   $ 90,368,182    $ 114,763,810

             SHORT-TERM INSTRUMENTS
$ 3,302,040  Norwest Cash Investment Fund                                            $           0   $  3,302,040    $   3,302,040


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)



             REPURCHASE AGREEMENTS
$ 8,001,860  NationsBanc Montgomery Securities, Incorporated,
             to be repurchased at $8,003,083                      5.50%    12/1/98   $   8,001,860   $          0    $   8,001,860

PRO FORMA ADJUSTMENTS (c)
             To Securities at Market Value                                           $(127,798,216)  $          0    $(127,798,216)
             From Other Assets and Liablities from Core Portfolio                       (1,201,646)             0       (1,201,646)
                                                                                     $(128,999,862)  $          0    $(128,999,862)
                                 TOTAL INVESTMENTS IN SECURITIES                     $ 118,192,045   $358,962,476    $ 606,154,383
                                 (Cost $466,434,201)


         (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
         (c) The Norwest AdvantageTotal Return Bond Fund and Norwest Advantage Performa Strategic Value Bond Fund invest directly into and comprise 48.3% (44.4% and 3.9%, respectively) of the Norwest Strategic Value Bond Portfolio's net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                                                          NORWEST
                                                                                         ADVANTAGE
                                                     STAGECOACH U.S   STAGECOACH U.S.  INTERMEDIATE
                                                   GOVERNMENT INCOME    GOVERNMENT       GOVERNMENT      PRO FORMA     PRO FORMA
                                                         FUND            ALLOCATION     INCOME FUND     ADJUSTMENTS     COMBINED
                                                   -----------------  ---------------  -------------  -------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)    $ 227,753,976    $ 95,119,231     $ 447,046,729                 $ 769,919,936
  Cash                                                       6,664           4,436                 0                        11,100
Receivables:
  Dividends and Interest                                 1,443,919         190,520         4,659,021                     6,293,460
  Fund shares sold                                         165,500               0           268,818                       434,318
Due from advisor                                                 0               0                 0     3,471 (c)           3,471
Organization expenses, net of amortization                       0           3,471            11,357    (3,471)(c)          11,357
Prepaid expenses                                               865               0                 0                           865
TOTAL ASSETS                                           229,370,924      95,317,658       451,985,925                   776,674,507
LIABILITIES
Payables:
  Distribution to shareholders                             921,078         239,631            16,257                     1,176,966
  Fund shares redeemed                                      29,092             100           265,342                       294,534
  Due to distributor                                       134,960          19,643            33,594                       188,197
  Due to advisor                                           153,822          84,753           213,597                       452,172
  Other                                                    157,383         185,672            44,502                       387,557
TOTAL LIABILITIES                                        1,396,335         529,799           573,292                     2,499,426
TOTAL NET ASSETS                                     $ 227,974,589   $  94,787,859     $ 451,412,633                 $ 774,175,081
NET ASSETS CONSIST OF:
  Paid-in capital                                    $ 240,425,975   $ 116,428,470     $ 455,430,379                 $ 812,284,824
  Undistributed net investment income (loss)                                                 459,775                       459,775
  Undistributed net realized gain (loss)
    on investments                                     (16,062,128)    (22,073,129)      (18,368,714)                  (56,503,971)
  Net unrealized appreciation (depreciation)
    of investments                                       3,610,742         432,518        13,891,193                    17,934,453
TOTAL NET ASSETS                                     $ 227,974,589    $ 94,787,859     $ 451,412,633                 $ 774,175,081
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                 $ 180,384,472    $ 76,624,390     $  17,064,962                 $ 274,073,822
Shares outstanding - Class A                            16,309,961       5,091,974         1,475,293   811,315 (d)      23,688,543
Net asset value per share - Class A                  $       11.06    $      15.05     $       11.57                 $       11.57
Maximum offering price per share - Class A           $       11.58    $      15.76     $       12.05
Net Assets - Class B                                 $  35,583,777    $ 18,163,469     $   9,011,499                 $  62,758,745
Shares outstanding - Class B                             3,269,106       1,658,454           779,618  (278,170)(d)       5,429,008
Net asset value and offering price per
  share - Class B                                    $       10.88    $      10.95     $       11.56                       $ 11.56
Net Assets - Class C                                 $   3,881,752                                                   $   3,881,752
Shares outstanding - Class C                               356,415                                                         356,415
Net asset value and offering price per
  share - Class C                                    $       10.89                                                   $       10.89
Net Assets - Institutional Class                     $   8,124,588                     $ 425,336,172                 $ 433,460,760
Shares outstanding - Institutional Class                   508,678                        36,756,976   193,531 (d)      27,459,185
Net asset value and offering price per
  share - Institutional Class                        $       15.97                     $       11.57                 $       11.57

INVESTMENT AT COST                                   $ 224,143,234    $ 94,686,714     $ 433,155,536                 $ 751,985,484
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               NORWEST
                                                                                             ADVANTAGE
                                            STAGECOACH U.S  STAGECOACH U.S.                 INTERMEDIATE
                                              GOVERNMENT      GOVERNMENT     MASTER-FEEDER   GOVERNMENT   PRO FORMA     PRO FORMA
                                            INCOME FUND (a)   ALLOCATION    ADJUSTMENTS (b) INCOME FUND   ADJUSTMENTS    COMBINED
                                            ----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $ 14,752,918    $ 5,360,799                    $ 28,085,899               $ 48,199,616
  Securities lending income                             0              0                          94,059                     94,059
  Net expenses from master/core portfolios              0        (18,528)          18,528              0                          0
TOTAL INVESTMENT INCOME                        14,752,918      5,342,271                      28,179,958                 48,293,675

EXPENSES
  Advisory fees                                 1,155,601        458,521           17,898      1,392,170   721,633 (e)    3,745,823
  Administration fees                             157,954         65,014                         421,870   478,909 (e)    1,123,747
  Custody fees                                    107,622              0                               0    42,211 (e)      149,833
  Shareholder serv fees                           676,885        285,847                               0  (106,839)(e)      855,893
  Portfolio accounting fees                       107,732         76,366                          82,000  (186,098)(e)       80,000
  Transfer agency fees                            317,539        133,393                       1,054,674  (770,274)(e)      735,332
  Distribution fees                               257,782        121,430                          85,366   (48,303)(e)      416,275
  Organization costs                                  134          2,690                          11,920    (2,824)(e)       11,920
  Legal and audit fees                             52,864         35,755              599         21,676   (27,725)(e)       83,171
  Registration fees                                74,766         35,114                          35,921         0          145,801
  Directors' fees                                   3,819          3,780                           5,683    (6,853)(e)        6,429
  Shareholder reports                             119,581         66,907                          34,374   (22,086)(e)      198,776
  Other                                            32,895         16,565               31          9,342    (2,942)(e)       55,891
TOTAL EXPENSES                                  3,065,174      1,301,382                       3,154,996                  7,608,890
Less:
    Waived fees and reimbursed expenses fees     (745,868)       (96,083)                       (222,860)  (74,885)(f)   (1,139,696)
NET EXPENSES                                    2,319,306      1,205,299                       2,932,136                  6,469,195
NET INVESTMENT INCOME (LOSS)                   12,433,612      4,136,972                      25,247,822                 41,824,480

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale
    of investments                              1,996,013      1,724,534                       7,985,954                 11,706,501
  Net change in unrealized appreciation
    (depreciation) of investments               1,287,680       (308,757)                      7,557,509                  8,536,432
NET GAIN (LOSS) ON INVESTMENTS                  3,283,693      1,415,777                      15,543,463                 20,242,933
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $ 15,717,305    $ 5,552,749                    $ 40,791,285                $62,067,413
------------------------------------------------------------------------------------------------------------------------------------

  * The Stagecoach U.S. Government Income Fund, Stagecoach U.S. Government Allocation Fund, and Norwest Advantage Intermediate Government Income Fund are merging to form the Wells Fargo Intermediate Government Income Fund, historical accounting data from the Norwest Advantage
     Intermediate Government Income Fund will be kept.


(a) Information shown prior to December 12, 1997, is for the Overland U.S. Government Income Fund which merged with the Stagecoach Ginne Mae Fund on December 12, 1997, and was renamed. the Stagecoach U.S. Government Income Fund
(b) Information shown prior to December 12, 1997, is for the Stagecoach U.S. Government Allocation Fund which was a "Feeder Fund" investing in a "Master Portfolio", the U.S. Government Allocation Master Portfolio, and the expenses allocated to the Feeder have been disbursed according to the percentage of each expense at the Master Portfolio level. On
     December 12, 1997, the U.S. Government Allocation Master Portfolio was dissolved.
(c) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(d) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors. (e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH U.S. GOVERNMENT INCOME FUND, STAGECOACH U.S. GOVERNMENT ALLOCATION FUND AND NORWEST ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND(a)

                                                             STAGECOACH       STAGECOACH        NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                            U.S. GOVERNMENT  U.S. GOVERNMENT  INTERMEDIATE GOVERNMENT  PRO FORMA
                                       INTEREST  MATURITY    INCOME FUND    ALLOCATION FUND        INCOME FUND        COMBINED
 PRINCIPAL   SECURITY DESCRIPTION        RATE      DATE        VALUE(b)         VALUE(b)             VALUE(b)         VALUES(b)
             U.S. GOVERNMENT AGENCY
             SECURITIES

             FEDERAL AGENCY - OTHER
$ 4,000,000  Tennessee Valley Authority  6.38%   06/15/05   $  4,268,120     $          0          $          0      $  4,268,120
  5,000,000  Tennessee Valley Authority  6.75    11/01/25      5,599,350                0                     0         5,599,350
  8,500,000  Tennessee Valley Authority  6.00     3/15/13              0                0             8,890,150         8,890,150
                                                            $  9,867,470     $          0          $  8,890,150      $ 18,757,620
                                                                                                                                0
             FEDERAL AGRICULTURAL
             MORTGAGE CORPORATION                                                                                               0
$ 6,183,121  FAMC Series AS-1006-1       7.49%    1/25/12   $          0     $          0          $  6,726,079      $  6,726,079
  4,387,551  FAMC Series BA-1001-1       6.92     1/25/03              0                0             4,528,777         4,528,777
  3,101,832  FAMC Series CS-1001-1       7.19     7/25/01              0                0             3,193,919         3,193,919
  8,700,028  FAMC Series CS-1010-1       7.42     7/25/02              0                0             9,129,591         9,129,591
                                                            $          0     $          0          $ 23,578,366      $ 23,578,366
                                                                                                                                0
             FEDERAL HOME LOAN BANK                                                                                             0
$10,000,000  FHLB                        5.13%    9/15/03   $          0     $          0          $ 10,047,700      $ 10,047,700
  5,000,000  FHLB                        7.59     3/10/05              0                0             5,638,000         5,638,000
  9,000,000  FHLB                        6.41    10/11/05              0                0             9,631,710         9,631,710
  7,000,000  FHLB                        6.44    12/12/11              0                0             7,664,580         7,664,580
                                                            $          0     $          0          $ 32,981,990      $ 32,981,990
                                                                                                                                0
             FEDERAL HOME LOAN
             MORTGAGE CORPORATION                                                                                               0
$ 4,000,000  FHLMC                       8.07%    1/27/05   $          0     $          0          $  4,601,200      $  4,601,200
 10,000,000  FHLMC                       7.10     4/10/07              0                0            11,166,100        11,166,100
 10,000,000  FHLMC                       5.00     12/1/98              0                0            10,000,000        10,000,000
  5,000,000  FHLMC                       7.10    04/10/07      5,554,700                0                     0         5,554,700
 14,850,000  FHLMC POOL #C00680          6.00     11/1/28              0                0            14,678,335        14,678,335
 19,364,074  FHLMC POOL #C80461          7.00     12/1/26              0                0            19,781,563        19,781,563
  7,744,436  FHLMC POOL #D70924          6.50      5/1/26              0                0             7,809,799         7,809,799
  1,996,934  FHLMC POOL #G00683          8.50    12/01/25      2,089,452                0                     0         2,089,452
                                                            $  7,644,152     $          0          $ 68,036,997      $ 75,681,149
                                                                                                                                0
             FEDERAL NATIONAL
             MORTGAGE ASSOCIATION                                                                                               0
$ 5,000,000  FNMA                        5.75%   02/15/08   $  5,149,200     $          0          $          0      $  5,149,200
 10,000,000  FNMA                        6.50     7/16/07              0                0            10,761,400        10,761,400
 21,500,000  FNMA                        6.00     5/15/08              0                0            22,639,930        22,639,930
 14,572,872  FNMA POOL #412682           6.00      3/1/28              0                0            14,395,229        14,395,229
  9,858,389  FNMA POOL #429182           6.50      5/1/28              0                0             9,932,327         9,932,327
  4,920,846  FNMA POOL #73806            7.30     12/1/11              0                0             5,316,040         5,316,040
  9,584,946  FNMA POOL# 251700           6.50    05/01/13      9,726,516                0                     0         9,726,516
  3,391,030  FNMA POOL# 376272           7.00    02/01/12      3,462,242                0                     0         3,462,242
  9,034,600  FNMA POOL# 415789           6.00    05/01/28      8,917,512                0                     0         8,917,512
  3,313,748  FNMA POOL# 417768           6.50    03/01/28      3,336,348                0                     0         3,336,348
  4,797,195  FNMA POOL# 426032           7.50    06/01/28      4,928,015                0                     0         4,928,015
  8,687,334  FNMA POOL#251615            7.50    04/01/28      8,924,238                0                     0         8,924,238
  9,686,793  FNMA POOL#251759            6.00    05/01/13      9,702,776                0                     0         9,702,776
  4,408,056  FNMA POOL#251906            7.50    07/01/28      4,528,264                0                     0         4,528,264
    437,500  FNMA POOL#421867            6.50    04/01/28        440,484                0                     0           440,484
  6,112,026  FNMA POOL#424815            6.50    04/01/28      6,153,710                0                     0         6,153,710
  9,607,134  FNMA POOL#430040            6.50    06/01/28      9,672,654                0                     0         9,672,654
  9,683,119  FNMA POOL#430194            7.00    06/01/28      9,885,303                0                     0         9,885,303
  5,304,356  FNMA POOL#430540            7.00    06/01/28      5,415,111                0                     0         5,415,111
  4,447,910  FNMA POOL#432484            7.00    06/01/28      4,540,782                0                     0         4,540,782
  9,877,795  FNMA POOL#440447            6.00    09/01/28      9,749,778                0                     0         9,749,778
  9,888,843  FNMA POOL#443908            6.50    11/01/28      9,956,285                0                     0         9,956,285
  5,657,067  FNMA POOL#70765             9.00    03/01/21      5,996,830                0                     0         5,996,830
                                                            $120,486,048     $          0          $ 63,044,926      $183,530,974
             GOVERNMENT NATIONAL
             MORTGAGE ASSOCIATION
$    78,695  GNMA II  POOL#001456       11.00%   08/20/20   $     86,323     $          0          $          0      $     86,323
     20,069  GNMA II #001436            10.00    07/20/20         21,679                0                     0            21,679
     22,637  GNMA II POOL #000766        9.50    05/20/17         24,241                0                     0            24,241
    193,196  GNMA II POOL #001420       11.00    06/20/20        211,666                0                     0           211,666
     85,009  GNMA II POOL #001579        9.50    03/20/21         91,030                0                     0            91,030
    161,838  GNMA II POOL #1236          9.50    08/20/19        173,301                0                     0           173,301
    669,967  GNMA II POOL# 1273          9.50    10/20/19        717,421                0                     0           717,421
    223,917  GNMA II POOL# 1472         10.00    09/20/20        241,877                0                     0           241,877
    151,363  GNMA II POOL# 1544         10.00    01/20/21        163,503                0                     0           163,503
    264,149  GNMA II POOL# 418627        8.50    11/20/25        279,211                0                     0           279,211
    374,311  GNMA II POOL#0058           9.00    07/20/22        398,693                0                     0           398,693
    146,583  GNMA II POOL#1168           9.00    04/20/19        156,345                0                     0           156,345
    656,605  GNMA II POOL#1239          11.00    08/20/19        719,843                0                     0           719,843
    145,810  GNMA II POOL#1454          10.00    08/20/20        157,505                0                     0           157,505
    162,071  GNMA II POOL#1526          10.00    12/20/20        175,071                0                     0           175,071
    166,858  GNMA II POOL#157247         9.50    05/20/16        178,722                0                     0           178,722
    958,663  GNMA II POOL#1580          10.00    03/20/21      1,035,557                0                     0         1,035,557
     89,214  GNMA II POOL#1596           9.00    04/20/21         95,109                0                     0            95,109
    686,004  GNMA II POOL#1616          10.00    05/20/21        741,028                0                     0           741,028
    503,633  GNMA II POOL#170928         9.00    09/20/16        532,748                0                     0           532,748
    122,805  GNMA II POOL#173           10.00    07/20/14        132,125                0                     0           132,125
    275,513  GNMA II POOL#1740           9.00    12/20/21        293,460                0                     0           293,460
     81,555  GNMA II POOL#1848          10.00    06/20/22         88,130                0                     0            88,130
  1,891,593  GNMA II POOL#2268           7.50    08/20/26      1,946,563                0                     0         1,946,563
    236,293  GNMA II POOL#227132         9.00    07/20/17        249,953                0                     0           249,953
  1,661,064  GNMA II POOL#2303           7.50    10/20/26      1,709,335                0                     0         1,709,335
  3,685,566  GNMA II POOL#2496           7.00    10/20/27      3,755,776                0                     0         3,755,776
    163,977  GNMA II POOL#340045         8.00    03/20/23        170,382                0                     0           170,382
     24,382  GNMA II POOL#495           10.00    02/20/16         26,274                0                     0            26,274
      3,531  GNMA II POOL#60            10.00    12/20/13          3,790                0                     0             3,790
     65,746  GNMA II POOL#811            8.00    02/20/23         68,314                0                     0            68,314
     17,573  GNMA POOL #233618          10.00    01/15/19         19,011                0                     0            19,011
  1,979,648  GNMA POOL #319413           7.25    12/15/18      2,052,638                0                     0         2,052,638
  1,892,780  GNMA POOL #358863           7.25    01/15/29      1,962,566                0                     0         1,962,566
  1,571,284  GNMA POOL #362584           6.88    01/15/29      1,614,495                0                     0         1,614,495
 14,264,430  GNMA POOL #445071           7.50     1/15/27              0                0            14,750,276        14,750,276
     62,142  GNMA POOL# 158583           9.00    09/20/16         66,229                0                     0            66,229

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH U.S. GOVERNMENT INCOME FUND, STAGECOACH U.S. GOVERNMENT ALLOCATION FUND AND NORWEST ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND(a)

                                                             STAGECOACH       STAGECOACH        NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                            U.S. GOVERNMENT  U.S. GOVERNMENT  INTERMEDIATE GOVERNMENT  PRO FORMA
                                       INTEREST  MATURITY    INCOME FUND    ALLOCATION FUND        INCOME FUND        COMBINED
 PRINCIPAL   SECURITY DESCRIPTION        RATE      DATE        VALUE(b)         VALUE(b)             VALUE(b)         VALUES(b)
  3,068,014  GNMA POOL# 414636           7.50    10/15/25      3,168,185                0                     0         3,168,185
  3,399,682  GNMA POOL# 450871           8.00    05/15/27      3,535,670                0                     0         3,535,670
  5,863,640  GNMA POOL# 473573           6.50    06/15/28      5,926,733                0                     0         5,926,733
         31  GNMA POOL#0070             12.00    01/20/99             32                0                     0                32
        816  GNMA POOL#0116             12.00    04/20/99            838                0                     0               838
    256,251  GNMA POOL#0864              6.50    02/20/08        260,574                0                     0           260,574
  1,350,751  GNMA POOL#291124            7.50    06/15/25      1,406,888                0                     0         1,406,888
  2,717,221  GNMA POOL#306052            9.00    06/15/21      2,914,600                0                     0         2,914,600
    858,379  GNMA POOL#336930            7.50    03/15/23        886,938                0                     0           886,938
  1,131,998  GNMA POOL#352961            6.50    05/15/24      1,144,892                0                     0         1,144,892
  1,740,843  GNMA POOL#430800            7.00    05/15/26      1,782,710                0                     0         1,782,710
  8,549,679  GNMA POOL#467791            7.50    04/15/28      8,836,862                0                     0         8,836,863
                                                            $ 50,224,836     $          0          $ 14,750,276      $ 64,975,112
             STUDENT LOAN MORTGAGE
             ASSOCIATION
$ 1,000,000  SLMA                        9.15%    12/1/04   $          0     $          0          $  1,208,820      $  1,208,820

             TOTAL U.S. GOVERNMENT
             AGENCY SECURITIES                              $188,222,506     $          0          $212,491,525      $400,714,031
                                                                                                                                0
                                                                                                                                0
             U.S. TREASURY SECURITIES                                                                                           0
                                                                                                                                0
             U.S. TREASURY BONDS                                                                                                0
$10,000,000  U.S. Treasury Bonds        10.38%   11/15/12   $ 13,834,400     $          0          $          0      $ 13,834,400
  1,300,000  U.S. Treasury Bonds         8.88     2/15/19              0        1,864,681                     0         1,864,681
  1,350,000  U.S. Treasury Bonds         8.50     2/15/20              0        1,886,409                     0         1,886,409
  1,400,000  U.S. Treasury Bonds         8.75     8/15/20              0        2,007,684                     0         2,007,684
  1,400,000  U.S. Treasury Bonds         8.13     5/15/21              0        1,905,092                     0         1,905,092
  1,400,000  U.S. Treasury Bonds         8.00    11/15/21              0        1,888,684                     0         1,888,684
  1,400,000  U.S. Treasury Bonds         7.63    11/15/22              0        1,829,408                     0         1,829,408
  1,800,000  U.S. Treasury Bonds         6.25     8/15/23              0        2,027,808                     0         2,027,808
  1,500,000  U.S. Treasury Bonds         6.88     8/15/25              0        1,829,535                     0         1,829,535
  1,550,000  U.S. Treasury Bonds         6.50    11/15/26              0        1,814,461                     0         1,814,461
  1,700,000  U.S. Treasury Bonds         6.13    11/15/27              0        1,917,022                     0         1,917,022
  7,000,000  U.S. Treasury Bonds         5.50    08/15/28      7,401,380                0                     0         7,401,380
                                                            $ 21,235,780     $ 18,970,784          $          0      $ 40,206,564
             U.S. TREASURY BILLS                                                                                                0
$76,761,000  U.S. Treasury Bills         4.39*%    2/4/99   $          0     $ 76,148,447          $          0      $ 76,148,447
                                                                                                                                0
             U.S. TREASURY NOTES                                                                                                0
$26,000,000  U.S. Treasury Notes         6.88%    5/15/06   $          0     $          0          $ 29,347,240      $ 29,347,240
 23,000,000  U.S. Treasury Notes         7.88    11/15/04              0                0            26,689,890        26,689,890
 21,000,000  U.S. Treasury Notes         7.00     7/15/06              0                0            23,890,020        23,890,020
 17,000,000  U.S. Treasury Notes         6.50    10/15/06              0                0            18,839,400        18,839,400
 15,000,000  U.S. Treasury Notes         7.50     5/15/02              0                0            16,339,800        16,339,800
 12,500,000  U.S. Treasury Notes         7.50    11/15/01              0                0            13,480,000        13,480,000
 12,000,000  U.S. Treasury Notes         6.00     7/31/02              0                0            12,539,280        12,539,280
 12,000,000  U.S. Treasury Notes        10.75     8/15/05              0                0            16,051,200        16,051,200
 10,000,000  U.S. Treasury Notes         7.25     8/15/04              0                0            11,251,800        11,251,800
 10,000,000  U.S. Treasury Notes         5.63     5/15/08              0                0            10,636,600        10,636,600
  9,000,000  U.S. Treasury Notes         8.00     5/15/01              0                0             9,698,310         9,698,310
  7,500,000  U.S. Treasury Notes         7.50     2/15/05              0                0             8,592,375         8,592,375
  7,000,000  U.S. Treasury Notes         6.63     5/15/07              0                0             7,863,590         7,863,590
  5,000,000  U.S. Treasury Notes         6.25     8/31/02              0                0             5,268,200         5,268,200
  5,000,000  U.S. Treasury Notes         5.75    04/30/03      5,216,400                0                     0         5,216,400
  3,500,000  U.S. Treasury Notes         6.13    08/15/07      3,818,290                0                     0         3,818,290
  3,000,000  U.S. Treasury Notes         6.13     8/15/07              0                0             3,270,990         3,270,990
                                                            $  9,034,690     $          0          $213,758,695      $222,793,385
             TOTAL U.S. TREASURY
             SECURITIES                                     $ 30,270,470     $ 95,119,231          $213,758,695      $339,148,396

             SHORT-TERM HOLDINGS
$20,796,509  Norwest U.S. Government
             Fund                                           $          0     $          0          $ 20,796,509      $ 20,796,509
             REPURCHASE AGREEMENTS
$ 9,261,000  Goldman Sachs Pooled
             Repurchase Agreement-
             102% Collateralized
             by U.S. Government
             Securities                  5.25%   10/31/98   $  9,261,000     $          0          $          0      $  9,261,000

             TOTAL INVESTMENTS IN SECURITIES                $227,753,976     $ 95,119,231          $447,046,729      $769,919,936
             (Cost $751,985,484)

         (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
          *  Yield to maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                        NORWEST      STAGECOACH SHORT-
                                                  ADVANTAGE LIMITED  INTERMEDIATE U.S.
                                                   TERM GOVERNMENT      GOVERNMENT        PRO FORMA        PRO FORMA
                                                     INCOME FUND       INCOME FUND       ADJUSTMENTS        COMBINED
                                                  -----------------  -----------------  --------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)    $75,026,964         $128,451,930                    $203,478,894
  Cash                                                         0                5,636                           5,636
Receivables:
  Dividends and Interest                                 818,344            1,565,218                       2,383,562
  Fund shares sold                                        59,169              196,000                         255,169
Due from advisor                                               0                    0        2,238 (b)          2,238
Organization expenses, net of amortization                 2,238                    0       (2,238)(b)              0
Prepaid expenses                                               0                1,651                           1,651
TOTAL ASSETS                                          75,906,715          130,220,435                     206,127,150
LIABILITIES
Payables:
  Distribution to shareholders                           333,372              601,235                         934,607
  Fund shares redeemed                                    55,413                8,031                          63,444
  Due to distributor                                                            8,832                           8,832
  Due to advisor                                          16,876               46,570                          63,446
  Other                                                      512              112,577                         113,089
TOTAL LIABILITIES                                        406,173              777,245                       1,183,418
TOTAL NET ASSETS                                     $75,500,542         $129,443,190                    $204,943,732
Net assets consist of:
  Paid-in capital                                    $73,609,370         $141,288,188                    $214,897,558
  Undistributed net realized gain (loss)
    on investments                                       350,061          (15,395,470)                    (15,045,409)
  Net unrealized appreciation (depreciation)
    of investments                                     1,541,111            3,550,472                       5,091,583
TOTAL NET ASSETS                                     $75,500,542         $129,443,190                    $204,943,732
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                                     $ 36,355,977                    $ 36,355,977
Shares outstanding - Class A                                                3,581,329                       3,581,329
Net asset value per share - Class A                                      $      10.15                    $      10.15
Maximum offering price per share - Class A                               $      10.46                    $      10.46
Net Assets - Class B                                                     $  9,047,836                    $  9,047,836
Shares outstanding - Class B                                                  891,366                         891,366
Net asset value and offering price per
    share - Class B                                                      $      10.15                    $      10.15
Net Assets - Institutional Class                     $75,500,542         $ 84,039,378                    $159,539,920
Shares outstanding - Institutional Class               7,512,259            8,438,670       68,795 (c)     16,019,724
Net asset value and offering price per
    share - Institutional Class                      $     10.05         $       9.96                    $       9.96

INVESTMENT AT COST                                   $73,485,853         $124,901,459                    $198,387,312
----------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                         NORWEST      STAGECOACH SHORT-
                                                   ADVANTAGE LIMITED  INTERMEDIATE U.S.
                                                    TERM GOVERNMENT      GOVERNMENT          PRO FORMA        PRO FORMA
                                                      INCOME FUND       INCOME FUND (a)     ADJUSTMENTS        COMBINED
                                                  -----------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                             $4,140,336           $   33,643                      $ 4,173,979
  Interest                                                       0            6,992,026                        6,992,026
  Securities lending income                                 23,713                    0                           23,713
TOTAL INVESTMENT INCOME                                  4,164,049            7,025,669                       11,189,718

EXPENSES
  Advisory fees                                            220,188              542,880       134,257 (d)        897,325
  Administration fees                                       66,724               74,456       128,018 (d)        269,198
  Custody fees                                              13,345               21,930           618 (d)         35,893
  Shareholder serv fees                                          0              289,432      (179,556)(d)        109,876
  Portfolio accounting fees                                 46,000               80,916       (46,916)(d)         80,000
  Transfer agency fees                                     166,808               96,903      (185,997)(d)         77,714
  Distribution fees                                              0               33,506        25,837 (d)         59,343
  Organization costs                                           681                7,201          (681)(d)          7,201
  Legal and audit fees                                      12,757               34,194       (11,738)(d)         35,213
  Registration fees                                         28,516               27,777             0             56,293
  Directors' fees                                              899                3,709         1,821 (d)          6,429
  Shareholder reports                                        2,896               35,262        (3,816)(d)         34,342
  Other                                                      4,627                9,409          (702)(d)         13,334
TOTAL EXPENSES                                             563,441            1,257,575                        1,682,161
Less:
    Waived fees and reimbursed expenses fees              (296,559)            (253,566)      270,731 (e)       (279,394)
NET EXPENSES                                               266,882            1,004,009                        1,402,767
NET INVESTMENT INCOME (LOSS)                             3,897,167            6,021,660                        9,786,951

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain (loss) on sale of investments          338,450            1,063,089                        1,401,539
  Net change in unrealized appreciation
    (depreciation) of investments                        1,042,686            1,563,089                        2,605,775
NET GAIN (LOSS) ON INVESTMENTS                           1,381,136            2,626,178                        4,007,314
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               $5,278,303           $8,647,838                      $13,794,265
-------------------------------------------------------------------------------------------------------------------------

 *   The Stagecoach Short-Intermediate U.S. Government Income Fund and
     Norwest Advantage Limited Term Government Income Fund are merging to form the Wells Fargo Limited Term Government Income Fund, historical accounting data from the Stagecoach Short-Intermediate U.S. Government Income Fund will be kept.
(a) Information shown prior to June 14, 1998, is for the Stagecoach Short-Intermediate U.S.Government Income Fund which merged with the Stagecoach Intermediate Bond Fund on June 14, 1998.
(b) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    FOREIGN GOVERNMENTS
$     1,300,000     Province of Ontario              7.63%     6/22/04       $         0    $  1,436,500          $  1,436,500
      1,500,000     Province of Quebec               8.80      4/15/03                 0       1,678,305             1,678,305
                    TOTAL FOREIGN GOVERNMENTS                                $         0    $  3,114,805          $  3,114,805

                    CORPORATE BONDS & NOTES
                    BANK & FINANCE
$     4,000,000     Associates Corporation N.A.      5.75%      11/1/03      $         0    $  4,055,000          $  4,055,000
        200,000     Banc One Corporation             7.00       3/25/02                0         211,500               211,500
      1,000,000     Nynex Credit Company             6.25       6/13/02                0       1,004,660             1,004,660
      5,000,000     First Bank Corporate
                    Card Master Trust                6.40       2/15/03                0       5,113,200             5,113,200
      5,000,000     Ford Motor Credit Company        6.13       4/28/03                0       5,150,000             5,150,000
      1,000,000     General Motors Acceptance
                    Corporation                      6.88       7/15/01                0       1,031,250             1,031,250
      1,000,000     Standard Credit Card
                    Master Trust                     8.35        1/7/00                0       1,011,260             1,011,260
                                                                             $         0    $ 17,576,870          $ 17,576,870
                    BEVERAGE, BREWING
                    & DISTRIBUTION
$     4,000,000     Anheuser-Busch
                    Companies Incorporated           6.75%       8/1/03      $         0    $  4,260,000          $  4,260,000

                    INDUSTRIALS
$     4,000,000     Honeywell Incorporated           6.75%      3/15/02      $         0    $  4,170,000          $  4,170,000
      1,000,000     Lockheed Marting Company         6.85       5/15/01                0       1,033,750             1,033,750
      1,500,000     Mobil Oil Corporation            6.25       8/31/01                0       1,545,000             1,545,000
                                                                             $         0    $  6,748,750          $  6,748,750
                    TELECOMMUNICATIONS
$     2,000,000     Cable & Wireless
                    Communications                   6.38%       3/6/03      $         0    $  2,011,600          $  2,011,600
      2,000,000     Continental Cablevision          8.30       5/15/06                0       2,230,000             2,230,000
                                                                             $         0    $  4,241,600          $  4,241,600
                    UTILITIES
$     5,000,000     Pacific Gas &
                    Electric Company                 7.88%       3/1/02      $         0    $  5,400,000          $  5,400,000
      2,500,000     Worldcom Incorporated            6.13       8/15/01                0       2,537,500             2,537,500
                                                                             $         0    $  7,937,500          $  7,937,500
                    TOTAL CORPORATE
                    BONDS & NOTES                                            $         0    $ 43,879,525          $ 43,879,525

                    U.S. GOVERNMENT
                    AGENCY SECURITIES

                    FEDERAL AGENCY - OTHER
$     2,000,000     Tennessee Valley
                    Authority                        6.50%      8/20/01      $         0    $  2,067,500          $  2,067,500

                    FEDERAL FARM CREDIT BANK
$     2,000,000     Federal Farm Credit Bank         5.75%       2/9/05      $         0    $  2,055,940          $  2,055,940

                    FEDERAL HOME LOAN BANKS
$     2,000,000     FHLB                             5.63%      3/19/01      $ 2,034,500    $          0          $  2,034,500
      5,000,000     FHLB                             6.37        4/9/01        5,162,950               0             5,162,950
      8,000,000     FHLB                             5.53       1/15/03                0       8,146,720             8,146,720
      2,000,000     FHLB                             5.13       9/15/03        2,009,540               0             2,009,540
      2,000,000     FHLB                             5.13       9/15/03                0       2,005,940             2,005,940
                                                                             $ 9,206,990    $ 10,152,660          $ 19,359,650
                    FEDERAL HOME LOAN
                    MORTGAGE CORPORATION
$     2,200,000     FHLMC                            8.12%      1/31/05      $         0    $  2,532,750          $  2,532,750
      5,000,000     FHLMC                            6.79       8/26/05                0       5,442,200             5,442,200
      2,000,000     FHLMC                            7.10       4/10/07        2,233,220               0             2,233,220
      5,000,000     FHLMC                            7.01       7/11/07                0       5,250,000             5,250,000
                                                                             $ 2,233,220    $ 13,224,950          $ 15,458,170
                    FEDERAL NATIONAL
                    MORTGAGE ASSOCIATION
$     5,000,000     FNMA                             6.18%      6/23/00      $         0    $  5,097,800          $  5,097,800
      2,900,000     FNMA                             6.09       9/12/00                0       2,948,923             2,948,923
      2,000,000     FNMA                             6.69        8/7/01                0       2,088,800             2,088,800
      2,000,000     FNMA                             6.85        4/5/04        2,164,660               0             2,164,660
      3,000,000     FNMA                             7.35       3/28/05        3,347,010               0             3,347,010
      4,894,935     FNMA                             6.50       7/28/06        4,931,647               0             4,931,647
      2,600,000     FNMA                             6.50       7/16/07                0       2,796,222             2,796,222
      5,000,000     FNMA                             6.16      12/18/07                0       5,257,050             5,257,050
      3,000,000     FNMA                             6.00       5/15/08        3,159,060               0             3,159,060
      2,725,338     FNMA POOL#50761                  6.00        7/1/08                0       2,727,873             2,727,873
         87,203     FNMA REMIC G93-19FJ              6.50       4/25/23                0          92,871                92,871
      3,279,881     FNMA POOL#313644                 7.00        8/1/27                0       3,348,365             3,348,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    GOVERNMENT NATIONAL
                    MORTGAGE ASSOCIATION
$     3,258,433     Pool 22036                       8.00%      5/17/03      $ 3,378,604    $          0          $  3,378,604
      3,298,200     Pool 455464                      7.50       1/12/05        3,410,536               0             3,410,536
        169,740     GNMA II POOL#157247              9.50       5/20/16                0         181,808               181,808
        965,677     GNMA POOL#336930                 7.50       3/15/23                0         997,805               997,805
      1,360,355     GNMA POOL#418261                 6.50       4/15/26                0       1,374,381             1,374,381
      1,194,942     GNMA POOL#417389                 7.00       5/15/26                0       1,223,680             1,223,680
      1,624,319     GNMA POOL#423779                 7.00       5/15/26                0       1,663,400             1,663,400
                                                                             $ 6,789,140    $  5,441,074          $ 12,230,214
                    TOTAL U.S. GOVERNMENT
                    AGENCY SECURITIES                                        $31,831,727    $ 57,300,028          $ 89,131,755

                    U.S. TREASURY SECURITIES
                    U.S. TREASURY BONDS
$     2,500,000     U.S. Treasury Bonds              0.38%     11/15/12      $         0    $  3,458,600          $  3,458,600

                    U.S. TREASURY NOTES
$     4,000,000     U.S. Treasury Notes              8.88%      2/15/99      $ 4,033,760    $          0          $  4,033,760
      3,000,000     U.S. Treasury Notes              5.88      11/15/99        3,033,330               0             3,033,330
      1,250,000     U.S. Treasury Notes              6.75       4/30/00                0       1,285,550             1,285,550
      3,000,000     U.S. Treasury Notes              6.00       8/15/00        3,067,440               0             3,067,440
      3,500,000     U.S. Treasury Notes              8.50      11/15/00                0       3,752,105             3,752,105
      3,000,000     U.S. Treasury Notes              5.63      11/30/00        3,059,760               0             3,059,760
      2,000,000     U.S. Treasury Notes              6.25       4/30/01        2,074,500               0             2,074,500
      6,000,000     U.S. Treasury Notes              6.25       1/31/02        6,279,120               0             6,279,120
      1,500,000     U.S. Treasury Notes              6.63       3/31/02        1,590,285               0             1,590,285
      3,000,000     U.S. Treasury Notes              6.63       4/30/02        3,183,960               0             3,183,960
      4,000,000     U.S. Treasury Notes              6.25       8/31/02        4,214,560               0             4,214,560
      4,750,000     U.S. Treasury Notes              5.88       9/30/02                0       4,948,882             4,948,882
      2,000,000     U.S. Treasury Notes              5.75       4/30/03        2,086,800               0             2,086,800
      4,000,000     U.S. Treasury Notes              7.88      11/15/04      $         0    $  4,641,880          $  4,641,880
      2,000,000     U.S. Treasury Notes              7.50       2/15/05        2,291,300               0             2,291,300
      4,000,000     U.S. Treasury Notes              7.00       7/15/06        4,550,480               0             4,550,480
      6,000,000     U.S. Treasury Notes              6.50      10/15/06                0       6,654,360             6,654,360
                                                                             $39,465,295    $ 21,282,777          $ 60,748,072
                    TOTAL U.S. TREASURY
                    SECURITIES                                               $39,465,295    $ 24,741,377          $ 64,206,672

                    SHORT-TERM INSTRUMENTS
         69,036     Dreyfus Cash Management Fund                             $    69,036    $          0          $     69,036
      3,660,906     Norwest U.S. Government Fund                               3,660,906               0             3,660,906
                                                                             $ 3,729,942    $          0          $  3,729,942
                    REPURCHASE AGREEMENTS
$     2,531,000     Goldman Sachs Pooled
                    Repurchase Agreement
                    - 102% Collateralized
                     by U.S. Government Securities   5.25%     10/31/98      $         0    $  2,531,000          $  2,531,000

                    TOTAL INVESTMENTS IN SECURITIES                          $75,026,964    $128,451,930          $203,478,894
                    (Cost $198,387312)

                (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
                (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    FOREIGN GOVERNMENTS
$     1,300,000     Province of Ontario              7.63%     6/22/04       $         0    $  1,436,500          $  1,436,500
      1,500,000     Province of Quebec               8.80      4/15/03                 0       1,678,305             1,678,305
                    TOTAL FOREIGN GOVERNMENTS                                $         0    $  3,114,805          $  3,114,805

                    CORPORATE BONDS & NOTES
                    BANK & FINANCE
$     4,000,000     Associates Corporation N.A.      5.75%      11/1/03      $         0    $  4,055,000          $  4,055,000
        200,000     Banc One Corporation             7.00       3/25/02                0         211,500               211,500
      1,000,000     Nynex Credit Company             6.25       6/13/02                0       1,004,660             1,004,660
      5,000,000     First Bank Corporate
                    Card Master Trust                6.40       2/15/03                0       5,113,200             5,113,200
      5,000,000     Ford Motor Credit Company        6.13       4/28/03                0       5,150,000             5,150,000
      1,000,000     General Motors Acceptance
                    Corporation                      6.88       7/15/01                0       1,031,250             1,031,250
      1,000,000     Standard Credit Card
                    Master Trust                     8.35        1/7/00                0       1,011,260             1,011,260
                                                                             $         0    $ 17,576,870          $ 17,576,870
                    BEVERAGE, BREWING
                    & DISTRIBUTION
$     4,000,000     Anheuser-Busch
                    Companies Incorporated           6.75%       8/1/03      $         0    $  4,260,000          $  4,260,000

                    INDUSTRIALS
$     4,000,000     Honeywell Incorporated           6.75%      3/15/02      $         0    $  4,170,000          $  4,170,000
      1,000,000     Lockheed Marting Company         6.85       5/15/01                0       1,033,750             1,033,750
      1,500,000     Mobil Oil Corporation            6.25       8/31/01                0       1,545,000             1,545,000
                                                                             $         0    $  6,748,750          $  6,748,750
                    TELECOMMUNICATIONS
$     2,000,000     Cable & Wireless
                    Communications                   6.38%       3/6/03      $         0    $  2,011,600          $  2,011,600
      2,000,000     Continental Cablevision          8.30       5/15/06                0       2,230,000             2,230,000
                                                                             $         0    $  4,241,600          $  4,241,600
                    UTILITIES
$     5,000,000     Pacific Gas &
                    Electric Company                 7.88%       3/1/02      $         0    $  5,400,000          $  5,400,000
      2,500,000     Worldcom Incorporated            6.13       8/15/01                0       2,537,500             2,537,500
                                                                             $         0    $  7,937,500          $  7,937,500
                    TOTAL CORPORATE
                    BONDS & NOTES                                            $         0    $ 43,879,525          $ 43,879,525

                    U.S. GOVERNMENT
                    AGENCY SECURITIES

                    FEDERAL AGENCY - OTHER
$     2,000,000     Tennessee Valley
                    Authority                        6.50%      8/20/01      $         0    $  2,067,500          $  2,067,500

                    FEDERAL FARM CREDIT BANK
$     2,000,000     Federal Farm Credit Bank         5.75%       2/9/05      $         0    $  2,055,940          $  2,055,940

                    FEDERAL HOME LOAN BANKS
$     2,000,000     FHLB                             5.63%      3/19/01      $ 2,034,500    $          0          $  2,034,500
      5,000,000     FHLB                             6.37        4/9/01        5,162,950               0             5,162,950
      8,000,000     FHLB                             5.53       1/15/03                0       8,146,720             8,146,720
      2,000,000     FHLB                             5.13       9/15/03        2,009,540               0             2,009,540
      2,000,000     FHLB                             5.13       9/15/03                0       2,005,940             2,005,940
                                                                             $ 9,206,990    $ 10,152,660          $ 19,359,650
                    FEDERAL HOME LOAN
                    MORTGAGE CORPORATION
$     2,200,000     FHLMC                            8.12%      1/31/05      $         0    $  2,532,750          $  2,532,750
      5,000,000     FHLMC                            6.79       8/26/05                0       5,442,200             5,442,200
      2,000,000     FHLMC                            7.10       4/10/07        2,233,220               0             2,233,220
      5,000,000     FHLMC                            7.01       7/11/07                0       5,250,000             5,250,000
                                                                             $ 2,233,220    $ 13,224,950          $ 15,458,170
                    FEDERAL NATIONAL
                    MORTGAGE ASSOCIATION
$     5,000,000     FNMA                             6.18%      6/23/00      $         0    $  5,097,800          $  5,097,800
      2,900,000     FNMA                             6.09       9/12/00                0       2,948,923             2,948,923
      2,000,000     FNMA                             6.69        8/7/01                0       2,088,800             2,088,800
      2,000,000     FNMA                             6.85        4/5/04        2,164,660               0             2,164,660
      3,000,000     FNMA                             7.35       3/28/05        3,347,010               0             3,347,010
      4,894,935     FNMA                             6.50       7/28/06        4,931,647               0             4,931,647
      2,600,000     FNMA                             6.50       7/16/07                0       2,796,222             2,796,222
      5,000,000     FNMA                             6.16      12/18/07                0       5,257,050             5,257,050
      3,000,000     FNMA                             6.00       5/15/08        3,159,060               0             3,159,060
      2,725,338     FNMA POOL#50761                  6.00        7/1/08                0       2,727,873             2,727,873
         87,203     FNMA REMIC G93-19FJ              6.50       4/25/23                0          92,871                92,871
      3,279,881     FNMA POOL#313644                 7.00        8/1/27                0       3,348,365             3,348,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    GOVERNMENT NATIONAL
                    MORTGAGE ASSOCIATION
$     3,258,433     Pool 22036                       8.00%      5/17/03      $ 3,378,604    $          0          $  3,378,604
      3,298,200     Pool 455464                      7.50       1/12/05        3,410,536               0             3,410,536
        169,740     GNMA II POOL#157247              9.50       5/20/16                0         181,808               181,808
        965,677     GNMA POOL#336930                 7.50       3/15/23                0         997,805               997,805
      1,360,355     GNMA POOL#418261                 6.50       4/15/26                0       1,374,381             1,374,381
      1,194,942     GNMA POOL#417389                 7.00       5/15/26                0       1,223,680             1,223,680
      1,624,319     GNMA POOL#423779                 7.00       5/15/26                0       1,663,400             1,663,400
                                                                             $ 6,789,140    $  5,441,074          $ 12,230,214
                    TOTAL U.S. GOVERNMENT
                    AGENCY SECURITIES                                        $31,831,727    $ 57,300,028          $ 89,131,755

                    U.S. TREASURY SECURITIES
                    U.S. TREASURY BONDS
$     2,500,000     U.S. Treasury Bonds              0.38%     11/15/12      $         0    $  3,458,600          $  3,458,600

                    U.S. TREASURY NOTES
$     4,000,000     U.S. Treasury Notes              8.88%      2/15/99      $ 4,033,760    $          0          $  4,033,760
      3,000,000     U.S. Treasury Notes              5.88      11/15/99        3,033,330               0             3,033,330
      1,250,000     U.S. Treasury Notes              6.75       4/30/00                0       1,285,550             1,285,550
      3,000,000     U.S. Treasury Notes              6.00       8/15/00        3,067,440               0             3,067,440
      3,500,000     U.S. Treasury Notes              8.50      11/15/00                0       3,752,105             3,752,105
      3,000,000     U.S. Treasury Notes              5.63      11/30/00        3,059,760               0             3,059,760
      2,000,000     U.S. Treasury Notes              6.25       4/30/01        2,074,500               0             2,074,500
      6,000,000     U.S. Treasury Notes              6.25       1/31/02        6,279,120               0             6,279,120
      1,500,000     U.S. Treasury Notes              6.63       3/31/02        1,590,285               0             1,590,285
      3,000,000     U.S. Treasury Notes              6.63       4/30/02        3,183,960               0             3,183,960
      4,000,000     U.S. Treasury Notes              6.25       8/31/02        4,214,560               0             4,214,560
      4,750,000     U.S. Treasury Notes              5.88       9/30/02                0       4,948,882             4,948,882
      2,000,000     U.S. Treasury Notes              5.75       4/30/03        2,086,800               0             2,086,800
      4,000,000     U.S. Treasury Notes              7.88      11/15/04      $         0    $  4,641,880          $  4,641,880
      2,000,000     U.S. Treasury Notes              7.50       2/15/05        2,291,300               0             2,291,300
      4,000,000     U.S. Treasury Notes              7.00       7/15/06        4,550,480               0             4,550,480
      6,000,000     U.S. Treasury Notes              6.50      10/15/06                0       6,654,360             6,654,360
                                                                             $39,465,295    $ 21,282,777          $ 60,748,072
                    TOTAL U.S. TREASURY
                    SECURITIES                                               $39,465,295    $ 24,741,377          $ 64,206,672

                    SHORT-TERM INSTRUMENTS
         69,036     Dreyfus Cash Management Fund                             $    69,036    $          0          $     69,036
      3,660,906     Norwest U.S. Government Fund                               3,660,906               0             3,660,906
                                                                             $ 3,729,942    $          0          $  3,729,942
                    REPURCHASE AGREEMENTS
$     2,531,000     Goldman Sachs Pooled
                    Repurchase Agreement
                    - 102% Collateralized
                     by U.S. Government Securities   5.25%     10/31/98      $         0    $  2,531,000          $  2,531,000

                    TOTAL INVESTMENTS IN SECURITIES                          $75,026,964    $128,451,930          $203,478,894
                    (Cost $198,387312)

                (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
                (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                        STAGECOACH      NORWEST
                                                         NATIONAL      ADVANTAGE
                                                         TAX-FREE       TAX-FREE         PRO FORMA      PRO FORMA
                                                           FUND        INCOME FUND      ADJUSTMENTS      COMBINED
                                                       -------------  --------------  --------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)      $ 59,991,110   $ 382,199,656                   $ 442,190,766
  Cash                                                        5,631               0                           5,631
Receivables:
  Dividends and Interest                                    899,371       6,420,084                       7,319,455
  Fund shares sold                                                0       2,284,593                       2,284,593
  Investment securities sold                                      0         501,637                         501,637
Prepaid expenses                                                735               0                             735
TOTAL ASSETS                                             60,896,847     391,405,970                     452,302,817
LIABILITIES
Payables:
  Investment securities purchased                         3,156,530      21,122,801                      24,279,331
  Distribution to shareholders                              206,286       1,091,209                       1,297,495
  Fund shares redeemed                                        7,194         156,470                         163,664
  Due to distributor                                         10,746          23,433                          34,179
  Due to advisor                                             19,002         154,690                         173,692
  Other                                                     195,684          62,659                         258,343
TOTAL LIABILITIES                                         3,595,442      22,611,262                      26,206,704
TOTAL NET ASSETS                                       $ 57,301,405   $ 368,794,708                   $ 426,096,113
Net assets consist of:
  Paid-in capital                                      $ 55,993,513   $ 349,517,495                   $ 405,511,008
  Undistributed net investment income (loss)                      0        (509,881)                       (509,881)
  Undistributed net realized gain (loss)
    on investments                                         (356,090)       (823,608)                     (1,179,698)
  Net unrealized appreciation (depreciation)
    of investments                                        1,663,982      20,610,702                      22,274,684
TOTAL NET ASSETS                                       $ 57,301,405   $ 368,794,708                   $ 426,096,113
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $ 39,010,459   $  48,876,250                   $  87,886,709
Shares outstanding - Class A                              2,422,097       4,565,280   1,220,321 (b)       8,207,698
Net asset value per share - Class A                    $      16.11   $       10.71                   $       10.71
Maximum offering price per share - Class A             $      16.87   $       11.16                   $       11.16
Net Assets - Class B                                   $  2,528,660   $  13,048,093                   $  15,576,753
Shares outstanding - Class B                                238,030       1,218,513      (1,929)(b)       1,454,614
Net asset value and offering price per
    share - Class B                                    $      10.62   $       10.71                   $       10.71
Net Assets - Class C                                   $  6,918,913                                   $   6,918,913
Shares outstanding - Class C                                651,051                                         651,051
Net asset value and offering price per
    share - Class C                                    $      10.63                                   $       10.63
Net Assets - Institutional Class                       $  8,843,373   $ 306,870,365                   $ 315,713,738
Shares outstanding - Institutional Class                    549,244      28,646,014     276,463 (b)      29,471,721
Net asset value and offering price per
    share - Institutional Class                        $      16.10   $       10.71                   $       10.71

INVESTMENT AT COST                                     $ 58,327,128   $ 361,588,954                   $ 419,916,082
--------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                       STAGECOACH          NORWEST
                                                   NATIONAL TAX-FREE    ADVANTAGE TAX-       PRO FORMA       PRO FORMA
                                                         FUND(a)       FREE INCOME FUND     ADJUSTMENTS      COMBINED
                                                   --------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                               $  267,600        $         0                    $   267,600
  Interest                                                 2,849,521         18,624,396                     21,473,917
TOTAL INVESTMENT INCOME                                    3,117,121         18,624,396                     21,741,517

EXPENSES
  Advisory fees                                              275,174          1,679,056    (381,678)(c)      1,572,552
  Administration fees                                         43,849            335,810     210,048 (c)        589,707
  Custody fees                                                 9,481             48,582      20,565 (c)         78,628
  Shareholder serv fees                                      101,406                  0     141,483 (c)        242,889
  Portfolio accounting fees                                   61,223             87,000     (68,223)(c)         80,000
  Transfer agency fees                                        73,099            839,530    (716,464)(c)        196,165
  Distribution fees                                          126,090            110,422     (83,257)(c)        153,255
  Organization costs                                           1,422                  0      (1,422)(c)              0
  Legal and audit fees                                        52,611             17,262     (17,468)(c)         52,405
  Registration fees                                           60,627             34,585           0             95,212
  Directors' fees                                              3,819              4,503      (1,893)(c)          6,429
  Shareholder reports                                         26,747             25,609      (5,236)(c)         47,120
  Other                                                       22,381             22,958      (2,267)(c)         43,072
TOTAL EXPENSES                                               857,929          3,205,317                      3,157,433
Less:
    Waived fees and reimbursed expenses fees                (354,199)        (1,108,046)  1,011,205 (d)       (451,040)
NET EXPENSES                                                 503,730          2,097,271                      2,706,394
NET INVESTMENT INCOME (LOSS)                               2,613,391         16,527,125                     19,035,123

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments            797,987          3,750,390                      4,548,377
  Net change in unrealized appreciation
      (depreciation) of investments                          206,643          6,818,032                      7,024,675
NET GAIN (LOSS) ON INVESTMENTS                             1,004,630         10,568,422                     11,573,052
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $3,618,021        $27,095,547                    $30,608,175
-----------------------------------------------------------------------------------------------------------------------

*    The Stagecoach National Tax-Free Fund and Norwest Advantage Tax-Free
     Income Fund are merging to form the Wells Fargo Tax-Free Income Fund, historical accounting data from the Norwest Advantage Tax-Free Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Bond Fund which merged with the Overland Municipal Income Fund on December 12, 1997.
(b) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(c) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(d) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                MUNICIPAL BONDS

                ALASKA
$   100,000     Anchorage AK GO                            6.75%      7/1/05       $   107,557       $          0      $    107,557
    100,000     Valdez AK Marine Term Revenue
                Pipelines Incorporated                     5.85       8/1/25           103,250                  0           103,250
                                                                                   $   210,807       $          0      $    210,807
                ARIZONA
$ 3,000,000     Maricopa County, AZ Union SD #48,
                GO Bonds, School Improvements              9.00       7/1/05       $         0       $  3,855,781      $  3,855,781

                CALIFORNIA
$    20,000     California State GO                        6.00%      2/1/01            21,022                  0            21,022
  1,540,000     California State Veterans Bonds
                Series BN                                  5.45      12/1/28         1,577,268                  0         1,577,268
  1,000,000     California Student Education Loan
                Marketing Corporation                      5.88       1/1/18           951,890                  0           951,890
  1,910,000     Los Angeles, CA, Community
                Redevelopment Agency Housing RV,
                Monterey Hills Redevelopment
                Project, Series A                          8.20      12/1/13                 0          2,209,774         2,209,774
  7,000,000     Metropolitan Water District,
                Southern California, Waterworks RV,
                Regional RIBS; inverse floater             7.41      8/10/18                 0          8,776,250         8,776,250
                                                                                   $ 2,550,180       $ 10,986,024      $ 13,536,204
                COLORADO
$ 4,635,000     Adams County, CO, SFM RV, Series A-2       8.70%      6/1/01       $         0       $  5,001,860      $  5,001,860
  1,750,000     Arapahoe County, CO, Utilities RV,
                Water & Wastewater Authority               6.25      12/1/20                 0          1,911,262         1,911,262
  2,000,000     Colorado Health Facility Authority
                Revenue                                    5.75      9/15/22         2,028,560                  0         2,028,560
  2,275,000     Colorado HFA SFM RV, Series B2             7.50      12/1/16                 0          2,571,569         2,571,569
  2,785,000     Colorado HFA SFM RV, Series C              7.90      12/1/24                 0          3,079,235         3,079,235
  2,475,000     Colorado HFA SFM RV, Series D-1,
                remarketed 7/15/94                         8.00      12/1/24                 0          2,727,351         2,727,351
  1,810,000     Colorado HFA SFM RV, Series D-II,
                remarketed 11/15/94                        8.13       6/1/25                 0          1,982,529         1,982,529
  1,440,000     Colorado HFA SFM RV, Series A-2            7.15      11/1/14                 0          1,640,405         1,640,405
  1,000,000     Colorado HFA, Series A                     7.40       5/1/11                 0          1,061,140         1,061,140
  2,000,000     Denver CO City & County Airport
                Revenue Series A MBIA Insured              5.60     11/15/20         2,102,340                  0         2,102,340
  5,200,000     Denver, CO, Urban Renewal Authority,
                Tax Increment RV, remarketed 6/15/94       9.13       9/1/17                 0          6,157,580         6,157,580
    270,000     El Paso County CO USD                      6.15     12/15/08           312,884                  0           312,884
  3,500,000     El Paso County, CO,  SD #11, Colorado
                Springs, GO Bonds                          7.10      12/1/17                 0          4,503,870         4,503,870
    495,000     Logan County, CO, SFM RV, Series A         8.50      11/1/11                 0            530,259           530,259
  1,000,000     Northern Metropolitan District, CO,
                RV, Adams County                           6.50      12/1/16                 0          1,080,440         1,080,440
    735,000     Vail, CO, SFM RV, Series 1992 A            8.13       6/1/10                 0            796,086           796,086
                                                                                   $ 4,443,784       $ 33,043,586      $ 37,487,370
                CONNECTICUT
$   655,000     Connecticut State HFA Series B4            7.30%    11/15/03       $   681,305       $          0      $    681,305

                FLORIDA
$   140,000     Brevard County FL HFA SFMR Refunded
                Series B FSA Insured                       7.00%      3/1/13       $   148,400       $          0      $    148,400
  2,020,000     Florida State Department of Children
                & Families COP, South Florida State
                Hospital Project                           4.75       7/1/12                 0          2,044,179         2,044,179
  1,000,000     Florida State Department of Children
                & Families COP, South Florida State
                Hospital Project                           5.00       7/1/18                 0          1,003,890         1,003,890
  3,000,000     Lakeland, FL, Electric & Water RV,
                FGIC insured                               6.00      10/1/14                 0          3,441,030         3,441,030
  2,825,000     Palm Beach County, FL, Health
                Facilities Authority RV, John F.
                Kennedy Memorial Hospital, Inc. Project    9.50       8/1/13                 0          3,895,675         3,895,675
                                                                                   $   148,400       $ 10,384,774      $ 10,533,174
                GEORGIA
$ 2,000,000     Baldwin County GA Hospital                 5.38%     12/1/28       $ 1,972,540       $          0      $  1,972,540
  3,650,000     Georgia Municipal Electric Power
                Authority RV, Series BB, MBIA insured      5.25       1/1/25                 0          3,823,010         3,823,010
  1,500,000     Houston County, GA, Development
                Authority MFHR, Emerald Coast Housing,
                Series A                                   7.00       8/1/28                 0          1,513,590         1,513,590
                                                                                   $ 1,972,540       $  5,336,600      $  7,309,140
                HAWAII
$ 7,250,000     Hawaii State Department of Budget &
                Finance, Health Care RV, The Queens
                Health Systems, Series A                   5.75       7/1/26       $         0       $  7,736,548      $  7,736,548

                IDAHO
$   900,000     Idaho HFA Revenue                          5.45%     7/15/23       $   897,750       $          0      $    897,750
    500,000     Pocatello, ID, IDA Allocation Tax
                Increment Bonds, Series B                  7.25      12/1/08                 0            524,455           524,455
    995,000     Idaho State HFA SFMR Series C-2 AMT        6.35       7/1/15         1,051,675                  0         1,051,675
                                                                                   $ 1,949,425       $    524,455      $  2,473,880
                ILLINOIS
$ 1,000,000     Chicago IL Midway Airport Revenue          5.00%      1/1/28       $   977,700       $          0      $    977,700
    500,000     Chicago IL O'Hare International
                Airport Special Facilities Revenue
                AMT LOC-Bayerische Landesbank              7.13       5/1/18           536,875                  0           536,875
    200,000     Chicago IL O'Hare International
                Airport Revenue Series A                   6.75       1/1/06           231,218                  0           231,218
  1,770,000     Illinois Development Financial
                Authority RV, Community
                Rehabilitation Providers, Series A         7.88       2/1/05                 0          2,174,056         2,174,056
    975,000     Illinois Development Financial
                Authority RV, Community
                Rehabilitation Providers, Series A,
                P/R 7/1/05 @ 102                           7.88       7/1/20                 0          1,098,328         1,098,328
  4,940,000     Illinois Educational Facilities
                Authority RV, Capital Appreciation,
                ETM, (5.95% to 6.22% effective yield)      0.00       7/1/14                 0          2,025,400         2,025,400
  1,120,000     Illinois Health Facilities Authority,
                Health Care RV, Edgewater Medical
                Center, Series A                           9.25       7/1/04                 0          1,425,850         1,425,850

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
  4,150,000     Illinois State Sales Tax RV, Series P      6.50      6/15/22                 0          5,015,399         5,015,399
  1,025,000     Lake County, IL, Community Unit
                SD #116, Educational Facilities RV,
                Rund Lake                                  7.60       2/1/13                 0          1,308,781         1,308,781
  7,350,000     Regional Transportation Authority,
                IL, Sales Tax RV, Series D,
                FGIC insured                               7.75       6/1/19                 0         10,093,608        10,093,608
  8,000,000     Regional Transportation Authority,
                IL, Transportation RV, FGIC insured        6.00       6/1/23                 0          9,266,320         9,266,320
  1,000,000     Illinois Development Finance Authority
                Revenue Series A FHA Insured               5.75       7/1/18         1,035,170                  0         1,035,170
  1,120,000     Illinois Development Finance Authority
                Revenue Community Rehabilitation
                Providers Series C                         5.65       7/1/19         1,125,163                  0         1,125,163
  1,000,000     Illinois Development Finance Authority
                Revenue Community Rehabilitation
                Providers Series A                         5.70       7/1/19         1,004,190                  0         1,004,190
  1,000,000     Illinois HFFA Revenue Edward
                Hospital Series A                          5.75      2/15/09         1,062,800                  0         1,062,800
  1,250,000     Illinois HFFA Revenue                      5.00     11/15/24         1,219,975                  0         1,219,975
                                                                                   $ 7,193,091       $ 32,407,742      $ 39,600,833
                INDIANA
$ 1,940,000     Howard County IN Jail & Juvenile
                Detention Center AMBAC Insured             5.25%     1/15/12       $ 2,023,536       $          0      $  2,023,536
  2,900,000     Indiana Transportation Financial
                Authority Highway RV, Series A, AMBAC
                insured                                    5.25       6/1/15                 0          3,066,286         3,066,286
  1,000,000     Indiana State Educational Facility
                Authority Revenue Butler University
                Project MBIA Insured                       5.30       1/1/27         1,026,220                  0         1,026,220
                                                                                   $ 3,049,756       $  3,066,286      $  6,116,042
                IOWA
$   265,000     Iowa State HFA SFMR Series B AMT
                GNMA/FNMA Collateralized                   7.45%      7/1/23       $   281,327       $          0      $    281,327
  1,435,000     Iowa State HFA SFMR Series B AMT
                GNMA/FNMA Collateralized                   6.95       7/1/24         1,524,329                  0         1,524,329
                                                                                   $ 1,805,656       $          0      $  1,805,656
                KANSAS
$ 3,175,000     Kansas State, DOT, Highway RV,
                Series A                                   7.25%      9/1/08       $         0       $  3,935,349      $  3,935,349
  4,150,000     Sedgwick & Shawnee Counties, KS,
                SFM RV, Mortgage Backed Securities,
                Series A-2, Step Coupon, GNMA COLL         6.70       6/1/29                 0          4,731,747         4,731,747
                                                                                   $         0       $  8,667,096      $  8,667,096
                KENTUCKY
$ 8,800,000     Carrollton & Henderson, KY, Public
                Energy Authority Gas RV, Series A          4.50%      1/1/00       $         0       $  8,898,824      $  8,898,824
    140,000     Kentucky State Housing Corporation
                Revenue FHA Insured                        6.50       7/1/17           149,766                  0           149,766
                                                                                   $   149,766       $  8,898,824      $  9,048,590
                LOUISIANA
$   310,000     Louisiana State PFA Student Loan
                Revenue AMT FSA Insured                    6.85%      1/1/09       $   328,470       $          0      $    328,470
  5,000,000     Rapides Parish, LA, Housing &
                Mortgage Finance Authority, Capital
                Appreciation RV, Series C, (7.45%
                effective yield)                           0.00      7/10/14                 0          1,762,100         1,762,100
  2,900,000     St. Bernard Parish, LA, Housing
                Mortgage Agency, SFM RV, Series 1992 C,
                (7.65% effective yield)                    0.00      7/10/14                 0            917,908           917,908
                                                                                   $   328,470       $  2,680,008      $  3,008,478
                MASSACHUSETTS
$ 5,325,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System RV, Series B                        6.20%      3/1/16       $         0       $  6,216,511      $  6,216,511
  5,000,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System, Series B                           5.00       3/1/28                 0          4,912,850         4,912,850
  2,500,000     Massachusetts State College Building
                Authority, Educational Facilities RV,
                Series A                                   7.50       5/1/14                 0          3,248,325         3,248,325
  1,000,000     Massachusetts State HFA Residential
                Development FNMA Collateralized            6.90     11/15/21         1,091,010                  0         1,091,010
  2,500,000     Massachusetts State Industrial
                Finance Agency, University Commons
                Nursing Home, Series A, FHA insured        6.65       8/1/38                 0          2,808,925         2,808,925
  2,500,000     Massachusetts State, HEHFA RV,
                Massachusetts Institute of Technology,
                Series I-1                                 5.20       1/1/28                 0          2,629,500         2,629,500
    490,000     New Bedford, MA, IDA RV, Aerovox, Inc.
                Project, Series 1982                       7.42       7/1/02                 0            490,907           490,907
                                                                                   $ 1,091,010       $ 20,307,018      $ 21,398,028
                MICHIGAN
$ 1,435,000     Armada MI Area School                      5.63%      5/1/17       $ 1,517,326       $          0      $  1,517,326
  1,745,000     Michigan State Hospital Finance
                Authority RV, Grace Hospitals              7.13       5/1/09                 0          2,013,974         2,013,974
  2,760,000     Wayland, MI, Unified SD, GO Bonds,
                FGIC insured                               8.00       5/1/10                 0          3,639,861         3,639,861
                                                                                   $ 1,517,326       $  5,653,835      $  7,171,161
                MINNESOTA
$   250,000     Minneapolis MN Community Development
                Agency Series 7-A                          5.50%      6/1/12       $   257,795       $          0      $    257,795
    375,000     St. Paul MN Housing Finance Board
                Revenue SFMR Phase IX AMT GNMA
                Collateralized                             7.30       8/1/31           395,374                  0           395,374
                                                                                   $   653,169       $          0      $    653,169
                MISSISSIPPI
$   500,000     Jones County MS Hospital Revenue South
                Central Regional Medical Center            4.90%     12/1/04       $   509,255       $          0      $    509,255
  1,000,000     Mississippi Development Special
                Obligation RV, Panola County Hospital
                Project                                    5.00       7/1/28                 0            964,790           964,790
  2,000,000     Mississippi Home Corp., Residual
                Capital Appreciation RV, Series 1992 II,
                (7.38% effective yield)                    0.00      4/15/12                 0            784,140           784,140
                                                                                   $   509,255       $  1,748,930      $  2,258,185
                MONTANA
$ 1,000,000     Lewis & Clark County MT Environmental
                Revenue                                    5.60%      1/1/27       $   990,310       $          0      $    990,310

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                NEBRASKA
$ 2,580,000     American Public Energy Agency, Nebraska
                Gas Supply RV, Nebraska Public Gas
                Agency Project, Series C                   4.00%      9/1/07       $         0       $  2,535,908      $  2,535,908
    995,000     Nebraska Finance Authority Single Family
                Housing Series B GNMA/FNMA/FHLMC
                Collateralized                             5.85       9/1/28         1,029,825                  0         1,029,825
  1,000,000     Nebraska Investment Finance Authority,
                Hospital RV, Great Plains Regional
                Medical Center Project                     5.45     11/15/17                 0          1,030,350         1,030,350
                                                                                   $ 1,029,825       $  3,566,258      $  4,596,083
                NEW HAMPSHIRE
$ 1,095,000     New Hampshire HEHFA RV, New London
                Hospital Association Project               7.00%      6/1/00       $         0       $  1,127,127      $  1,127,127

                NEVADA
$   500,000     Clark County NV Las Vegas Convention &
                Visitors Authority FSA Insured             6.00%      7/1/26       $   566,750       $          0      $    566,750
    500,000     Reno NV Hospital Revenue                   5.63      5/15/23           520,040                  0           520,040
                                                                                   $ 1,086,790       $          0      $  1,086,790
                NEW MEXICO
$ 5,295,000     Bernalillo County, NM, Gross Receipts
                Tax RV, Series B                           5.70%      4/1/27       $         0       $  5,944,167      $  5,944,167
    985,000     Hobbs, NM, SFM RV                          8.75       7/1/11                 0          1,095,842         1,095,842
  1,000,000     New Mexico State Hospital
                Equipment Council RV, Memorial Medical
                Center, Inc. Project                       4.85       6/1/08                 0            995,110           995,110
  1,000,000     New Mexico State Hospital Equipment
                Council RV, Memorial Medical
                Center, Inc. Project                       5.50       6/1/28                 0            983,660           983,660
  6,585,000     Santa Fe County, NM, Correctional
                Systems RV, FSA insured                    6.00       2/1/27                 0          7,701,553         7,701,553
                                                                                   $         0       $ 16,720,332      $ 16,720,332
                NEW JERSEY
$ 1,250,000     New Jersey State MFHR FHA
                Collateralized                             7.00%      5/1/30       $ 1,356,988       $          0       $ 1,356,988

                NEW YORK
$10,000,000     Long Island Power Authority, New York
                Electric System RV                         4.25%      4/1/00       $         0       $ 10,088,200      $ 10,088,200
 10,000,000     Metropolitan Transporation
                Authority, NY, Commuter Facilities RV,
                Series A, MBIA insured                     5.63       7/1/27                 0         10,699,900        10,699,900
    250,000     New York NY FGIC Series E                  6.00       8/1/12           279,000                  0           279,000
  1,200,000     New York State Dorm Authority, Health
                Care RV, Good Samaritan Hospital Suffern   5.50       7/1/10                 0          1,294,428         1,294,428
  1,000,000     New York State Dormatory Authority Lease
                Revenue                                    4.75      1/15/29           954,010                  0           954,010
  3,000,000     New York, NY, City Municipal Water
                Finance Authority, Water & Sewer
                Systems RV, Series B                       5.25      6/15/29                 0          3,027,960         3,027,960
  1,480,000     New York, NY, GO Bonds, Series B-1,
                P/R 8/15/04 @ 101                          7.30      8/15/10                 0          1,746,622         1,746,622
  1,340,000     New York, NY, GO Bonds, Series B-1,
                P/R 8/15/04 @ 101                          7.38      8/15/13                 0          1,586,506         1,586,506
 15,000,000     Port Authority New York & New Jersey,
                Consolidated Eighty-Fifth Series           5.38       3/1/28                 0         16,260,000        16,260,000
                                                                                   $ 1,233,010       $ 44,703,616      $ 45,936,626
                OHIO
$ 4,200,000     Greater Cleveland, OH, Regional
                Transportation Authority, Capital
                Improvement, Series R                      4.50%     12/1/12       $         0       $  4,167,702      $  4,167,702
  1,000,000     Pike County, OH, Hospital Facility,
                Pike Health Services, Inc. Project         6.35       7/1/07                 0          1,068,990         1,068,990
                                                                                   $         0       $  5,236,692      $  5,236,692
                OKLAHOMA
$   200,000     Pryor Creek OK Economic Development
                Authority Mortgage Revenue Series A
                FNMA Collateralized                        7.13%      7/1/21       $   209,116       $          0      $    209,116
    500,000     Tulsa County OK HFA Mortgage Revenue
                Series B Remarket AMT GNMA Collateralized  7.55       5/1/23           524,355                  0           524,355
    540,000     Tulsa County OK HFA Mortgage Revenue
                Series B Remarket AMT GNMA Collateralized  7.10       6/1/22           573,043                  0           573,043
  1,245,000     Tulsa, OK, IDA RV, University of Tulsa,
                Series A, MBIA insured                     6.00      10/1/16                 0          1,423,396         1,423,396
                                                                                   $ 1,306,514       $  1,423,396      $  2,729,910
                OREGON
$ 1,000,000     Oregon State Health Housing Educational
                & Cultural Facilities Authority            5.25%     10/1/16       $   971,460       $          0      $    971,460
 10,000,000     Washington County, OR, GO Bonds            0.00       6/1/03                 0          8,260,100         8,260,100
                                                                                   $   971,460       $  8,260,100      $  9,231,560
                PENNSYLVANIA
$ 1,600,000     Allentown PA, Area Hospital
                Authority RV, Sacred Heart Hospital        5.00%      7/1/12       $         0       $  1,597,584      $  1,597,584
  2,250,000     Chester County PA Health & Education
                Facilities                                 5.38      5/15/27         2,272,500                  0         2,272,500
    500,000     Pennsylvania State Higher EDFA Student
                Loan Revenue Series D AMT AMBAC Insured    7.05      10/1/16           526,250                  0           526,250
  1,750,000     Pittsburgh PA Water & Sewer Authority
                Revenue                                    5.25       9/1/23         1,782,340                  0         1,782,340
                                                                                   $ 4,581,090       $  1,597,584      $  6,178,674
                SOUTH CAROLINA
$10,625,000     Connector 2000 Association, Inc.,
                South Carolina Toll Road RV, Southern
                Connector Project, Series A                5.38%      1/1/38       $         0       $ 10,014,912      $ 10,014,912
  7,500,000     Piedmont, SC, Municipal Power Agency,
                Electric RV, Series A                      6.55       1/1/16                 0          7,512,900         7,512,900
  5,725,000     Piedmont, SC, Municipal Power Agency,
                Electric RV, Series A                      6.60       1/1/21                 0          5,735,076         5,735,076
                                                                                   $         0       $ 23,262,888      $ 23,262,888
                SOUTH DAKOTA
$ 3,500,000     South Dakota State, HEHFA RV, Huron
                Regional Medical Center                    7.30%      4/1/16       $         0       $  4,257,820      $  4,257,820

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                TENNESSEE
 25,000,000     Nashville & Davidson County, TN,
                Health & Education Board RV,
                Sub-Volunteer Healthcare                   0.00%      6/1/21       $         0       $  7,704,250      $  7,704,250
  1,000,000     Shelby County TN Health
                Educational & Housing Facility
                Series A                                   6.00       7/1/28         1,046,140                  0         1,046,140
                                                                                   $ 1,046,140       $  7,704,250      $  8,750,390
                TEXAS
  $ 450,000     Baytown, TX, Housing Finance Corp.,
                SFM RV, Series 1992 A                      8.50%      9/1/11       $         0       $    505,872      $    505,872
  2,065,000     Beaumont, TX, Housing Finance Corp. RV     9.20       9/1/01                 0          2,299,935         2,299,935
 19,500,000     Brazos River Authority RV, Houston
                Industries, Inc. Project, Series D         4.90      10/1/15                 0         19,801,275        19,801,275
  1,650,000     Corpus Christi, TX, HFA, Housing RV,
                Series A, MBIA insured                     7.70       7/1/11                 0          1,811,733         1,811,733
  2,395,000     De Soto, TX, Housing Finance Corp.,
                MFHR RV, Windsor Foundation Project,
                Series A                                   7.00       2/1/25                 0          2,794,654         2,794,654
    250,000     Decatur TX Indeptness School District      6.13       8/1/25           270,138                  0           270,138
    250,000     El Paso TX GO                              7.00      8/15/06           296,580                  0           296,580
    225,000     El Paso, TX, Housing Finance Corp.,
                SFM RV, Series A                           8.75       4/1/01                 0            249,190           249,190
    305,000     Galveston County, TX, Property Finance
                Authority, Inc., SFM RV, Series A          8.50       9/1/11                 0            329,446           329,446
  2,390,000     Grand Prairie TX, GO Bonds, Series C       5.50      2/15/00                 0          2,421,142         2,421,142
  1,300,000     Grape Creek-Pulliam, TX, Independent
                SD Public Facilities Corp., GO Bonds       7.25      5/15/21                 0          1,481,142         1,481,142
  1,000,000     Gulf Coast Texas Waste Disposal            5.50       9/1/17         1,016,290                  0         1,016,290
  1,115,000     Harlandale, TX, ISD Public Facilities
                Corp., Lease RV                            5.50     10/15/12                 0          1,181,855         1,181,855
  2,245,000     Hereford TX, Independent SD RV             5.25      8/15/18                 0          2,240,712         2,240,712
  6,250,000     Houston TX, Housing Finance Corp.
                SFM RV, Series A-1                         8.00       6/1/14                 0          6,778,625         6,778,625
  2,250,000     Houston TX, Housing Finance Corp.
                SFM RV, Series B-1                         8.00       6/1/14                 0          2,440,305         2,440,305
    125,000     Port Arthur TX MBIA Insured                8.50      2/15/03           146,910                  0           146,910
  1,305,000     Port Arthur, TX, Housing Finance
                Corp., SFM RV                              8.70       3/1/12                 0          1,435,487         1,435,487
  3,750,000     San Antonio, TX, Electric & Gas RV,
                Series A                                   4.50       2/1/21                 0          3,507,375         3,507,375
  4,180,000     San Antonio, TX, HEHFA RV                  7.13      11/1/15                 0          4,645,986         4,645,986
  2,200,000     Texas State Department of Housing &
                Community Affairs, SFM RV, Series A        8.10       9/1/15                 0          2,513,984         2,513,984
    355,000     Travis County TX HFC Residential
                Mortgage Revenue Series A GNMA/FNMA
                Collateralized                             7.00      12/1/11           379,999                  0           379,999
  1,000,000     Webb County TX COP Series A                5.25      10/1/22         1,004,010                  0         1,004,010
                                                                                   $ 3,113,927       $ 56,438,718      $ 59,552,645
                UTAH
$   250,000     Salt Lake City UT RDA Neighborhood
                Tax Revenue                                6.50%     10/1/01       $   267,365       $          0      $    267,365
    750,000     Salt Lake County, UT, EFA RV,
                Westminister College Project               5.75      10/1/27                 0            780,510           780,510
    500,000     Utah State Board of Regents Student
                Loan Revenue Series F AMT AMBAC Insured    7.45      11/1/08           529,435                  0           529,435
  1,100,000     Utah State Board of Regents Student
                Loan Revenue Series H AMT AMBAC Insured    6.70      11/1/15         1,160,819                  0         1,160,819
    250,000     Utah State Building Ownership Authority
                Lease Series A                             6.00      5/15/09           276,238                  0           276,238
      5,000     Utah State HFA SFMR Series D-2 AMT FHA
                Collateralized                             6.45       1/1/11             5,374                  0             5,374
                                                                                   $ 2,239,231       $    780,510      $  3,019,741
                VERMONT
$   500,000     Burlington VT Electricity Revenue
                Series A MBIA Insured                      6.38%      7/1/10       $   586,200       $          0      $    586,200

                VIRGINIA
$ 3,000,000     Fairfax Co, VA, Redevelopment & Housing
                Authority, MFHR Bonds, Burke Shire
                Commons                                    7.60%     10/1/36       $         0       $  3,298,320      $  3,298,320
  2,000,000     Pocahontas VA Parkway Associate            5.50      8/15/28         1,977,460                  0         1,977,460
                                                                                   $ 1,977,460       $  3,298,320      $  5,275,780
                WASHINGTON
  $ 500,000     Clark County WA Sewer Revenue              6.00%     12/1/06       $   559,955       $          0      $    559,955
  2,000,000     Grant County WA Public Hospital District   5.15      12/1/23         1,961,640                  0         1,961,640
  2,055,000     Grant County, WA, Public Hospital
                District, GO Bonds                         5.50      12/1/13                 0          2,162,579         2,162,579
  3,000,000     Grant County, WA, Public Hospital
                District, GO Bonds                         5.15      12/1/23                 0          2,960,550         2,960,550
    100,000     Island County WA USD South Whidbey
                AMBAC Insured                              6.75      12/1/07           118,978                  0           118,978
  1,748,000     Kitsap County, WA, Housing Authority RV,
                Low Income Housing, GNMA COLL              7.10      8/20/16                 0          2,081,816         2,081,816
    100,000     South Colombian Basin WA Irrigation
                District Revenue                           6.00      12/1/02           108,005                  0           108,005
    350,000     Tacoma WA Solid Waste Utility Revenue
                Series B AMBAC Insured                     6.00      12/1/09           400,264                  0           400,264
  4,000,000     Washington Public Power Supply System,
                Power RV, Nuclear Project #1, Series A     6.00       7/1/06                 0          4,491,360         4,491,360
  2,750,000     Washington Public Power Supply System,
                Power RV, Nuclear Project #2, Series A     6.00       7/1/07                 0          3,056,487         3,056,487
  3,500,000     Washington State Housing Finance
                Commission, Nonprofit Housing RV, VA
                Mason Research Center Project,
                Series A U.S. Bank of Washington, LOC      5.70       1/1/24                 0          3,680,530         3,680,530
  1,620,000     Washington State Housing Finance
                Commisssion, Nonprofit Housing RV, VA
                Mason Research Center Project, Series A,
                U.S. Bank of Washington, LOC               5.65       1/1/19                 0          1,696,756         1,696,756
  1,000,000     Washington State Public Power Supply
                System Nuclear Project Number 1 Series B   5.13       7/1/13         1,016,250                  0         1,016,250
  4,500,000     Washington State Public Power Supply
                System, Power RV, Nuclear Project #3,
                Series A                                   5.13       7/1/18                 0          4,477,770         4,477,770
  1,440,000     Washington State SFMR Series E AMT
                GNMA/FNMA Collateralized                   7.10       7/1/22         1,509,133                  0         1,509,133
  3,000,000     Yakima County, WA, SD #007, GO Bonds,
                MBIA insured                               6.75      12/1/06                 0          3,529,890         3,529,890

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                                                                                   $ 5,674,225       $ 28,137,738      $ 33,811,963

                WEST VIRGINIA
$ 8,600,000     West Virginia State, GO Bonds, Series A    5.20      11/1/26       $         0       $  8,926,284      $  8,926,284

                TOTAL MUNICIPAL BONDS                                              $55,447,110       $370,739,140      $426,186,250

                SHORT-TERM INSTRUMENTS

  4,544,000     Stagecoach National Tax-Free Money
                Market Trust                                                         4,544,000                  0         4,544,000
  6,982,576     Municipal Money Market Fund                                                  0          6,982,576         6,982,576
    750,000     Pitkin County, CO MFHR, Centennial,
                Series A, Credit Lyonnais, LOC,
                Republic National Bank, LOC                3.35      12/1/24                 0            750,000           750,000
  3,727,940     US Bank, Series BI                         4.30      8/11/99                 0          3,727,940         3,727,940
                                                                                   $ 4,544,000       $ 11,460,516      $ 16,004,516
                TOTAL INVESTMENTS IN SECURITIES                                    $59,991,110       $382,199,656      $442,190,766
                (Cost $419,916,082)

            (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
            (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                    STAGECOACH PRIME          NORWEST
                                                      MONEY MARKET         ADVANTAGE CASH        PRO FORMA           PRO FORMA
                                                          FUND            INVESTMENT FUND      ADJUSTMENTS(b)        COMBINED
                                                    ----------------     ----------------     ---------------       ------------

ASSETS
INVESTMENTS:
 In securities, at market value(see cost below)     $3,223,637,444       $6,124,988,227    $(570,009,639)          $8,778,616,032
      Cash                                                 314,576                    0          (55,624)                 258,952
Receivables:
      Dividends and Interest                            29,129,964                2,454       (5,150,815)              23,981,603
Due from advisor                                                 0                    0           20,591 (d)               20,591
Organization expenses, net of amortization                  25,014                    0          (25,014)(d)                    0
Prepaid expenses                                           101,519                    0          (17,951)                  83,568
TOTAL ASSETS                                         3,253,208,517        6,124,990,681                             8,802,960,746
LIABILITIES
Payables:
      Distribution to shareholders                      12,262,752           12,116,811       (2,168,323)              22,211,240
      Due to distributor                                   303,951              129,376          (53,745)                 379,582
      Due to advisor                                       913,750              976,265         (161,571)               1,728,444
      Other                                                417,634                1,971          (73,847)                 345,758
TOTAL LIABILITIES                                       13,898,087           13,224,423                                24,665,024
TOTAL NET ASSETS                                    $3,239,310,430       $6,111,766,258                            $8,778,295,722
NET ASSETS CONSIST OF:
      Paid-in capital                               $3,239,306,328       $6,113,614,310    $(572,780,241)          $8,780,140,397
      Undistributed net investment income (loss)                 0             (147,521)                                 (147,521)
      Undistributed net realized gain (loss)
           on investments                                    4,102           (1,700,531)             (725)             (1,697,154)
TOTAL NET ASSETS                                    $3,239,310,430       $6,111,766,258                            $8,778,295,722
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net Assets - Administrative Class                   $  562,513,434                         $(562,513,434)(e)
Shares outstanding - Administrative Class              562,456,538                          (562,456,538)(e)
Net asset value and offering price per
     share - Administrative Class                   $         1.00
Net Assets - Institutional Class                    $1,169,269,538                                                 $1,169,269,538
Shares outstanding - Institutional Class             1,169,346,181                                                  1,169,346,181
Net asset value and offering price per
     share - Institutional Class                    $         1.00                                                 $         1.00
Net Assets - Service Class                          $  934,746,492      $ 6,111,766,258    $ 562,513,434 (e)       $7,609,026,184
Shares outstanding - Service Class                     934,864,723        6,113,539,471      562,456,538 (e)        7,610,860,732
Net asset value and offering price per
     share - Service Class                          $         1.00      $          1.00                            $         1.00
INVESTMENT AT COST                                  $3,223,637,444      $ 6,124,988,227    $(570,009,639)          $8,778,616,032
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)
                                                             S-43

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                           STAGECOACH PRIME        NORWEST
                                             MONEY MARKET       ADVANTAGE CASH    CORE-GATEWAY       PRO FORMA        PRO FORMA
INVESTMENT INCOME                              FUND(a)         INVESTMENT FUND    ADJUSTMENTS(c)    ADJUSTMENTS(b)      COMBINED
                                           ----------------------------------   -------------------------------------------------
 Interest                                      $149,310,711      $279,360,668                                        $428,671,379
 Net expenses from master/core portfolios                 0       (12,551,068)     12,551,068                                   0
TOTAL INVESTMENT INCOME                         149,310,711       266,809,600                                         428,671,379

EXPENSES
  Advisory fees                                   6,626,891                 0      10,552,191    (10,190,472)(f)        6,988,610
  Administration fees                             1,816,340         2,451,134       1,596,064      4,619,377 (f)       10,482,915
  Custody fees                                      442,681                 0         334,085        620,956 (f)        1,397,722
  Shareholder serv fees                           3,566,896                 0               0     10,292,010 (f)       13,858,906
  Portfolio accounting fees                         591,649            13,500          56,017       (581,166)(f)           80,000
  Transfer agency fees                            1,513,463         9,804,529               0    (11,232,852)(f)          488,334
  Distribution fees                                 120,430                 0               0       (120,430)(f)                0
  Organization costs                                 13,658                 0           3,010        (13,658)(f)            3,010
  Legal and audit fees                              148,380            88,562           2,328        (79,495)(f)          159,775
  Registration fees                                 350,704           455,304               0              0 (f)          806,008
  Directors' fees                                     3,819            64,029           7,372        (68,791)(f)            6,429
  Shareholder reports                                73,080           155,608               0        (34,499)(f)          194,189
  Other                                              19,473            85,109               0         (8,500)(f)           96,082
TOTAL EXPENSES                                   15,287,464        13,117,775                                          34,561,979
Less:
   Waived fees and reimbursed expenses fees      (3,907,481)       (2,072,879)                        40,611 (g)       (5,939,749)
NET EXPENSES                                     11,379,983        11,044,896                                          28,622,230
NET INVESTMENT INCOME (LOSS)                    137,930,728       255,764,704                                         400,049,149

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments   155,514            37,598                                             193,112
NET GAIN (LOSS) ON INVESTMENTS                      155,514            37,598                                             193,112
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $138,086,242      $255,802,302                                        $400,242,261
---------------------------------------------------------------------------------------------------------------------------------

 * The Administrative, Institutional and Service Classes of the Stagecoach Prime Money Market Fund are merging with the Service Class of the Norwest Advantage Cash Investment Fund to form the Wells Fargo Cash Investment Money Market Fund, historical accounting data from the Stagecoach
    Money Market will be kept. In conjunction with the merger, the Administrative Class shares of the Stagecoach Prime Money Market Fund will be converted to Service Class shares of the Wells Fargo Cash Investment Money Market Fund.

(a) Information shown prior to December 12, 1997, is for the Stagecoach Prime Money Market Fund which merged with the Overland
    Money Market Fund on December 12, 1997.

(b) The Administrative Class, Institutional Class, and Service Class shares of the Stagecoach Prime Money Market Fund comprise 82.3% of the Fund's net assets. The remaining 17.7% of the Fund's net assets represent Class A shares of the Stagecoach Prime Money Market Fund. Such Class A shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.

(c) The Norwest Advantage Cash Investment Fund, a "Gateway Fund", invests in securities through "Core Portfolios", the Norwest Advantage Prime Money Market and Norwest Advantage Money Market Portfolios. Expenses allocated from the Core Portfolios to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the level of the Core Portfolios.

(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.

(e) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.

(f) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.

(g) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
              ASSET BACKED SECURITIES
$ 76,207,555  WFP Tower B Finance Corp.,
              Short-Term STEERS Trust ,
              Series A                     5.31%   12/8/98 $            0     $   42,011,856     $   34,195,698     $    76,207,554

              CERTIFICATE OF DEPOSITS

$ 25,000,000  Abbey National               5.55%   1/26/99 $   24,998,160     $            0     $            0     $    24,998,160
  50,000,000  ANZ Banking Corporation      5.64    2/24/99     50,001,143                  0                  0          50,001,143
  66,000,000  Banco Espirito Santo e
              Comercial de Lisboa, New
              York Branch                  5.74    3/26/99              0         15,999,033         49,996,982          65,996,015
  87,000,000  Banque Paribas, New York
              Branch,                      5.73     36,248              0         46,993,816         39,994,738          86,988,554
  29,000,000  Barclays Bank PLC            5.79     5/4/99     29,005,261                  0                  0          29,005,261
  50,000,000  Bayerische Landesbank,
              New York Branch,             5.65    7/22/99              0         30,132,716         20,088,477          50,221,193
  20,000,000  Centari Corporation          5.78    4/19/99     20,000,000                  0                  0          20,000,000
  65,000,000  Chase Manhattan Bank         5.10    4/20/99     65,000,000                  0                  0          65,000,000
  30,000,000  Chase Manhattan Bank         4.87    4/21/99     30,000,000                  0                  0          30,000,000
  30,000,000  Chase Manhattan Bank         5.06    5/12/99     30,000,000                  0                  0          30,000,000
  25,000,000  CIBC YCD                     5.01    2/17/99     25,000,000                  0                  0          25,000,000
 100,000,000  CIBC YCD                     5.07    4/13/99    100,000,000                  0                  0         100,000,000
 198,000,000  Deutsche Bank, New York
              Branch,                      5.73    4/15/99              0        129,981,577         67,990,365         197,971,942
  50,000,000  FCC National Bank            5.63     1/8/99     50,000,000                  0                  0          50,000,000
  30,000,000  FCC National Bank            4.82    4/22/99     30,000,000                  0                  0          30,000,000
  40,000,000  Generale Bank, New York
              Branch,                      6.02   12/16/98              0         25,000,073         15,000,044          40,000,117
  40,000,000  Huntington National Bank     5.74     5/5/99     39,992,679                  0                  0          39,992,679
  88,000,000  Natexis Banque, New York
              Branch,                      5.71     8/3/99              0         49,980,713         37,985,342          87,966,055
   9,100,000  Northern Trust               4.78     4/5/99      9,100,000                  0                  0           9,100,000
  50,000,000  Old Kent Bank                5.00    8/18/99     50,000,000                  0                  0          50,000,000
  50,000,000  Societe Generale             5.60    1/13/99     49,998,305                  0                  0          49,998,305
  50,000,000  Societe Generale, New
              York Branch,                 5.70    3/23/99              0         24,995,957         24,995,958          49,991,915
  55,000,000  Societe Generale, New
              York Branch,                 5.80    4/28/99              0                  0         54,991,462          54,991,462
  25,000,000  Svenska Handelsbanken,
              New York Branch              5.65    8/10/99              0         25,126,014                  0          25,126,014
  18,000,000  Svenska Handelsbanken,
              New York Branch,             5.67     8/9/99              0                  0         18,091,899          18,091,899
  35,000,000  Swiss Bank                   5.64    3/12/99     34,993,966                  0                  0          34,993,966
  25,000,000  Swiss Bank                   5.75     5/7/99     24,994,851                  0                  0          24,994,851
                                                           $  663,084,365     $  348,209,899     $  329,135,267     $ 1,340,429,531

              COMMERCIAL PAPER

$ 34,000,000  Ace Overseas Corp.           5.51*   1/19/99 $            0     $   33,745,010     $            0     $    33,745,010
  25,000,000  Apreco, Inc.                 5.37*    2/8/99              0          9,897,074         14,845,612          24,742,686
  50,000,000  Asset Securitization
              Corporation                  5.37*   2/19/99     49,403,333                  0                             49,403,333
 110,000,000  Associates Corporation       5.35*   12/1/98    110,000,000                  0                            110,000,000
 100,000,000  Atlantis One Funding Corp.   5.48*   2/11/99              0         93,963,300          4,945,200          98,908,500
  85,000,000  Atlantis One Funding Corp.   5.35*   3/26/99              0         19,658,194         63,889,132          83,547,326
  85,000,000  Banco Rio de La Plata S.A.,
              Bayerische Vereinsbank,
              AG, LOC                      5.47*   12/7/98              0         44,959,100         39,963,533          84,922,633
  71,077,000  Barton Capital Corp.         5.58*   1/14/99              0         30,865,054         39,727,200          70,592,254
   5,659,000  Barton Capital Corp.         5.48*   3/19/99              0          5,565,966                  0           5,565,966
   5,848,000  Barton Capital Corp.         5.06*    6/8/99              0          5,692,649                  0           5,692,649
   5,411,000  Barton Capital Corp.         5.04*   8/12/99              0          5,218,585                  0           5,218,585
  48,500,000  Bavaria Universal Funding
              Corp.                        5.25*   1/19/99              0                  0         48,153,427          48,153,427
  40,000,000  Bavaria Universal Funding
              Corp.                        5.40*   1/21/99              0                  0         39,694,000          39,694,000
 155,763,000  Bavaria Universal Funding
              Corp.                        5.25*   1/21/99              0        154,584,325                  0         154,584,325
  15,500,000  Beta Finance Incorporated    5.36*    1/6/99     15,415,060                  0                  0          15,415,060
  26,000,000  CC (USA), Inc.               5.52*   1/29/99              0         14,864,300         10,900,487          25,764,787
  50,000,000  CC (USA), Inc.               4.81*    4/9/99              0         29,482,925         19,655,284          49,138,209
  42,872,000  Certain Funding Corp.        5.25*   1/15/99              0                  0         42,590,653          42,590,653
  15,643,000  Chinatex Capital, Inc.,
              Bank of America N.T. &
              S.A., L                      5.45*   12/2/98              0         10,641,388          4,999,243          15,640,631
  31,300,000  City of Austin, TX,
              Landesbank Hessen -
              Thueringen Grozentrale,
              A. G., LOC                   5.38*  12/16/98              0          9,977,582         21,252,253          31,229,835
  19,000,000  Commercial Credit
              Corporation                  4.42*  12/10/98     18,976,725                  0                  0          18,976,725
  50,000,000  Corporate Asset Funding
              Incorporated                 4.43*   12/7/98     49,957,000                  0                  0          49,957,000
  31,650,000  Corporate Asset
              Securitization Australia,
              Ltd., Inc.                   5.30*   1/15/99              0                  0         31,440,319          31,440,319
  75,000,000  Corporate Receivables
              Corporation                  5.27*    2/4/99     74,282,292                  0                  0          74,282,292
  54,182,000  CPI Funding Corp.            5.55*  12/28/98              0         43,998,091          9,958,375          53,956,466
  70,000,000  CPI Funding Corp.            5.08*   3/25/99              0         34,436,967         34,436,968          68,873,935
  25,000,000  Ford Motor Credit
              Corporation                  4.73*  12/11/98     24,963,889                  0                  0          24,963,889
  20,000,000  General Electric Capital
              Corporation                  5.36*    1/7/99     19,887,561                  0                  0          19,887,561
 110,000,000  General Electric Capital
              Corporation                  5.09*   3/30/99    108,163,764                  0                  0         108,163,764
  15,000,000  General Electric Capital
              Corporation                  4.72*   4/20/99     14,727,583                  0                  0          14,727,583
  20,288,000  Grand Funding Corp.          5.42*  12/15/98              0         20,245,236                  0          20,245,236
  20,000,000  Grand Funding Corp.          5.60*   1/15/99              0                  0         19,860,000          19,860,000
  69,019,000  Grand Funding Corp.          5.55*   1/22/99              0                  0         68,465,698          68,465,698
 108,845,000  Grand Funding Corp.          5.50*    2/5/99              0         73,100,397         34,647,083         107,747,480
  40,000,000  Grand Funding Corp.          5.35*   2/26/99              0         39,482,833                  0          39,482,833
  24,391,000  Grand Funding Corp.          5.60*   1/15/99              0         24,220,262                  0          24,220,262
  50,000,000  Greyhawk Capital Corp.       5.42*  12/11/98              0         29,954,833         19,969,889          49,924,722
  48,825,000  International
              Securitization Corp.         5.40*   1/14/99              0         29,802,000         18,700,755          48,502,755
  57,700,000  International
              Securitization Corp.         5.30*   2/17/99              0         32,621,050         24,416,362          57,037,412
 140,000,000  Lexington Parker Capital
              Co. LLC.,                    5.53*    1/4/99              0         84,556,063         54,712,747         139,268,810
  80,000,000  Lexington Parker Capital
              Co. LLC.,                    5.55*   1/12/99              0         34,773,375         44,708,625          79,482,000
  20,000,000  Lexington Parker Capital
              Co. LLC.,                    5.47*   1/15/99              0                  0         19,863,250          19,863,250
  10,317,000  Liberty Lighthouse Funding
              Co. LLC.,                    5.52*    1/8/99              0                  0         10,256,886          10,256,886
  10,000,000  Medical Building
              Funding III, Allied Irish
              Bank, LOC                    5.21*   5/26/99              0                  0          9,745,534           9,745,534
  17,355,000  MOAT Funding LLC.            5.42*   12/2/98              0                  0         17,352,387          17,352,387
  17,457,000  MOAT Funding LLC.            5.42*   12/8/98              0                  0         17,438,602          17,438,602
   7,384,000  MOAT Funding LLC.            5.42*  12/10/98              0          7,373,994                  0           7,373,994
  23,052,000  MOAT Funding LLC.            5.42*  12/21/98              0                  0         22,982,588          22,982,588
  26,033,000  MOAT Funding LLC.            5.39*    1/8/99              0         25,884,887                  0          25,884,887
  25,000,000  MOAT Funding LLC.            5.70*   1/14/99              0         14,895,500          9,930,333          24,825,833
  85,000,000  MOAT Funding LLC.            5.45*   1/27/99              0         47,585,800         36,680,721          84,266,521
  37,825,000  MOAT Funding LLC.            5.50*   2/12/99              0         22,570,438         14,832,709          37,403,147
  40,000,000  MOAT Funding LLC.            5.35*   2/18/99              0         39,530,389                  0          39,530,389
  60,721,000  Monte Blanc Capital Corp.    5.45*   1/29/99              0         30,446,602         29,732,042          60,178,644
  50,000,000  Monte Rosa Capital
              Corporation                  5.42*   2/16/99     49,419,292                  0                  0          49,419,292
  44,458,000  Monte Rosa Capital
              Corporation                  5.32*   2/23/99     43,906,128                  0                  0          43,906,128
 100,000,000  Morgan Stanley               5.26*   1/22/99     99,231,556                  0                  0          99,231,556
  50,000,000  National City Credit
              Corporation                  4.81*  12/22/98     49,853,583                  0                  0          49,853,583
  80,000,000  Old Line Funding Corp.       5.03*  12/15/98              0         39,921,755         39,921,756          79,843,511
  73,891,000  Park Avenue Receivables
              Corporation                  5.37*    2/9/99              0         49,477,916         23,641,538          73,119,454
  45,000,000  Park Avenue Receivables
              Corporation                  3.79*   12/4/98     44,981,063                  0                  0          44,981,063
  10,000,000  Park Avenue Receivables
              Corporation                  5.00*  12/18/98      9,975,067                  0                  0           9,975,067


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
  75,000,000  Park Avenue Receivables
              Corporation                  5.42*   1/28/99     74,340,250                  0                  0          74,340,250
  24,494,000  Perry Funding Corp.          5.51*   12/1/98              0         20,000,000          4,494,000          24,494,000
  73,714,000  Perry Funding Corp.          5.53*   2/16/99              0         32,609,675         40,232,433          72,842,108
  15,157,000  Perry II Funding Corp.       5.53*   2/16/99              0         14,977,722                  0          14,977,722
  30,000,000  Petrobras International
              Finance Co., Barclays Bank
              plc                          5.25*    2/8/99              0                  0         29,698,125          29,698,125
  42,067,000  Pooled Accounts Receivable
              Capital Corp.,               5.40*    2/2/99              0         21,858,466         19,811,000          41,669,466
  50,000,000  Province of Quebec           5.36*    1/6/99     49,726,000                  0                  0          49,726,000
  62,196,000  Receivables Capital
              Corporation                  5.33*   1/29/99     61,648,623                  0                  0          61,648,623
  30,116,000  Receivables Capital
              Corporation                  5.39*    2/5/99     29,816,747                  0                  0          29,816,747
  23,774,000  Repeat Offering
              Securitization Entity        5.35*    1/7/99              0         23,643,276                  0          23,643,276
  50,000,000  Salomon Smith Barney         4.86*   4/20/99     49,066,667                  0                  0          49,066,667
 120,500,000  Sheffield Receivables Corp.  5.21*   1/29/99              0         93,693,101         25,777,997         119,471,098
 100,000,000  Sheffield Receivables
              Corporation                  5.25*   2/12/99     98,931,361                  0                  0          98,931,361
  58,000,000  Sigma Finance Corp.          5.40*   1/28/99              0         29,739,000         27,756,400          57,495,400
  20,000,000  Sigma Finance Corp.          5.52*    2/4/99              0         19,800,667                  0          19,800,667
  42,000,000  Sigma Finance Corp.          5.27*   3/15/99              0         22,649,838         18,710,736          41,360,574
  80,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.30*   1/20/98              0         79,411,111                  0          79,411,111
  30,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.54*   12/4/98              0         24,988,458          4,997,692          29,986,150
  50,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.30*   1/28/99              0                  0         49,573,056          49,573,056
  44,250,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.40*   1/29/99              0          9,911,500         33,946,888          43,858,388
  50,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.00*    4/7/99              0         29,470,835         19,647,223          49,118,058
  56,697,000  Sydney Capital Corp., Inc.   5.21*    1/8/99              0         33,511,685         22,873,513          56,385,198
  17,267,000  Thames Asset Global
              Securitization, Inc.         5.25*    1/4/99              0                  0         17,181,385          17,181,385
  62,132,000  Thames Asset Global
              Securitization, Inc.         5.32*    1/6/99              0         41,907,857         19,893,600          61,801,457
  20,545,000  Thames Asset Global
              Securitization, Inc.         5.25*   1/14/99              0                  0         20,413,170          20,413,170
  48,000,000  Thames Asset Global
              Securitization, Inc.         5.25*   1/15/99              0         47,682,187                  0          47,682,187
  30,000,000  Thames Asset Global
              Securitization, Inc.         5.40*   1/15/99              0                  0         29,797,500          29,797,500
  21,317,000  Thames Asset Global
              Securitization, Inc.         5.15*   2/16/99              0         21,082,187                  0          21,082,187
  60,000,000  Thames Asset Global
              Securitization, Inc.         5.35*   2/22/99              0         34,568,285         24,691,633          59,259,918
  25,303,000  Three Rivers Funding Corp.   5.45*  12/10/98              0          9,986,375         15,282,150          25,268,525
  69,900,000  Trident Capital Finance,
              Inc.                         5.51*    1/8/99              0         39,667,937         29,825,517          69,493,454
  42,000,000  U.S. Bancorp                 4.69*  12/18/98     41,901,825                  0                  0          41,901,825
  29,362,000  Windmill Funding Corp.       5.40*   1/20/99              0                  0         29,141,785          29,141,785
  29,300,000  Xerox Corporation            4.75*   4/16/99     28,779,762                  0                  0          28,779,762
  62,650,000  Yamaha Motor Owner Trust     5.43*   1/22/99              0         39,686,266         22,472,349          62,158,615
                                                           $1,217,355,131     $1,884,840,268     $1,470,529,343     $ 4,572,724,742

              CORPORATE BONDS & NOTES

$ 15,000,000  Abbey National Treasury      5.64%   7/15/99 $   15,027,692     $            0     $            0     $    15,027,692
  50,000,000  Asset Backed Trust 1995
              Series A-3,                  5.28    4/15/99              0         28,000,000         22,000,000          50,000,000
  15,000,000  Asset Backed Trust 1996
              Series A-4,                  5.29    1/15/99              0         10,000,000          5,000,000          15,000,000
  50,000,000  Bear Stearns Cos., Inc.      5.61   10/27/99              0         30,000,000         20,000,000          50,000,000
  50,000,000  Bear Stearns Cos., Inc.      5.62    11/1/99              0         30,000,000         20,000,000          50,000,000
  40,000,000  Bear Stearns Cos., Inc.      5.43   11/15/99              0         30,000,000          9,997,229          39,997,229
  25,000,000  Bear Stearns Cos., Inc.      5.55   11/30/99              0         15,000,000         10,000,000          25,000,000
  35,000,000  Bear Stearns Cos., Inc.      5.43   12/15/99              0         14,995,844         20,000,000          34,995,844
  80,000,000  Beta Finance, Inc.           5.40   11/12/99              0         79,940,437                  0          79,940,437
  60,000,000  Beta Finance, Inc.           5.19   11/12/99              0                  0         59,955,328          59,955,328
  45,000,000  BRAVO Trust Series 1997-1    5.40    4/15/99              0         25,000,000         20,000,000          45,000,000
  20,190,000  BT Securities Corp.          5.75    3/15/99              0         10,197,119         10,006,986          20,204,105
  50,000,000  CC USA MTN                   5.78    6/11/99     49,994,768                  0                  0          49,994,768
  25,000,000  Centari Corporation          5.75    4/23/99     25,000,000                  0                  0          25,000,000
  50,000,000  CIT Group Holdings
              Incorporated                 4.82    1/27/99     49,993,753                  0                  0          49,993,753
   6,000,000  Compagnie Bancaire (USA)
              Funding, Inc.                6.15   12/28/98              0          6,002,059                  0           6,002,059
  10,000,000  FCC National Bank            5.67     6/1/99      9,994,034                  0                  0           9,994,034
  30,000,000  First Union National Bank    5.73    5/19/99     29,989,331                  0                  0          29,989,331
 100,000,000  First Union National Bank    5.25    9/17/99    100,000,000                  0                  0         100,000,000
  25,000,000  Huntington National Bank     5.14    12/9/98     24,999,921                  0                  0          24,999,921
  50,000,000  Huntington National Bank     5.20   10/26/99     49,986,700                  0                  0          49,986,700
  15,000,000  IBM Credit Corporation       6.12   12/15/98     15,001,323                  0                  0          15,001,323
  40,000,000  IBM Credit Corporation       4.67   10/29/99     39,984,537                  0                  0          39,984,537
  50,000,000  JP Morgan & Company
              Incorporated                 4.86    9/15/99     50,000,000                  0                  0          50,000,000
 100,000,000  Keybank                      5.36   10/14/99              0         60,002,552         40,001,699         100,004,251
  50,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.26     9/1/99              0         29,995,679         19,997,120          49,992,799
 100,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.26     9/9/99              0         59,990,952         39,993,969          99,984,921
 100,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.30    10/8/99              0         49,964,956         49,955,729          99,920,685
  47,000,000  Medium Term Structured
              Enhanced Return Trust
              (STEERS), Series 1997 A-40   5.31    1/15/99              0         28,000,000         19,000,000          47,000,000
  40,000,000  Medium Term Structured
              Enhanced Return Trust
              (STEERS), Series 1997 A-28   5.06    9/23/99              0         20,000,000         20,000,000          40,000,000
  15,255,000  Merita Bank Ltd.             9.75   12/15/98              0                  0         15,277,857          15,277,857
  25,000,000  Merrill Lynch & Co., Inc.    5.75     4/7/99              0         15,017,625         10,011,750          25,029,375
  60,000,000  Morgan Guaranty Trust
              Company                      5.71     1/8/99     59,997,626                  0                  0          59,997,626
  30,000,000  Morgan Stanley Group, Inc.   5.60   11/15/99              0                  0         30,000,000          30,000,000
  40,000,000  Morgan Stanley Group, Inc.   5.60   12/15/99              0         40,000,000                  0          40,000,000
  40,000,000  NationsBank Corporation      5.83   12/22/98     39,998,619                  0                  0          39,998,619
  20,000,000  NationsBank Corporation      5.50     2/4/99     20,000,000                  0                  0          20,000,000
 147,500,000  Sigma Finance Corp.          5.14   10/28/99              0         87,500,000         60,000,000         147,500,000
  50,000,000  Structured Products Asset    5.47    5/24/99              0         30,000,000         20,000,000          50,000,000
 100,000,000  Syndicated Loan Funding      5.78   12/15/99              0         60,000,000         40,000,000         100,000,000
                                                           $  579,968,304     $  759,607,223     $  561,197,667     $ 1,900,773,194

              VARIABLE AND FLOATING RATE BONDS

$ 90,000,000  Abbey National               4.80%   7/15/99 $   89,964,645     $            0     $            0     $    89,964,645
  50,000,000  Allstate Life Insurance Co.  5.44    2/28/99              0         30,000,000         20,000,000          50,000,000
  30,000,000  American Express Centurion   5.16   12/21/98     30,000,000                  0                  0          30,000,000
  40,000,000  Commercial Bank              5.16    7/13/99     39,985,485                  0                  0          39,985,485
  30,000,000  First National Bank          4.87    9/28/99     30,000,000                  0                  0          30,000,000
  50,000,000  Ford Motor Credit
              Corporation                  4.95   12/23/98     49,999,126                  0                  0          49,999,126
  60,000,000  Ford Motor Credit
              Corporation                  4.96     1/7/99     60,000,000                  0                  0          60,000,000
 200,000,000  General American Life
              Insurance Co.,               5.40    3/20/30              0        115,000,000         85,000,000         200,000,000
  50,000,000  Key Bank                     5.14   12/15/98     49,999,816                  0                  0          49,999,816
  75,000,000  Key Bank                     4.83    10/4/99     74,975,375                  0                  0          74,975,375
  40,000,000  National Rural Utilities     5.23   11/23/99     40,000,000                  0                  0          40,000,000
  75,000,000  NationsBank Corporation      4.83    4/27/99     74,991,240                  0                  0          74,991,240
  40,000,000  Peoples Benefit Life
              Insurance Co.                5.33   12/15/99              0         40,000,000                  0          40,000,000
  20,000,000  Peoples Benefit Life
              Insurance Co.,               5.28   12/15/99              0                  0         20,000,000          20,000,000
  30,000,000  Providian Life & Health
              Insurance Co.                5.28   12/15/99              0         30,000,000                  0          30,000,000
  35,000,000  Providian Life & Health
              Insurance Co.,               5.33   12/15/99              0                  0         35,000,000          35,000,000
  25,000,000  Sigma Finance                5.08    8/23/99     25,000,000                  0                  0          25,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
  35,000,000  Sigma Finance                5.13    8/26/99     35,000,000                  0                  0          35,000,000
  50,000,000  Transamerica Life Insurance
              & Annuity Co.,               5.22    4/12/99              0         30,000,000         20,000,000          50,000,000
                                                           $  599,915,687     $  245,000,000     $  180,000,000     $ 1,024,915,687

              MASTER NOTES

$ 13,000,000  American General
              Finance, Inc.                                $            0     $   10,000,000     $    3,000,000     $    13,000,000
  20,000,000  General Electric Co.                                      0         10,000,000         10,000,000          20,000,000
                                                           $            0     $   20,000,000     $   13,000,000     $    33,000,000

              MUNICIPAL BONDS & NOTES

$  8,300,000  Durham, NC, COP, Series B,
              Wachovia Bank of North
              Carolina, LOC                4.87     7/1/03 $            0     $    4,700,000     $    3,600,000     $     8,300,000
  11,225,000  Kalamazoo Funding Co.,
              Old Kent Bank & Trust Co.    5.15   12/15/26              0          5,715,000          5,510,000          11,225,000
   7,310,000  New York City, GO            5.76   12/21/98              0          7,310,000                  0           7,310,000
   2,000,000  Prince William County, VA,
              Taxable Notes, Series A,
              Wachovia Bank of North
              Carolina, LOC                4.87     3/1/17              0          1,100,000            900,000           2,000,000
                                                           $            0     $   18,825,000     $   10,010,000     $    28,835,000

              SHORT TERM FEDERAL AGENCIES

$ 51,900,000  Federal Home Loan Mortgage
              Corporation                  4.95*%  3/19/99 $   51,133,957     $            0     $            0     $    51,133,957

              REPURCHASE AGREEMENTS

$ 64,127,000  Goldman Sachs Pooled
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.25%   12/1/98 $   64,127,000     $            0     $            0     $    64,127,000
  31,790,000  Morgan Stanley & Company
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.23    12/1/98     31,790,000                  0                  0          31,790,000
  12,843,000  JP Morgan Securities
              Incorporated Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.15    12/1/98     12,843,000                  0                  0          12,843,000
   3,420,000  HSBC Securities Incorporated
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.15    12/1/98      3,420,000                  0                  0           3,420,000
 291,029,855  NationsBanc Montgomery
              Securities, Inc., to be
              repurchased at $139,629,682  5.50    12/1/98              0        139,608,354        151,421,501         151,421,501
                                                           $  112,180,000     $  139,608,354     $  151,421,501     $   263,601,501

              TIME DEPOSITS

$190,000,000  Bank of America N.T. &
              S.A., Toronto Branch,        5.56    12/1/98 $            0     $  190,000,000     $            0     $   190,000,000
  41,400,000  Banque Paribas, Toronto
              Branch,                      5.63    12/1/98              0         41,400,000                  0          41,400,000
 150,000,000  Deutsche Bank AG, Toronto
              Branch,                      6.00    12/1/98              0        150,000,000                  0         150,000,000
 150,000,000  Bank of America N.T.
              & S.A., Toronto Branch,      5.56    12/1/98              0                  0        150,000,000         150,000,000
  30,000,000  Banque Paribas, Toronto
              Branch,                      5.63    12/1/98              0                  0         30,000,000          30,000,000
 125,000,000  Deutsche Bank AG, Toronto
              Branch,                      6.00    12/1/98              0                  0        125,000,000         125,000,000
  15,000,000  Dresdner Bank AG, Toronto
              Branch,                      5.56    12/1/98              0                  0         15,000,000          15,000,000
  75,000,000  Dresdner Bank AG, Toronto
              Branch,                      5.56    12/2/98              0         75,000,000                  0          75,000,000
                                                           $            0     $  456,400,000     $  320,000,000     $   776,400,000


              INVESTMENTS IN SECURITIES
              PRIOR TO PRO FORMA
              ADJUSTMENTS                                  $3,223,637,444     $3,914,502,600     $3,069,489,476     $10,207,629,520

 PRO FORMA ADJUSTMENTS

              To Securities at Market Value                $ (570,009,639)    $ (880,763,085)       (24,555,916)     (1,475,328,640)
              From Other Assets and
              Liablities from Core Portfolio               $            0        28,743,216          17,571,936          46,315,152
                                                           $ (570,009,639)(c) $ (852,019,869)(d) $   (6,983,980)(d) $(1,429,013,488)


              TOTAL INVESTMENTS IN SECURITIES              $2,653,627,805     $3,062,482,731     $3,062,505,496     $ 8,778,616,032


              (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
              (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
              (c) The Administrative Class, Institutional Class and Service
                  Class shares of the Prime Money Market Fund comprise 82.3% of the Fund.
              (d) The Norwest Advantage Cash Investment Fund invests directly into and comprises 77.5% and 99.2% of the Norwest Prime Money Market and Money Market Portfolios' net assets, respectively.
               *  Yield to maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                 NORWEST
                                             ADVANTAGE READY STAGECOACH PRIME   STAGECOACH
                                             CASH INVESTMENT    MONEY MARKET   MONEY MARKET      PRO FORMA             PRO FORMA
                                                  FUND              FUND           FUND       ADJUSTMENTS(b)(d)         COMBINED
                                             --------------- ---------------- --------------- -----------------    -----------------
ASSETS
INVESTMENTS:
  In securities, at market value
    (see cost below)                            $888,173,248   $3,223,637,444  $9,139,364,490  $(2,697,621,511)     $10,553,553,671
  Cash                                                     0          314,576         399,740         (258,952)             455,364
Receivables:
  Dividends and Interest                                   0       29,129,964      82,604,674      (23,979,149)          87,755,489
Due from advisor                                           0                0               0            4,423 (e)            4,423
Organization expenses, net of amortization                 0           25,014           6,745          (25,014)(e)            6,745
Prepaid expenses                                           0          101,519         361,172          (83,568)             379,123
TOTAL ASSETS                                     888,173,248    3,253,208,517   9,222,736,821                        10,642,154,815
LIABILITIES
Payables:
  Distribution to shareholders                        19,974       12,262,752      33,687,374      (10,095,418)          35,874,682
  Due to distributor                                       0          303,951       1,533,327         (250,206)           1,587,072
  Due to advisor                                     173,327          913,750       4,914,334         (760,764)           5,240,647
  Other                                               92,614          417,634          31,521         (348,375)             193,394
TOTAL LIABILITIES                                    285,915       13,898,087      40,166,556                            42,895,795
TOTAL NET ASSETS                                $887,887,333   $3,239,310,430  $9,182,570,265                       $10,599,259,020
NET ASSETS CONSIST OF:
  Paid-in capital                               $887,898,079   $3,239,306,328  $9,182,915,994  $(2,710,506,164)     $10,599,614,237
  Undistributed net investment income (loss)          (3,100)               0               0              154      $        (2,946)
  Undistributed net realized gain (loss)
    on investments                                    (7,646)           4,102        (345,729)          (2,998)     $      (352,271)
TOTAL NET ASSETS                                $887,887,333   $3,239,310,430  $9,182,570,265                       $10,599,259,020
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                            $842,877,199   $  572,780,966  $8,040,849,890                       $ 9,456,508,055
Shares outstanding - Class A                     842,897,224      572,886,864   8,040,454,142                         9,456,238,230
Net asset value and offering price per
  share - Class A                               $       1.00   $         1.00  $         1.00                       $          1.00

Net Assets - Class B                            $  1,030,590                                   $ 1,141,720,375 (h)  $ 1,142,750,965
Shares outstanding - Class B                       1,030,598                                     1,141,670,830 (h)    1,142,701,428
Net asset value and offering price per
  share - Class B                               $       1.00                                                        $          1.00
Net Assets - Class S                                                           $1,141,720,375  $(1,141,720,375)(h)
Shares outstanding - Class S                                                    1,141,670,830  $(1,141,670,830)(h)
Net asset value and offering price per
  share - Class S                                                              $         1.00
INVESTMENT AT COST                              $888,173,248   $3,223,637,444  $9,139,364,490  $(2,697,621,511)     $10,553,553,671
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)
                                                             S-48

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                       NORWEST
                                      ADVANTAGE                     STAGECOACH
                                     READY CASH                        PRIME       STAGECOACH
                                     INVESTMENT    CORE-GATEWAY     MONEY MARKET      MONEY         PRO FORMA         PRO FORMA
                                        FUND      ADJUSTMENTS (a)     FUND (c)     MARKET FUND   ADJUSTMENTS(b)(d)     COMBINED
                                   -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                           $43,108,032                    $149,310,711   $445,712,014                      $638,130,757
  Net expenses from
    master/core portfolios            (2,983,265)     2,983,265                0              0                                 0
TOTAL INVESTMENT INCOME               40,124,767                     149,310,711    445,712,014                       638,130,757

EXPENSES
  Advisory fees                                       2,508,151        6,626,891     31,610,247     (3,721,521)(f)     37,023,768
  Administration fees                  1,134,062        379,369        1,816,340      5,410,577      5,143,565 (f)     13,883,913
  Custody fees                                 0         79,409          442,681      1,325,226          3,872 (f)      1,851,188
  Shareholder serv fees                        0              0        3,566,896     23,199,554     (3,626,595)(f)     23,139,855
  Portfolio accounting fees               26,500         13,315          591,649      1,642,006     (2,193,470)(f)         80,000
  Transfer agency fees                 1,880,392              0        1,513,463      7,553,647     (2,490,218)(f)      8,457,284
  Distribution fees                        6,674              0          120,430      8,022,219       (512,676)(f)      7,636,647
  Organization costs                           0            715           13,658          4,900        (14,770)(f)          4,503
  Legal and audit fees                    17,804            553          148,380        266,779       (200,648)(f)        232,868
  Registration fees                      126,379              0          350,704        637,750              0          1,114,833
  Directors' fees                         10,019          1,752            3,819          3,853        (13,014)(f)          6,429
  Shareholder reports                     25,622              0           73,080        362,833       (101,438)(f)        360,097
  Other                                    4,177              0           19,473        144,297        (23,822)(f)        144,125
TOTAL EXPENSES                         3,231,629                      15,287,464     80,183,888                        93,935,511
Less:
  Waived fees and reimbursed
    expenses fees                        (21,381)                     (3,907,481)   (13,986,097)     1,961,254 (g)    (15,953,705)
NET EXPENSES                           3,210,248                      11,379,983     66,197,791                        77,981,806
NET INVESTMENT INCOME (LOSS)          36,914,519                     137,930,728    379,514,223                       560,148,951

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                    3,109                         155,514        391,855                           550,478
NET GAIN (LOSS) ON INVESTMENTS             3,109                         155,514        391,855                           550,478
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS     $36,917,628                    $138,086,242   $379,906,078                      $560,699,429
----------------------------------------------------------------------------------------------------------------------------------

 * The Class A of the Stagecoach Prime Money Market Fund and Classes A and B of the Norwest Advantage Ready Cash Investment Fund are merging with the Stagecoach Money Market Fund to form the Wells Fargo Prime Investment
     Money Market Fund, historical accounting data from the Stagecoach
     Money Market Fund will be kept.
(a) The Norwest Advantage Ready Cash Investment Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Prime Money Market Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been disbursed according to the percentage of each expense at the Core Portfolio level.
(b) The Class A and Class B shares of the Norwest Advantage Ready Cash Investment Fund comprises 95.0% of the Fund's net assets. The remaining 5.0% of the Fund's net asset represent Institutional Class shares of the Norwest Advantage Ready Cash Investment Fund. Such Instituional Class shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Insitutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) Information shown prior to December 12, 1997, is for the Stagecoach Prime Money Market Fund which merged with the Overland Money Market Fund on December 12, 1997.
(d)  The Class A shares of the Stagecoach Prime Money Market Fund comprise
     17.7% of the Fund's net assets. The remaining 82.3% of the Fund's net assets represent Administrative, Institutional, and Service Class shares of the Stagecoach Prime Money Market Fund. Such shares will be exchanged for respective shares of a different fund in a separate reorganization. Accordingly, the net assets attributable to Administrative, Institutional and Service class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(e) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(f) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(g) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(h)  Reflects new shares issued, net of retired shares of the respective
     Funds which are not accounting survivors.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)
                                                             S-49

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
              ASSET BACKED SECURITIES
$ 76,207,555 WFP Tower B Finance Corporation,
             Short-Term STEERS Trust,
             Series A                          5.31%  12/8/98 $    42,011,856    $             0    $            0 $    42,011,856

             CERTIFICATE OF DEPOSITS
$ 44,000,000 Abbey National                    5.55%  1/26/99 $             0    $    24,998,160    $   18,998,602 $    43,996,762
 100,000,000 American Express Centurion Bank   5.42  12/16/98               0                  0       100,000,000     100,000,000
  40,000,000 American Express Centurion Bank   5.14   1/28/99               0                  0        40,000,000      40,000,000
  50,000,000 ANZ Banking Corporation           5.64   2/24/99               0         50,001,143                 0      50,001,143
  66,000,000 Banco Espirito Santo e Comercial
             de Lisboa, New York Branch        5.74   3/26/99      15,999,033                  0                 0      15,999,033
  87,000,000 Banque Paribas, New York Branch,  5.73    36,248      46,993,816                  0                 0      46,993,816
  29,000,000 Barclays Bank PLC                 5.79    5/4/99               0         29,005,261                 0      29,005,261
  50,000,000 Bayerische Landesbank             5.65   7/22/99      30,132,716                  0                 0      30,132,716
  50,000,000 Bayerische Landsbank              5.34   3/23/99               0                  0        49,988,080      49,988,080
  20,000,000 Centari Corporation               5.78   4/19/99               0         20,000,000                 0      20,000,000
 165,000,000 Chase Manhattan Bank              5.10   4/20/99               0         65,000,000       100,000,000     165,000,000
 175,000,000 Chase Manhattan Bank              4.87   4/21/99               0         30,000,000       145,000,000     175,000,000
 150,000,000 Chase Manhattan Bank              5.06   5/12/99               0         30,000,000       120,000,000     150,000,000
  65,000,000 CIBC                              5.01   2/17/99               0                  0        65,000,000      65,000,000
  92,200,000 CIBC                              5.07   4/13/99               0                  0        92,200,000      92,200,000
 175,000,000 CIBC                              4.86   4/20/99               0                  0       175,000,000     175,000,000
  75,000,000 CIBC                              5.08    5/4/99               0                  0        75,000,000      75,000,000
  25,000,000 CIBC YCD                          5.01   2/17/99               0         25,000,000                 0      25,000,000
 100,000,000 CIBC YCD                          5.07   4/13/99               0        100,000,000                 0     100,000,000
 198,000,000 Deutsche Bank, New York Branch,   5.73   4/15/99     129,981,577                  0                 0     129,981,577
  50,000,000 FCC National Bank                 5.63    1/8/99               0         50,000,000                 0      50,000,000
  30,000,000 FCC National Bank                 4.82   4/22/99               0         30,000,000                 0      30,000,000
  40,000,000 Generale Bank, New York Branch,   6.02  12/16/98      25,000,073                  0                 0      25,000,073
  75,000,000 Harris Trust & Savings            5.05    5/5/99               0                  0        75,000,000      75,000,000
  40,000,000 Huntington National Bank          5.74    5/5/99               0         39,992,679                 0      39,992,679
  88,000,000 Natexis Banque, New York Branch,  5.71    8/3/99      49,980,713                  0                 0      49,980,713
   9,100,000 Northern Trust                    4.78    4/5/99               0          9,100,000                 0       9,100,000
  75,000,000 Old Kent Bank                     4.83   4/28/99               0                  0        75,000,000      75,000,000
  50,000,000 Old Kent Bank                     5.06   6/14/99               0                  0        50,000,000      50,000,000
  25,000,000 Old Kent Bank                     5.04   8/13/99               0                  0        25,000,000      25,000,000
  50,000,000 Old Kent Bank                     5.00   8/18/99               0         50,000,000                 0      50,000,000
  50,000,000 Old Kent Bank                     4.90   10/6/99               0                  0        50,000,000      50,000,000
  65,500,000 Rabobank Nederland                5.71    5/5/99               0                  0        65,475,350      65,475,350
  70,000,000 Rabobank Nederland                5.74   5/19/99               0                  0        69,978,277      69,978,277
 192,000,000 Societe Generale                  5.60   1/13/99               0         49,998,305       141,995,186     191,993,491
  50,000,000 Societe Generale,
             New York Branch,                  5.70   3/23/99      24,995,957                  0                 0      24,995,957
  25,000,000 Svenska Handelsbanken,
             New York Branch                   5.65   8/10/99      25,126,014                  0                 0      25,126,014
 135,000,000 Swiss Bank                        5.64   3/12/99               0         34,993,966        99,982,760     134,976,726
  25,000,000 Swiss Bank                        5.75    5/7/99               0         24,994,851                 0      24,994,851
                                                              $   348,209,899    $   663,084,365    $1,633,618,255   2,644,912,519
             COMMERCIAL PAPER
$ 34,000,000 Ace Overseas Corporation          5.51*% 1/19/99 $    33,745,010    $             0    $            0 $    33,745,010
  70,000,000 American Express                  2.44*  12/2/98               0                  0        69,990,511      69,990,511
  25,000,000 Apreco, Incorporated              5.37*   2/8/99       9,897,074                  0                 0       9,897,074
 100,000,000 Asset Securitization Corporation  4.82* 12/11/98               0                  0        99,853,056      99,853,056
 113,500,000 Asset Securitization Corporation  5.27*  2/12/99               0                  0       112,283,029     112,283,029
  50,000,000 Asset Securitization Corporation  5.37*  2/19/99               0         49,403,333                 0      49,403,333
  79,000,000 Asset Securitization Corporation  5.37*  2/19/99               0                  0        78,057,267      78,057,267
 110,000,000 Associates Corporation            5.35*  12/1/98               0        110,000,000                 0     110,000,000
  80,000,000 Associates First Capital          5.35*  12/1/98               0                  0        80,000,000      80,000,000
  50,000,000 Associates First Capital          4.74* 12/22/98               0                  0        49,855,625      49,855,625
 100,000,000 Atlantis One Funding Corporation  5.48*  2/11/99      93,963,300                  0                 0      93,963,300
  85,000,000 Atlantis One Funding Corporation  5.35*  3/26/99      19,658,194                  0                 0      19,658,194
 118,535,000 Atlantis One Funding Corporation  5.41*  2/10/99               0                  0       117,265,589     117,265,589
  43,421,000 Atlantis One Funding Corporation  5.20*  3/15/99               0                  0        42,772,483      42,772,483
  85,000,000 Banco Rio de La Plata S.A.,
             Bayerische Vereinsbank, AG, LOC   5.47*  12/7/98      44,959,100                  0                 0      44,959,100
  71,077,000 Barton Capital Corporation        5.58*  1/14/99      30,865,054                  0                 0      30,865,054
   5,659,000 Barton Capital Corporation        5.48*  3/19/99       5,565,966                  0                 0       5,565,966
   5,848,000 Barton Capital Corporation        5.06*   6/8/99       5,692,649                  0                 0       5,692,649
   5,411,000 Barton Capital Corporation        5.04*  8/12/99       5,218,585                  0                 0       5,218,585
 155,763,000 Bavaria Universal Funding
             Corporation                       5.25*  1/21/99     154,584,325                  0                 0     154,584,325
  15,500,000 Beta Finance Incorporated         5.36*   1/6/99               0         15,415,060                 0      15,415,060
  26,000,000 CC (USA), Incorporated            5.52*  1/29/99      14,864,300                  0                 0      14,864,300
  50,000,000 CC (USA), Incorporated            4.81*   4/9/99      29,482,925                  0                 0      29,482,925
  39,500,000 CC Incorporated                   5.37*   1/8/99               0                  0        39,271,514      39,271,514
  43,500,000 CC USA Incorporated               5.36*   1/6/99               0                  0        43,261,620      43,261,620
  15,643,000 Chinatex Capital, Incorporated,
             Bank of America N.T. & S.A., LOC  5.45*  12/2/98      10,641,388                  0                 0      10,641,388
  31,300,000 City of Austin, TX, Landesbank
             Hessen - Thueringen Grozentrale,
             A. G., LOC                        5.38* 12/16/98       9,977,582                  0                 0       9,977,582
  50,000,000 Commercial Credit Company         4.71* 12/11/98               0                  0        49,928,194      49,928,194
  19,000,000 Commercial Credit Corporation     4.42* 12/10/98               0         18,976,725                 0      18,976,725
  50,000,000 Corporate Asset Funding
             Incorporated                      4.43*  12/7/98               0         49,957,000                 0      49,957,000
 100,000,000 Corporate Asset Funding
             Incorporated                      5.27*   2/1/99               0                  0        99,085,500      99,085,500
  75,000,000 Corporate Asset Funding
             Incorporated                      5.35*   2/5/99               0                  0        74,260,250      74,260,250
 100,000,000 Corporate Receivables
             Corporation                       4.68* 12/15/98               0                  0        99,805,556      99,805,556
 100,000,000 Corporate Receivables
             Corporation                       5.40*  1/25/99               0                  0        99,167,361      99,167,361
  75,000,000 Corporate Receivables Corporation 5.27*   2/4/99               0         74,282,292                 0      74,282,292
  99,000,000 Corporate Receivables Corporation 5.27*   2/4/99               0                  0        98,052,625      98,052,625
  54,182,000 CPI Funding Corporation           5.55* 12/28/98      43,998,091                  0                 0      43,998,091
  70,000,000 CPI Funding Corporation           5.08*  3/25/99      34,436,967                  0                 0      34,436,967
  50,000,000 CXC Incorporated                  5.37*  2/10/99               0                  0        49,468,486      49,468,486
  40,000,000 CXC Incorporated                  5.24*  2/18/99               0                  0        39,539,167      39,539,167
  71,000,000 Daimler Benz America Corporation  4.26*  12/8/98               0                  0        70,932,905      70,932,905
 200,000,000 Ford Motor Credit Corporation     3.27*  12/3/98               0                  0       199,945,556     199,945,556
  25,000,000 Ford Motor Credit Corporation     4.73* 12/11/98               0         24,963,889                 0      24,963,889
 170,000,000 Ford Motor Credit Corporation     5.44*   2/2/99               0                  0       168,372,675     168,372,675
 100,000,000 General Electric Capital
             Corporation                       5.36*   1/5/99               0                  0        99,467,222      99,467,222
 145,000,000 General Electric Capital
             Corporation                       5.36*   1/7/99               0         19,887,561       124,297,257     144,184,818
  55,000,000 General Electric Capital
             Corporation                       5.46*  2/11/99               0                  0        54,397,200      54,397,200
  75,000,000 General Electric Capital
             Corporation                       4.94*   3/8/99               0                  0        74,005,750      74,005,750
 110,000,000 General Electric Capital
             Corporation                       5.09*  3/30/99               0        108,163,764                 0     108,163,764
  35,000,000 General Electric Capital
             Corporation                       4.72*  4/20/99               0         14,727,583        19,636,778      34,364,361
  65,000,000 General Electric Financial
             Assurance Holdings Incorporated   4.74* 12/22/98               0                  0        64,812,313      64,812,313

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
  20,288,000 Grand Funding Corporation         5.42* 12/15/98      20,245,236                  0                 0      20,245,236
  24,391,000 Grand Funding Corporation         5.60*  1/15/99      24,220,262                  0                 0      24,220,262
 108,845,000 Grand Funding Corporation         5.50*   2/5/99      73,100,397                  0                 0      73,100,397
  40,000,000 Grand Funding Corporation         5.35*  2/26/99      39,482,833                  0                 0      39,482,833
  80,000,000 Greenwich Asset Funding
             Incorporated                      4.67*  12/7/98               0                  0        79,927,467      79,927,467
  49,976,000 Greenwich Asset Funding
             Incorporated                      4.74* 12/16/98               0                  0        49,870,842      49,870,842
  50,000,000 Greyhawk Capital Corporation      5.42* 12/11/98      29,954,833                  0                 0      29,954,833
  48,825,000 International Securitization
             Corporation                       5.40*  1/14/99      29,802,000                  0                 0      29,802,000
  57,700,000 International Securitization
             Corporation                       5.30*  2/17/99      32,621,050                  0                 0      32,621,050
  50,000,000 Johnson & Johnson                 4.79*   4/5/99               0                  0        49,175,347      49,175,347
 140,000,000 Lexington Parker Capital
             Company LLC.,                     5.53*   1/4/99      84,556,063                  0                 0      84,556,063
  80,000,000 Lexington Parker Capital
             Company LLC.,                     5.55*  1/12/99      34,773,375                  0                 0      34,773,375
   7,384,000 MOAT Funding LLC.                 5.42* 12/10/98       7,373,994                  0                 0       7,373,994
  26,033,000 MOAT Funding LLC.                 5.39*   1/8/99      25,884,887                  0                 0      25,884,887
  25,000,000 MOAT Funding LLC.                 5.70*  1/14/99      14,895,500                  0                 0      14,895,500
  85,000,000 MOAT Funding LLC.                 5.45*  1/27/99      47,585,800                  0                 0      47,585,800
  37,825,000 MOAT Funding LLC.                 5.50*  2/12/99      22,570,438                  0                 0      22,570,438
  40,000,000 MOAT Funding LLC.                 5.35*  2/18/99      39,530,389                  0                 0      39,530,389
  60,721,000 Monte Blanc Capital Corporation   5.45*  1/29/99      30,446,602                  0                 0      30,446,602
  50,000,000 Monte Rosa Capital Corporation    5.42*  2/16/99               0         49,419,292                 0      49,419,292
  50,000,000 Monte Rosa Capital Corporation    5.30*  2/19/99               0                  0        49,411,111      49,411,111
  44,458,000 Monte Rosa Capital Corporation    5.32*  2/23/99               0         43,906,128                 0      43,906,128
 225,000,000 Morgan Stanley                    5.26*  1/22/99               0         99,231,556       124,039,444     223,271,000
  20,000,000 National City Credit Corporation  4.87* 12/21/98               0                  0        19,943,333      19,943,333
  50,000,000 National City Credit Corporation  4.81* 12/22/98               0         49,853,583                 0      49,853,583
  40,000,000 Nations Bank                      5.37*   1/6/99               0                  0        39,780,400      39,780,400
  80,000,000 Old Line Funding Corporation      5.03* 12/15/98      39,921,755                  0                 0      39,921,755
  81,499,000 Park Avenue Receivables
             Corporation                       3.79*  12/4/98               0         44,981,063        36,483,640      81,464,703
  10,000,000 Park Avenue Receivables
             Corporation                       5.00* 12/18/98               0          9,975,067                 0       9,975,067
  65,927,000 Park Avenue Receivables
             Corporation                       5.41*  1/28/99               0                  0        65,348,124      65,348,124
  75,000,000 Park Avenue Receivables
             Corporation                       5.42*  1/28/99               0         74,340,250                 0      74,340,250
  73,891,000 Park Avenue Receivables
             Corporation                       5.37*   2/9/99      49,477,916                  0                 0      49,477,916
  86,014,000 Park Avenue Receivables
             Corporation                       5.32*  2/12/99               0                  0        85,084,356      85,084,356
  24,494,000 Perry Funding Corporation         5.51*  12/1/98      20,000,000                  0                 0      20,000,000
  73,714,000 Perry Funding Corporation         5.53*  2/16/99      32,609,675                  0                 0      32,609,675
  15,157,000 Perry II Funding Corporation      5.53*  2/16/99      14,977,722                  0                 0      14,977,722
  42,067,000 Pooled Accounts Receivable
             Capital Corporation,              5.40*   2/2/99      21,858,466                  0                 0      21,858,466
  50,000,000 Province of Quebec                5.36*   1/6/99               0         49,726,000                 0      49,726,000
  62,196,000 Receivables Capital Corporation   5.33*  1/29/99               0         61,648,623                 0      61,648,623
  30,116,000 Receivables Capital Corporation   5.39*   2/5/99               0         29,816,747                 0      29,816,747
  23,774,000 Repeat Offering Securitization
             Entity                            5.35*   1/7/99      23,643,276                  0                 0      23,643,276
  50,000,000 Salomon Smith Barney              4.86*  4/20/99               0         49,066,667                 0      49,066,667
 120,500,000 Sheffield Receivables Corporation 5.21*  1/29/99      93,693,101                  0                 0      93,693,101
 200,000,000 Sheffield Receivables Corporation 5.25*  2/12/99               0         98,931,361        98,931,361     197,862,722
  58,000,000 Sigma Finance Corporation         5.40*  1/28/99      29,739,000                  0                 0      29,739,000
  20,000,000 Sigma Finance Corporation         5.52*   2/4/99      19,800,667                  0                 0      19,800,667
  42,000,000 Sigma Finance Corporation         5.27*  3/15/99      22,649,838                  0                 0      22,649,838
  50,000,000 Sigma Finance Corporation         5.45*  1/26/99               0                  0        49,572,222      49,572,222
  80,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.30*  1/20/98      79,411,111                  0                 0      79,411,111
  30,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.54*  12/4/98      24,988,458                  0                 0      24,988,458
  44,250,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.40*  1/29/99       9,911,500                  0                 0       9,911,500
  50,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.00*   4/7/99      29,470,835                  0                 0      29,470,835
  56,697,000 Sydney Capital Corporation,
             Incorporated                      5.21*   1/8/99      33,511,685                  0                 0      33,511,685
  62,132,000 Thames Asset Global
             Securitization, Incorporated      5.32*   1/6/99      41,907,857                  0                 0      41,907,857
  48,000,000 Thames Asset Global
             Securitization, Incorporated      5.25*  1/15/99      47,682,187                  0                 0      47,682,187
  21,317,000 Thames Asset Global
             Securitization, Incorporated      5.15*  2/16/99      21,082,187                  0                 0      21,082,187
  60,000,000 Thames Asset Global
             Securitization, Incorporated      5.35*  2/22/99      34,568,285                  0                 0      34,568,285
  25,303,000 Three Rivers Funding Corporation  5.45* 12/10/98       9,986,375                  0                 0       9,986,375
  69,900,000 Trident Capital Finance,
             Incorporated                      5.51*   1/8/99      39,667,937                  0                 0      39,667,937
  42,000,000 U.S. Bancorp                      4.69* 12/18/98               0         41,901,825                 0      41,901,825
  14,866,000 Variable Funding Capital
             Corporation                       4.76* 12/21/98               0                  0        14,824,871      14,824,871
  50,000,000 Windmill Funding Corporation      4.73* 12/10/98               0                  0        49,934,375      49,934,375
  27,370,000 Windmill Funding Corporation      4.83* 12/11/98               0                  0        27,329,629      27,329,629
  85,747,000 Windmill Funding Corporation      4.70* 12/16/98               0                  0        85,568,360      85,568,360
 100,000,000 Windmill Funding Corporation      4.75* 12/18/98               0                  0        99,762,944      99,762,944
  36,468,000 Windmill Funding Corporation      5.27*   2/4/99               0                  0        36,119,022      36,119,022
  50,000,000 Windmill Funding Corporation      5.38*   2/9/99               0                  0        49,475,000      49,475,000
  40,172,000 Windmill Funding Corporation      5.43*  2/11/99               0                  0        39,734,125      39,734,125
  29,300,000 Xerox Corporation                 4.75*  4/16/99               0         28,779,762                 0      28,779,762
  62,650,000 Yamaha Motor Owner Trust          5.43*  1/22/99      39,686,266                  0                 0      39,686,266
                                                              $ 1,884,840,268    $ 1,217,355,131    $3,368,101,462 $ 6,470,296,861
             CORPORATE BONDS & NOTES
$ 15,000,000 Abbey National Treasury           5.64%  7/15/99 $             0    $   15,027,692     $            0 $    15,027,692
  50,000,000 Asset Backed Trust 1995
             Series A-3,                       5.28   4/15/99      28,000,000                  0                 0      28,000,000
  15,000,000 Asset Backed Trust 1996
             Series A-4,                       5.29   1/15/99      10,000,000                  0                 0      10,000,000
  50,000,000 Bear Stearns Cos., Incorporated   5.61  10/27/99      30,000,000                  0                 0      30,000,000
  50,000,000 Bear Stearns Cos., Incorporated   5.62   11/1/99      30,000,000                  0                 0      30,000,000
  40,000,000 Bear Stearns Cos., Incorporated   5.43  11/15/99      30,000,000                  0                 0      30,000,000
  25,000,000 Bear Stearns Cos., Incorporated   5.55  11/30/99      15,000,000                  0                 0      15,000,000
  35,000,000 Bear Stearns Cos., Incorporated   5.43  12/15/99      14,995,844                  0                 0      14,995,844
  80,000,000 Beta Finance, Incorporated        5.40  11/12/99      79,940,437                  0                 0      79,940,437
  45,000,000 BRAVO Trust Series 1997-1         5.40   4/15/99      25,000,000                  0                 0      25,000,000
  20,190,000 BT Securities Corporation         5.75   3/15/99      10,197,119                  0                 0      10,197,119
  65,000,000 CC USA MTN                        5.78   6/11/99               0         49,994,768        14,998,431      64,993,199
  70,000,000 Centari Corporation               5.75   4/23/99               0         25,000,000        45,000,000      70,000,000
  50,000,000 CIT Group Holdings Incorporated   4.82   1/27/99               0         49,993,753                 0      49,993,753
   6,000,000 Compagnie Bancaire (USA)
             Funding, Incorporated             6.15  12/28/98       6,002,059                  0                 0       6,002,059
  50,000,000 FCC National Bank                 5.63    1/8/99               0                  0        50,000,000      50,000,000
  10,000,000 FCC National Bank                 5.67    6/1/99               0          9,994,034                 0       9,994,034
  46,000,000 First National Bank of Chicago    5.75   5/10/99               0                  0        45,990,348      45,990,348
  70,000,000 First National Bank of Chicago    5.73   5/19/99               0                  0        69,975,174      69,975,174
 115,000,000 First Union National Bank         5.63    2/4/99               0                  0       115,000,000     115,000,000
  30,000,000 First Union National Bank         5.73   5/19/99               0         29,989,331                 0      29,989,331
 100,000,000 First Union National Bank         5.25   9/17/99               0        100,000,000                 0     100,000,000
  25,000,000 Huntington National Bank          5.14   12/9/98               0         24,999,921                 0      24,999,921
  48,000,000 Huntington National Bank          5.74    5/5/99               0                  0        47,991,215      47,991,215
  50,000,000 Huntington National Bank          5.20  10/26/99               0         49,986,700                 0      49,986,700
  15,000,000 IBM Credit Corporation            6.12  12/15/98               0         15,001,323                 0      15,001,323
  95,500,000 IBM Credit Corporation            5.58   8/27/99               0                  0        95,463,401      95,463,401

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
 100,000,000 IBM Credit Corporation            4.67  10/29/99               0         39,984,537        59,976,805      99,961,342
  50,000,000 JP Morgan & Company Incorporated  4.86   9/15/99               0         50,000,000                 0      50,000,000
 100,000,000 Keybank                           5.36  10/14/99      60,002,552                  0                 0      60,002,552
  50,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.26    9/1/99      29,995,679                  0                 0      29,995,679
 100,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.26    9/9/99      59,990,952                  0                 0      59,990,952
 100,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.30   10/8/99      49,964,956                  0                 0      49,964,956
  40,000,000 Medium Term Structured Enhanced
             Return Trust (STEERS),
             Series 1997 A-28                  5.06   9/23/99      20,000,000                  0                 0      20,000,000
  47,000,000 Medium Term Structured Enhanced
             Return Trust (STEERS),
             Series 1997 A-40                  5.31   1/15/99      28,000,000                  0                 0      28,000,000
  25,000,000 Merrill Lynch & Company,
             Incorporated                      5.75    4/7/99      15,017,625                  0                 0      15,017,625
  50,000,000 Morgan Guaranty Company           5.55    2/4/99               0                  0        49,976,523      49,976,523
  60,000,000 Morgan Guaranty Trust Company     5.71    1/8/99               0         59,997,626                 0      59,997,626
  40,000,000 Morgan Stanley Group,
             Incorporated                      5.60  12/15/99      40,000,000                  0                 0      40,000,000
  40,000,000 NationsBank Corporation           5.83  12/22/98               0         39,998,619                 0      39,998,619
  20,000,000 NationsBank Corporation           5.50    2/4/99               0         20,000,000                 0      20,000,000
 147,500,000 Sigma Finance Corporation         5.14  10/28/99      87,500,000                  0                 0      87,500,000
  50,000,000 Structured Products Asset         5.47   5/24/99      30,000,000                  0                 0      30,000,000
 100,000,000 Syndicated Loan Funding           5.78  12/15/99      60,000,000                  0                 0      60,000,000
                                                              $   759,607,223    $   579,968,304    $  594,371,897 $ 1,933,947,424
             VARIABLE AND FLOATING RATE BONDS
$ 90,000,000 Abbey National                    4.80%  7/15/99 $             0    $    89,964,645    $            0 $    89,964,645
  50,000,000 Abbey National                    5.64   7/15/99               0                  0        50,092,307      50,092,307
  60,000,000 Abbey National                    4.80   7/15/99               0                  0        59,976,430      59,976,430
 150,000,000 Abbey National                    4.79   7/26/99               0                  0       149,917,663     149,917,663
  65,000,000 Abbey National                    5.26   8/17/99               0                  0        64,964,485      64,964,485
  50,000,000 Allstate Life Insurance Company   5.44   2/28/99      30,000,000                  0                 0      30,000,000
  30,000,000 American Express Centurion        5.16  12/21/98               0         30,000,000                 0      30,000,000
  30,000,000 American Express Centurion        5.16  12/15/98               0                  0        30,000,000      30,000,000
  25,000,000 American Express Centurion        4.97   4/26/99               0                  0        25,000,000      25,000,000
  50,000,000 American Express Centurion        4.86   9/10/99               0                  0        50,000,000      50,000,000
  60,000,000 Bank America                      5.60   1/12/99               0                  0        60,000,000      60,000,000
  78,000,000 CIT Group                         4.82   1/27/99               0                  0        77,990,255      77,990,255
 100,000,000 CIT Group                         4.82   2/10/99               0                  0        99,990,535      99,990,535
  97,000,000 Comerica Bank                     5.13  12/14/98               0                  0        96,999,351      96,999,351
  74,000,000 Commercial Bank                   5.16   7/13/99               0         39,985,485        33,987,662      73,973,147
  99,300,000 FCC National Bank                 5.45   3/10/99               0                  0        99,300,000      99,300,000
  50,000,000 FCC National Bank                 5.67    6/1/99               0                  0        49,970,170      49,970,170
 125,000,000 Federal Home Loan Mortgage
             Corporation                       4.95*  3/19/99               0                  0       123,155,000     123,155,000
  50,000,000 Federal Home Loan Mortgage
             Corporation                       4.81*   4/6/99               0                  0        49,165,250      49,165,250
  50,000,000 Federal National Mortgage
             Association                       4.85*  6/14/99               0                  0        48,713,542      48,713,542
  26,000,000 Federal National Mortgage
             Association                       5.02*  8/19/99               0                  0        25,986,335      25,986,335
 120,000,000 First National Bank               5.05    4/8/99               0                  0       120,000,000     120,000,000
  85,000,000 First National Bank               4.87   9/28/99               0         30,000,000        55,000,000      85,000,000
 180,000,000 First Union National Bank         5.35    9/9/99               0                  0       180,000,000     180,000,000
  75,000,000 First Union National Bank         5.25   9/17/99               0                  0        75,000,000      75,000,000
  50,000,000 Ford Motor Credit Corporation     4.95  12/23/98               0         49,999,126                 0      49,999,126
 100,000,000 Ford Motor Credit Corporation     4.96    1/7/99               0         60,000,000        40,000,000     100,000,000
 200,000,000 General American Life
             Insurance Company,                5.40   3/20/30     115,000,000                  0                 0     115,000,000
  19,000,000 Huntington National Bank          5.14   12/9/98               0                  0        18,999,940      18,999,940
 100,000,000 IBM Credit Corporation            4.79   2/22/99               0                  0        99,985,576      99,985,576
  50,000,000 JP Morgan & Company Incorporated  5.50  12/16/98               0                  0        50,000,000      50,000,000
 165,000,000 JP Morgan & Company Incorporated  4.86   9/15/99               0                  0       165,000,000     165,000,000
 100,000,000 Key Bank                          5.14  12/15/98               0         49,999,816        49,999,816      99,999,632
 200,000,000 Key Bank                          4.83   10/4/99               0         74,975,375       124,958,959     199,934,334
  80,000,000 Key Bank                          4.88  10/13/99               0                  0        79,971,675      79,971,675
 150,000,000 Key Bank                          4.88  10/14/99               0                  0       149,987,272     149,987,272
 100,000,000 Morgan Guaranty Trust Company     5.71    1/8/99               0                  0        99,996,044      99,996,044
  40,000,000 National Rural Utilities          5.23  11/23/99               0         40,000,000                 0      40,000,000
  60,000,000 Nations Bank                      5.32   6/25/99               0                  0        59,983,834      59,983,834
 160,000,000 Nationsbank Corporation           5.83  12/22/98               0                  0       159,994,477     159,994,477
 140,000,000 Nationsbank Corporation           5.83  12/29/98               0                  0       139,991,781     139,991,781
  20,000,000 Nationsbank Corporation           5.50    2/4/99               0                  0        20,000,000      20,000,000
  75,000,000 NationsBank Corporation           4.83   4/27/99               0         74,991,240                 0      74,991,240
  40,000,000 Peoples Benefit Life
             Insurance Company                 5.33  12/15/99      40,000,000                  0                 0      40,000,000
  75,000,000 Pepsico Incorporated              5.21   8/19/99               0                  0        74,936,834      74,936,834
  30,000,000 Providian Life & Health
             Insurance Company                 5.28  12/15/99      30,000,000                  0                 0      30,000,000
 150,000,000 Royal Bank of Canada              4.79    2/9/99               0                  0       149,980,438     149,980,438
 100,000,000 Sigma Finance                     5.08   8/23/99               0         25,000,000        75,000,000     100,000,000
  90,000,000 Sigma Finance                     5.13   8/26/99               0         35,000,000        65,000,000     100,000,000
   2,000,000 Student Loan Mortgage Association 5.63    6/2/99               0                  0         2,007,180       2,007,180
  50,000,000 Transamerica Life Insurance &
             Annuity Company,                  5.22   4/12/99      30,000,000                  0                 0      30,000,000
  78,000,000 Wachovia Corporation              5.14   5/14/99               0                  0        77,975,818      77,975,818
 100,000,000 Walt Disney                       4.87   2/10/99               0                  0        99,995,247      99,995,247
                                                              $   245,000,000    $   599,915,687    $3,428,973,876 $ 4,273,889,563
              MASTER NOTES
$ 13,000,000 American General Finance,
             Incorporated                                     $    10,000,000    $             0    $            0 $    10,000,000
  20,000,000 General Electric Company                              10,000,000                  0                 0      10,000,000
                                                              $    20,000,000    $             0    $            0 $    20,000,000
              MUNICIPAL BONDS & NOTES
$  8,300,000 Durham, NC, COP, Series B,
             Wachovia Bank of North
             Carolina, LOC                     4.87    7/1/03 $     4,700,000    $             0    $            0 $     4,700,000
  11,225,000 Kalamazoo Funding Company,
             Old Kent Bank & Trust Company     5.15  12/15/26       5,715,000                  0                 0       5,715,000
   7,310,000 New York City, GO                 5.76  12/21/98       7,310,000                  0                 0       7,310,000
   2,000,000 Prince William County, VA,
             Taxable Notes, Series A,
             Wachovia Bank of
             North Carolina, LOC               4.87    3/1/17       1,100,000                  0                 0       1,100,000
                                                              $    18,825,000    $             0    $            0 $    18,825,000
             SHORT TERM FEDERAL AGENCIES
$ 51,900,000 Federal Home Loan Mortgage
             Corporation                       4.95*% 3/19/99 $             0    $    51,133,957    $            0 $    51,133,957
             REPURCHASE AGREEMENTS
$102,389,000 Goldman Sachs Pooled Repurchase
             Agreement - 102% Collateralized by
             U.S. Government Securities        5.25%  12/1/98 $             0    $   64,127,000 $      38,262,000 $   102,389,000
  98,748,000 Morgan Stanley & Company Repurchase
             Agreement - 102% Collateralized by
             U.S. Government Securities        5.23   12/1/98               0        31,790,000        66,958,000      98,748,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
  13,637,000 JP Morgan Securities Incorporated
             Repurchase Agreement - 102%
             Collateralized by U.S. Government
             Securities                        5.15   12/1/98               0         12,843,000           794,000      13,637,000
  11,705,000 HSBC Securities Incorporated
             Repurchase Agreement - 102%
             Collateralized by
             U.S. Government Securities        5.15   12/1/98               0          3,420,000         8,285,000      11,705,000
 291,029,855 NationsBanc Montgomery Securities,
             Incorporated, to be repurchased
             at $139,629,682                   5.50   12/1/98     139,608,354                  0                 0     139,608,354
                                                              $   139,608,354    $   112,180,000    $  114,299,000 $   366,087,354
                       TIME DEPOSITS
$190,000,000 Bank of America N.T. & S.A.,
             Toronto Branch,                   5.56   12/1/98 $   190,000,000    $             0    $            0 $   190,000,000
  41,400,000 Banque Paribas, Toronto Branch,   5.63   12/1/98      41,400,000                  0                 0      41,400,000
 150,000,000 Deutsche Bank AG, Toronto Branch, 6.00   12/1/98     150,000,000                  0                 0     150,000,000
  75,000,000 Dresdner Bank AG, Toronto Branch, 5.56   12/2/98      75,000,000                  0                 0      75,000,000
                                                              $   456,400,000    $             0    $            0 $   456,400,000
                                                                                                                                 0
             INVESTMENTS IN SECURITIES PRIOR
             TO PRO FORMA ADJUSTMENTS                         $ 3,914,502,600    $3,223,637,444     $9,139,364,490 $16,277,504,534

PRO FORMA ADJUSTMENTS
             To Securities at Market Value                    $(3,033,739,515)   $(2,697,621,511)   $            0 $(5,731,468,747)
             From Other Assets and Liablities
             from Core Portfolio                                    7,410,163                  0                 0       7,517,884
                                                              $(3,026,329,352)(c)$(2,697,621,511)(d)$            0 $(5,723,950,863)
             TOTAL INVESTMENTS IN SECURITIES                  $   888,173,248    $   526,015,933    $9,139,364,490 $10,553,553,671

         (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
         (c) The Norwest Advantage Ready Cash Fund invests directly into and comprises 22.5% of the Norwest Prime Money Market Portfolio
         (d) The Class A shares of the Stagecoach Prime Money Market Fund comprise 17.7% of the Fund.
          *  Yield to maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                   STAGECOACH             NORWEST
                                                NATIONAL TAX-FREE        ADVANTAGE
                                                  MONEY MARKET        MUNICIPAL MONEY         PRO FORMA              PRO FORMA
                                                      FUND              MARKET FUND          ADJUSTMENTS         ADJUSTMENTS (b)(c)
                                                -----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value
     (see cost below)                              $90,560,966          $1,316,241,190      $(1,305,834,461)         $100,967,695
   Cash                                                568,855                     446             (200,525)              368,776
Receivables:
   Dividends and Interest                              681,381              11,554,729          (11,423,409)              812,701
Due from advisor                                             0                       0               11,083 (d)            11,083
Organization expenses, net of amortization              17,096                       0              (17,096)(d)                 0
TOTAL ASSETS                                        91,828,298           1,327,796,365                                102,160,255
LIABILITIES
Payables:
   Distribution to shareholders                        211,134               2,430,751           (2,426,971)              214,914
   Due to distributor                                   24,272                  36,997              (44,347)               16,922
   Due to advisor                                       25,405                 453,898             (448,261)               31,042
   Other                                               130,498                   3,841              (49,620)               84,719
TOTAL LIABILITIES                                      391,309               2,925,487                                    347,597
TOTAL NET ASSETS                                   $91,436,989          $1,324,870,878                               $101,812,658
NET ASSETS CONSIST OF:
   Paid-in capital                                 $91,447,469          $1,326,197,247      $(1,315,782,678)         $101,862,038
   Undistributed net investment income (loss)                0                (198,272)             191,906                (6,366)
   Undistributed net realized gain (loss)
     on investments                                    (10,480)             (1,128,097)           1,095,563               (43,014)
TOTAL NET ASSETS                                   $91,436,989          $1,324,870,878                               $101,812,658
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                               $59,274,251          $   42,538,407                               $101,812,658
Shares outstanding - Class A                        59,278,088              42,546,122                                101,824,210
Net asset value and offering price per
   share - Class A                                 $      1.00                  $ 1.00                               $       1.00

INVESTMENT AT COST                                 $90,560,966          $1,316,241,190      $(1,305,834,461)         $100,967,695
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                      STAGECOACH                         NORWEST
                                                  NATIONAL TAX-FREE                     ADVANTAGE
                                                    MONEY MARKET     MASTER-FEEDER   MUNICIPAL MONEY     PRO FORMA      PRO FORMA
                                                        FUND         ADJUSTMENTS (a)   MARKET FUND   ADJUSTMENTS (b)(c)  COMBINED
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                          $4,259,147                         $38,737,459                      42,996,606
  Net expenses from master/core portfolios              (3,237)           3,237                  0                               0
TOTAL INVESTMENT INCOME                              4,255,910                          38,737,459                      42,996,606

EXPENSES
  Advisory fees                                        370,263            4,632          3,572,783    (3,843,319)(e)       104,359
  Administration fees                                   85,198                           1,112,876    (1,041,535)(e)       156,539
  Custody fees                                          20,671              270            121,698      (121,767)(e)        20,872
  Shareholder serv fees                                145,309                                   0       115,589 (e)       260,898
  Portfolio accounting fees                             83,282            1,204             98,000      (102,486)(e)        80,000
  Transfer agency fees                                  71,573                           1,135,824    (1,183,813)(e)        23,584
  Distribution fees                                     10,693                                   0       (10,693)(e)             0
  Organization costs                                     8,801               12                  0           (12)(e)         8,801
  Legal and audit fees                                  31,054              243             30,294       (45,581)(e)        16,010
  Registration fees                                     55,058                             152,139             0           207,197
  Directors' fees                                        3,802                              13,737       (11,110)(e)         6,429
  Shareholder reports                                   56,951                              33,467       (56,224)(e)        34,194
  Other                                                 20,376               29             40,547       (47,140)(e)        13,812
TOTAL EXPENSES                                         963,031                           6,311,365                         932,696
Less:
    Waived fees and reimbursed expenses fees          (356,557)          (3,153)        (1,418,068)    1,575,597 (f)      (202,182)
NET EXPENSES                                           606,474                           4,893,297                         730,514
NET INVESTMENT INCOME (LOSS)                         3,649,436                          33,844,162                      42,266,092

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments       (3,692)                              6,814                           3,122
NET GAIN (LOSS) ON INVESTMENTS                          (3,692)                              6,814                           3,122
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $3,645,744                         $33,850,976                     $42,269,214
----------------------------------------------------------------------------------------------------------------------------------

* The Class A of the Stagecoach National Tax-Free Money Market Fund and Class A of the Norwest Advantage Municipal Money Market Fund are merging to form the Wells Fargo National Tax-Free Money Market Fund, historical accounting data from the Norwest Advantage Municipal Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Money Market Fund which was a 'Feeder Fund' investing in a "Master Portfolio", the National Tax-Free Money Market Master Portfolio, and the expenses allocated to the Feeder have been disbursed according to the percentage of each expense at the Master Portfolio level. On
     December 12, 1997, the Fund merged with the Overland National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Master Portfolio was dissolved.
(b) The Class A shares of the Stagecoach National Tax-Free Money Market Fund comprise 64.8% of the Fund's net assets. The remaining 35.2% of the Fund Institutional Class's net assets represent Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund. Such Insituttional Class shares will be exchanged for shares of a different fund in a separate organization. Accordingly the net assets attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) The Class A shares of the Norwest Advantage Municipal Money Market Fund comprise 3.2% of the Fund's net assets. The remaining 96.8% of the Fund's net assets represent Institutional Class shares of the Norwest Advantage Municipal Money Market Fund. Such Institutional Class shares will be exchangeable for shares of a different fund in a separate reorganization. Acordingly the net assets attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

                                                             S-55
\

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
            ALASKA
$ 4,900,000 Anchorage, AK, Higher Education RV, Alaska
            Pacific University, First National Bank, LOC   3.20%    7/1/17    $          0      $     4,900,000     $     4,900,000
  3,500,000 North Slope Boro, AK, GO Bonds, Series B, FSA
            insured                                        6.10    6/30/99               0            3,548,224           3,548,224
                                                                              $          0      $     8,448,224     $     8,448,224
            ARIZONA
$ 2,000,000 Arizona School District COP Series A           4.10%   7/30/99    $  2,006,782      $             0     $     2,006,782
  4,400,000 Chandler, AZ, IDA Bonds, Parsons Municipal
            Services, Inc., National Westminster Bank,
            USA, LOC                                       3.25   12/15/09               0            4,400,000     $     4,400,000
  2,000,000 Maricopa AZ CP                                 3.50   12/15/98       2,000,000                    0           2,000,000
  2,755,000 Salt River AZ Agricultural Improvement & Power
            District Series A                              7.00     1/1/99       2,762,705                    0           2,762,705
                                                                              $  6,769,487      $     4,400,000     $    11,169,487
            ARKANSAS
$ 1,000,000 Little Rock, AR, IDR Bonds, GTD by CPC
            International                                  4.96%   12/1/03    $          0      $     1,000,000     $     1,000,000

            CALIFORNIA
  $ 500,000 California HFFA Revenue Series C               3.00%    7/1/22    $    500,000      $             0     $       500,000
  2,000,000 California Higher Education Student Loan
            Revenue Series E-5                             3.80    12/1/25       2,000,000                    0           2,000,000
 15,000,000 California School Cash Reserve Program
            Authority, Revenue Notes, Series A             4.50     7/2/99               0           15,064,075          15,064,075
  1,250,000 California Statewide GO                        3.00    8/15/27       1,250,000                    0           1,250,000
                                                                              $  3,750,000      $    15,064,075     $    18,814,075
            COLORADO
$ 1,200,000 Colorado HFFA Revenue Series C MBIA Insured    3.15%   10/1/14    $  1,200,000      $             0     $     1,200,000
  5,700,000 Denver, CO, City & County Apartment RV,
            Sub-Series B, Westdeutsche Landesbank, LOC     3.10    12/1/20               0            5,700,000           5,700,000
  2,500,000 Lowry, CO, Economic Redevelopment Authority
            RV, Series B, Canadian Imperial Bank, LOC      3.15    12/1/20               0            2,500,000           2,500,000
  1,700,000 Moffat County, CO, PCR Bonds, AMBAC insured    3.20     7/1/10               0            1,700,000           1,700,000
  1,930,000 Parkview Metropolitan District, CO, Arapahoe
            County, GO Bonds, Central Bank, LOC            3.25    12/1/12               0            1,930,000           1,930,000
                                                                              $  1,200,000      $    11,830,000     $    13,030,000
            CONNECTICUT
$ 3,000,000 Connecticut State Development Authority,
            Industrial Development RV, GTD by General
            Accident Insurance                             3.75%   12/1/13    $          0      $     3,000,000     $     3,000,000
  2,870,000 Connecticut State HFA                          3.05    5/15/18       2,870,000                    0           2,870,000
                                                                              $  2,870,000      $     3,000,000     $     5,870,000
            DISTRICT OF COLUMBIA
 17,700,000 District of Columbia RV, George Washington
            University, First National Bank of Chicago,
            LOC                                            3.20%    3/1/06    $          0      $    17,700,000     $    17,700,000

            FLORIDA
$   500,000 Dade County FL MFHR                            3.10%    7/1/06    $    500,000      $             0     $       500,000
  2,000,000 Dade County, FL, IDA RV, GTD by ADP, Inc.      3.53   11/15/17               0            2,000,000           2,000,000
  8,120,000 Florida HFA, MFHR Bonds, Country Club Project,
            Bankers Trust, LOC                             3.20    12/1/07               0            8,120,000           8,120,000
  7,140,000 Florida HFA, MFHR Bonds, First Union National
            Bank, LOC, mandatory put 11/1/99 @ 100         3.00    11/1/07               0            7,140,000           7,140,000
  1,710,000 Florida HFA, MFHR Bonds, South Trust Alabama,
            LOC                                            3.25     6/1/07               0            1,710,000           1,710,000
  1,600,000 Hillsborough County, FL, IDA, Port Facilities
            RV, Seaboard System Railroad, Inc. Project,
            National Bank Detroit, LOC                     3.25   10/15/99               0            1,600,000           1,600,000
  1,000,000 Indian River FL CP                             3.60     1/7/99       1,000,000                    0           1,000,000
 18,900,000 Laurel Club Certificate Trust, COP, Series A,
            Swiss Bank, LOC                                3.30     6/1/25               0           18,900,000          18,900,000
  3,500,000 Palm Beach FL CP                               3.40    12/3/98       3,500,000                    0           3,500,000
                                                                              $  5,000,000      $    39,470,000     $    44,470,000
            GEORGIA
$ 2,695,000 Fulton County, GA, IDR Bonds, GTD by ADP       3.25%    9/1/12    $          0      $     2,695,000     $     2,695,000
    700,000 Georgia Municipal Gas Authority Revenue        3.05    11/1/06         700,000                    0             700,000
  3,995,000 Georgia Municipal Gas CP                       3.35    12/1/98       3,995,000                    0           3,995,000
  1,000,000 Georgia State Municipal Electric Authority     3.55     1/7/99       1,000,000                    0           1,000,000
  6,000,000 Marietta, GA, MFHR Bonds, Falls at Bells Ferry,
            Guardian Savings & Loan, LOC, optional put
            1/15/99 @ 100                                  3.95    1/15/09               0            6,000,717           6,000,717
                                                                              $  5,695,000      $     8,695,717     $    14,390,717
            HAWAII
$ 4,950,000 Hawaii State Department of Budget & Finance,
            Special Purpose Mortgage RV, Kuakini Medical
            Center Project, Bank of Hawaii, LOC            3.20%    7/1/04    $          0      $     4,950,000     $     4,950,000

            ILLINOIS
$ 1,000,000 Bedford Park, IL, IDR Bonds, CPC
            International, Inc. Project,  GTD by Firemen's
            Insurance Co.                                  4.96%   11/1/08    $          0      $     1,000,000     $     1,000,000
  4,000,000 Chigago, IL, GO Bonds, Equipment Notes, Harris
            Trust & Savings, LOC, mandatory tender
            12/3/98 @100                                   3.60     1/1/06               0            4,000,000           4,000,000
  1,000,000 Chicago, IL, GO Bonds, Greater Chicago
            Metropolitan Water Reclamation District        4.15    12/1/99               0            1,010,698           1,010,698
  6,135,000 Chicago, IL, GO Bonds, Morgan Guaranty, LOC,
            mandatory tender 2/4/99 @100                   3.55    1/31/00               0            6,135,000           6,135,000
 15,000,000 Chicago, IL, GO Bonds, Series PT 1054          3.30     1/1/28               0           15,000,000          15,000,000
 15,000,000 Chicago, IL, Sales Tax RV, Floating Rate
            Receipts, Series SSP-9                         3.35     1/1/27               0           15,000,000          15,000,000
  3,885,000 Cook County, IL, Municipal Trust Receipts,
            Series SG-7, MBIA insured                      3.30   11/15/23               0            3,885,000           3,885,000
    890,000 Illinois Development Finance Authority,
            Development RV, North Wacker Drive             3.75    12/1/15               0              890,000             890,000
  6,000,000 Illinois Development Finance Authority, MFHR
            Bonds, Garden Glen Apartments, GTD by
            Continental Casualty Co.                       3.30    12/1/13               0            6,000,000           6,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
 15,000,000 Illinois Development Finance Authority,
            Pollution Control RV, Illinois Power Co.
            Project, Series C, ABN AMRO Bank N.V., LOC,
            mandatory put 8/26/99 @ 100                    3.00    11/1/28               0           15,000,000          15,000,000
 15,000,000 Illinois EFA RV, Cultural Pool, American
            National Bank & Trust, LOC                     3.15     3/1/28               0           15,000,000          15,000,000
  2,170,000 Illinois EFA RV, Cultural Pool, First National
            Bank of Chicago, LOC                           3.15    12/1/25               0            2,170,000           2,170,000
  6,400,000 Illinois EFA RV, John F. Kennedy Healthcare
            Foundation, LaSalle National Bank, LOC,
            mandatory put 5/11/99 @ 100                    3.60    12/1/25               0            6,400,000           6,400,000
  8,200,000 Illinois Health Facilities Authority RV        3.30     4/1/07               0            8,200,000           8,200,000
 10,000,000 Illinois Health Facilities Authority RV,
            Evanston Hospital Corp., mandatory put
            7/15/99 @ 100                                  3.70    8/15/30               0           10,000,000          10,000,000
  3,495,000 Illinois Health Facilities Authority RV,
            Health Care, Series PA 195, AMBAC insured      3.35     8/1/17               0            3,495,000           3,495,000
  6,930,000 Illinois Housing Development Authority RV,
            Homeowner Mortgage, Subseries D-1, mandatory
            put 6/29/99 @ 100                              3.80     8/1/17               0            6,930,000           6,930,000
  3,170,000 Illinois Housing Development Authority RV,
            Homeowner Mortgage, Subseries E-1              3.70   12/17/98               0            3,170,000           3,170,000
  6,800,000 Lombard, IL, IDR Bonds, 2500 Highland Avenue,
            Mid-America Federal Savings & Loan, LOC        3.60    12/1/06               0            6,800,000           6,800,000
  9,870,000 Lombard, IL, MFHR Bonds, Clover Creek
            Apartments, Continental Casualty Surety Bond,
            LOC, mandatory put 12/15/98 @ 100              4.00   12/15/06               0            9,870,000           9,870,000
  5,200,000 Mount Morris, IL, Housing RV, Brethren Home
            Project, La Salle National Bank, Chicago, LOC  3.15     6/1/27               0            5,200,000           5,200,000
 11,500,000 Oak Forest, IL, Other RV, Homewood Pool, First
            National Bank of Chicago, LOC                  3.15     7/1/24               0           11,500,000          11,500,000
 19,970,000 Regional Transportation Authority, IL,
            Transportation RV                              3.30     6/1/24               0           19,970,000          19,970,000
  2,000,000 South Barrington, IL, GO Bonds, Cook County,
            Harris Trust, LOC                              3.15    12/1/15               0            2,000,000           2,000,000
  4,100,000 Springfield, IL, Transportation RV, GTD by
            Allied Signal                                  3.25   10/15/16               0            4,100,000           4,100,000
  1,500,000 Will & Kendall Counties, IL, GO Bonds,
            Community Consolidated SD #202, Series A,
            FSA insured,                                   6.38   12/30/98               0            1,503,137           1,503,137
  8,700,000 Will County, IL, GO Bonds, Forest Preservation
            District, AMBAC insured, P/R 12/1/98 @ 102     7.63    12/1/08               0            8,874,000           8,874,000
                                                                              $          0      $   193,102,835     $   193,102,835
            INDIANA
$ 1,000,000 Gary, IN, Environmental Improvement, PCR
            Bonds, U.S. Steel Group Project, Bank of
            Nova Scotia, LOC                               3.25%   7/15/02    $          0      $     1,000,000     $     1,000,000
  2,000,000 Indiana Bond Bank, Construction Loan RV        4.13     8/1/99               0            2,014,614           2,014,614
 12,000,000 Indiana Health Facility  Financing Authority
            RV, St. Anthony Medical Center                 3.15    12/1/17               0           12,000,000          12,000,000
  2,500,000 Indiana HFFA Revenue                           3.10     1/1/22       2,500,000                    0           2,500,000
 18,200,000 Indiana Hospital Equipment Financing Authority
            RV, Series A, MBIA insured                     3.20    12/1/15               0           18,200,000          18,200,000
  4,865,000 Indiana State Development Financial Authority,
            Educational Facilities RV, Lutheran Project,
            First of America, LOC                          3.30    10/1/17               0            4,865,000           4,865,000
  8,000,000 Indiana State Educational Facilities Authority,
            Educational Facilities RV, Indiana Wesleyan
            University, NBD, LOC                           3.15     6/1/28               0            8,000,000           8,000,000
  3,600,000 Indianapolis, IN, EDA RV, Visiting Nurse
            Service Foundation, First of America, LOC      3.30     3/1/13               0            3,600,000           3,600,000
                                                                              $  2,500,000      $    49,679,614     $    52,179,614
            IOWA
$ 4,600,000 Des Moines, IA, IDR Bonds, Grand Office Park,
            GTD by Principal Mutual Life                   3.20%    4/1/15    $          0      $     4,600,000     $     4,600,000
 10,600,000 Iowa Finance Authority RV, Obligation Group,
            FSA insured                                    3.25     6/1/27               0           10,600,000          10,600,000
  1,000,000 Iowa Finance Authority, SFM RV, Series A, FGIC
            insured, mandatory put 2/24/99 @ 100           3.65     1/1/24               0            1,000,000           1,000,000
  4,635,000 Iowa State School Cash Anticipitory Program,
            Warrants Certificates, Iowa School Corp.,
            Series A, FSA insured                          4.50    6/25/99               0            4,656,947           4,656,947
  4,000,000 Urbandale, IA, IDR Bonds, Aurora Business Park
            Association Project, GTD by Principal Mutual
            Life Insurance                                 3.20    10/1/15               0            4,000,000           4,000,000
  6,000,000 Urbandale, IA, IDR Bonds, Interstate Acres
            L.P. Project, GTD by Pricipal Mutual
            Life Insurance                                 3.35    12/1/14               0            6,000,000           6,000,000
  4,605,000 Urbandale, IA, IDR Bonds, Meredith Drive
            Association Project, GTD by Principal Mutual
            Life Insurance                                 3.20    11/1/15               0            4,605,000           4,605,000
                                                                              $          0      $    35,461,947     $    35,461,947
            KANSAS
$ 2,660,000 Lawrence, KS, GO Notes, Series 1998-II         3.45%   10/1/99    $          0            2,660,000           2,660,000
  1,200,000 Prairie Village, KS, MFHR Bonds,
            J.C. Nichols Co. Project, GTD by Principal
            Mutual Life Insurance                          3.20    12/1/15               0            1,200,000           1,200,000
                                                                              $          0      $     3,860,000     $     3,860,000
            KENTUCKY
$10,000,000 Jefferson County, KY, Anticipitory Revenue
            Notes, Board of Education, Series N            3.66%   6/30/99    $          0      $    10,001,109     $    10,001,109
  9,100,000 Jefferson County, KY, MFHR Bonds,
            Canter Chase, First of America, LOC            3.30    12/1/26               0            9,100,000           9,100,000
  6,800,000 Kentucky Asset/Liability Community General
            Fund, Revenue Notes                            3.50    11/1/99               0            6,833,316           6,833,316
  3,300,000 Kentucky Higher Education Student Loan
            Corporation                                    3.20     6/1/26       3,300,000                    0           3,300,000
  7,300,000 Kentucky Infrastructure Authority, Revenue
            Notes, Series A, PNC Bank N.A., LOC            3.35    6/30/00               0            7,300,000           7,300,000
  7,745,000 Kentucky State Turnpike Authority RV, Resource
            Recovery Road, Series 17, FSA insured          3.45     7/1/03               0            7,745,000           7,745,000
  3,000,000 Mayfield, KY, Multi-City Lease RV,
            PNC Bank, LOC                                  3.25     7/1/26               0            3,000,000           3,000,000
  2,000,000 University of Kentucky, University RV,
            Consolidated Educational Buildings, MBIA
            insured                                        4.50     5/1/99               0            2,006,008           2,006,008
                                                                              $  3,300,000      $    45,985,433     $    49,285,433
            LOUISIANA
$ 1,000,000 De Soto Parish LA PCR                          3.10%    7/1/18    $  1,000,000      $             0     $     1,000,000
  1,535,000 Louisana Public Facilities Authority, Advance
            Funding Revenue Notes, Series B, American
            International Group insured                    3.35   10/25/99               0            1,535,000           1,535,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  2,060,000 Louisiana Public Facilities Authority, Advance
            Funding Notes, School Board, Series D          4.40   12/10/98               0            2,060,279           2,060,279
  1,980,000 Louisiana Public Facilities Authority, Advance
            Funding Revenue Notes, Series D, American
            International Group insured                    3.35   10/25/99               0            1,980,000           1,980,000
  9,300,000 West Baton Rouge Parish, LA, Industrial
            District #3 RV, Dow Chemical Co., Series B     3.40    12/1/16               0            9,300,000           9,300,000
                                                                              $  1,000,000      $    14,875,279     $    15,875,279
            MARYLAND
$ 2,000,000 Community Development Revenue                  3.10%   6/15/26    $  2,000,000      $             0     $     2,000,000
  1,500,000 Howard County MD MFHR                          3.10    6/15/26       1,500,000                    0           1,500,000
  7,000,000 Howard County, MD, MFHR Bonds, Sherwood
            Crossing Ltd. Project, Guardian
            Savings & Loan, LOC, mandatory
            put 6/1/99 @ 100                               3.85     6/1/15               0            7,000,000           7,000,000
  2,500,000 Maryland State HFFA Revenue                    3.15    12/1/15       2,500,000                    0           2,500,000
  2,500,000 Maryland State Industrial Authority, Economic
            Development RV, Johnson Controls, Inc., LOC    3.50    12/1/03               0            2,500,000           2,500,000
                                                                              $  6,000,000      $     9,500,000     $    15,500,000
            MASSACHUSETTS
 15,500,000 Massachusetts State HFA, Housing RV,
            Series A10                                     3.45%    6/1/14    $          0      $    15,500,000     $    15,500,000

            MICHIGAN
$ 5,000,000 Detroit, MI, School Aid GO Notes, City School
            District                                       4.50%    7/1/99    $          0      $     5,023,797     $     5,023,797
  1,700,000 Grand Rapids MI GO                             3.05     1/1/20       1,700,000                    0           1,700,000
 11,335,000 Grand Rapids MI, Water Supply RV,
            3.45% V/R, 1/1/15                              3.45     1/1/15               0           11,335,000          11,335,000
  3,500,000 Michigan State Hospital Finance Authority RV,
            Hospital Equipment Loan Program, Series A,
            First of America, LOC                          3.25    12/1/23               0            3,500,000           3,500,000
  2,200,000 Michigan State Hospital Finance Authority RV,
            Hospital Equipment Loan Program, Series A,
            First of America, LOC                          3.25    12/1/23               0            2,200,000           2,200,000
                                                                              $  1,700,000      $    22,058,797     $    23,758,797
            MINNESOTA
$ 5,715,000 Cohasset, MN, RV, Minnesota Power & Light Co.,
            Series B, ABN AMRO Bank N.V., LOC              3.25%    6/1/13    $          0      $     5,715,000     $     5,715,000
  5,000,000 Crystal, MN, MFHR Bonds, Crystal Apartments
            L.P. Project                                   3.35     5/1/27               0            5,000,000           5,000,000
  1,000,000 Hennepin County, MN, GO Notes                  4.13    12/1/99               0            1,011,081           1,011,081
  4,900,000 Mankato, MN, MFHR Bonds, Highland Hills
            Project, First Bank, LOC                       3.35     5/1/27               0            4,900,000           4,900,000
  2,465,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series A                    3.67    8/20/99               0            2,465,000           2,465,000
  5,000,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series B                    3.90     3/4/99               0            5,004,307           5,004,307
  5,000,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series B                    3.63    8/27/99               0            5,000,000           5,000,000
  4,000,000 Minnesota State HFA, SFM RV, Series F          3.65     1/1/17               0            4,000,000           4,000,000
  5,000,000 Minnesota State HFA, SFM RV, Series G,
            P/R 12/1/98 @ 100                              4.15     1/1/18               0            5,000,000           5,000,000
  1,705,000 St. Paul, MN, Housing & Redevelopment
            Authority, Commercial Development RV, Park
            Development Association Project, First Star
            Milwaukee, LOC                                 3.45    12/1/15               0            1,705,000           1,705,000
 15,300,000 St. Paul, MN, Housing & Redevelopment
            Authority, Heating  RV, St. Paul Energy
            District, remarketed 1/3/94                    3.30    12/1/12               0           15,300,000          15,300,000
  1,000,000 St. Paul, MN, Port Authority IDR Bonds, Texas
            Project, Series A, U.S. Bank N.A., LOC         3.30     6/1/10               0            1,000,000           1,000,000
  3,500,000 St. Paul, MN, Sewer RV, Series A, AMBAC
            insured, crossover refunding 12/1/98 @ 101     8.00    12/1/08               0            3,535,000           3,535,000
  2,700,000 Stillwater, MN, GO Bonds, ISD #834, FGIC
            insured, crossover refunding 2/1/99 @ 100      6.75     2/1/09               0            2,713,201           2,713,201
                                                                              $          0      $    62,348,589     $    62,348,589
            MISSISSIPPI
$ 1,430,000 Shaw, MS, Urban Renewal RV, Phase I
            Redevelopment Project, Sunlife of America,
            LOC, mandatory put 12/28/98 @ 100              4.40%  12/28/18    $          0      $     1,430,668     $     1,430,668

            MISSOURI
$ 6,700,000 Independence, MO, IDA RV, Groves & Graceland
            Project, Series A, Credit Local de France, LOC 3.25%   11/1/27    $          0      $     6,700,000     $     6,700,000
  1,300,000 Kansas City, MO, IDA RV, Ewing Marion
            Kauffman, Series A                             3.30     4/1/27               0            1,300,000           1,300,000
 13,975,000 Kansas City, MO, IDA, MFHR Bonds, Coach
            House II Project, GTD by Principal Mutual
            Life Insurance                                 3.20    12/1/15               0           13,975,000          13,975,000
  2,200,000 Kansas City, MO, IDA, MFHR Bonds,
            JC Nichols Co. Project, GTD by Principal
            Mutual Life Insurance                          3.20     5/1/15               0            2,200,000           2,200,000
  1,250,000 Missouri State Health & Educational Facilities
            Authority Revenue Christian Health Services
            Series A                                       3.05    11/1/19       1,250,000                    0           1,250,000
  5,000,000 Missouri State HEHFA Anticipation Notes,
            Series E                                       4.25     4/7/99               0            5,008,890           5,008,890
    900,000 Missouri State HEHFA Anticipation Notes,
            Series H                                       4.25     4/7/99               0              901,600             901,600
  8,190,000 Missouri State HEHFA RV, St. Francis Medical
            Center, Series A, Credit Local de France, LOC  3.25     6/1/26               0            8,190,000           8,190,000
                                                                              $  1,250,000      $    38,275,490     $    39,525,490
            MONTANA
$ 7,200,000 Montana State Board of Investments, Municipal
            Finance Construction RV, Intercap Program      3.60%    3/1/09    $          0            7,208,438           7,208,438
 10,000,000 Montana State Board of Investments, Municipal
            Finance Construction RV, Intercap Program      3.60     3/1/18               0           10,000,000          10,000,000
                                                                              $          0      $    17,208,438     $    17,208,438
            NEBRASKA
$ 1,980,000 Nebraska Investment Financial Authority RV,
            Catholic Health Initiatives, Series A          4.25%   12/1/98    $          0      $     1,980,000     $     1,980,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  1,900,000 Norfolk, NE, IDR Bonds, Supervalu Inc.
            Project, Wachovia Bank of Georgia, LOC         3.30    11/1/14               0            1,900,000           1,900,000
                                                                              $          0      $     3,880,000     $     3,880,000
            NEVADA
$ 6,500,000 Clark County, NV, GO Bonds, FGIC insured       6.90%    9/1/99    $          0      $     6,679,391     $     6,679,391
  3,775,000 Henderson, NV, Health Care Facilities RV,
            PT 134, AMBAC insured                          3.35     7/1/20               0            3,775,000           3,775,000
  5,000,000 Nevada State Trust Receipts, GO Bonds,
            Series 36 D                                    3.45    11/1/25               0            5,000,000           5,000,000
                                                                              $          0      $    15,454,391     $    15,454,391
            NEW JERSEY
$ 9,800,000 Hudson County, NJ, COP, Correctional
            Facilities, BIG insured, P/R 12/1/98 @ 102     7.60%   12/1/21    $          0      $     9,996,000     $     9,996,000
  2,400,000 New Jersey State Educational Facilities
            Authority RV, Series SG 48, MBIA insured       3.25     7/1/26               0            2,400,000           2,400,000
                                                                              $          0      $    12,396,000     $    12,396,000
            NEW MEXICO
$ 2,500,000 Bloomfield, NM, GO Bonds, Series A, La Salle
            National Bank, LOC                             3.35%  11/15/10    $          0      $     2,500,000     $     2,500,000
  2,760,000 Espanola, NM, Health Care RV, Series A,
            La Salle National Bank, LOC                    3.35   11/15/10               0            2,760,000           2,760,000
  7,995,000 Farmington, NM, PCR RV                         3.35    12/1/16               0            7,995,000           7,995,000
  1,000,000 New Mexico State Severance Tax RV, Series B    5.00     7/1/99               0            1,007,475           1,007,475
  1,735,000 Silver City, NM, GO Bonds, Series A, La Salle
            National Bank, LOC                             3.35   11/15/10               0            1,735,000           1,735,000
                                                                              $          0      $    15,997,475     $    15,997,475
            NEW YORK
$ 9,700,000 Allegany-Limestone, NY, GO Bonds, Century SD   4.00%   1/29/99    $          0      $     9,704,672     $     9,704,672
 16,235,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/11               0           16,235,000          16,235,000
 11,340,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/12               0           11,340,000          11,340,000
  8,600,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/13               0            8,600,000           8,600,000
  3,500,000 New York NY GO                                 2.95    2/15/26       3,500,000                    0           3,500,000
  1,500,000 New York NY GO                                 2.90    2/15/26       1,500,000                    0           1,500,000
  1,000,000 New York NY GO                                 2.90   11/15/19       1,000,000                    0           1,000,000
  6,995,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30    5/15/15               0            6,995,000           6,995,000
  8,425,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30    2/15/28               0            8,425,000           8,425,000
 11,335,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30     8/1/32               0           11,335,000          11,335,000
 12,050,000 New York State Dormitory Authority RV,
            Floater Trusts, AMBAC insured                  3.40     7/1/25               0           12,050,000          12,050,000
  5,200,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC1B           3.20    2/15/08               0            5,200,000           5,200,000
  3,900,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC2A           3.20     2/1/06               0            3,900,000           3,900,000
  3,900,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC2B           3.20     2/1/07               0            3,900,000           3,900,000
  3,000,000 New York State Government Assistance           2.95     4/1/23       3,000,000                    0           3,000,000
  2,500,000 New York State Local Government
            Assistance Corp.,RV, Series SG 99,
            AMBAC insured                                  3.30     4/1/11               0            2,500,000           2,500,000
  3,130,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV                         3.30    2/15/27               0            3,130,000           3,130,000
  6,620,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, FHA insured, mandatory
            put 12/3/98 @ 100                              3.90    2/15/05               0            6,620,000           6,620,000
  6,545,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, FHA insured, mandatory
            put 12/3/98 @ 100                              3.90    2/15/05               0            6,545,000           6,545,000
  8,960,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, mandatory put
            12/3/98 @100                                   3.90     2/1/13               0            8,960,000           8,960,000
  9,995,000 New York State, Development RV, Urban
            Development Corp., Series PT 147, Hypo
            Bayersche Bank, LOC                            3.30     7/1/16               0            9,995,000           9,995,000
 60,000,000 New York, NY, Series A78                       2.90    4/13/99               0           60,000,000          60,000,000
  3,895,000 New York, NY, Series PA 278                    3.40     8/1/12               0            3,895,000           3,895,000
 11,985,000 New York, NY, Series PT 1038                   3.35     8/1/16               0           11,985,000          11,985,000
  1,000,000 Suffolk County NY IDA                          2.70     2/1/07       1,000,000                    0           1,000,000
  3,325,000 Triborough Bridge & Tunnel Authority, NY,
            Transportation RV, PA 200                      3.30     1/1/12               0            3,325,000           3,325,000
                                                                              $ 10,000,000      $   214,639,672     $   224,639,672
            NORTH CAROLINA
  $ 600,000 North Carolina CP                              3.60%    1/4/99    $    600,000      $             0     $       600,000
  2,000,000 North Carolina CP                              3.35    12/1/98       2,000,000                    0           2,000,000
    250,000 North Carolina CP                              3.15     6/1/22         250,000                    0             250,000
  3,000,000 Person County, NC, Industrial Facilities &
            Pollution Control Financing Authority,
            PCR Bonds, GTD by Carolina Power & Light Co.   3.25    11/1/19               0            3,000,000           3,000,000
  2,000,000 Wake County GO                                 3.25     9/1/15       2,000,000                    0           2,000,000
                                                                              $  4,850,000      $     3,000,000     $     7,850,000
            NORTH DAKOTA
$ 1,500,000 Bismarck, ND, IDR Bonds, Supervalu Inc.
            Project, Wachovia Bank & Trust, LOC            3.30%    4/1/09    $          0      $     1,500,000     $     1,500,000

            OHIO
$ 6,700,000 Cincinnati, OH, GO Notes                       4.38%   12/1/99               0            6,791,940           6,791,940
  1,650,000 Erie County, OH, GO Bonds                      4.25     6/1/99               0            1,653,957           1,653,957
  1,000,000 Franklin County, OH, Convention Facilities
            Authority Tax & Lease RV                       6.70    12/1/99               0            1,036,649           1,036,649
  5,200,000 Hamilton County, OH, IDR Bonds, Community
            Urban Redevelopment Project, National
            Westminster, LOC                               3.15   10/15/12               0            5,200,000           5,200,000
  1,000,000 Ohio State Air Quality Control CP              3.55     1/7/99       1,000,000                    0           1,000,000
 10,000,000 Ohio State Water Development Authority,
            PCR Bonds, First National Bank of Chicago,
            LOC, mandatory put 1/29/99 @ 100               3.20    10/1/28               0           10,000,000          10,000,000
  4,400,000 Wooster, OH, IDR Bonds, Allen Group Inc.,
            NBD, LOC                                       3.40    12/1/10               0            4,400,000           4,400,000
  1,000,000 Worthington, OH, GO Bonds, City SD,
            FGIC insured                                   3.65    12/1/98               0            1,000,000           1,000,000
                                                                              $  1,000,000      $    30,082,546     $    31,082,546

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
            OKLAHOMA
$ 2,615,000 Oklahoma County, OK, Finance Authority,
            IDR Bonds, Perrine Office Project, FGIC
            insured                                        3.20%   12/1/14    $          0      $     2,615,000     $     2,615,000
  2,625,000 Oklahoma County, OK, IDR Bonds, Carbon Office,
            FGIC insured                                   3.20    12/1/14               0            2,625,000           2,625,000
                                                                              $          0      $     5,240,000     $     5,240,000
            OREGON
$ 9,350,000 Klamath Falls, OR, Electric RV, Salt Caves
            Hydroelectric, mandatory put 5/3/99 @ 100      3.80%    5/1/23    $          0      $     9,355,565     $     9,355,565
  1,225,000 Multnomah County OR COP                        6.50   12/15/98       1,225,502                    0           1,225,502
  1,000,000 Multnomah County OR School District #1J        6.60   12/15/98       1,000,397                    0           1,000,397
  7,100,000 Oregon State HEHFA RV, Quatama Crossing
            Housing Project, U.S. Bank N.A., LOC           3.10     1/1/31               0            7,100,000           7,100,000
                                                                              $  2,225,899      $    16,455,565     $    18,681,464
            PENNSYLVANIA
$11,600,000 Allegheny County, PA, IDR Bonds, Longwood at
            Oakmont Inc., Dresdner Bank AG, LOC            3.25%    7/1/27    $          0      $    11,600,000     $    11,600,000
  9,000,000 Allegheny County, PA, PCR Bonds                3.30    1/22/99               0            9,000,000           9,000,000
  1,000,000 Berks County, PA, IDR Bonds, GTD by CNA
            Insurance                                      3.25     7/1/16               0            1,000,000           1,000,000
  1,100,000 Butler County, PA, IDA, PCR Bonds,
            Pennzoil Co. Project, Mellon Bank, LOC         3.45    12/1/12               0            1,100,000           1,100,000
  5,245,000 Chartiers Valley, PA, Industrial & Commercial
            Development Authority, IDR Bonds, GTD by
            ADP, Inc.                                      4.30   11/15/17               0            5,245,000           5,245,000
 28,400,000 Harrisburg, PA, Authority RV, Adjusted PA Pool
            Financing Fund                                 3.30     7/1/21               0           28,400,000          28,400,000
  2,590,000 Pennsylvania Intergovernmental Cooperative
            Authority, Special Tax RV, MBIA insured        3.25    6/15/23               0            2,590,000           2,590,000
  5,500,000 Quakertown, PA, Health Care RV, Hospital Group
            Pooled Financing, PNC Bank, LOC                3.25     7/1/05               0            5,500,000           5,500,000
  4,100,000 Quakertown, PA, Health Care RV, Hospital Group
            Pooled Financing, Series A, PNC Bank, LOC      3.25     7/1/26               0            4,100,000           4,100,000
                                                                              $          0      $    68,535,000     $    68,535,000
            PUERTO RICO
$ 2,000,000 Puerto Rico Highway                            2.75%    7/1/28    $  2,000,000      $             0     $     2,000,000

            SOUTH CAROLINA
$20,700,000 Piedmont, SC, Municipal Power Agency
            Electric RV, Series B, MBIA insured            3.10%    1/1/19    $          0      $    20,700,000     $    20,700,000
  1,500,000 South Carolina Educational Revenue             3.10    10/1/26       1,500,000                    0           1,500,000
  4,485,000 South Carolina Housing Finance & Development
            Authority, Mortgage RV, Series A, mandatory
            put 7/1/99 @ 100                               3.65     7/1/32               0            4,485,000           4,485,000
    400,000 South Carolina Jobs                            3.15    11/1/25         400,000                    0             400,000
  2,000,000 South Carolina State GO Bonds                  6.40     2/1/99               0            2,011,188           2,011,188
  2,865,000 South Carolina State Public Service Authority
            Revenue                                        4.00     1/1/99       2,865,918                    0           2,865,918
  8,355,000 South Carolina State Public Service Authority
            RV, Series SG-2, MBIA insured                  3.30     7/1/21               0            8,355,000           8,355,000
  5,855,000 South Carolina State Public Service Authority,
            Utilities RV, FGIC insured                     3.30     1/1/23               0            5,855,000           5,855,000
  1,000,000 York County, SC, PCR Bonds, CFC insured        3.55    8/15/14               0            1,000,000           1,000,000
                                                                              $  4,765,918      $    42,406,188     $    47,172,106
            TENNESSEE
$ 1,200,000 Memphis TN GO                                  3.30%    8/1/07    $  1,200,000      $             0     $     1,200,000
  2,235,000 Memphis, TN, Capital Outlay GO Notes           5.50     7/1/99               0            2,258,572           2,258,572
  1,600,000 Metro Nashville TN GO                          3.20     9/1/06       1,600,000                    0           1,600,000
  1,095,000 Shelby County, TN, GO Bonds, ETM, USG COLL     6.00     3/1/99               0            1,101,059           1,101,059
                                                                              $  2,800,000      $     3,359,631     $     6,159,631
            TEXAS
$ 1,100,000 Bexar County, TX, MFHR Bonds, Creightons Mill
            Development Project, Series A, GTD by
            New England Mutual Life Insurance Co.          3.25%    8/1/06    $          0      $     1,100,000     $     1,100,000
  4,950,000 Bexar County, TX, MFHR Bonds, Park Hill
            Development Project, Series B, GTD by
            New England Mutual Life Insurance Co.          3.25     6/1/05               0            4,950,000           4,950,000
    500,000 Brazos River TX Authority                      3.45     3/1/26         500,000                    0             500,000
  2,500,000 Brazos River TX Higher Education AMT           3.15     6/1/23       2,500,000                    0           2,500,000
  1,000,000 Gulf Coast TX CP                               3.50    12/9/98       1,000,000                    0           1,000,000
  3,500,000 Gulf Coast TX CP                               3.50    12/9/98       3,500,000                    0           3,500,000
 15,000,000 Harris County, TX, Health Care Facilities RV,
            mandatory put 12/1/98 @ 100                    3.60    12/1/25               0           15,000,000          15,000,000
  5,290,000 Harris County, TX, Housing Finance Corp.,
            MFHR Bonds, Arbor II Ltd. Project, Guardian
            Savings & Loan, LOC, 3.05% V/R, 10/1/05,
            optional PUT 1/15/99 @ 100                     3.05    10/1/05               0            5,290,000           5,290,000
  3,770,000 Houston, TX, Water & Sewer Systems RV,
            Municipal Trust Receipts, Series SG 120,
            FGIC insured                                   3.30    12/1/23               0            3,770,000           3,770,000
  3,300,000 Sabine River TX AMT                            3.35     3/1/26       3,300,000                    0           3,300,000
  1,000,000 Sabine River, TX, IDA RV, CFC insured          3.55    8/15/14               0            1,000,000           1,000,000
  8,155,000 Tarrant County, TX, Housing Finance Corp.,
            MFHR Bonds, Bear Creek Apartments Inc.,
            KBC Bank N.V., LOC                             3.20    11/1/07               0            8,155,000           8,155,000
    920,000 Tarrant County, TX, MFHR Bonds, SF Apartments
            Project, Suntrust Bank, LOC                    3.20    11/1/17               0              920,000             920,000
 10,000,000 Texas Municipal Gas Corp., Gas Reserve RV,
            FSA insured                                    3.15    1/15/23               0           10,000,000          10,000,000
  2,420,000 Texas Municipal Power Agency, Power RV,
            FGIC insured, USG COLL, P/R 9/1/99 @ 102       7.00     9/1/02               0            2,534,110           2,534,110
  3,000,000 Texas State Department of Housing and
            Community Affairs, SFM RV,
            Series PT 136, MBIA insured                    3.35     3/1/17               0            3,000,000           3,000,000
 10,000,000 Texas State GO Notes, Series A55, GTD by
            National Westminster Bank                      3.70    8/31/99               0           10,000,000          10,000,000
                                                                              $ 10,800,000      $    65,719,110     $    76,519,110
            UTAH
$ 4,240,000 Davis County, UT, MFHR Bonds, Fox Creek
            Apartments, Series A                           3.25%   7/15/27    $          0      $     4,240,000     $     4,240,000
  3,140,000 Jordan, UT, SD GO Bonds, GTD by School Board   5.00    6/15/99               0            3,174,063           3,174,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  2,500,000 Utah State CP                                  3.35    12/9/98       2,500,000                    0           2,500,000
                                                                              $  2,500,000      $     7,414,063     $     9,914,063
            VIRGINIA
$12,500,000 Harrisonburg, VA, MFHR Bonds, Rolling Brook
            Village Apartments, Series A, Guardian
            Savings & Loan, LOC, mandatory
            put 2/1/99 @ 100                               3.70%    2/1/26    $          0      $    12,500,000     $    12,500,000
  3,500,000 Virginia College                               3.45     1/1/31       3,500,000                    0           3,500,000
  2,000,000 Virginia State Public School Authority,
            School Finance RV                              4.25     8/1/99               0            2,016,249           2,016,249
                                                                              $  3,500,000      $    14,516,249     $    18,016,249
            WASHINGTON
$ 5,800,000 Port Seattle, WA, IDR Bonds, Sysco Food
            Services Project                               3.25%   11/1/25    $          0      $     5,800,000     $     5,800,000
  2,500,000 Seattle, WA, IDR Bonds, Longview Fibre Co.     3.30     1/1/03               0            2,500,000           2,500,000
    815,000 Washington State GO                            5.75     7/1/99         824,662                    0             824,662
  3,380,000 Washington State Health Care Facilities
            Authority RV, Catholic Health Initiatives,
            Series B, MBIA insured                         4.25    12/1/98               0            3,380,000           3,380,000
  2,205,000 Washington State Health Care Facilities
            Authority RV, Children's Hospital & Regional
            Medical Center, FSA insured                    4.00    10/1/99               0            2,222,936           2,222,936
  3,315,000 Washington State HFA, Community Nonprofit
            Housing RV, Crista Ministries, U.S.
            Bank N.A., LOC                                 3.20     7/1/11               0            3,315,000           3,315,000
  7,900,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #1, Series CMC2      3.30     7/1/07               0            7,900,000           7,900,000
  9,900,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #2, AMBAC insured    3.30     7/1/07               0            9,900,000           9,900,000
  4,635,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #3, BIG insured,
            COLL, P/R 7/1/99 @ 100                         6.00     7/1/18               0            4,710,794           4,710,794
  1,000,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #3, Series 13,
            MBIA insured                                   3.30     7/1/15               0            1,000,000           1,000,000
                                                                              $    824,662      $    40,728,730     $    41,553,392
            WISCONSIN
$ 1,000,000 Beloit & Rock Counties, WI, IDR Bonds, GTD by
            CPC International                              5.12%    4/1/19    $          0      $     1,000,000     $     1,000,000
  1,405,000 Johnson Controls, Inc., Other RV, Grantor
            Trust, Wachovia Corp., LOC                     4.40    10/1/01               0            1,405,000           1,405,000
  2,500,000 Kenosha, WI, TRAN                              4.00    6/30/99               0            2,504,885           2,504,885
  6,535,000 Kenosha, WI, TRAN, SD #1                       3.38    9/28/99               0            6,535,000           6,535,000
  1,060,000 Milwaukee, WI, IDR Bonds, Longview Fibre Co.
            Project                                        3.30     1/1/03               0            1,060,000           1,060,000
 12,000,000 Oshkosh, WI, Area SD TRAN                      4.00    8/24/99               0           12,038,373          12,038,373
 10,000,000 Racine, WI, United SD TRAN                     4.00     7/7/99               0           10,024,904          10,024,904
 10,000,000 Wausau, WI, IDR Bonds, Joint Venture
            Partnership, U.S. Bank N.A., LOC               3.10    10/1/02               0           10,000,000          10,000,000
  7,100,000 Wisconsin State HEHFA RV, Alverno College
            Project, Allied Irish Bank, LOC                3.30    11/1/17               0            7,100,000           7,100,000
  3,475,000 Wisconsin State HEHFA RV, Series PA 183,
            MBIA Insured                                   3.30    8/15/98               0            3,475,000           3,475,000
                                                                              $          0      $    55,143,162     $    55,143,162
            WYOMING
$ 1,000,000 Green River, WY, PCR Bonds, Allied Corp.
            Project, GTD by Allied Signal Corp.            3.30%   12/1/12    $          0      $     1,000,000     $     1,000,000
  4,260,000 Uinta County WY PCR                            3.25    8/15/20       4,260,000                    0           4,260,000
                                                                              $  4,260,000      $     1,000,000     $     5,260,000
            SHORT-TERM INSTRUMENTS
 29,613,524 Federated Tax-Free Obligations Fund                               $          0      $    29,613,524     $    29,613,524
 17,000,000 Fidelity Tax Exempt Money Market Fund                                        0           17,000,000          17,000,000
    514,778 Provident Municipal Fund                                                     0              514,778             514,778
                                                                              $          0      $    47,128,302     $    47,128,302
            COMMERCIAL PAPER
 13,600,000 City of Austin TX CP                                              $          0      $    13,600,000     $    13,600,000
 14,200,000 Hospital Board FL CP                                                         0           14,200,000          14,200,000
                                                                              $          0      $    27,800,000     $    27,800,000

            INVESTMENTS IN SECURITIES PRIOR TO PRO FORMA
            ADJUSTMENTS                                                       $ 90,560,966      $ 1,316,241,190     $ 1,406,802,156

PRO FORMA ADJUSTMENTS

            To Securities at Market Value                                     $(31,557,473)(c)  $(1,274,276,988)(d) $(1,305,834,461)

            TOTAL INVESTMENTS IN SECURITIES                                   $ 59,003,493      $    41,964,202     $    100,967,695

        (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
        (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
        (c) The Class A shares of the Stagecoach National Tax-Free Money Market Fund comprise 64.8% of the Fund.
        (d) The Class A shares of the Norwest Advantage Municipal Money Market Fund comprise 3.2% of the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                         STAGECOACH           NORWEST
                                                     NATIONAL TAX-FREE       ADVANTAGE
                                                        MONEY MARKET      MUNICIPAL MONEY         PRO FORMA          PRO FORMA
                                                            FUND             MARKET FUND      ADJUSTMENTS (b)(c)      COMBINED
                                                     -----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)       $90,560,966        $1,316,241,190     $(100,967,695)       $1,305,834,461
   Cash                                                      568,855                   446          (368,776)              200,525
Receivables:
   Dividends and Interest                                    681,381            11,554,729          (812,701)           11,423,409
Due from advisor                                                   0                     0             6,013 (d)             6,013
Organization expenses, net of amortization                    17,096                     0           (17,096)(d)                 0
TOTAL ASSETS                                              91,828,298         1,327,796,365                           1,317,464,408
LIABILITIES
Payables:
   Distribution to shareholders                              211,134             2,430,751          (214,914)            2,426,971
   Due to distributor                                         24,272                36,997           (16,922)               44,347
   Due to advisor                                             25,405               453,898           (31,042)              448,261
   Other                                                     130,498                 3,841           (84,719)               49,620
TOTAL LIABILITIES                                            391,309             2,925,487                               2,969,199
TOTAL NET ASSETS                                         $91,436,989        $1,324,870,878                          $1,314,495,209
NET ASSETS CONSIST OF:
   Paid-in capital                                       $91,447,469        $1,326,197,247      (101,862,038)       $1,315,782,678
   Undistributed net investment income (loss)                      0              (198,272)            6,366              (191,906)
   Undistributed net realized gain (loss)
     on investments                                          (10,480)           (1,128,097)           43,014            (1,095,563)
TOTAL NET ASSETS                                         $91,436,989        $1,324,870,878                          $1,314,495,209
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net Assets - Institutional Class                         $32,162,738                                                $   32,162,738
Shares outstanding - Institutional Class                  32,169,381                                                    32,169,381
Net asset value and offering price per
  share - Institutional Class                            $      1.00                                                $         1.00
Net Assets - Service Class                                                  $1,282,332,471                          $1,282,332,471
Shares outstanding - Service Class                                           1,282,327,994                           1,282,327,994
Net asset value and offering price per
  share - Service Class                                                     $         1.00                          $         1.00

INVESTMENT AT COST                                       $90,560,966        $1,316,241,190     $(100,967,695)       $1,305,834,461
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                     STAGECOACH
                                                  NATIONAL TAX-FREE                 NORWEST ADVANTAGE
                                                     MONEY MARKET   MASTER-FEEDER   MUNICIPAL MONEY     PRO FORMA       PRO FORMA
                                                        FUND         ADJUSTMENTS      MARKET FUND    ADJUSTMENTS (b)(c)  COMBINED
                                                  ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                          $4,259,147                        $38,737,459                       $42,996,606
  Net expenses from master/core portfolios              (3,237)         3,237                   0                                 0
TOTAL INVESTMENT INCOME                              4,255,910                         38,737,459                        42,996,606

EXPENSES
  Advisory fees                                        370,263          4,632           3,572,783      (2,856,912)(e)     1,090,766
  Administration fees                                   85,198                          1,112,876         438,074 (e)     1,636,148
  Custody fees                                          20,671            270             121,698          75,514 (e)       218,153
  Shareholder serv fees                                145,309                                          2,407,421 (e)     2,552,730
  Portfolio accounting fees                             83,282          1,204              98,000        (102,486)(e)        80,000
  Transfer agency fees                                  71,573                          1,135,824        (695,663)(e)       511,734
  Distribution fees                                     10,693                                            (10,693)(e)             0
  Organization costs                                     8,801             12                                 (12)(e)         8,801
  Legal and audit fees                                  31,054            243              30,294         (31,225)(e)        30,366
  Registration fees                                     55,058                            152,139               0           207,197
  Directors' fees                                        3,802                             13,737         (11,110)(e)         6,429
  Shareholder reports                                   56,951                             33,467         (43,236)(e)        47,182
  Other                                                 20,376             29              40,547         (16,833)(e)        44,119
TOTAL EXPENSES                                         963,031                          6,311,365                         6,433,625
6,433,625
Less:
    Waived fees and reimbursed expenses fees          (356,557)        (3,153)         (1,418,068)        148,088 (f)    (1,629,690)
NET EXPENSES                                           606,474                          4,893,297                         4,803,935
NET INVESTMENT INCOME (LOSS)                         3,649,436                         33,844,162                        38,192,671

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments       (3,692)                             6,814                             3,122
NET GAIN (LOSS) ON INVESTMENTS                          (3,692)                             6,814                             3,122
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $3,645,744                        $33,850,976                       $38,195,793
-----------------------------------------------------------------------------------------------------------------------------------

 * The Institutional Class of the Stagecoach National Tax-Free Money Market Fund and Service Class of the Norwest Advantage Municipal Money Market
     Fund are merging to form the Wells Fargo National Tax-Free Institutional Money Market Fund, historical accounting data from the Norwest Advantage Municipal Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Money Market Fund which was a 'Feeder Fund' investing in a "Master Portfolio", the National Tax-Free Money Market Master Portfolio, and the expenses allocated to the Feeder have been disbursed according to the percentage of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Overland National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Master Portfolio was dissolved.
(b) The Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund comprise 35.2% of the Fund's net assets. The remaining 64.8% of the Fund's net assets represent Class A shares of the Stagecoach National Tax-Free Money Market Fund. Such Class A shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) The Service Class shares of the Norwest Advantage Municipal Money Market Fund comprise 96.8% of the Fund's net assets. The remaining 3.2% of the Fund's net assets represent Class A shares of the Norwest Advantage Municipal Money Market Fund. Such Class A shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.
(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
               ALASKA
$ 4,900,000    Anchorage, AK, Higher Education
               RV, Alaska Pacific University,
               First National Bank, LOC               3.20%   7/1/17    $          0       $   4,900,000      $    4,900,000
  3,500,000    North Slope Boro, AK, GO Bonds,
               Series B, FSA insured                  6.10    6/30/99              0           3,548,224           3,548,224
                                                                        $          0       $   8,448,224      $    8,448,224
               ARIZONA
$ 2,000,000    Arizona School District COP Series A   4.10%   7/30/99   $  2,006,782      $            0      $    2,006,782
  4,400,000    Chandler, AZ, IDA Bonds, Parsons
               Municipal Services, Inc.,
               National Westminster Bank, USA,
               LOC                                    3.25   12/15/09              0           4,400,000      $    4,400,000
  2,000,000    Maricopa AZ CP                         3.50   12/15/98      2,000,000                   0           2,000,000
  2,755,000    Salt River AZ Agricultural Improvement
               & Power District Series A              7.00     1/1/99      2,762,705                   0           2,762,705
                                                                        $  6,769,487      $    4,400,000      $   11,169,487
               ARKANSAS
$ 1,000,000    Little Rock, AR, IDR Bonds, GTD by
               CPC International                      4.96%   12/1/03   $          0      $    1,000,000      $    1,000,000

               CALIFORNIA
$   500,000    California HFFA Revenue Series C       3.00%    7/1/22   $    500,000      $            0      $      500,000
  2,000,000    California Higher Education
               Student Loan Revenue Series E-5        3.80    12/1/25      2,000,000                   0           2,000,000
 15,000,000    California School Cash Reserve
               Program Authority, Revenue
               Notes, Series A                        4.50     7/2/99              0          15,064,075           15,064,075
  1,250,000    California Statewide GO                3.00    8/15/27      1,250,000                   0            1,250,000
                                                                        $  3,750,000      $   15,064,075       $   18,814,075
               COLORADO
$ 1,200,000    Colorado HFFA Revenue Series C
               MBIA Insured                           3.15%   10/1/14   $  1,200,000      $            0      $    1,200,000
  5,700,000    Denver, CO, City & County Apartment
               RV, Sub-Series B, Westdeutsche
               Landesbank, LOC                        3.10    12/1/20              0           5,700,000           5,700,000
  2,500,000    Lowry, CO, Economic Redevelopment
               Authority RV, Series B, Canadian
               Imperial Bank, LOC                     3.15    12/1/20              0           2,500,000           2,500,000
  1,700,000    Moffat County, CO, PCR Bonds, AMBAC
               insured                                3.20     7/1/10              0           1,700,000           1,700,000
  1,930,000    Parkview Metropolitan District, CO,
               Arapahoe County, GO Bonds,
               Central Bank, LOC                      3.25    12/1/12              0           1,930,000           1,930,000
                                                                        $  1,200,000      $   11,830,000      $   13,030,000
               CONNECTICUT
$ 3,000,000    Connecticut State Development
               Authority, Industrial
               Development RV, GTD by General
               Accident Insurance                     3.75%   12/1/13   $          0      $    3,000,000      $    3,000,000
  2,870,000    Connecticut State HFA                  3.05    5/15/18      2,870,000                   0           2,870,000
                                                                        $  2,870,000      $    3,000,000      $    5,870,000
               DISTRICT OF COLUMBIA
 17,700,000    District of Columbia RV, George
               Washington University, First
               National Bank of Chicago, LOC          3.20%    3/1/06   $          0      $   17,700,000      $   17,700,000

               FLORIDA
  $ 500,000    Dade County FL MFHR                    3.10%    7/1/06   $    500,000                   0      $      500,000
  2,000,000    Dade County, FL, IDA RV, GTD by
               ADP, Inc.                              3.53   11/15/17              0           2,000,000           2,000,000
  8,120,000    Florida HFA, MFHR Bonds, Country
               Club Project, Bankers Trust, LOC       3.20    12/1/07              0           8,120,000           8,120,000
  7,140,000    Florida HFA, MFHR Bonds, First
               Union National Bank, LOC,
               mandatory put 11/1/99 @ 100            3.00    11/1/07              0           7,140,000           7,140,000
  1,710,000    Florida HFA, MFHR Bonds, South
               Trust Alabama, LOC                     3.25     6/1/07              0           1,710,000           1,710,000
  1,600,000    Hillsborough County, FL, IDA, Port
               Facilities RV, Seaboard System
               Railroad, Inc. Project, National
               Bank Detroit, LOC                      3.25   10/15/99              0           1,600,000           1,600,000
  1,000,000    Indian River FL CP                     3.60     1/7/99      1,000,000                   0           1,000,000
 18,900,000    Laurel Club Certificate Trust,
               COP, Series A, Swiss Bank, LOC         3.30     6/1/25              0          18,900,000          18,900,000
  3,500,000    Palm Beach FL CP                       3.40    12/3/98      3,500,000                   0           3,500,000
                                                                        $  5,000,000      $   39,470,000      $   44,470,000
               GEORGIA
$ 2,695,000    Fulton County, GA, IDR Bonds, GTD
               by ADP                                 3.25%    9/1/12   $          0      $    2,695,000      $    2,695,000
    700,000    Georgia Municipal Gas Authority
               Revenue                                3.05    11/1/06        700,000                   0             700,000
  3,995,000    Georgia Municipal Gas CP               3.35    12/1/98      3,995,000                   0           3,995,000
  1,000,000    Georgia State Municipal Electric
               Authority                              3.55     1/7/99      1,000,000                   0           1,000,000
  6,000,000    Marietta, GA, MFHR Bonds, Falls at
               Bells Ferry, Guardian Savings &
               Loan, LOC, optional put 1/15/99
               @ 100                                  3.95    1/15/09              0           6,000,717           6,000,717
                                                                        $  5,695,000      $    8,695,717      $   14,390,717
               HAWAII
$ 4,950,000    Hawaii State Department of Budget &
               Finance, Special Purpose
               Mortgage RV, Kuakini Medical
               Center Project, Bank of Hawaii,
               LOC                                    3.20%    7/1/04   $          0      $    4,950,000      $    4,950,000

               ILLINOIS
$ 1,000,000    Bedford Park, IL, IDR Bonds, CPC
               International, Inc. Project,
               GTD by Firemen's Insurance Co.         4.96%   11/1/08   $          0      $    1,000,000      $    1,000,000
  4,000,000    Chigago, IL, GO Bonds, Equipment
               Notes, Harris Trust & Savings,
               LOC, mandatory tender 12/3/98
               @100                                   3.60     1/1/06              0           4,000,000           4,000,000
  1,000,000    Chicago, IL, GO Bonds, Greater
               Chicago Metropolitan Water
               Reclamation District                   4.15    12/1/99              0           1,010,698           1,010,698
  6,135,000    Chicago, IL, GO Bonds, Morgan
               Guaranty, LOC, mandatory tender
               2/4/99 @100                            3.55    1/31/00              0           6,135,000           6,135,000
 15,000,000    Chicago, IL, GO Bonds, Series
               PT 1054                                3.30     1/1/28              0          15,000,000          15,000,000
 15,000,000    Chicago, IL, Sales Tax RV, Floating
               Rate Receipts, Series SSP-9            3.35     1/1/27              0          15,000,000          15,000,000
  3,885,000    Cook County, IL, Municipal Trust
               Receipts, Series SG-7, MBIA
               insured                                3.30   11/15/23              0           3,885,000           3,885,000
    890,000    Illinois Development Finance
               Authority, Development RV,
               North Wacker Drive                     3.75    12/1/15              0             890,000             890,000
  6,000,000    Illinois Development Finance
               Authority, MFHR Bonds, Garden
               Glen Apartments, GTD by
               Continental Casualty Co.               3.30    12/1/13              0           6,000,000           6,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
 15,000,000    Illinois Development Finance
               Authority, Pollution Control
               RV, Illinois Power Co. Project,
               Series C, ABN AMRO Bank N.V.,
               LOC, mandatory put 8/26/99 @ 100       3.00    11/1/28              0          15,000,000          15,000,000
 15,000,000    Illinois EFA RV, Cultural Pool,
               American National Bank & Trust,
               LOC                                    3.15     3/1/28              0          15,000,000          15,000,000
  2,170,000    Illinois EFA RV, Cultural Pool,
               First National Bank of Chicago,
               LOC                                    3.15    12/1/25              0           2,170,000          2,170,000
  6,400,000    Illinois EFA RV, John F. Kennedy
               Healthcare Foundation, LaSalle
               National Bank, LOC, mandatory
               put 5/11/99 @ 100                      3.60    12/1/25              0           6,400,000           6,400,000
  8,200,000    Illinois Health Facilities
               Authority RV                           3.30     4/1/07              0           8,200,000           8,200,000
 10,000,000    Illinois Health Facilities
               Authority RV, Evanston Hospital
               Corp., mandatory put 7/15/99 @ 100     3.70    8/15/30              0          10,000,000          10,000,000
  3,495,000    Illinois Health Facilities
               Authority RV, Health Care,
               Series PA 195, AMBAC insured           3.35     8/1/17              0           3,495,000           3,495,000
  6,930,000    Illinois Housing Development
               Authority RV, Homeowner
               Mortgage, Subseries D-1,
               mandatory put 6/29/99 @ 100            3.80     8/1/17              0           6,930,000           6,930,000
  3,170,000    Illinois Housing Development
               Authority RV, Homeowner
               Mortgage, Subseries E-1                3.70   12/17/98              0           3,170,000           3,170,000
  6,800,000    Lombard, IL, IDR Bonds, 2500
               Highland Avenue, Mid-America
               Federal Savings & Loan, LOC            3.60    12/1/06              0           6,800,000           6,800,000
  9,870,000    Lombard, IL, MFHR Bonds, Clover
               Creek Apartments, Continental
               Casualty Surety Bond, LOC,
               mandatory put 12/15/98 @ 100           4.00   12/15/06              0           9,870,000           9,870,000
  5,200,000    Mount Morris, IL, Housing RV,
               Brethren Home Project, La Salle
               National Bank, Chicago, LOC            3.15     6/1/27              0           5,200,000           5,200,000
 11,500,000    Oak Forest, IL, Other RV, Homewood
               Pool, First National Bank of
               Chicago, LOC                           3.15     7/1/24              0          11,500,000          11,500,000
 19,970,000    Regional Transportation Authority,
               IL, Transportation RV                  3.30     6/1/24              0          19,970,000          19,970,000
  2,000,000    South Barrington, IL, GO Bonds,
               Cook County, Harris Trust, LOC         3.15    12/1/15              0           2,000,000           2,000,000
  4,100,000    Springfield, IL, Transportation
               RV, GTD by Allied Signal               3.25   10/15/16              0           4,100,000           4,100,000
  1,500,000    Will & Kendall Counties, IL, GO
               Bonds, Community Consolidated
               SD #202, Series A, FSA insured,        6.38   12/30/98              0           1,503,137           1,503,137
  8,700,000    Will County, IL, GO Bonds, Forest
               Preservation District, AMBAC
               insured, P/R 12/1/98 @ 102             7.63    12/1/08              0           8,874,000           8,874,000
                                                                        $          0      $  193,102,835         193,102,835
               INDIANA
$ 1,000,000    Gary, IN, Environmental
               Improvement, PCR Bonds, U.S.
               Steel Group Project, Bank of
               Nova Scotia, LOC                       3.25%   7/15/02   $          0       $   1,000,000       $   1,000,000
  2,000,000    Indiana Bond Bank, Construction
               Loan RV                                4.13     8/1/99              0           2,014,614           2,014,614
 12,000,000    Indiana Health Facility  Financing
               Authority RV, St. Anthony
               Medical Center                         3.15    12/1/17              0          12,000,000          12,000,000
  2,500,000    Indiana HFFA Revenue                   3.10     1/1/22      2,500,000                   0           2,500,000
 18,200,000    Indiana Hospital Equipment
               Financing Authority RV,
               Series A, MBIA insured                 3.20    12/1/15              0          18,200,000          18,200,000
  4,865,000    Indiana State Development Financial
               Authority, Educational
               Facilities RV, Lutheran Project,
               First of America, LOC                  3.30    10/1/17              0           4,865,000           4,865,000
  8,000,000    Indiana State Educational
               Facilities Authority,
               Educational Facilities RV,
               Indiana Wesleyan University,
               NBD, LOC                               3.15     6/1/28              0           8,000,000           8,000,000
  3,600,000    Indianapolis, IN, EDA RV, Visiting
               Nurse Service Foundation, First
               of America, LOC                        3.30     3/1/13              0           3,600,000           3,600,000
                                                                        $  2,500,000      $   49,679,614      $   52,179,614
               IOWA
$ 4,600,000    Des Moines, IA, IDR Bonds, Grand
               Office Park, GTD by Principal
               Mutual Life                            3.20%    4/1/15   $          0      $    4,600,000       $   4,600,000
 10,600,000    Iowa Finance Authority RV,
               Obligation Group, FSA insured          3.25     6/1/27              0          10,600,000          10,600,000
  1,000,000    Iowa Finance Authority, SFM RV,
               Series A, FGIC insured,
               mandatory put 2/24/99 @ 100            3.65     1/1/24              0           1,000,000           1,000,000
  4,635,000    Iowa State School Cash Anticipitory
               Program, Warrants Certificates,
               Iowa School Corp., Series A, FSA
               insured                                4.50    6/25/99              0           4,656,947           4,656,947
  4,000,000    Urbandale, IA, IDR Bonds, Aurora
               Business Park Association
               Project, GTD by Principal Mutual
               Life Insurance                         3.20    10/1/15              0           4,000,000           4,000,000
  6,000,000    Urbandale, IA, IDR Bonds,
               Interstate Acres L.P. Project,
               GTD by Pricipal Mutual Life
               Insurance                              3.35    12/1/14              0           6,000,000           6,000,000
  4,605,000    Urbandale, IA, IDR Bonds, Meredith
               Drive Association Project, GTD
               by Principal Mutual Life Insurance     3.20    11/1/15              0           4,605,000           4,605,000
                                                                        $          0          35,461,947          35,461,947
               KANSAS
$ 2,660,000    Lawrence, KS, GO Notes, Series
               1998-II                                3.45%   10/1/99   $          0           2,660,000           2,660,000
  1,200,000    Prairie Village, KS, MFHR Bonds,
               J.C. Nichols Co. Project, GTD by
               Principal Mutual Life Insurance        3.20    12/1/15              0           1,200,000           1,200,000
                                                                        $          0      $    3,860,000       $   3,860,000
               KENTUCKY
$10,000,000    Jefferson County, KY, Anticipitory
               Revenue Notes, Board of
               Education, Series N                    3.66%   6/30/99   $          0      $   10,001,109      $   10,001,109
  9,100,000    Jefferson County, KY, MFHR Bonds,
               Canter Chase, First of America,
               LOC                                    3.30    12/1/26              0           9,100,000           9,100,000
  6,800,000    Kentucky Asset/Liability Community
               General Fund, Revenue Notes            3.50    11/1/99              0           6,833,316           6,833,316
  3,300,000    Kentucky Higher Education Student
               Loan Corporation                       3.20     6/1/26      3,300,000                   0           3,300,000
  7,300,000    Kentucky Infrastructure Authority,
               Revenue Notes, Series A, PNC
               Bank N.A., LOC                         3.35    6/30/00              0           7,300,000           7,300,000
  7,745,000    Kentucky State Turnpike Authority
               RV, Resource Recovery Road,
               Series 17, FSA insured                 3.45     7/1/03              0           7,745,000           7,745,000
  3,000,000    Mayfield, KY, Multi-City Lease RV,
               PNC Bank, LOC                          3.25     7/1/26              0           3,000,000           3,000,000
  2,000,000    University of Kentucky, University
               RV, Consolidated Educational
               Buildings, MBIA insured                4.50     5/1/99              0           2,006,008           2,006,008
                                                                        $  3,300,000      $   45,985,433      $   49,285,433
               LOUISIANA
$ 1,000,000    De Soto Parish LA PCR                  3.10%     7/1/18  $  1,000,000      $            0      $    1,000,000
  1,535,000    Louisana Public Facilities
               Authority, Advance Funding
               Revenue Notes, Series B,
               American International Group
               insured                                3.35   10/25/99              0           1,535,000           1,535,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  2,060,000    Louisiana Public Facilities
               Authority, Advance Funding
               Notes, School Board, Series D          4.40   12/10/98              0           2,060,279           2,060,279
  1,980,000    Louisiana Public Facilities
               Authority, Advance Funding
               Revenue Notes, Series D,
               American International Group
               insured                                3.35   10/25/99              0           1,980,000           1,980,000
  9,300,000    West Baton Rouge Parish, LA,
               Industrial District #3 RV, Dow
               Chemical Co., Series B                 3.40    12/1/16              0           9,300,000           9,300,000
                                                                        $  1,000,000      $   14,875,279      $   15,875,279
               MARYLAND
$ 2,000,000    Community Development Revenue          3.10%   6/15/26   $  2,000,000      $            0      $    2,000,000
  1,500,000    Howard County MD MFHR                  3.10    6/15/26      1,500,000                   0           1,500,000
  7,000,000    Howard County, MD, MFHR Bonds,
               Sherwood Crossing Ltd. Project,
               Guardian Savings & Loan, LOC,
               mandatory put 6/1/99 @ 100             3.85     6/1/15              0           7,000,000           7,000,000
  2,500,000    Maryland State HFFA Revenue            3.15    12/1/15      2,500,000                   0           2,500,000
  2,500,000    Maryland State Industrial
               Authority, Economic Development
               RV, Johnson Controls, Inc., LOC        3.50    12/1/03              0           2,500,000           2,500,000
                                                                        $  6,000,000      $    9,500,000      $   15,500,000
               MASSACHUSETTS
 15,500,000    Massachusetts State HFA, Housing
               RV, Series A10                         3.45%    6/1/14   $          0      $   15,500,000      $   15,500,000

               MICHIGAN
$ 5,000,000    Detroit, MI, School Aid GO Notes,
               City School District                   4.50%    7/1/99   $          0      $    5,023,797      $    5,023,797
  1,700,000    Grand Rapids MI GO                     3.05     1/1/20      1,700,000                   0           1,700,000
 11,335,000    Grand Rapids MI, Water Supply RV,
               3.45% V/R, 1/1/15                      3.45     1/1/15              0          11,335,000          11,335,000
  3,500,000    Michigan State Hospital Finance
               Authority RV, Hospital Equipment
               Loan Program, Series A, First of
               America, LOC                           3.25    12/1/23              0           3,500,000           3,500,000
  2,200,000    Michigan State Hospital Finance
               Authority RV, Hospital Equipment
               Loan Program, Series A, First of
               America, LOC                           3.25    12/1/23              0           2,200,000           2,200,000
                                                                       $   1,700,000      $   22,058,797      $   23,758,797
               MINNESOTA
$ 5,715,000    Cohasset, MN, RV, Minnesota Power &
               Light Co., Series B, ABN AMRO
               Bank N.V., LOC                         3.25%    6/1/13  $           0       $   5,715,000      $    5,715,000
  5,000,000    Crystal, MN, MFHR Bonds, Crystal
               Apartments L.P. Project                3.35     5/1/27              0           5,000,000           5,000,000
  1,000,000    Hennepin County, MN, GO Notes          4.13    12/1/99              0           1,011,081           1,011,081
  4,900,000    Mankato, MN, MFHR Bonds, Highland
               Hills Project, First Bank, LOC         3.35     5/1/27              0           4,900,000           4,900,000
  2,465,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series A                               3.67    8/20/99              0           2,465,000           2,465,000
  5,000,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series B                               3.90     3/4/99              0           5,004,307           5,004,307
  5,000,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series B                               3.63    8/27/99              0           5,000,000           5,000,000
  4,000,000    Minnesota State HFA, SFM RV, Series F  3.65     1/1/17              0           4,000,000           4,000,000
  5,000,000    Minnesota State HFA, SFM RV,
               Series G, P/R 12/1/98 @ 100            4.15     1/1/18              0           5,000,000           5,000,000
  1,705,000    St. Paul, MN, Housing &
               Redevelopment Authority,
               Commercial Development RV, Park
               Development Association Project,
               First Star Milwaukee, LOC              3.45    12/1/15              0           1,705,000           1,705,000
 15,300,000    St. Paul, MN, Housing &
               Redevelopment Authority,
               Heating  RV, St. Paul Energy
               District, remarketed 1/3/94            3.30    12/1/12              0          15,300,000          15,300,000
  1,000,000    St. Paul, MN, Port Authority IDR
               Bonds, Texas Project, Series A,
               U.S. Bank N.A., LOC                    3.30     6/1/10              0           1,000,000           1,000,000
  3,500,000    St. Paul, MN, Sewer RV, Series A,
               AMBAC insured, crossover
               refunding 12/1/98 @ 101                8.00    12/1/08              0           3,535,000           3,535,000
  2,700,000    Stillwater, MN, GO Bonds, ISD #834,
               FGIC insured, crossover
               refunding 2/1/99 @ 100                 6.75     2/1/09              0           2,713,201           2,713,201
                                                                          $        0      $   62,348,589      $   62,348,589
               MISSISSIPPI
$ 1,430,000    Shaw, MS, Urban Renewal RV,
               Phase I Redevelopment Project,
               Sunlife of America, LOC,
               mandatory put 12/28/98 @ 100           4.40%  12/28/18   $          0      $    1,430,668      $    1,430,668

               MISSOURI
$ 6,700,000    Independence, MO, IDA RV, Groves &
               Graceland Project, Series A,
               Credit Local de France, LOC            3.25%   11/1/27   $          0      $    6,700,000      $    6,700,000
  1,300,000    Kansas City, MO, IDA RV, Ewing
               Marion Kauffman, Series A              3.30     4/1/27              0           1,300,000           1,300,000
 13,975,000    Kansas City, MO, IDA, MFHR Bonds,
               Coach House II Project, GTD by
               Principal Mutual Life Insurance        3.20    12/1/15              0          13,975,000          13,975,000
  2,200,000    Kansas City, MO, IDA, MFHR Bonds,
               JC Nichols Co. Project, GTD by
               Principal Mutual Life Insurance        3.20     5/1/15              0           2,200,000           2,200,000
  1,250,000    Missouri State Health & Educational
               Facilities Authority Revenue
               Christian Health Services
               Series A                               3.05    11/1/19      1,250,000                   0           1,250,000
  5,000,000    Missouri State HEHFA Anticipation
               Notes, Series E                        4.25     4/7/99              0           5,008,890           5,008,890
    900,000    Missouri State HEHFA Anticipation
               Notes, Series H                        4.25     4/7/99              0             901,600             901,600
  8,190,000    Missouri State HEHFA RV, St.
               Francis Medical Center,
               Series A, Credit Local de
               France, LOC                            3.25     6/1/26              0           8,190,000           8,190,000
                                                                        $  1,250,000      $   38,275,490      $   39,525,490
               MONTANA
$ 7,200,000    Montana State Board of Investments,
               Municipal Finance Construction
               RV, Intercap Program                   3.60%    3/1/09   $          0            7,208,438          7,208,438
 10,000,000    Montana State Board of Investments,
               Municipal Finance Construction
               RV, Intercap Program                   3.60     3/1/18              0           10,000,000         10,000,000
                                                                        $          0           17,208,438         17,208,438
               NEBRASKA
$ 1,980,000    Nebraska Investment Financial
               Authority RV, Catholic Health
               Initiatives, Series A                  4.25%   12/1/98   $          0      $    1,980,000      $    1,980,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  1,900,000    Norfolk, NE, IDR Bonds, Supervalu
               Inc. Project, Wachovia Bank of
               Georgia, LOC                           3.30    11/1/14              0           1,900,000           1,900,000
                                                                        $          0      $    3,880,000      $    3,880,000
               NEVADA
$ 6,500,000    Clark County, NV, GO Bonds, FGIC
               insured                                6.90%    9/1/99   $          0      $    6,679,391      $    6,679,391
  3,775,000    Henderson, NV, Health Care
               Facilities RV, PT 134, AMBAC
               insured                                3.35     7/1/20              0           3,775,000           3,775,000
  5,000,000    Nevada State Trust Receipts, GO
               Bonds, Series 36 D                     3.45    11/1/25              0           5,000,000           5,000,000
                                                                        $          0      $   15,454,391      $   15,454,391
               NEW JERSEY
$ 9,800,000    Hudson County, NJ, COP,
               Correctional Facilities, BIG
               insured, P/R 12/1/98 @ 102             7.60%   12/1/21   $          0      $    9,996,000      $    9,996,000
  2,400,000    New Jersey State Educational
               Facilities Authority RV, Series
               SG 48, MBIA insured                    3.25     7/1/26              0           2,400,000           2,400,000
                                                                        $          0      $   12,396,000      $   12,396,000
               NEW MEXICO
$ 2,500,000    Bloomfield, NM, GO Bonds, Series A,
               La Salle National Bank, LOC            3.35%  11/15/10   $          0      $    2,500,000      $    2,500,000
  2,760,000    Espanola, NM, Health Care RV,
               Series A, La Salle National
               Bank, LOC                              3.35   11/15/10              0           2,760,000           2,760,000
  7,995,000    Farmington, NM, PCR RV                 3.35    12/1/16              0           7,995,000           7,995,000
  1,000,000    New Mexico State Severance Tax RV,
               Series B                               5.00    7/1/99               0           1,007,475           1,007,475
  1,735,000    Silver City, NM, GO Bonds, Series
               A, La Salle National Bank, LOC         3.35   11/15/10              0           1,735,000           1,735,000
                                                                       $           0       $  15,997,475      $   15,997,475
               NEW YORK
$ 9,700,000    Allegany-Limestone, NY, GO Bonds,
               Century SD                             4.00%   1/29/99  $           0       $   9,704,672      $    9,704,672
 16,235,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/11              0          16,235,000          16,235,000
 11,340,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/12              0          11,340,000          11,340,000
  8,600,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/13              0           8,600,000           8,600,000
  3,500,000    New York NY GO                         2.95    2/15/26      3,500,000                   0           3,500,000
  1,500,000    New York NY GO                         2.90    2/15/26      1,500,000                   0           1,500,000
  1,000,000    New York NY GO                         2.90   11/15/19      1,000,000                   0           1,000,000
  6,995,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30    5/15/15              0           6,995,000           6,995,000
  8,425,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30    2/15/28              0           8,425,000           8,425,000
 11,335,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30     8/1/32              0          11,335,000          11,335,000
 12,050,000    New York State Dormitory Authority
               RV, Floater Trusts, AMBAC insured      3.40     7/1/25              0          12,050,000          12,050,000
  5,200,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC1B                       3.20    2/15/08              0           5,200,000           5,200,000
  3,900,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC2A                       3.20     2/1/06              0           3,900,000           3,900,000
  3,900,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC2B                       3.20     2/1/07              0           3,900,000           3,900,000
  3,000,000    New York State Government Assistance   2.95     4/1/23      3,000,000                   0           3,000,000
  2,500,000    New York State Local Government
               Assistance Corp., RV, Series SG
               99, AMBAC insured                      3.30     4/1/11              0           2,500,000           2,500,000
  3,130,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV                         3.30    2/15/27              0           3,130,000           3,130,000
  6,620,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, FHA insured,
               mandatory put 12/3/98 @ 100            3.90    2/15/05              0           6,620,000           6,620,000
  6,545,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, FHA insured,
               mandatory put 12/3/98 @ 100            3.90    2/15/05              0           6,545,000           6,545,000
  8,960,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, mandatory put
               12/3/98 @100                           3.90     2/1/13              0           8,960,000           8,960,000
  9,995,000    New York State, Development RV,
               Urban Development Corp., Series
               PT 147, Hypo Bayersche Bank, LOC       3.30     7/1/16              0           9,995,000           9,995,000
 60,000,000    New York, NY, Series A78               2.90    4/13/99              0          60,000,000          60,000,000
  3,895,000    New York, NY, Series PA 278            3.40     8/1/12              0           3,895,000           3,895,000
 11,985,000    New York, NY, Series PT 1038           3.35     8/1/16              0          11,985,000          11,985,000
  1,000,000    Suffolk County NY IDA                  2.70     2/1/07      1,000,000                   0           1,000,000
  3,325,000    Triborough Bridge & Tunnel
               Authority, NY, Transportation
               RV, PA 200                             3.30     1/1/12              0           3,325,000           3,325,000
                                                                        $ 10,000,000      $  214,639,672      $  224,639,672
               NORTH CAROLINA
$   600,000    North Carolina CP                      3.60%    1/4/99   $    600,000      $            0           $ 600,000
  2,000,000    North Carolina CP                      3.35    12/1/98      2,000,000                   0           2,000,000
    250,000    North Carolina CP                      3.15     6/1/22        250,000                   0             250,000
  3,000,000    Person County, NC, Industrial
               Facilities & Pollution Control
               Financing Authority, PCR Bonds,
               GTD by Carolina Power & Light Co.      3.25    11/1/19              0           3,000,000           3,000,000
  2,000,000    Wake County GO                         3.25     9/1/15      2,000,000                   0           2,000,000
                                                                        $  4,850,000      $    3,000,000       $   7,850,000
               NORTH DAKOTA
$ 1,500,000    Bismarck, ND, IDR Bonds, Supervalu
               Inc. Project, Wachovia Bank &
               Trust, LOC                             3.30%    4/1/09   $          0      $    1,500,000       $   1,500,000

               OHIO
$ 6,700,000    Cincinnati, OH, GO Notes               4.38%   12/1/99              0           6,791,940           6,791,940
  1,650,000    Erie County, OH, GO Bonds              4.25     6/1/99              0           1,653,957           1,653,957
  1,000,000    Franklin County, OH, Convention
               Facilities Authority Tax &
               Lease RV                               6.70    12/1/99              0           1,036,649           1,036,649
  5,200,000    Hamilton County, OH, IDR Bonds,
               Community Urban Redevelopment
               Project, National Westminster,
               LOC                                    3.15   10/15/12              0           5,200,000           5,200,000
  1,000,000    Ohio State Air Quality Control CP      3.55     1/7/99      1,000,000                   0           1,000,000
 10,000,000    Ohio State Water Development
               Authority, PCR Bonds, First
               National Bank of Chicago, LOC,
               mandatory put 1/29/99 @ 100            3.20    10/1/28              0          10,000,000          10,000,000
  4,400,000    Wooster, OH, IDR Bonds, Allen Group
               Inc., NBD, LOC                         3.40    12/1/10              0           4,400,000           4,400,000
  1,000,000    Worthington, OH, GO Bonds, City SD,
               FGIC insured                           3.65    12/1/98              0           1,000,000           1,000,000
                                                                        $  1,000,000      $   30,082,546      $   31,082,546

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
               OKLAHOMA

$ 2,615,000    Oklahoma County, OK, Finance
               Authority, IDR Bonds, Perrine
               Office Project, FGIC insured           3.20%   12/1/14   $          0      $    2,615,000      $    2,615,000
  2,625,000    Oklahoma County, OK, IDR Bonds,
               Carbon Office, FGIC insured            3.20    12/1/14              0           2,625,000           2,625,000
                                                                        $          0           5,240,000           5,240,000
               OREGON
$ 9,350,000    Klamath Falls, OR, Electric RV,
               Salt Caves Hydroelectric,
               mandatory put 5/3/99 @ 100             3.80%    5/1/23   $          0      $    9,355,565      $    9,355,565
  1,225,000    Multnomah County OR COP                6.50   12/15/98      1,225,502                   0           1,225,502
  1,000,000    Multnomah County OR School
               District #1J                           6.60   12/15/98      1,000,397                   0           1,000,397
  7,100,000    Oregon State HEHFA RV, Quatama
               Crossing Housing Project, U.S.
               Bank N.A., LOC                         3.10     1/1/31              0           7,100,000           7,100,000
                                                                        $  2,225,899      $   16,455,565      $   18,681,464
               PENNSYLVANIA
$11,600,000    Allegheny County, PA, IDR Bonds,
               Longwood at Oakmont Inc.,
               Dresdner Bank AG, LOC                  3.25%    7/1/27  $           0      $    11,600,000     $   11,600,000
  9,000,000    Allegheny County, PA, PCR Bonds        3.30    1/22/99              0            9,000,000          9,000,000
  1,000,000    Berks County, PA, IDR Bonds, GTD by
               CNA Insurance                          3.25     7/1/16              0           1,000,000           1,000,000
  1,100,000    Butler County, PA, IDA, PCR Bonds,
               Pennzoil Co. Project, Mellon
               Bank, LOC                              3.45    12/1/12              0           1,100,000           1,100,000
  5,245,000    Chartiers Valley, PA, Industrial &
               Commercial Development
               Authority, IDR Bonds, GTD by
               ADP, Inc.                              4.30   11/15/17              0           5,245,000           5,245,000
 28,400,000    Harrisburg, PA, Authority RV,
               Adjusted PA Pool Financing Fund        3.30     7/1/21              0          28,400,000          28,400,000
  2,590,000    Pennsylvania Intergovernmental
               Cooperative Authority, Special
               Tax RV, MBIA insured                   3.25    6/15/23              0           2,590,000           2,590,000
  5,500,000    Quakertown, PA, Health Care RV,
               Hospital Group Pooled Financing,
               PNC Bank, LOC                          3.25     7/1/05              0           5,500,000           5,500,000
  4,100,000    Quakertown, PA, Health Care RV,
               Hospital Group Pooled Financing,
               Series A, PNC Bank, LOC                3.25     7/1/26              0           4,100,000           4,100,000
                                                                        $          0      $   68,535,000      $   68,535,000
               PUERTO RICO
$ 2,000,000    Puerto Rico Highway                    2.75%    7/1/28   $  2,000,000      $            0      $    2,000,000

               SOUTH CAROLINA
$20,700,000    Piedmont, SC, Municipal Power
               Agency Electric RV, Series B,
               MBIA insured                           3.10%    1/1/19   $          0      $   20,700,000      $   20,700,000
  1,500,000    South Carolina Educational Revenue     3.10    10/1/26      1,500,000                   0           1,500,000
  4,485,000    South Carolina Housing Finance &
               Development Authority, Mortgage
               RV, Series A, mandatory put
               7/1/99 @ 100                           3.65     7/1/32              0           4,485,000           4,485,000
    400,000    South Carolina Jobs                    3.15    11/1/25        400,000                   0             400,000
  2,000,000    South Carolina State GO Bonds          6.40     2/1/99              0           2,011,188           2,011,188
  2,865,000    South Carolina State Public Service
               Authority Revenue                      4.00     1/1/99      2,865,918                   0           2,865,918
  8,355,000    South Carolina State Public Service
               Authority RV, Series SG-2, MBIA
               insured                                3.30     7/1/21              0           8,355,000           8,355,000
  5,855,000    South Carolina State Public Service
               Authority, Utilities RV, FGIC
               insured                                3.30     1/1/23              0           5,855,000           5,855,000
  1,000,000    York County, SC, PCR Bonds, CFC
               insured                                3.55    8/15/14              0           1,000,000           1,000,000
                                                                        $  4,765,918      $   42,406,188      $   47,172,106
               TENNESSEE
$ 1,200,000    Memphis TN GO                          3.30%    8/1/07   $  1,200,000      $            0      $    1,200,000
  2,235,000    Memphis, TN, Capital Outlay GO Notes   5.50     7/1/99              0           2,258,572           2,258,572
  1,600,000    Metro Nashville TN GO                  3.20     9/1/06      1,600,000                   0           1,600,000
  1,095,000    Shelby County, TN, GO Bonds, ETM,
               USG COLL                               6.00     3/1/99              0           1,101,059           1,101,059
                                                                        $  2,800,000      $    3,359,631      $    6,159,631
               TEXAS
$ 1,100,000    Bexar County, TX, MFHR Bonds,
               Creightons Mill Development
               Project, Series A, GTD by New
               England Mutual Life Insurance Co.      3.25%    8/1/06   $          0      $    1,100,000      $    1,100,000
  4,950,000    Bexar County, TX, MFHR Bonds, Park
               Hill Development Project, Series
               B, GTD by New England Mutual
               Life Insurance Co.                     3.25     6/1/05              0           4,950,000           4,950,000
    500,000    Brazos River TX Authority              3.45     3/1/26        500,000                   0             500,000
  2,500,000    Brazos River TX Higher Education AMT   3.15     6/1/23      2,500,000                   0           2,500,000
  1,000,000    Gulf Coast TX CP                       3.50    12/9/98      1,000,000                   0           1,000,000
  3,500,000    Gulf Coast TX CP                       3.50    12/9/98      3,500,000                   0           3,500,000
 15,000,000    Harris County, TX, Health Care
               Facilities RV, mandatory put
               12/1/98 @ 100                          3.60    12/1/25              0          15,000,000          15,000,000
  5,290,000    Harris County, TX, Housing Finance
               Corp., MFHR Bonds, Arbor II Ltd.
               Project, Guardian Savings &
               Loan, LOC, 3.05% V/R, 10/1/05,
               optional PUT 1/15/99 @ 100             3.05    10/1/05              0           5,290,000           5,290,000
  3,770,000    Houston, TX, Water & Sewer Systems
               RV, Municipal Trust Receipts,
               Series SG 120, FGIC insured            3.30    12/1/23              0           3,770,000           3,770,000
  3,300,000    Sabine River TX AMT                    3.35     3/1/26      3,300,000                   0           3,300,000
  1,000,000    Sabine River, TX, IDA RV, CFC
               insured                                3.55    8/15/14              0           1,000,000           1,000,000
  8,155,000    Tarrant County, TX, Housing Finance
               Corp., MFHR Bonds, Bear Creek
               Apartments Inc., KBC Bank N.V.,
               LOC                                    3.20    11/1/07              0           8,155,000           8,155,000
    920,000    Tarrant County, TX, MFHR Bonds,
               SF Apartments Project, Suntrust
               Bank, LOC                              3.20    11/1/17              0             920,000             920,000
 10,000,000    Texas Municipal Gas Corp., Gas
               Reserve RV, FSA insured                3.15    1/15/23              0          10,000,000          10,000,000
  2,420,000    Texas Municipal Power Agency, Power
               RV, FGIC insured, USG COLL, P/R
               9/1/99 @ 102                           7.00     9/1/02              0           2,534,110           2,534,110
  3,000,000    Texas State Department of Housing
               and Community Affairs, SFM RV,
               Series PT 136, MBIA insured            3.35     3/1/17              0           3,000,000           3,000,000
 10,000,000    Texas State GO Notes, Series A55,
               GTD by National Westminster Bank       3.70    8/31/99              0          10,000,000          10,000,000
                                                                       $  10,800,000      $   65,719,110      $   76,519,110
               UTAH
$ 4,240,000    Davis County, UT, MFHR Bonds, Fox
               Creek Apartments, Series A             3.25%   7/15/27  $           0      $    4,240,000      $    4,240,000
  3,140,000    Jordan, UT, SD GO Bonds, GTD by
               School Board                           5.00    6/15/99              0           3,174,063           3,174,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  2,500,000    Utah State CP                          3.35    12/9/98      2,500,000                  0            2,500,000
                                                                        $  2,500,000      $   7,414,063       $    9,914,063
               VIRGINIA
$12,500,000    Harrisonburg, VA, MFHR Bonds,
               Rolling Brook Village
               Apartments, Series A, Guardian
               Savings & Loan, LOC, mandatory
               put 2/1/99 @ 100                       3.70%    2/1/26   $          0      $   12,500,000      $   12,500,000
  3,500,000    Virginia College                       3.45     1/1/31      3,500,000                   0           3,500,000
  2,000,000    Virginia State Public School
               Authority, School Finance RV           4.25     8/1/99              0           2,016,249           2,016,249
                                                                        $  3,500,000      $   14,516,249      $   18,016,249
               WASHINGTON
$ 5,800,000    Port Seattle, WA, IDR Bonds, Sysco
               Food Services Project                  3.25%   11/1/25   $          0      $    5,800,000      $    5,800,000
  2,500,000    Seattle, WA, IDR Bonds, Longview
               Fibre Co.                              3.30     1/1/03              0           2,500,000           2,500,000
    815,000    Washington State GO                    5.75     7/1/99        824,662                   0             824,662
  3,380,000    Washington State Health Care
               Facilities Authority RV,
               Catholic Health Initiatives,
               Series B, MBIA insured                 4.25    12/1/98              0           3,380,000           3,380,000
  2,205,000    Washington State Health Care
               Facilities Authority RV,
               Children's Hospital & Regional
               Medical Center, FSA insured            4.00    10/1/99              0           2,222,936           2,222,936
  3,315,000    Washington State HFA, Community
               Nonprofit Housing RV, Crista
               Ministries, U.S. Bank N.A., LOC        3.20     7/1/11              0           3,315,000           3,315,000
  7,900,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #1, Series CMC2                3.30     7/1/07              0           7,900,000           7,900,000
  9,900,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #2, AMBAC insured              3.30     7/1/07              0           9,900,000           9,900,000
  4,635,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #3, BIG insured, COLL,
               P/R 7/1/99 @ 100                       6.00     7/1/18              0           4,710,794           4,710,794
  1,000,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #3, Series 13, MBIA insured    3.30     7/1/15              0           1,000,000           1,000,000
                                                                        $    824,662      $   40,728,730      $   41,553,392
               WISCONSIN
$ 1,000,000    Beloit & Rock Counties, WI, IDR
               Bonds, GTD by CPC International        5.12%    4/1/19   $          0      $    1,000,000      $    1,000,000
  1,405,000    Johnson Controls, Inc., Other RV,
               Grantor Trust, Wachovia Corp.,
               LOC                                    4.40    10/1/01              0           1,405,000           1,405,000
  2,500,000    Kenosha, WI, TRAN                      4.00    6/30/99              0           2,504,885           2,504,885
  6,535,000    Kenosha, WI, TRAN, SD #1               3.38    9/28/99              0           6,535,000           6,535,000
  1,060,000    Milwaukee, WI, IDR Bonds, Longview
               Fibre Co. Project                      3.30     1/1/03              0           1,060,000           1,060,000
 12,000,000    Oshkosh, WI, Area SD TRAN              4.00    8/24/99              0          12,038,373          12,038,373
 10,000,000    Racine, WI, United SD TRAN             4.00     7/7/99              0          10,024,904          10,024,904
 10,000,000    Wausau, WI, IDR Bonds, Joint
               Venture Partnership, U.S. Bank
               N.A., LOC                              3.10    10/1/02              0          10,000,000          10,000,000
  7,100,000    Wisconsin State HEHFA RV, Alverno
               College Project, Allied Irish
               Bank, LOC                              3.30    11/1/17              0           7,100,000           7,100,000
  3,475,000    Wisconsin State HEHFA RV, Series
               PA 183, MBIA Insured                   3.30    8/15/98              0           3,475,000           3,475,000
                                                                        $          0      $   55,143,162      $   55,143,162
               WYOMING
$ 1,000,000    Green River, WY, PCR Bonds, Allied
               Corp. Project, GTD by Allied
               Signal Corp.                           3.30%   12/1/12   $          0      $    1,000,000      $    1,000,000
  4,260,000    Uinta County WY PCR                    3.25    8/15/20      4,260,000                   0           4,260,000
                                                                        $  4,260,000      $    1,000,000      $    5,260,000
               SHORT-TERM INSTRUMENTS
 29,613,524    Federated Tax-Free Obligations Fund                      $          0      $   29,613,524      $   29,613,524
 17,000,000    Fidelity Tax Exempt Money Market
               Fund                                                                0          17,000,000          17,000,000
    514,778    Provident Municipal Fund                                            0             514,778             514,778
                                                                        $          0      $   47,128,302      $   47,128,302
               COMMERCIAL PAPER
 13,600,000    City of Austin TX CP                                     $          0      $   13,600,000      $   13,600,000
 14,200,000    Hospital Board FL CP                                                0          14,200,000          14,200,000
                                                                        $          0      $   27,800,000      $   27,800,000

               INVESTMENTS IN SECURITIES PRIOR
               TO PRO FORMA ADJUSTMENTS                                 $ 90,560,966      $1,316,241,190      $1,406,802,156

PRO FORMA ADJUSTMENTS

               To Securities at Market Value                            $(58,706,367)     $  (42,261,328)(d)  $ (100,967,695)
               TOTAL INVESTMENTS IN SECURITIES                          $ 31,854,599      $1,273,979,862      $1,305,834,461

           (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
           (b) See historical financial statements
               and footnotes thereto of each of the Funds regarding valuation of securities.
           (c) The Institutional Class shares
               of the Stagecoach National Tax-Free Money Market Fund comprise 35.2% of the Fund. (d) The Institutional Class shares of the Norwest Advantage Municipal Money Market Fund comprise 96.8% of the Fund.
           (d) The Institutional Class shares
               of the Norwest Advantage Municipal Money Market Fund comprise 96.8% of the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                       NORWEST           STAGECOACH
                                                      ADVANTAGE        TREASURY PLUS
                                                    TREASURY PLUS       MONEY MARKET        PRO FORMA                PRO FORMA
                                                         FUND               FUND          ADJUSTMENTS (b)            COMBINED
                                                    ----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)   $      9,874     $ 2,223,029,863     $(1,117,084,974)       $ 1,105,954,763
   Cash                                                         0           2,120,597          (1,065,612)             1,054,985
Receivables:
   Dividends and Interest                                   1,018           7,722,392          (3,880,545)             3,842,865
   Investment securities sold                          33,415,244                   0                                 33,415,244
Organization expenses, net of amortization                      0              46,410             (23,321)                23,089
Prepaid expenses                                                0              35,180             (17,679)                17,501
TOTAL ASSETS                                           33,426,136       2,232,954,442                              1,144,308,447
LIABILITIES
Payables:
   Distribution to shareholders                            21,752           7,459,495          (3,748,438)             3,732,809
   Due to distributor                                                         263,348            (132,334)               131,014
   Due to advisor                                             381             738,029            (370,864)               367,546
   Other                                                    4,900             295,693            (148,587)               152,006
TOTAL LIABILITIES                                          27,033           8,756,565                                  4,383,375
TOTAL NET ASSETS                                     $ 33,399,103     $ 2,224,197,877                            $ 1,139,925,072
Net assets consist of:
   Paid-in capital                                   $ 33,398,649     $ 2,224,193,644     $(1,117,669,781)       $ 1,139,922,512
   Undistributed net realized gain (loss)
     on investments                                           454               4,233              (2,127)                 2,560
TOTAL NET ASSETS                                     $ 33,399,103     $ 2,224,197,877                            $ 1,139,925,072
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net Assets - Administrative Class                                     $   110,453,559     $  (110,453,559) (c)
Shares outstanding - Administrative Class                                 110,438,900        (110,438,900) (c)
Net asset value and offering price per
  share - Administrative Class                                        $          1.00
Net Assets - Institutional Class                                      $   513,211,631                            $   513,211,631
Shares outstanding - Institutional Class                                  513,347,732                                513,347,732
Net asset value and offering price per
  share - Institutional Class                                         $          1.00                            $          1.00
Net Assets - Service Class                           $ 33,399,103     $   482,860,779     $   110,453,559 (c)    $   626,713,441
Shares outstanding - Service Class                     33,398,649         482,877,097         110,438,900 (c)        626,714,646
Net asset value and offering price per
  share - Service Class                              $       1.00     $          1.00                            $          1.00

INVESTMENT AT COST                                   $      9,874     $ 2,223,029,863     $(1,117,084,974)       $ 1,105,954,763
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                         NORWEST           STAGECOACH
                                                        ADVANTAGE        TREASURY PLUS
                                                      TREASURY PLUS       MONEY MARKET            PRO FORMA           PRO FORMA
                                                         FUND (f)            FUND (a)           ADJUSTMENTS (b)        COMBINED
                                                      ---------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                               $ 219,687        $ 118,223,832                             $ 118,443,519
TOTAL INVESTMENT INCOME                                    219,687          118,223,832                               118,443,519

EXPENSES
  Advisory fees                                              8,883            5,454,458         (4,364,975) (d)         1,098,366
  Administration fees                                        4,442            1,489,801            153,306  (d)         1,647,549
  Custody fees                                                 888              364,362           (145,577) (d)           219,673
  Shareholder serv fees                                          0            4,262,498         (2,778,135) (d)         1,484,363
  Portfolio accounting fees                                 16,419              497,853           (434,272) (d)            80,000
  Transfer agency fees                                      11,104            1,659,314         (1,621,688) (d)            48,730
  Distribution fees                                              0              100,013           (100,013) (d)                 0
  Organization costs                                             0               25,215                  0                 25,215
  Legal and audit fees                                       8,022              162,302           (103,749) (d)            66,575
  Registration fees                                          1,925              239,262                  0                241,187
  Directors' fees                                               32                3,817              2,580  (d)             6,429
  Shareholder reports                                            5               56,515            (31,211) (d)            25,309
  Other                                                        414               96,933            (51,186) (d)            46,161
TOTAL EXPENSES                                              52,134           14,412,343                                 4,989,557
Less:
    Waived fees and reimbursed expenses fees               (29,926)          (3,479,164)         2,512,313  (e)          (996,777)
NET EXPENSES                                                22,208           10,933,179                                 3,992,780
NET INVESTMENT INCOME (LOSS)                               197,479          107,290,653                               114,450,739

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments              454              126,995                                   127,449
  Net change in unrealized appreciation
    (depreciation) of investments                                                (7,757)                                   (7,757)
NET GAIN (LOSS) ON INVESTMENTS                                 454              119,238                                   119,692
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                               $ 197,933        $ 107,409,891                             $ 114,570,431
----------------------------------------------------------------------------------------------------------------------------------

 * The Administrative, Institutional, and Service Classes of the Stagecoach Treasury Plus Money Market Fund and Servic eClass of the Norwest Advantage Treasury Plus Fund are meerging to form the Wells Fargo Treasury Plus Institutional Money Market Fund, historical accounting data from the Stagecoach Treasury Plus Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach Treasury Plus Money Market Fund which merged with the Overland U.S. Treasury Money Market Fund on December 12, 1997.
(b) The Administrative Class, Institutional Class, and Service Class shares of the StagecoachTreasury Plus Money Market Fund comprise 49.7% of the Fund's net assets. The remaining 50.3% of the Funds net assets represent
     Class A and Class E share of the Stagecoach Treasury Plus Money Market Fund. Such Class A and Class E shares will be exchanged for respective shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Class A and Class E shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(f)  This Fund commenced operations on July 6, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH TREASURY PLUS MONEY MARKET FUND AND NORWEST ADVANTAGE TREASURY PLUS FUND(a)

                                                                                                     NORWEST
                                                                                   STAGECOACH       ADVANTAGE
(UNAUDITED)              NOVEMBER 30, 1998                                        TREASURY PLUS   TREASURY PLUS   PRO FORMA
                                                          INTEREST   MATURITY   MONEY MARKET FUND     FUND         COMBINED
  PRINCIPAL              SECURITY DESCRIPTION               RATE       DATE        VALUE(b)(c)       VALUE(b)     VALUE (b)
                         U.S. TREASURY SECURITIES
                         U.S. TREASURY NOTES
$       30,000,000       U.S. Treasury Notes               5.88%     8/31/99      $    30,154,264    $    0    $    30,154,264
        44,640,000       U.S. Treasury Notes               6.38      1/15/99           44,694,071         0         44,694,071
        25,000,000       U.S. Treasury Notes               7.00      4/15/99           25,135,029         0         25,135,029
        60,000,000       U.S. Treasury Notes               6.38      7/15/99           60,347,854         0         60,347,854
        84,635,000       U.S. Treasury Notes               6.50      4/30/99           84,964,301         0         84,964,301
        50,000,000       U.S. Treasury Notes               6.75      6/30/99           50,592,635         0         50,592,635
        49,775,000       U.S. Treasury Notes               6.25      3/31/99           49,896,205         0         49,896,205
        69,300,000       U.S. Treasury Notes               6.38      4/30/99           69,524,413         0         69,524,413
        60,000,000       U.S. Treasury Notes               6.00      6/30/99           60,557,361         0         60,557,361
                                                                                  $   475,866,133    $    0    $   475,866,133
                         U.S. TREASURY BILLS
$      100,000,000       U.S. Treasury Bills               4.38%     2/11/99      $    99,120,000    $    0         99,120,000
        50,000,000       U.S. Treasury Bills               4.51      5/27/99           48,909,729         0         48,909,729
                                                                                  $   148,029,729    $    0    $   148,029,729
                         TOTAL U.S. TREASURY SECURITIES                           $   623,895,862    $    0    $   623,895,862

                         REPURCHASE AGREEMENTS
                         NationsBanc Montgomery
                          Securities, Inc.,to
$            9,874        be repurchased at $9,875         5.30%     12/1/98      $             0    $9,874    $         9,874
                         Goldman Sachs Pooled Repurchase
                          Agreement - 102% Collateralized
       316,178,000        by U.S. Government Securities    5.25      12/1/98          316,178,000         0        316,178,000
                         HSBC Securities Incorporated
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       443,968,000        Government Securities            5.15      12/1/98          443,968,000         0        443,968,000
                         JP Morgan Securities Incorporated
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       397,323,000        Government Securities            5.15      12/1/98          397,323,000         0        397,323,000
                         Morgan Stanley & Company
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       441,665,000        Government Securities            5.23      12/1/98          441,665,000         0        441,665,000
                                                                                  $ 1,599,134,000    $9,874    $ 1,599,143,874
                         INVESTMENTS IN SECURITIES PRIOR TO
                          PRO FORMA ADJUSTMENTS                                   $ 2,223,029,862    $9,874    $ 2,223,039,736

PRO FORMA ADJUSTMENTS (c)
                         To Securities at Market Value                            $(1,117,084,973)   $    0    $(1,117,084,973)
                         TOTAL INVESTMENTS IN SECURITIES                          $ 1,105,944,889    $9,874    $ 1,105,954,763

                     (a) Due to different investment objectives, certain of
                         these securities may be sold by the Investment Manager once the Funds are Merged.
                     (b) See historical financial statements and footnotes
                         thereto of each of the Funds regarding valuation of securities.
                     (c) The Administrative Class, Institutional Class and
                         Service Class shares of the Treasury Plus Money Market Fund comprise 49.7% of the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                         STAGECOACH
                                                         GOVERNMENT              NORWEST
                                                        MONEY MARKET          ADVANTAGE U.S.     PRO FORMA         PRO FORMA
                                                            FUND             GOVERNMENT FUND     ADJUSTMENTS        COMBINED
                                                        -------------------------------------------------------------------------
ASSETS
INVESTMENTS:
          In securities, at market value
            (see cost below)                            $ 69,854,936          $ 2,633,930,266                     $ 2,703,785,202
          Cash                                                74,290                        0                              74,290
Receivables:
          Dividends and Interest                             266,506               10,097,194                          10,363,700
Prepaid expenses                                               1,115                        0                               1,115
TOTAL ASSETS                                              70,196,847            2,644,027,460                       2,714,224,307
LIABILITIES
Payables:
          Cash overdraft due to custodian                          0               10,379,140                          10,379,140
          Distribution to shareholders                       244,567                9,594,614                           9,839,181
          Due to distributor                                  50,079                  286,065                             336,144
          Due to advisor                                      15,153                  937,970                             953,123
          Other                                               41,391                    5,216                              46,607
TOTAL LIABILITIES                                            351,190               21,203,005                          21,554,195
TOTAL NET ASSETS                                        $ 69,845,657          $ 2,622,824,455                     $ 2,692,670,112
Net assets consist of:
          Paid-in capital                               $ 69,845,477          $ 2,622,876,720                     $ 2,692,722,197
          Undistributed net investment income (loss)               0                  (56,270)                            (56,270)
          Undistributed net realized gain (loss)
            on investments                                       180                    4,005                               4,185
TOTAL NET ASSETS                                        $ 69,845,657          $ 2,622,824,455                     $ 2,692,670,112
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE

Net assets - Class A                                    $ 69,845,657                                              $    69,845,657
Shares outstanding - Class A                              69,846,691                                                   69,846,691
Net asset value and offering price per
  share - Class A                                       $       1.00                                              $          1.00
Net assets - Service Class                                                    $ 2,622,824,455                     $ 2,622,824,455
Shares outstanding - Service Class                                              2,622,920,232                       2,622,920,232
Net assets value and offering price per
  share - Service Class                                                       $          1.00                     $          1.00

INVESTMENT AT COST                                      $ 69,854,936          $ 2,633,930,266                     $ 2,703,785,202
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                          STAGECOACH
                                                          GOVERNMENT           NORWEST
                                                         MONEY MARKET       ADVANTAGE U.S.        PRO FORMA          PRO FORMA
                                                             FUND          GOVERNMENT FUND        ADJUSTMENTS         COMBINED
                                                         ------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                               $ 3,875,036         $ 138,210,049                         $ 142,085,085
TOTAL INVESTMENT INCOME                                    3,875,036           138,210,049                           142,085,085

EXPENSES
  Advisory fees                                              175,686             3,414,336        5,447,213 (a)        9,037,235
  Administration fees                                         47,889             2,511,944        1,313,268 (a)        3,873,101
  Custody fees                                                11,736               266,194          238,483 (a)          516,413
  Shareholder serv fees                                      175,686                     0             (382)(a)          175,304
  Portfolio accounting fees                                   68,122                68,500          (56,622)(a)           80,000
  Transfer agency fees                                        70,274             6,279,865       (6,189,209)(a)          160,930
  Distribution fees                                           14,902                     0          (14,902)(a)
  Legal & audit fees                                          33,315                55,522          (22,209)(a)           66,628
  Registration fees                                           33,216               158,112                0              191,328
  Directors' fees                                              3,853                33,186          (30,610)(a)            6,429
  Shareholder reports                                         29,525                85,390          (11,491)(a)          103,424
  Other                                                        9,439                68,009           (3,872)(a)           73,576
TOTAL EXPENSES                                               673,643            12,941,058                            14,284,367
Less:
    Waived fees and reimbursed expenses fees                (147,503)             (298,369)        (752,855)(b)       (1,198,727)
NET EXPENSES                                                 526,140            12,642,689                            13,085,640
NET INVESTMENT INCOME (LOSS)                               3,348,896           125,567,360                           122,719,581

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments              5,410               260,304                               265,714
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                               $ 3,354,306         $ 125,827,664                         $ 122,985,295
---------------------------------------------------------------------------------------------------------------------------------

* The Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund are merging to form the Wells Fargo Government Money Market Fund, historical accounting data from the Norwest Advantage U.S. Government Fund will be kept.

(a) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(b) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH GOVERNMENT MONEY MARKET FUND, AND NORWEST ADVANTAGE U.S. GOVERNMENT FUND(a)

                                                                                  STAGECOACH
                                                                                  GOVERNMENT      NORWEST ADVANTAGE
(UNAUDITED)      NOVEMBER 30, 1998                                                  MONEY          U.S. GOVERNMENT     PRO FORMA
                                                          INTEREST   MATURITY    MARKET FUND            FUND           COMBINED
PRINCIPAL        SECURITY DESCRIPTION                       RATE       DATE        VALUE(b)           VALUE(b)         VALUES(b)
                 U.S. GOVERNMENT AGENCY SECURITIES
                 FFCB
$ 45,000,000     FFCB                                       5.65%     1/4/99    $          0      $   44,997,511    $   44,997,511
  16,365,000     FFCB                                       5.30      2/2/99               0          16,355,176        16,355,176
  25,000,000     FFCB                                       5.38      3/2/99               0          24,991,337        24,991,337
  12,400,000     FFCB                                       5.60      5/3/99               0          12,411,258        12,411,258
   3,000,000     FFCB                                       4.74     2/25/99       2,999,654                   0         2,999,654
                                                                                $  2,999,654      $   98,755,282    $  101,754,936
                 FHLB
 $ 5,000,000     FHLB                                       2.68*%   12/2/98    $  4,999,257      $            0    $    4,999,257
  50,000,000     FHLB                                       5.19     12/7/98               0          50,000,000        50,000,000
  25,000,000     FHLB                                       5.83    12/17/98               0          24,999,551        24,999,551
   2,000,000     FHLB                                       5.83    12/17/98       2,000,055                   0         2,000,055
  50,000,000     FHLB                                       4.94     1/22/99               0          49,643,222        49,643,222
   4,000,000     FHLB                                       4.90*    2/12/99       3,960,093                   0         3,960,093
   8,500,000     FHLB                                       5.03     2/23/99               0           8,488,699         8,488,699
   3,000,000     FHLB                                       5.57      3/9/99       2,999,984                   0         2,999,984
  17,000,000     FHLB                                       5.58     3/11/99               0          17,035,363        17,035,363
  28,250,000     FHLB                                       5.60     3/30/99               0          28,250,000        28,250,000
   3,285,000     FHLB                                       5.51      4/1/99               0           3,292,842         3,292,842
   2,000,000     FHLB                                       5.57      4/7/99       1,999,375                   0         1,999,375
  50,000,000     FHLB                                       5.03      4/9/99               0          49,991,165        49,991,165
   1,370,000     FHLB                                       5.63      4/9/99       1,369,498                   0         1,369,498
   3,000,000     FHLB                                       4.68*    4/21/99       2,945,598                   0         2,945,598
   3,650,000     FHLB                                       6.20     5/14/99               0           3,673,957         3,673,957
  12,750,000     FHLB                                       5.61     6/18/99               0          12,800,317        12,800,317
  30,000,000     FHLB                                       5.51      7/6/99               0          29,987,236        29,987,236
   2,000,000     FHLB                                       5.54     7/13/99       2,009,135                   0         2,009,135
   1,515,000     FHLB                                       5.54     7/15/99       1,520,476                   0         1,520,476
   5,000,000     FHLB                                       5.01     8/19/99       4,994,273                   0         4,994,273
  50,000,000     FHLB                                       4.84    11/12/99               0          49,972,036        49,972,036
  25,000,000     FHLB                                       4.84    11/16/99               0          24,983,221        24,983,221
                                                                                $ 28,797,744      $  353,117,609    $  381,915,353
                 FHLMC
$100,000,000     FHLMC                                      4.86%    4/21/99    $          0      $   99,977,206    $   99,977,206
  20,590,000     FHLMC                                      7.13     7/21/99               0          20,883,204        20,883,204
  35,000,000     FHLMC                                      4.96     8/27/99               0          34,963,271        34,963,271
  50,000,000     FHLMC                                      4.76    12/18/98               0          49,887,729        49,887,729
  36,450,000     FHLMC                                      5.08    12/23/98               0          36,336,843        36,336,843
  50,000,000     FHLMC                                      5.04     1/15/99               0          49,685,000        49,685,000
  35,000,000     FHLMC                                      4.80     1/22/99               0          34,757,334        34,757,334
  50,000,000     FHLMC                                      5.01     1/28/99               0          49,596,417        49,596,417
  25,000,000     FHLMC                                      5.00     1/29/99               0          24,795,139        24,795,139
  68,766,000     FHLMC                                      4.75     2/17/99               0          68,036,617        68,036,617
  50,000,000     FHLMC                                      4.94     2/22/99               0          49,431,105        49,431,105
  35,000,000     FHLMC                                      4.89      3/5/99               0          34,552,652        34,552,652
  25,000,000     FHLMC                                      4.83     3/12/99               0          24,661,230        24,661,230
  10,000,000     FHLMC                                      4.82     3/22/99               0           9,851,384         9,851,384
  10,000,000     FHLMC                                      4.82     3/26/99               0           9,846,029         9,846,029
                                                                                $          0      $  597,261,160    $  597,261,160
                 FNMA
$ 30,000,000     FNMA                                       5.25%    1/19/99    $          0      $   30,000,000    $   30,000,000
  75,000,000     FNMA                                       4.79    12/14/98               0          74,870,271        74,870,271
  30,000,000     FNMA                                       5.04      1/8/99               0          29,840,400        29,840,400
  13,641,000     FNMA                                       4.80      2/2/99               0          13,526,416        13,526,416
   9,800,000     FNMA                                       5.33     2/12/99               0           9,805,204         9,805,204
   5,000,000     FNMA                                       5.38     2/12/99               0           4,998,850         4,998,850
  10,000,000     FNMA                                       4.95     2/22/99               0           9,985,193         9,985,193
   4,000,000     FNMA                                       5.15*    2/25/99       3,950,789                   0         3,950,789
  75,000,000     FNMA                                       4.50      4/1/99               0          73,865,625        73,865,625
  50,000,000     FNMA                                       5.03      4/9/99               0          49,991,165        49,991,165
  10,000,000     FNMA                                       6.42     4/15/99               0          10,051,993        10,051,993
  16,300,000     FNMA                                       5.63      5/6/99               0          16,299,030        16,299,030
  20,000,000     FNMA                                       5.57      5/7/99               0          19,985,548        19,985,548
   5,000,000     FNMA                                       5.65      5/7/99               0           4,998,468         4,998,468
   1,300,000     FNMA                                       5.27*    5/19/99       1,268,449                   0         1,268,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH GOVERNMENT MONEY MARKET FUND, AND NORWEST ADVANTAGE U.S. GOVERNMENT FUND(a)

                                                                                  STAGECOACH
                                                                                  GOVERNMENT      NORWEST ADVANTAGE
(UNAUDITED)      NOVEMBER 30, 1998                                                  MONEY          U.S. GOVERNMENT     PRO FORMA
                                                          INTEREST   MATURITY    MARKET FUND            FUND           COMBINED
PRINCIPAL        SECURITY DESCRIPTION                       RATE       DATE        VALUE(b)           VALUE(b)         VALUES(b)
                 U.S. GOVERNMENT AGENCY SECURITIES
  50,000,000     FNMA                                       5.01     5/28/99               0          49,978,446        49,978,446
   1,300,000     FNMA                                       5.48      7/9/99       1,299,106                   0         1,299,106
   1,300,000     FNMA                                       5.39*     8/4/99       1,253,629                   0         1,253,629
  10,000,000     FNMA                                       5.47     8/16/99               0          10,047,294        10,047,294
   4,000,000     FNMA                                       5.02     8/19/99       3,997,898                   0         3,997,898
  87,500,000     FNMA                                       5.79    10/12/99               0          87,989,682        87,989,682
  25,000,000     FNMA                                       4.54      4/7/99               0          24,599,598        24,599,598
                                                                                $ 11,769,871      $  520,833,183    $  532,603,054
                 SLMA
$ 15,510,000     SLMA                                       5.58%    3/11/99    $          0      $   15,509,013    $   15,509,013
  25,000,000     SLMA                                       5.58     8/11/99               0          24,993,156        24,993,156
   7,000,000     SLMA                                       4.85     11/4/99       6,986,697                   0         6,998,667
                                                                                $  6,998,667      $   40,502,169    $   47,500,836
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES                                                     $ 50,565,936      $1,610,469,403    $1,661,035,339

                 OTHER AGENCY NOTES
$ 50,000,000     Israel Aid                                 7.13%    8/15/99    $          0      $   50,730,785    $   50,730,785
  20,200,000     State of Israel A125                       6.00     2/15/99               0          20,212,735        20,212,735
                                                                                $          0      $   70,943,520    $   70,943,520
                 CASH MANAGEMENT ACCOUNTS
$ 35,000,000     AIM Short-Term Investment
                 Government Fund                                                $          0      $   35,000,000    $   35,000,000

                 COMMERCIAL PAPER
$ 72,073,000     USA Group, Secondary Market
                 Services, SLMA LOC                         5.03%    12/2/98    $          0          72,062,930        72,062,930
  27,525,000     USA Group, Secondary Market
                 Services, SLMA LOC                         5.03     12/4/98               0          27,513,462        27,513,462
                                                                                $          0      $   99,576,392    $   99,576,392
                 REPURCHASE AGREEMENTS
$500,000,000     Bear, Stearns & Co., Inc.,
                 collateralized by U.S. Government
                 Securities                                 5.50%    12/1/98    $          0      $  500,000,000    $  500,000,000
   9,990,126     NationsBanc Montgomery Securities,
                 Inc., collateralized by U.S.
                 Government Securities                      5.30%    12/1/98               0           9,990,126         9,990,126
 195,450,825     NationsBanc Montgomery Securities,
                 Inc., collateralized by U.S.
                 Government Securities                      5.50     12/1/98               0         195,450,825       195,450,825
 123,251,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 5.25     12/1/98      10,751,000                   0       123,251,000
  50,000,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 5.19     12/1/98               0          50,000,000        50,000,000
  62,500,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 4.85     12/1/98               0          62,500,000        62,500,000
   8,538,000     JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                 5.15     12/1/98       8,538,000                   0         8,538,000
                                                                                $ 19,289,000      $  817,940,951    $  837,229,951
                 TOTAL INVESTMENTS IN SECURITIES                                $ 69,854,936      $2,633,930,266    $2,703,785,202


             (a) Due to different investment objectives, certain of these securities may be sold by the Investment Manager once the Funds are Merged.
             (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
              *  Yield to Maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

                                 WELLS FARGO FUNDS

                Notes to Pro Forma Financial Statements (Unaudited)

1.     BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities and the Statement of Operations reflect the accounts of Norwest Advantage Funds ("Advantage") and Stagecoach Funds, Inc. ("Stagecoach") for the year ended November 30, 1998. These statements have been derived from the annual and semi-annual reports of Advantage, and the underlying accounting records of Stagecoach that were utilized in calculating the daily net asset values for the year ended November 30, 1998.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities as follows:


Stagecoach Fund                           Norwest Advantage Fund                 Combined Fund
------------------------------------     ------------------------------------   --------------------------------------
Growth Fund                               ValuGrowth Stock Fund                  Growth Fund
------------------------------------     ------------------------------------   --------------------------------------
Diversified Equity                        Income Equity Fund                     Income Equity Fund
------------------------------------     ------------------------------------   --------------------------------------
Small Cap Fund
Strategic Growth Fund                     Small Company Stock Fund               Small Cap Fund
------------------------------------     ------------------------------------   --------------------------------------
                                          Income Fund
                --                        Total Return Bond Fund
                                          Performa Strategic Value Bond Fund     Income Fund
------------------------------------     ------------------------------------   --------------------------------------
U.S. Government Income Fund
U.S. Government Allocation Fund           Intermediate Government Income Fund    Intermediate Government Income Fund
------------------------------------     ------------------------------------   --------------------------------------
Short-Intermediate U.S.
 Government Income Fund                   Limited Term Government Income Fund    Limited Term Government Income Fund
------------------------------------     ------------------------------------   --------------------------------------
National Tax-Free Fund                    Tax-Free Income Fund                   Tax-Free Income Fund
------------------------------------     ------------------------------------   --------------------------------------
Prime Money Market Fund
 (Administrative, Institutional, and
 Service Classes)                         Cash Investment Fund                   Cash Investment Money Market Fund
------------------------------------     ------------------------------------   --------------------------------------
Prime Money Market Fund (Class A)         Ready Cash Fund
 Money Market Fund                         (Investor and Exchange Classes)       Prime Investment Money Market Fund
------------------------------------     ------------------------------------   --------------------------------------
National Tax-Free Money Market Fund       Municipal Money Market Market Fund     National Tax-Free Money Fund
 (Class A)                                 (Class A)                              (Class A)
------------------------------------     ------------------------------------   --------------------------------------
                                                                                 National Tax-Free Institutional Money
National Tax-Free Money Market Fund       Municipal Money Market Fund             Market Fund
 (Institutional Class)                     (Service Class)                        (Institutional and Service Classes)
------------------------------------     ------------------------------------   --------------------------------------
Treasury Plus Money Market Fund                                                  Treasury Plus Institutional Money
 (Administrative, Institutional, and      Treasury Plus Fund                      Market Fund
 Service Classes)                          (Institutional Class)                  (Institutional, and Service Classes)
------------------------------------     ------------------------------------   --------------------------------------
Government Money Market Fund              U.S. Government Fund                   Government Money Market Fund


Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma combining statements have been prepared based upon the proposed structure of the new Wells Fargo Funds (the "Funds") utilizing proposed fee data and historical data of the Stagecoach and Norwest Advantage Funds (the "Predecessor Funds").

The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Predecessor Funds.

For the year ended November 30, 1998, the pro forma adjusted investment advisory fees for the Funds are as follows:


 Fund                                             % of Average Daily Net Assets
 --------------------------------------------     -----------------------------
 Growth Fund                                                   0.75
 Income Equity Fund                                            0.75
 Small Cap Fund                                                0.90
 Income Fund                                                   0.50
 Intermediate Government Income Fund                           0.50
 Limited Term Government Income Fund                           0.50
 Tax-Free Income Fund                                          0.40
 Cash Investment Money Market Fund                             0.10
 Prime Investment Money Market Fund                            0.40
 National Tax-Free Money Market Fund                           0.25
 National Tax-Free Institutional Money Market                  0.10
 Fund
 Treasury Plus Institutional Money Market Fund                 0.10
 Government Money Market Fund                                  0.35


For the year ended November 30, 1998, the pro forma adjusted administration fees were computed based on the annual rate of 0.15% of the average daily net assets of the Funds.

The pro forma adjusted transfer agency fees for the year ended November 30, 1998, were calculated on a per shareholder account basis.

For the year ended November 30, 1998, the pro forma shareholder servicing fees were computed based on an annual rate of 0.25% for Classes A, B, C and Service, and 0.10% for the Institutional Class.

For the year ended November 30, 1998, the pro forma custody fees were computed based on an annual rate of 0.02%.

Stagecoach has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Distribution Plans for the Class B and C shares provide that the Funds may pay as reimbursement or compensation for distribution related services, a monthly fee at an annual rate of up to 0.75% of the average net assets attributable to the those Classes.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder reports fees reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.     PORTFOLIO VALUATION

Investments in securities in the pro forma financial statements are valued in accordance with the description of their respective prospectuses.

3.     CAPITAL SHARES

The Pro Forma Combining Statement of Assets and Liabilities assumes the issuance or reduction of shares of each of the Predecessor Funds merging into the Funds as if the reorganization had taken place on November 30, 1998, and is based on the net asset value of the surviving legal entity. The pro forma number of shares of each of the consolidated funds is as follows:

                                                                                                       Pro Forma
                                                       Pro Forma      Pro Forma      Pro Forma            Shares         Pro Forma
                                                          Shares         Shares         Shares       Outstanding            Shares
                                                     Outstanding    Outstanding    Outstanding     Institutional       Outstanding
 Fund                                                    Class A        Class B        Class C             Class     Service Class
 --------------------------------------------       ------------    -----------    -----------     -------------     -------------
 Growth Fund                                          15,361,055        898,744             --        28,875,296                --
 Income Equity Fund                                    6.262.981      3,530,248         12,002        32,071,380                --
 Small Cap Fund                                        6,160,119      2,147,740      1,039,759         6,585,331                --
 Income Fund                                           1,341,599      1,329,983             --        45,412,214                --
 Intermediate Government Income Fund                  23,688,543      5,429,008        356,415        27,459,185                --
 Limited Term Government Income Fund                   3,581,329        891,366             --        16,019,724                --
 Tax-Free Income Fund                                  8,207,698      1,454,614        651,051        29,471,721                --
 Cash Investment Money Market Fund                            --             --             --     1,169,346,181     7,610,860,732
 Prime Investment Money Market Fund                9,456,238,230  1,142,701,428             --                --                --
 National Tax-Free Money Market Fund                 101,824,210             --             --                --                --
 National Tax-Free Institutional Money Market
 Fund                                                         --             --             --        32,169,381     1,282,327,994
 Treasury Plus Institutional Money Market Fund                --             --             --       513,347,732       626,714,646
 Government Money Market Fund                      2,692,766,923             --             --                --                --


4.     INVESTMENT OBJECTIVE AND POLICIES

These statements do not reflect the effects of the proposed differing investment objectives and policies of certain of the Funds.

                                     PART C

ITEM 15. INDEMNIFICATION.

    Incorporated by reference to Item 25 of Post Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File Nos. [333-74295;
811-09253], filed [        , 1999] (accession number [        -   -        ]).

ITEM 16. EXHIBITS.

(1) Incorporated by reference to Item 23, Exhibit 1 of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File Nos.
    [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(2) Incorporated by reference to Item 23, Exhibit 2 of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File Nos.
    [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(3) Not applicable.

(4) Agreements and Plans of Reorganization as Filed herewith as Exhibit B to Part A.

(5) Not Applicable.

(6) Incorporated by reference to Item 23, Exhibits 4(a), (b)(i), and (b)(ii) of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on
    Form N-1A (File Nos. [333-74295; 811-09253], filed [        , 1999]
    (accession number [        -   -        ]).

(7) Incorporated by reference to Item 23, Exhibit 5(a) and (b) of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File
    Nos. [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(8) Not applicable.

(9) Incorporated by reference to Item 23, Exhibit 7 of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File Nos.
    [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(10) Incorporated by reference to Item 23, Exhibit 13 of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File
    Nos. [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(11) Incorporated by reference to Item 23, Exhibit 9 of [ ] Effective Amendment No.[ ] to Registrant's Registration Statement on Form N-1A (File Nos.
    [333-74295; 811-09253], filed [        , 1999] (accession number
    [        -   -        ]).

(12) Opinion of KPMG LLP as to the tax consequences of the reorganization, to be Filed by Post-Effective Amendment within a reasonably prompt amount of time after the closing date of the reorganization.

(13) Incorporated by reference to Item 23, Exhibit 8(a), (b), (c) and (d) of
    [  ] Effective Amendment No.[  ] to Registrant's Registration Statement on
    Form N-1A (File Nos. [333-74295; 811-09253], filed [        , 1999]
    (accession number [        -   -        ]).

(14) Not applicable.

(15) Not applicable.

(16) Powers of Attorney. Filed herewith.

(17) Not applicable.

ITEM 17. UNDERTAKINGS.

(1) Not applicable.

(2) Not applicable.

                                   SIGNATURES

    As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of San Francisco and State of California on the 22nd day of April, 1999.

                                WELLS FARGO FUNDS TRUST

                                By:  /s/
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons on the 22nd day of April, 1999.

                                        SIGNATURES          TITLE
                                --------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                         Chairman and President
                                --------------------------
                                [             ]

2)                              Principal Financial
                                and Accounting Officer

                                /s/                         Secretary and Treasurer
                                --------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                /s/                         Chairman
                                --------------------------
                                [             ]

                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee

By:  /s/
     --------------------------
     [             ]
     (Attorney-in-fact)

                                   SIGNATURES

    As required by the Securities Act of 1933, this Registration Statement of Wells Fargo Funds Trust has been signed on behalf of Wells Fargo Core Trust (Delaware) in the San Francisco and State of California on the 22nd day of April, 1999.

                                WELLS FARGO FUNDS TRUST

                                By:  /s/
                                     -----------------------------------------
                                     [             ]
                                     President

    This Registration Statement has been signed by the following persons on the 21st day of September, 1998.

                                        SIGNATURES          TITLE
                                --------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                         Chairman and President
                                --------------------------
                                [             ]

2)                              Principal Financial
                                and Accounting Officer

                                /s/                         Secretary and Treasurer
                                --------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                /s/                         Chairman
                                --------------------------
                                [             ]

                                [             ]             Trustee
                                [             ]             Trustee
                                [             ]             Trustee

By:  /s/
     --------------------------
     [             ]
     (Attorney-in-fact)

                               INDEX TO EXHIBITS

  EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT

(16)                Powers of Attorney.